                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3605

                          Northern Institutional Funds
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                          Northern Institutional Funds
                             50 South LaSalle Street
                                Chicago, IL 60675
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-7547

                      Date of fiscal year end: November 30

                     Date of reporting period: May 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

                                                                    MAY 31, 2003

NORTHERN INSTITUTIONAL FUNDS

Money Market Portfolios



                                                                         [PHOTO]





                                                               Semiannual Report


TRUST NORTHERN  for investment solutions

                                                NORTHERN
                                                INSTITUTIONAL FUNDS

                                                           Managed by
                                                    [LOGO] Northern Trust

               ----------------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS



                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Fund Distributors, LLC, not affiliated with Northern Trust.

                       2  STATEMENTS OF ASSETS AND LIABILITIES

                       3  STATEMENTS OF OPERATIONS

                       4  STATEMENTS OF CHANGES IN NET ASSETS

                       6  FINANCIAL HIGHLIGHTS

                          SCHEDULES OF INVESTMENTS

                           14    DIVERSIFIED ASSETS PORTFOLIO

                           21    GOVERNMENT PORTFOLIO

                           23    GOVERNMENT SELECT PORTFOLIO

                           25    TAX-EXEMPT PORTFOLIO

                           32    MUNICIPAL PORTFOLIO

                      40  ABBREVIATIONS AND OTHER INFORMATION

                      41  NOTES TO THE FINANCIAL STATEMENTS

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 MONEY MARKET PORTFOLIOS

 MONEY MARKET PORTFOLIOS

   STATEMENTS OF ASSETS AND LIABILITIES                MAY 31, 2003 (UNAUDITED)

                                                      DIVERSIFIED              GOVERNMENT
 Amounts in thousands,                                  ASSETS     GOVERNMENT    SELECT     TAX-EXEMPT   MUNICIPAL
 except per share data                                 PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments, at amortized cost                       $ 9,828,406  $1,409,836  $4,158,576    $608,163    $568,583
 Repurchase agreements, at cost which approximates
  fair value                                            2,663,105   1,151,236           -           -           -
 Cash                                                         436           -          15          36           8
 Interest income receivable                                25,429       3,157       4,543       3,593       1,698
 Receivable for securities sold                                 -           -           -           -         175
 Receivable from affiliated administrator                     170          54          55          18           9
 Prepaid and other assets                                      13          50          44           7           7
 Total Assets                                          12,517,559   2,564,333   4,163,233     611,817     570,480
-------------------------------------------------------------------------------------------------------------------
 LIABILITIES:
 Cash overdraft                                                 -          14           -           -           -
 Payable for securities purchased                          46,310           -           -           -       5,000
 Distributions payable to shareholders                     10,624       2,181       3,740         539         464
 Payable to affiliates:
  Investment advisory fees                                  2,617         573         373         141          44
  Co-administration fees                                    1,047         229         373          57          44
  Custody and accounting fees                                 150          74           -           7           -
  Transfer agent fees                                          25           3           7           3           6
 Accrued registration fees and other liabilities              381         158         269          33          25
 Total Liabilities                                         61,154       3,232       4,762         780       5,583
-------------------------------------------------------------------------------------------------------------------
 Net Assets                                           $12,456,405  $2,561,101  $4,158,471    $611,037    $564,897
-------------------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS:
 Capital stock                                        $12,455,747  $2,560,948  $4,158,478    $610,969    $564,879
 Undistributed net investment income                          509         130          29          44          19
 Accumulated undistributed net realized gain (loss)           149          23         (36)         24          (1)
 Net Assets                                           $12,456,405  $2,561,101  $4,158,471    $611,037    $564,897
-------------------------------------------------------------------------------------------------------------------
 Net Assets:
  Shares                                              $12,352,628  $2,419,504  $3,865,660    $601,345    $523,941
  Service Shares                                           75,665      31,110     116,463       9,692      40,956
  Premier Shares                                           28,112     110,487     176,348           -           -
 Total Shares Outstanding (no par value), Unlimited
  Shares Authorized:
  Shares                                               12,351,991   2,419,326   3,865,658     601,265     523,931
  Service Shares                                           75,651      31,109     116,463       9,695      40,948
  Premier Shares                                           28,106     110,481     176,349           -           -
 Net Asset Value, Redemption and Offering Price Per
  Share:
  Shares                                              $      1.00  $     1.00  $     1.00    $   1.00    $   1.00
  Service Shares                                             1.00        1.00        1.00        1.00        1.00
  Premier Shares                                             1.00        1.00        1.00           -           -
-------------------------------------------------------------------------------------------------------------------




See Accompanying Notes to the Financial Statements.


MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS               SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)

                                DIVERSIFIED                              GOVERNMENT
                                   ASSETS            GOVERNMENT            SELECT           TAX-EXEMPT          MUNICIPAL
Amounts in thousands             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                   $85,460             $19,163             $29,596             $5,303             $3,058

EXPENSES:
Investment advisory fees           14,886               3,447               4,578              1,025                488
Co-administration fees              5,955               1,379               2,289                410                244
Custody and accounting fees           667                 211                 146                 56                 31
Transfer agent fees                    96                  33                  37                  8                  8
Registration fees                      17                  16                  16                 17                 17
Printing fees                          47                  15                  23                  4                  1
Professional fees                      88                  26                  47                  7                  2
Trustee fees and expenses              57                  18                  29                  5                  1
Other                                 319                 357                 553                 21                 57
---------------------------------------------------------------------------------------------------------------------------
Total Expenses                     22,132               5,502               7,718              1,553                849
  Less voluntary waivers of
    investment advisory fees            -                   -              (2,289)                 -               (244)
  Less expenses reimbursed by
    administrator                    (895)               (306)               (231)              (100)               (55)
  Less custodian credits             (106)                (32)               (101)                 -                 (1)
  Net Expenses                     21,131               5,164               5,097              1,453                549
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income              64,329              13,999              24,499              3,850              2,509
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS:
Net realized gains
 on investments                       149                  45                   -                 40                  -
 Net Gains on Investments             149                  45                   -                 40                  -
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
 Resulting from Operations        $64,478             $14,044             $24,499             $3,890             $2,509

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

   STATEMENTS OF CHANGES IN NET ASSETS

                                                                        DIVERSIFIED
                                                                           ASSETS                    GOVERNMENT
                                                                         PORTFOLIO                    PORTFOLIO

Amounts in thousands                                                2003            2002            2003             2002
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                          $     64,329   $     190,195    $     13,999     $     45,425
Net realized gains (losses) on investment transactions                  149             405              45              208
 Net Increase in Net Assets Resulting from Operations                64,478         190,600          14,044           45,633
------------------------------------------------------------------------------------------------------------------------------
SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                                        61,536,337     102,190,410      16,998,886       29,875,782
Reinvestment of dividends                                             3,301           4,414             995            2,333
Payments for shares redeemed                                    (60,048,261)   (100,954,688)    (17,219,150)     (29,986,632)
 Net Increase (Decrease) in Net Assets Resulting from
   Shares Transactions                                            1,491,377       1,240,136        (219,269)        (108,517)
------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                                           938,596       2,174,647         304,502          497,986
Reinvestment of dividends                                                42              36               -                -
Payments for shares redeemed                                       (967,131)     (2,144,695)       (328,316)        (480,414)
 Net Increase (Decrease) in Net Assets Resulting
   from Service Shares Transactions                                 (28,493)         29,988         (23,814)          17,572
------------------------------------------------------------------------------------------------------------------------------
PREMIER SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                                            44,137          62,810         125,054          332,898
Payments for shares redeemed                                        (37,778)        (95,935)       (126,397)        (340,041)
 Net Increase (Decrease) in Net Assets Resulting
   from Premier Shares Transactions                                   6,359         (33,125)         (1,343)          (7,143)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income                                          (63,867)       (188,306)        (13,576)         (43,621)
 Total Distributions to Shares shareholders                         (63,867)       (188,306)        (13,576)         (43,621)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income                                             (391)        (1,417)            (157)            (531)
 Total Distributions to Service Shares shareholders                    (391)        (1,417)            (157)            (531)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
From net investment income                                              (71)          (472)            (266)          (1,273)
 Total Distributions to Premier Shares shareholders                     (71)          (472)            (266)          (1,273)
------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                           1,469,392      1,237,404         (244,381)         (97,880)
NET ASSETS:
Beginning of period                                              10,987,013      9,749,609        2,805,482        2,903,362
End of period                                                  $ 12,456,405   $ 10,987,013     $  2,561,101     $  2,805,482
------------------------------------------------------------------------------------------------------------------------------
Accumulated Undistributed Net Investment Income                $        509   $        509     $        130     $        130
------------------------------------------------------------------------------------------------------------------------------

(1) The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2002

        GOVERNMENT
          SELECT                     TAX-EXEMPT                  MUNICIPAL
         PORTFOLIO                    PORTFOLIO                  PORTFOLIO

    2003           2002           2003          2002          2003        2002
----------------------------------------------------------------------------------

$     24,499   $     75,189   $     3,850   $    10,318   $   2,509   $      3,820
           -            (27)           40           (16)          -             (1)
      24,499         75,162         3,890        10,302       2,509          3,819
----------------------------------------------------------------------------------

  19,743,825     37,250,740     1,652,615     3,290,690     975,230      1,181,007
       2,359          5,402           558           872         793            851
 (19,948,535)   (37,468,677)   (1,958,014)   (3,069,143)   (865,179)      (910,481)
    (202,351)      (212,535)     (304,841)      222,419     110,844        271,377
----------------------------------------------------------------------------------

     867,541      1,199,274        11,607        19,458      39,235         86,631
           -              -             -             -           -              -
    (870,317)    (1,208,796)      (11,262)      (24,809)    (43,922)       (80,626)
      (2,776)        (9,522)          345        (5,351)     (4,687)         6,005
----------------------------------------------------------------------------------

     281,131        167,610             -             -           -              -
    (231,427)       (50,881)            -             -           -              -
      49,704        116,729             -             -           -              -
----------------------------------------------------------------------------------

     (23,630)       (73,454)       (3,817)      (10,418)     (2,345)        (3,357)
     (23,630)       (73,454)       (3,817)      (10,418)     (2,345)        (3,357)
----------------------------------------------------------------------------------

        (491)        (1,509)          (33)          (68)       (164)          (463)
        (491)        (1,509)          (33)          (68)       (164)          (463)
----------------------------------------------------------------------------------

        (378)          (226)            -             -           -              -
        (378)          (226)            -             -           -              -
----------------------------------------------------------------------------------
    (155,423)      (105,355)     (304,456)      216,884     106,157        277,381

   4,313,894      4,419,249       915,493       698,609     458,740        181,359
$  4,158,471   $  4,313,894   $   611,037   $   915,493   $ 564,897   $    458,740
----------------------------------------------------------------------------------
$         29   $         29   $        44   $        44   $      19   $         19
----------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 MONEY MARKET PORTFOLIOS

 MONEY MARKET PORTFOLIOS

   FINANCIAL HIGHLIGHTS

                                                                                      SHARES
DIVERSIFIED ASSETS PORTFOLIO

Selected per share data                              2003          2002          2001         2000         1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $      1.00   $      1.00    $     1.00   $     1.00   $     1.00    $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.01          0.02          0.04         0.06         0.05          0.05
  Total Income from Investment Operations               0.01          0.02          0.04         0.06         0.05          0.05
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           (0.01)        (0.02)        (0.04)       (0.06)       (0.05)        (0.05)
     Total Distributions Paid                          (0.01)        (0.02)        (0.04)       (0.06)       (0.05)        (0.05)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $      1.00   $      1.00    $     1.00   $     1.00   $     1.00    $     1.00
--------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                      0.54%         1.76%         4.52%        6.20%        4.99%         5.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $12,352,628   $10,861,104    $9,620,568   $7,526,789   $7,475,275    $4,794,830
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements           0.35%         0.35%         0.35%        0.35%        0.35%         0.35%
  Expenses, before waivers and reimbursements           0.37%         0.37%         0.36%        0.38%        0.38%         0.38%
  Net investment income, net of waivers and
   reimbursements                                       1.09%         1.76%         4.35%        6.05%        4.89%         5.31%
  Net investment income, before waivers and
   reimbursements                                       1.07%         1.74%         4.34%        6.02%        4.86%         5.28%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                     SERVICE

Selected per share data                             2003/(4)/       2002         2001         2000         1999       1998/(5)/
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $  1.00       $   1.00      $  1.00      $  1.00      $  1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      -           0.01         0.04         0.06         0.05        0.02
  Total Income from Investment Operations                  -           0.01         0.04         0.06         0.05        0.02
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               -          (0.01)       (0.04)       (0.06)       (0.05)      (0.02)
     Total Distributions Paid                              -          (0.01)       (0.04)       (0.06)       (0.05)      (0.02)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $  1.00       $   1.00      $  1.00      $  1.00      $  1.00      $ 1.00
------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                      0.41%          1.50%        4.24%        5.85%        4.68%       1.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $75,665       $104,157      $74,165      $57,184      $59,815      $7,060
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements /(3)/     0.61%          0.61%        0.63%        0.69%        0.69%       0.69%
  Expenses, before waivers and reimbursements /(3)/     0.63%          0.63%        0.64%        0.72%        0.72%       0.72%
  Net investment income, net of waivers and
   reimbursements                                       0.83%          1.50%        4.07%        5.71%        4.55%       4.94%
  Net investment income, before waivers and
   reimbursements                                       0.81%          1.48%        4.06%        5.68%        4.52%       4.91%
------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(5) For the period July 1, 1998 (commencement of operations) through November 30, 1998.

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                  PREMIER
DIVERSIFIED ASSETS PORTFOLIO

Selected per share data                                    2003/(4)/   2002      2001      2000     1999/(5)/
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $  1.00    $  1.00   $  1.00   $  1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            -       0.01      0.04      0.05       0.03
  Total Income from Investment Operations                        -       0.01      0.04      0.05       0.03
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                     -      (0.01)    (0.04)    (0.05)     (0.03)
    Total Distributions Paid                                     -      (0.01)    (0.04)    (0.05)     (0.03)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $  1.00    $  1.00   $  1.00   $  1.00     $ 1.00
------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                            0.28%      1.24%     3.97%     5.57%      2.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                    $28,112    $21,752   $54,876   $29,883     $4,552
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements /(3)/           0.87%      0.87%     0.89%     0.95%      0.95%
  Expenses, before waivers and reimbursements /(3)/           0.89%      0.89%     0.90%     0.98%      0.98%
  Net investment income, net of waivers and reimbursements    0.57%      1.24%     3.81%     5.45%      4.29%
  Net investment income, before waivers and reimbursements    0.55%      1.22%     3.80%     5.42%      4.26%
------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(5) For the period April 1, 1999 (commencement of operations) through November 30, 1999.

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS
 FINANCIAL HIGHLIGHTS (continued)

                                                                                       SHARES
 GOVERNMENT PORTFOLIO

 Selected per share data                                2003         2002         2001         2000         1999          1998
 ----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00    $     1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                     0.01         0.02         0.04         0.06         0.05          0.04
  Total Income from Investment Operations                  0.01         0.02         0.04         0.06         0.05          0.04
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                              (0.01)       (0.02)       (0.04)       (0.06)       (0.05)        (0.04)
   Total Distributions Paid                               (0.01)       (0.02)       (0.04)       (0.06)       (0.05)        (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                        0.52%        1.59%        4.30%        6.10%        5.08%         5.28%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period             $2,419,504   $2,638,730   $2,747,048   $2,062,597   $1,565,743    $1,652,870
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements              0.35%        0.35%        0.35%        0.35%        0.35%         0.35%
  Expenses, before waivers and reimbursements              0.38%        0.38%        0.38%        0.38%        0.38%         0.40%
  Net investment income, net of waivers and
   reimbursements                                          1.04%        1.58%        4.07%        5.95%        4.75%         5.22%
  Net investment income, before waivers and
   reimbursements                                          1.01%        1.55%        4.04%        5.92%        4.72%         5.17%

                                                                                       SERVICE

 Selected per share data                             2003 /(4)/      2002         2001         2000      1999 /(5)/
----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        -         0.01         0.04         0.06         0.03
  Total Income from Investment Operations                     -         0.01         0.04         0.06         0.03
----------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  -        (0.01)       (0.04)       (0.06)       (0.03)
   Total Distributions Paid                                   -        (0.01)       (0.04)       (0.06)       (0.03)
----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
----------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                        0.39%        1.33%        4.02%        5.74%        3.03%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                $31,110      $54,924      $37,349      $32,352      $32,555
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements /(3)/        0.61%        0.61%        0.62%        0.69%        0.69%
  Expenses, before waivers and reimbursements /(3)/        0.64%        0.64%        0.65%        0.72%        0.72%
  Net investment income, net of waivers and
   reimbursements                                          0.78%        1.32%        3.80%        5.61%        4.41%
  Net investment income, before waivers and
   reimbursements                                          0.75%        1.29%        3.77%        5.58%        4.38%
 ---------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(5) For the period April 1, 1999 (commencement of operations) through November 30, 1999.

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                               PREMIER
GOVERNMENT PORTFOLIO

Selected per share data                                    2003/(4)/    2002       2001      2000      1999/(5)/
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $   1.00    $   1.00   $   1.00   $  1.00     $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            -        0.01       0.04      0.05        0.04
  Total Income from Investment Operations                        -        0.01       0.04      0.05        0.04
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                     -       (0.01)     (0.04)    (0.05)      (0.04)
    Total Distributions Paid                                     -       (0.01)     (0.04)    (0.05)      (0.04)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $   1.00    $   1.00   $   1.00   $  1.00     $  1.00
---------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                            0.26%       1.06%      3.75%     5.47%       4.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                   $110,487    $111,828   $118,965   $76,529     $44,575
Ratio to average net assets of: /(2)/
 Expenses, net of waivers and reimbursements /(3)/            0.87%       0.87%      0.88%     0.95%       0.95%
 Expenses, before waivers and reimbursements /(3)/            0.90%       0.90%      0.91%     0.98%       0.98%
 Net investment income, net of waivers and reimbursements     0.52%       1.06%      3.54%     5.35%       4.15%
 Net investment income, before waivers and reimbursements     0.49%       1.03%      3.51%     5.32%       4.12%
---------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(5) For the period December 15, 1998 (commencement of operations) through November 30, 1999.

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

                                                                                            SHARES
GOVERNMENT SELECT PORTFOLIO

Selected per share data                                        2003        2002        2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             0.01        0.02        0.04        0.06        0.05        0.05
  Total Income from Investment Operations                         0.01        0.02        0.04        0.06        0.05        0.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                     (0.01)      (0.02)      (0.04)      (0.06)      (0.05)      (0.05)
    Total Distributions Paid                                     (0.01)      (0.02)      (0.04)      (0.06)      (0.05)      (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                                0.55%       1.67%       4.39%       6.18%       4.94%       5.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                     $3,865,660  $4,068,010  $4,280,572  $2,576,552  $2,150,263  $1,694,869
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                     0.20%       0.20%       0.20%       0.20%       0.20%       0.20%
  Expenses, before waivers and reimbursements                     0.32%       0.33%       0.37%       0.38%       0.38%       0.39%
  Net investment income, net of waivers and reimbursements        1.09%       1.66%       4.14%       6.03%       4.85%       5.31%
  Net investment income, before waivers and reimbursements        0.97%       1.53%       3.97%       5.85%       4.67%       5.12%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           SERVICE

Selected per share data                                      2003 /(4)/    2002        2001       2000       1999 /(5)/
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                -        0.01        0.04        0.06        0.03
  Total Income from Investment Operations                            -        0.01        0.04        0.06        0.03
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                         -       (0.01)      (0.04)      (0.06)      (0.03)
    Total Distributions Paid                                         -       (0.01)      (0.04)      (0.06)      (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                                0.42%       1.41%       4.11%       5.82%       2.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                     $  116,463  $  119,239  $  128,761  $  116,640  $   11,846
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements /(3)/               0.46%       0.46%       0.48%       0.54%       0.54%
  Expenses, before waivers and reimbursements /(3)/               0.58%       0.59%       0.65%       0.72%       0.72%
  Net investment income, net of waivers and reimbursements        0.83%       1.40%       3.87%       5.69%       4.51%
  Net investment income, before waivers and reimbursements        0.71%       1.27%       3.70%       5.51%       4.33%
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(5) For the period May 28, 1999 (commencement of operations) through November 30, 1999.

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                       PREMIER
GOVERNMENT SELECT PORTFOLIO

Selected per share data                                    2003 /(4)/    2002      2001      2000     1999 /(5)/   1998 /(6)/
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $   1.00    $   1.00   $ 1.00   $  1.00     $ 1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             -        0.01     0.04      0.05       0.03             -
  Total Income from Investment Operations                         -        0.01     0.04      0.05       0.03             -
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                      -       (0.01)   (0.04)    (0.05)     (0.03)            -
    Total Distributions Paid                                      -       (0.01)   (0.04)    (0.05)     (0.03)            -
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $   1.00    $   1.00   $ 1.00   $  1.00     $ 1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                             0.29%       1.15%    3.84%     5.55%      3.30%         0.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                    $176,348    $126,645   $9,916   $15,403     $7,417         $ 108
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements /(3)/            0.72%       0.72%    0.74%     0.80%      0.80%         0.80%
  Expenses, before waivers and reimbursements /(3)/            0.84%       0.85%    0.91%     0.98%      0.98%         0.99%
  Net investment income, net of waivers and reimbursements     0.57%       1.14%    3.60%     5.43%      4.25%         4.71%
  Net investment income, before waivers and reimbursements     0.45%       1.01%    3.43%     5.25%      4.07%         4.52%
-------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(5) Premier Class shares were fully redeemed as of July 20, 1999. No shares were outstanding for the period July 21, 1999 through September 29, 1999. Shares were reintroduced on September 30, 1999.
(6) For the period November 23, 1998 (commencement of operations) through November 30, 1998. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

                                                                                         SHARES
TAX-EXEMPT PORTFOLIO

Selected per share data                                    2003 /(4)/    2002       2001       2000       1999         1998
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $   1.00    $   1.00   $   1.00   $   1.00   $   1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             -        0.01       0.03       0.04       0.03         0.03
  Total Income from Investment Operations                         -        0.01       0.03       0.04       0.03         0.03
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                      -       (0.01)     (0.03)     (0.04)     (0.03)       (0.03)
    Total Distributions Paid                                      -       (0.01)     (0.03)     (0.04)     (0.03)       (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $   1.00    $   1.00   $   1.00   $   1.00   $   1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                             0.47%       1.31%      2.84%      3.88%      3.03%        3.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                    $601,345    $906,147   $683,912   $663,641   $555,692     $748,151
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                  0.35%       0.35%      0.35%      0.35%      0.35%        0.35%
  Expenses, before waivers and reimbursements                  0.38%       0.37%      0.38%      0.40%      0.39%        0.39%
  Net investment income, net of waivers and reimbursements     0.94%       1.31%      2.79%      3.83%      2.89%        3.27%
  Net investment income, before waivers and reimbursements     0.91%       1.29%      2.76%      3.78%      2.85%        3.23%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                        SERVICE

Selected per share data                                    2003 /(4)/    2002       2001       2000     1999 /(5)/
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $   1.00    $   1.00   $   1.00   $   1.00   $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             -        0.01       0.03       0.03       0.02
  Total Income from Investment Operations                         -        0.01       0.03       0.03       0.02
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                      -       (0.01)     (0.03)     (0.03)     (0.02)
    Total Distributions Paid                                      -       (0.01)     (0.03)     (0.03)     (0.02)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $   1.00    $   1.00   $   1.00   $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                             0.34%       1.05%      2.56%      3.53%      1.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                    $  9,692    $  9,346   $ 14,697   $ 16,926   $ 35,536
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements /(3)/            0.61%       0.61%      0.63%      0.69%      0.69%
  Expenses, before waivers and reimbursements /(3)/            0.64%       0.63%      0.66%      0.74%      0.73%
  Net investment income, net of waivers and reimbursements     0.68%       1.05%      2.51%      3.49%      2.71%
  Net investment income, before waivers and reimbursements     0.65%       1.03%      2.48%      3.44%      2.67%
--------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(5) For the period May 13, 1999 (commencement of operations) through November 30, 1999.

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                               SHARES
MUNICIPAL PORTFOLIO

Selected per share data                                                   2003            2002        2001       2000 /(4)/
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $   1.00        $   1.00    $   1.00      $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.01            0.01        0.03         0.04
  Total Income from Investment Operations                                   0.01            0.01        0.03         0.04
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                               (0.01)          (0.01)      (0.03)       (0.04)
    Total Distributions Paid                                               (0.01)          (0.01)      (0.03)       (0.04)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $   1.00        $   1.00    $   1.00      $  1.00
------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                                          0.53%           1.41%       2.93%        3.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                                 $523,941        $413,098    $141,721      $78,621
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                               0.20%           0.21%       0.21%        0.21%
  Expenses, before waivers and reimbursements                               0.33%           0.36%       0.43%        0.53%
  Net investment income, net of waivers and reimbursements                  1.05%           1.40%       2.82%        3.98%
  Net investment income, before waivers and reimbursements                  0.92%           1.25%       2.60%        3.66%
------------------------------------------------------------------------------------------------------------------------------

                                                                                              SERVICE

Selected per share data                                                   2003 /(5)/      2002        2001      2000 /(6)/
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $   1.00        $   1.00    $   1.00      $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                          -            0.01        0.03         0.03
  Total Income from Investment Operations                                      -            0.01        0.03         0.03
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                                   -           (0.01)      (0.03)       (0.03)
    Total Distributions Paid                                                   -           (0.01)      (0.03)       (0.03)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $   1.00        $   1.00    $   1.00      $  1.00
------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                                          0.40%           1.16%       2.66%        3.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                                 $ 40,956        $ 45,642    $ 39,638      $36,320
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements /(3)/                         0.46%           0.46%       0.47%        0.54%
  Expenses, before waivers and reimbursements /(3)/                         0.59%           0.61%       0.69%        0.86%
  Net investment income, net of waivers and reimbursements                  0.79%           1.15%       2.56%        3.65%
  Net investment income, before waivers and reimbursements                  0.66%           1.00%       2.34%        3.33%
------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(4) For the period December 1, 1999 (commencement of operations) through November 30, 2000.
(5) Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(6) For the period February 11, 2000 (commencement of operations) through November 30, 2000.

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO


                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
       ASSET-BACKED NOTES - 0.3%
       Auto Receivables - 0.3%
         Honda Auto Receivables Owner Trust,
          1.30%, 8/11/03                                $25,182  $ 25,182
         Honda Auto Receivables Owner Trust,
          Series 2002-4 A1,
          1.38%, 12/15/03                                 8,570     8,570
         Whole Auto Loan Trust, Series 2002-1, Cl A1,
          1.42%, 12/15/03                                 3,036     3,036
       ------------------------------------------------------------------
       Total Asset-Backed Notes (cost $36,788)                     36,788
       CERTIFICATES OF DEPOSIT - 19.8%
       Domestic Depository Institutions - 1.5%
         Bank of America, Toronto,
          1.30%, 7/17/03                                 20,000    20,000
         Bank of New York,
          2.07%, 8/20/03                                 50,000    50,001
         State Street Bank, Boston,
          1.16%, 10/22/03                                15,000    15,000
         US Bank, Cincinnati,
          2.51%, 6/5/03                                  50,000    50,000
          1.31%, 7/7/03                                  45,000    45,000
       ------------------------------------------------------------------
                                                                  180,001
       ------------------------------------------------------------------
       Foreign Depository Institutions - 18.3%
         ABN-Amro, London Branch,
          1.32%, 7/7/03                                  78,000    78,000
         Bank of Nova Scotia, Portland Branch,
          1.94%, 8/4/03                                  50,000    50,053
         Barclays Bank, New York Branch,
          1.17%, 10/2/03                                 90,000    90,000
          1.24%, 11/3/03                                 67,000    67,023
         BNP Paribas, London Branch,
          1.26%, 7/30/03                                 70,000    70,000
          1.39%, 9/22/03                                 50,000    50,000
         BNP Paribas, New York Branch,
          1.34%, 2/10/04                                 75,000    75,000
         Canadian Bank Imperial Bank of Commerce,
          New York Branch,
          1.33%, 7/9/03                                  35,000    35,000
          1.31%, 7/10/03                                  8,000     8,000
          1.29%, 8/11/03                                 16,000    16,000
          1.27%, 8/21/03                                 50,000    50,001

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
        CERTIFICATES OF DEPOSIT - 19.8% - CONTINUED
        Foreign Depository Institutions - 18.3% - (continued)
          Credit Agricole Indosuez, London Branch,
           1.31%, 7/17/03                            $ 40,000  $ 40,000
          Danske Bank, New York Branch,
           1.28%, 8/11/03                              30,000    30,000
           1.45%, 9/5/03                               36,000    36,000
          Deutsche Bank, London Branch,
           1.18%, 11/12/03                            120,000   120,000
          Deutsche Bank, New York Branch,
           1.31%, 7/7/03                              100,000   100,000
          HBOS Treasury Services, London Branch,
           1.26%, 12/8/03                              45,000    45,001
          ING Bank, London,
           1.24%, 6/27/03                              90,000    90,000
           1.31%, 7/16/03                              78,000    78,000
           1.26%, 1/26/04                              50,000    50,000
          Lloyds Bank, London Branch,
           1.84%, 11/3/03                              25,000    25,030
          Monte Dei Paschi di Siena, London Branch,
           1.23%, 8/11/03                              22,000    22,000
          National Australia Bank, London Branch,
           2.39%, 6/17/03                              35,000    35,000
           1.45%, 11/10/03                             38,000    38,000
           1.48%, 11/12/03                             25,000    25,000
          Nordea Bank Finland, New York Branch,
           1.17%, 9/17/03                              15,000    15,000
           1.49%, 11/18/03                             25,000    24,998
           1.28%, 3/18/04                              45,000    45,018
           1.29%, 3/24/04                              50,000    49,996
          Rabobank Nederland, New York Branch,
           1.45%, 9/9/03                               75,000    75,000
           1.51%, 11/5/03                              55,000    55,000
           1.31%, 5/12/04                              30,000    30,000
          Royal Bank of Canada, New York Branch,
           1.31%, 3/31/04                              50,000    50,000
          Societe Generale, London Branch,
           1.45%, 9/5/03                               30,000    30,000
           1.25%, 12/29/03                             60,000    60,001
           1.25%, 4/13/04                              45,000    45,007
          Societe Generale, New York Branch,
           1.55%, 11/19/03                             58,000    57,996
          Svenska Handelsbanken, Inc., New York Branch,
           1.26%, 1/23/04                              70,000    70,000
           1.24%, 3/17/04                              68,750    68,750

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



                                                      PRINCIPAL
                                                       AMOUNT     VALUE
                                                       (000S)     (000S)
      CERTIFICATES OF DEPOSIT - 19.8% - CONTINUED
      Foreign Depository Institutions - 18.3% - (continued)
        Toronto Dominion Bank, New York Branch,
         1.26%, 7/7/03                                 $35,000  $   35,000
         1.45%, 9/5/03                                  85,000      85,010
         1.11%, 9/15/03                                 60,000      60,000
         1.22%, 3/17/04                                 72,600      72,600
        Westpac Banking Corp.,
         1.23%, 4/13/04                                 30,000      29,999
      --------------------------------------------------------------------
                                                                 2,282,483
      --------------------------------------------------------------------
      Total Certificates of Deposit (cost $2,462,484)            2,462,484
      COMMERCIAL PAPER - 28.8%
      Auto Receivables - 0.7%
        DaimlerChrysler Revolving Auto Conduit, Series 2,
         1.26%, 8/15/03                                 15,000      14,961
        FCAR1 Owner Trust,
         1.20%, 6/5/03                                  50,000      49,993
        New Center Asset Trust,
         1.26%, 7/16/03                                 20,000      19,969
      --------------------------------------------------------------------
                                                                    84,923
      --------------------------------------------------------------------
      Communications - 0.2%
        Verizon Network Funding, Series 3A-3,
         1.27%, 8/28/03                                 25,000      24,922
      --------------------------------------------------------------------
      Credit Card Master Trusts - 4.9%
        Citibank Credit Card Master Trust Dakota Certificates,
         1.24%, 6/5/03                                  25,000      24,997
         1.25%, 6/17/03                                 35,000      34,980
         1.27%, 6/20/03                                 40,000      39,973
         1.27%, 6/23/03                                 30,000      29,977
         1.26%, 7/10/03                                 50,000      49,932
         1.26%, 7/11/03                                 50,000      49,930
         1.25%, 7/29/03                                 93,000      92,813
        Ford Credit Floorplan Master Owner Trust A,
         Motown Funding LLC, Series 2002-1,
         1.27%, 6/13/03                                 60,000      59,975
         1.27%, 6/19/03                                 65,000      64,959
         1.25%, 7/22/03                                 60,000      59,894
        MBNA Credit Card Master Trust Emerald
         Certificates,
         1.27%, 6/16/03                                 40,000      39,979
         1.26%, 7/23/03                                 20,000      19,964
         1.25%, 7/30/03                                 45,000      44,908
      --------------------------------------------------------------------
                                                                   612,281
      --------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
        COMMERCIAL PAPER - 28.8% - CONTINUED
        Electric Services - 0.3%
          RWE AG,
           1.28%, 7/7/03                             $ 40,000  $ 39,949
        ---------------------------------------------------------------
        Electronic and Other Electronic Components - 2.1%
          General Electric Capital Corp.,
           1.37%, 6/2/03                               70,000    69,997
           1.25%, 7/29/03                              60,000    59,879
          General Electric International, Series A,
           1.26%, 8/26/03                              30,000    29,910
           1.14%, 11/17/03                            100,000    99,465
        ---------------------------------------------------------------
                                                                259,251
        ---------------------------------------------------------------
        Food Stores - 0.2%
          Tesco PLC,
           1.25%, 8/8/03                               25,000    24,941
        ---------------------------------------------------------------
        Foreign Depository Institutions - 5.0%
          Banco Santander Central Hispano,
           1.30%, 7/7/03                               65,000    64,915
           1.26%, 8/18/03                              15,000    14,959
           1.26%, 8/22/03                              74,000    73,788
           1.22%, 8/25/03                              70,000    69,798
           1.17%, 10/21/03                             60,000    59,722
          Caisse des Depots et Consignations,
           1.24%, 6/20/03                              50,000    49,967
           1.24%, 6/27/03                              60,000    59,946
          Den Norske Bank,
           1.24%, 6/11/03                              40,000    39,986
          HBOS Treasury Services,
           1.24%, 6/2/03                              100,000    99,997
           1.32%, 6/19/03                              22,000    21,985
           1.25%, 7/29/03                              65,000    64,869
        ---------------------------------------------------------------
                                                                619,932
        ---------------------------------------------------------------
        Multi-Seller Conduits - 9.8%
          Amstel Funding Corp.,
           1.34%, 6/16/03                              22,900    22,887
           1.31%, 7/21/03                              98,000    97,822
           1.27%, 7/25/03                              31,000    30,941
           1.28%, 8/4/03                               11,000    10,975
           1.24%, 8/5/03                               15,000    14,966
           1.27%, 10/28/03                            131,000   130,313

See Accompanying Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
     COMMERCIAL PAPER - 28.8% - CONTINUED
     Multi-Seller Conduits - 9.8% - (continued)
       Atlantic Asset Securitization Corp.,
        1.28%, 6/12/03                                  $ 12,106  $ 12,101
       Charta Corp.,
        1.25%, 7/3/03                                     50,000    49,944
       Clipper Receivables Corp.,
        1.24%, 6/20/03                                    40,000    39,974
        1.24%, 7/30/03                                    30,000    29,939
        1.25%, 8/7/03                                     12,000    11,972
       Edison Asset Securitization,
        1.30%, 7/11/03                                    50,000    49,928
        1.25%, 7/28/03                                   120,000   119,763
        1.23%, 8/11/03                                    60,000    59,854
        1.26%, 8/20/03                                    40,000    39,888
        1.25%, 10/20/03                                   40,000    39,804
       Eiffel Funding LLC,
        1.25%, 7/24/03                                    20,000    19,963
        1.28%, 8/5/03                                     12,953    12,923
       Gemini Securitization,
        1.24%, 7/25/03                                    55,000    54,898
        1.23%, 8/18/03                                    40,000    39,893
       Hatteras Funding Corp.,
        1.27%, 6/23/03                                    10,000     9,992
       Kitty Hawk Funding Corp.,
        1.25%, 6/12/03                                    24,123    24,114
       Lexington Parker Capital,
        1.21%, 6/5/03                                     30,148    30,144
        1.28%, 7/10/03                                    12,298    12,281
        1.25%, 7/11/03                                    20,000    19,972
        1.26%, 7/22/03                                    31,000    30,945
        1.27%, 7/25/03                                    10,000     9,981
       Liberty Street Funding Co.,
        1.25%, 8/1/03                                     29,000    28,939
       Tannehill Capital Co. LLC,
        1.26%, 6/16/03                                    15,000    14,992
        1.25%, 7/7/03                                     10,000     9,988
        1.28%, 7/18/03                                    10,000     9,983
        1.23%, 8/18/03                                    20,000    19,947
       Thames Asset Global Securitization No. 1, Inc.,
        1.23%, 8/18/03                                    30,000    29,920
       Thunder Bay Funding, Inc.,
        1.25%, 7/23/03                                    19,000    18,966
        1.23%, 8/15/03                                    20,000    19,949

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
        COMMERCIAL PAPER - 28.8% - CONTINUED
        Multi-Seller Conduits - 9.8% - (continued)
          Tulip Funding Corp.,
           1.32%, 6/10/03                            $10,000  $    9,997
           1.22%, 8/28/03                             33,000      32,902
        ----------------------------------------------------------------
                                                               1,221,760
        ----------------------------------------------------------------
        Security and Commodity Brokers - 0.5%
          Citigroup Global Markets Holdings, Inc.,
           1.23%, 8/5/03                              55,000      54,878
        ----------------------------------------------------------------
        Single Seller Conduits - 0.2%
          Forrestal Funding Master Trust,
           1.30%, 6/30/03                             20,000      19,979
        ----------------------------------------------------------------
        Structured Investment Vehicles - 4.7%
          Beta Finance, Inc.,
           1.26%, 7/25/03                             10,000       9,981
          Cancara Asset Securitization Ltd.,
           1.23%, 7/15/03                             65,160      65,062
           1.23%, 8/11/03                             25,000      24,939
          CC USA, Inc.,
           1.27%, 7/10/03                              5,000       4,993
           1.27%, 7/23/03                             10,000       9,982
           1.26%, 7/28/03                             48,000      47,904
          Dorada Finance, Inc.,
           1.27%, 7/14/03                             30,000      29,954
          Grampian Funding Ltd.,
           1.24%, 8/14/03                             26,000      25,934
           1.23%, 8/19/03                             20,000      19,946
          Pennine Funding LLC,
           1.27%, 6/13/03                             15,000      14,994
          Perry Global Funding LLC,
           1.23%, 8/14/03                             30,000      29,924
           1.23%, 8/20/03                             25,000      24,932
          Scaldis Capital LLC,
           1.27%, 7/14/03                             12,000      11,982
           1.27%, 7/15/03                             10,000       9,984
           1.27%, 7/21/03                             40,062      39,991
           1.27%, 7/25/03                             30,000      29,943
           1.26%, 7/28/03                             17,255      17,221
           1.26%, 7/29/03                              8,858       8,840
           1.23%, 8/11/03                             40,000      39,903
           1.23%, 8/27/03                             65,000      64,807

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



                                                   PRINCIPAL
                                                    AMOUNT     VALUE
                                                    (000S)     (000S)
        COMMERCIAL PAPER - 28.8% - CONTINUED
        Structured Investment Vehicles - 4.7% - (continued)
          Surrey Funding Corp.,
           1.25%, 7/22/03                           $ 5,420  $    5,410
           1.23%, 7/23/03                             7,580       7,567
           1.25%, 7/28/03                            12,000      11,976
          White Pine Finance LLC,
           1.25%, 6/26/03                            10,000       9,991
           1.24%, 7/25/03                            20,516      20,478
        ---------------------------------------------------------------
                                                                586,638
        ---------------------------------------------------------------
        Transportation Equipment - 0.2%
          BMW US Capital Corp.,
           1.29%, 7/16/03                            30,000      29,952
        ---------------------------------------------------------------
        Total Commercial Paper (cost $3,579,406)              3,579,406
        CORPORATE NOTES/BONDS - 9.3%
        Administration of Environmental and Housing Programs - 0.0%
          Tri-O Development LLC Program Notes,
           Series 1999 (National City Bank LOC),
           1.37%, 6/6/03                              3,625       3,625
        ---------------------------------------------------------------
        Amusement and Recreation Services - 0.0%
          HealthTrack Sports and Wellness,
           1.35%, 6/6/03                              4,640       4,640
        ---------------------------------------------------------------
        Bank Holding Companies - 0.3%
          Australia and New Zealand Banking Group
           Euro MTN FRN,
           1.33%, 7/22/03                            10,000      10,002
          Westpac Banking Corp. Euro MTN FRN,
           1.33%, 8/6/03                             25,000      25,010
        ---------------------------------------------------------------
                                                                 35,012
        ---------------------------------------------------------------
        Business Services - 0.1%
          Birchwood Acres Ltd. Taxable VRDB,
           Series 2000,
           1.40%, 6/6/03                             12,410      12,410
        ---------------------------------------------------------------
        Chemicals and Allied Products - 0.3%
          Merck & Company VRN, /(1)/
           4.49%, 2/22/04                            30,000      30,698
        ---------------------------------------------------------------
        Communications - 0.5%
          Bellsouth Corp., /(1)/
           4.16%, 4/26/04                            60,000      61,465
        ---------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
       CORPORATE NOTES/BONDS - 9.3% - CONTINUED
       Construction - 0.1%
         Metal Forming & Coining Corp.
          (National City Bank LOC),
          1.37%, 6/6/03                                $ 7,360  $  7,360
       -----------------------------------------------------------------
       Domestic Depository Institutions - 2.1%
         Bank One, N.A., Chicago,
          1.30%, 7/10/03                                50,000    50,000
          1.16%, 11/10/03                               60,000    60,000
          1.29%, 4/15/04                                50,000    49,996
         Bloomingdale Lifetime Fitness LLC,
          1.35%, 6/6/03                                  4,920     4,920
         Marshall and Ilsley Bank,
          5.26%, 12/15/03                               74,000    75,397
         National City Bank FRN,
          1.28%, 6/12/03                                15,000    15,009
       -----------------------------------------------------------------
                                                                 255,322
       -----------------------------------------------------------------
       General Merchandise Stores - 0.0%
         Wal-Mart Stores, Inc.,
          4.88%, 6/1/03                                  5,000     5,000
       -----------------------------------------------------------------
       Health Services - 0.1%
         Muhlenberg Medical Property,
          1.35%, 6/6/03                                  5,200     5,200
         Surgery Center Financing Corp. VRDN,
          Series 1997 (National City Bank LOC),
          1.37%, 6/6/03                                  5,455     5,455
       -----------------------------------------------------------------
                                                                  10,655
       -----------------------------------------------------------------
       International Receivables  - 0.3%
         Holmes Financing PLC FRN, Series 6-1A,
          1.31%, 6/16/03                                40,000    40,000
       -----------------------------------------------------------------
       Membership Organizations - 0.0%
         American Association of Retired Persons
          VRDN,
          1.35%, 6/6/03                                  5,000     5,000
       -----------------------------------------------------------------
       Non-Depository Personal Credit Institutions - 0.5%
         Folk Financial Services, Inc., Loan Program
          Notes, Series A (NCC Bank, Michigan LOC),
          1.34%, 6/6/03                                  5,615     5,615
         General Electric Capital Corp.,
          6.81%, 11/3/03                                10,060    10,282
         SLM Corp. Senior FRN,/ (1)/
          1.32%, 6/2/03                                 50,000    50,000
       -----------------------------------------------------------------
                                                                  65,897
       -----------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
       CORPORATE NOTES/BONDS - 9.3% - CONTINUED
       Real Estate - 0.1%
         Barrington Development Funding LLC,
          1.35%, 6/6/03                                $5,665     $5,665
         MHS Realty Company LLC, Taxable Secured
          Promissory VRDN, Series 2001,
          1.42%, 6/6/03                                 8,515      8,515
       -----------------------------------------------------------------
                                                                  14,180
       -----------------------------------------------------------------
       Residential Mortgages - 0.3%
         Granite Mortgages PLC FRN,
          1.31%, 6/20/03                               37,500     37,500
       -----------------------------------------------------------------
       Security and Commodity Brokers - 3.4%
         Goldman Sachs Group,
          1.37%, 8/20/03                               35,000     35,000
          1.29%, 9/15/03                              100,000    100,000
          1.30%, 9/25/03                               35,000     35,000
          1.29%, 10/29/03                              85,000     85,000
         Lehman Brothers Holdings FRN,
          1.37%, 6/23/03                              120,000    120,000
         Morgan Stanley FRN,
          1.58%, 7/22/03                               38,450     38,543
       -----------------------------------------------------------------
                                                                 413,543
       -----------------------------------------------------------------
       Transportation Equipment - 1.2%
         American Honda Finance FRN,/ (1)/
          1.50%, 7/16/03                               15,000     15,022
          1.30%, 7/22/03                               60,000     59,996
          1.49%, 8/18/03                               30,000     30,049
         BMW US Capital MTN,
          4.07%, 6/7/04                                45,000     46,310
       -----------------------------------------------------------------
                                                                 151,377
       -----------------------------------------------------------------
       Total Corporate Notes/Bonds (cost $1,153,684)           1,153,684
       EURODOLLAR TIME DEPOSITS - 7.3%
       Domestic Depository Institutions - 0.8%
         Fleet National Bank, Grand Cayman,
          1.28%, 6/2/03                                55,956     55,956
         Mellon Bank, Grand Cayman,
          1.38%, 6/2/03                                50,000     50,000
       -----------------------------------------------------------------
                                                                 105,956
       -----------------------------------------------------------------
       Foreign Depository Institutions - 6.5%
         Barclays Bank, Global Treasury Services, London,
          1.38%, 6/2/03                               250,000    250,000

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
       EURODOLLAR TIME DEPOSITS - 7.3% - CONTINUED
       Foreign Depository Institutions - 6.5% - (continued)
         Credit Agricole Indosuez, London,
          1.23%, 8/12/03                                $80,000  $ 80,000
         Dexia Bank Belgium, Brussels,
          1.34%, 7/8/03                                  69,000    69,000
         Fortis Bank Nederland, Amsterdam,
          1.40%, 6/2/03                                  75,000    75,000
         HBOS Treasury Services, London,
          1.28%, 6/5/03                                  24,000    24,000
         ING Belgium, Brussels,
          1.38%, 6/2/03                                 135,072   135,072
         Unicredito Italiano, Milan,
          1.24%, 6/25/03                                100,000   100,000
          1.25%, 6/30/03                                 70,000    70,000
       ------------------------------------------------------------------
                                                                  803,072
       ------------------------------------------------------------------
       Total Eurodollar Time Deposits (cost $909,028)             909,028
       MUNICIPAL INVESTMENTS - 1.5%
       Administration of Environmental and Housing Programs - 0.7%
         Alaska State Housing Finance Corp.
          Governmental Purpose Revenue Bonds,
          Series 2001D,
          1.32%, 6/6/03                                  27,965    27,965
         California Housing Finance Agency Home
          Mortgage Revenue Bonds, Series R,
          1.32%, 6/6/03                                  60,000    60,000
       ------------------------------------------------------------------
                                                                   87,965
       ------------------------------------------------------------------
       Amusement and Recreation Services - 0.1%
         Harris County, Houston, Texas, Revenue
          Bonds, Series E, Sports Authority Junior
          Lien NFL,
          1.35%, 6/6/03                                   1,100     1,100
         Maryland Stadium Authority Sports Facilities
          Lease Revenue Bonds, Series A,
          1.31%, 6/6/03                                  16,300    16,300
       ------------------------------------------------------------------
                                                                   17,400
       ------------------------------------------------------------------
       Educational Services - 0.0%
         Washington State Housing Finance
          Commonwealth Revenue Bonds, Series
          2000B, Spokane Community College
          Foundation Project,
          1.35%, 6/6/03                                   2,105     2,105
       ------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 1.5% - CONTINUED
      Executive, Legislative and General Government - 0.2%
        Cook County, Illinois, G.O. Taxable Bonds,
         Series 2002A,
         1.37%, 6/6/03                                    $22,000  $22,000
      --------------------------------------------------------------------
      Insurance Carriers - 0.0%
        Health Insurance Plan of Greater New York, VRN,
         Series 1990 B-1,
         1.33%, 6/6/03                                      5,000    5,000
      --------------------------------------------------------------------
      Oil and Gas Extraction - 0.0%
        Duncan Oil Co. VRDN, Series 2000,
         1.37%, 6/6/03                                      3,895    3,895
      --------------------------------------------------------------------
      Petroleum Refining - 0.2%
        Delaware Economic Development Authority IDR,
         Series 1997D (AMT), Delaware Clean Power
         Project,
         1.40%, 6/6/03                                     20,000   20,000
      --------------------------------------------------------------------
      Transportation Services - 0.2%
        Denver, Colorado, City & County Airport Revenue
         Bonds, Series 2002C (AMT),
         1.35%, 6/6/03                                     19,000   19,000
      --------------------------------------------------------------------
      Wholesale Trade - Durable Good - 0.1%
        Jackson County, Georgia, IDA Taxable Revenue
         Bonds, Series 2002, John W. Rooker, LLC
         Project,
         1.30%, 6/6/03                                      8,800    8,800
      --------------------------------------------------------------------
      Total Municipal Investments (cost $186,165)                  186,165
      U.S. GOVERNMENT AGENCIES - 9.5%
      Fannie Mae - 4.0%
        FNMA Discount Notes
         2.01%, 6/27/03                                    75,000   74,891
         1.71%, 7/25/03                                   181,000  180,524
         1.13%, 10/1/03                                    75,000   74,713
         1.09%, 4/30/04                                    60,000   59,393
        FNMA Notes
         4.00%, 8/15/03                                    24,892   25,001
         3.13%, 11/15/03                                   36,415   36,664
         4.75%, 3/15/04                                    11,000   11,300
         1.45%, 4/19/04                                    36,000   35,985
      --------------------------------------------------------------------
                                                                   498,471
      --------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
      U.S. GOVERNMENT AGENCIES - 9.5% - CONTINUED
      Federal Farm Credit Bank - 0.9%
        Federal Farm Credit Bank Notes
         1.85%, 8/1/03                                  $50,000    $49,997
         1.70%, 10/1/03                                  20,000     19,999
         2.30%, 10/10/03                                 37,000     37,064
      --------------------------------------------------------------------
                                                                   107,060
      --------------------------------------------------------------------
      Federal Home Loan Bank - 1.1%
        FHLB Discount Note
         2.02%, 7/1/03                                   19,241     19,209
        FHLB Notes
         5.13%, 9/15/03                                   8,000      8,077
         3.06%, 10/24/03                                  5,000      5,032
         5.03%, 11/3/03                                   7,800      7,917
         5.38%, 1/5/04                                    6,105      6,253
         3.38%, 6/15/04                                  89,865     91,922
      --------------------------------------------------------------------
                                                                   138,410
      --------------------------------------------------------------------
      Freddie Mac - 3.2%
        FHLMC Discount Notes
         1.58%, 8/14/03                                  20,000     19,935
         1.71%, 8/14/03                                  57,000     56,800
         1.79%, 9/11/03                                  90,000     89,549
         1.74%, 9/12/03                                  65,000     64,682
         1.23%, 2/26/04                                  15,000     14,862
        FHLMC Notes
         5.75%, 7/15/03                                  46,410     46,605
         6.38%, 11/15/03                                 83,294     84,986
         3.25%, 12/15/03                                 11,460     11,587
         5.00%, 1/15/04                                  10,935     11,184
      --------------------------------------------------------------------
                                                                   400,190
      --------------------------------------------------------------------
      Student Loan Marketing Association - 0.3%
        SLMA Discount Notes
         1.59%, 8/1/03                                   32,500     32,412
         1.58%, 8/5/03                                    9,000      8,974
      --------------------------------------------------------------------
                                                                    41,386
      --------------------------------------------------------------------
      Total U.S. Government Agencies (cost $1,185,517)           1,185,517

See Accompanying Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2003 (UNAUDITED)


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
     U.S. GOVERNMENT OBLIGATIONS - 2.5%
       U.S. Treasury Notes
        5.25%, 8/15/03                                  $50,000    $50,372
        5.75%, 8/15/03                                   50,000     50,425
        2.75%, 9/30/03                                   55,000     55,206
        2.75%, 10/31/03                                  75,000     75,384
        4.25%, 11/15/03                                  55,000     55,725
        3.00%, 11/30/03                                  28,000     28,222
     ---------------------------------------------------------------------
     Total U.S. Government Obligations (cost $315,334)             315,334
     ---------------------------------------------------------------------
     Investments, at Amortized Cost (cost $9,828,406)            9,828,406
     REPURCHASE AGREEMENTS - 21.3%
     (Colld. by U.S. Government/Agency Securities)
     Joint Repurchase Agreements - 2.1%
       Morgan Stanley & Co., Inc., dated 5/30/03,
        repurchase price $58,474
        1.22%, 6/2/03                                    58,468     58,468
       Bank of America Securities LLC, dated
        5/30/03, repurchase price $87,710
        1.23%, 6/2/03                                    87,701     87,701
       Societe Generale - New York Branch, dated
        5/30/03, repurchase price $29,237
        1.25%, 6/2/03                                    29,234     29,234
       UBS Warburg LLC, dated 5/30/03, repurchase
        price $87,711
        1.25%, 6/2/03                                    87,702     87,702
     ---------------------------------------------------------------------
                                                                   263,105
     ---------------------------------------------------------------------
     (Colld. by U.S. Government/Agency Securities)
     Repurchase Agreements - 19.2%
       Bank of America Securities LLC, dated
        5/30/03, repurchase price $600,046
        1.37%, 6/2/03                                   600,000    600,000
       Credit Suisse First Boston Corp., dated
        5/30/03, repurchase price $300,023
        1.38%, 6/2/03                                   300,000    300,000
       UBS Warburg LLC, dated 5/30/03, repurchase
        price $535,041
        1.38%, 6/2/03                                   535,000    535,000
       Bear Stearns, Inc., dated 5/30/03, repurchase
        price $325,025
        1.40%, 6/2/03                                   325,000    325,000

                                                    PRINCIPAL
                                                     AMOUNT      VALUE
                                                     (000S)      (000S)
      REPURCHASE AGREEMENTS - 21.3% - CONTINUED
      Repurchase Agreements - 19.2% - (continued)
        Greenwich Capital Markets, Inc., dated
         5/30/03, repurchase price $640,050
         1.40%, 6/2/03                              $640,000     $640,000
      --------------------------------------------------------------------
                                                                2,400,000
      --------------------------------------------------------------------
      Total Repurchase Agreements (cost $2,663,105)             2,663,105
      --------------------------------------------------------------------
      Total Investments - 100.3% (cost $12,491,511)            12,491,511
         Liabilities less Other Assets - (0.3)%                   (35,106)
      --------------------------------------------------------------------
      NET ASSETS - 100.0%                                     $12,456,405

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to approximately $247,230,000 or 2.0% of net assets.

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2003 (UNAUDITED)


       GOVERNMENT PORTFOLIO

                                               PRINCIPAL
                                                AMOUNT    VALUE
                                                (000S)    (000S)
              U.S. GOVERNMENT AGENCIES - 47.1%
              Fannie Mae - 18.9%
                FNMA Discount Notes
                 1.20%, 6/2/03                  $60,000  $ 59,998
                 1.26%, 6/2/03                   60,000    59,998
                 1.12%, 6/11/03                  65,000    64,980
                 1.26%, 6/25/03                  29,278    29,253
                 1.23%, 6/27/03                  35,000    34,969
                 1.26%, 6/27/03                   2,472     2,470
                 1.61%, 6/27/03                  24,000    23,972
                 1.97%, 6/27/03                  12,000    11,983
                 1.15%, 9/24/03                  50,000    49,817
                 1.47%, 11/14/03                  5,000     4,966
                FNMA FRN
                 1.17%, 6/9/03                   30,000    30,000
                FNMA Notes
                 4.00%, 8/15/03                  10,000    10,055
                 4.75%, 11/14/03                  4,635     4,708
                 3.13%, 11/15/03                  5,000     5,035
                 5.13%, 2/13/04                  65,000    66,802
                 3.63%, 4/15/04                  25,000    25,518
              ---------------------------------------------------
                                                          484,524
              ---------------------------------------------------
              Federal Farm Credit Bank - 5.1%
                Federal Farm Credit Bank FRN
                 1.19%, 6/4/03                   30,000    29,984
                 1.21%, 6/10/03                  30,000    29,996
                 1.21%, 6/10/03                  35,000    34,996
                 1.23%, 6/17/03                  20,000    19,993
                 1.20%, 6/24/03                  15,000    14,994
              ---------------------------------------------------
                                                          129,963
              ---------------------------------------------------
              Federal Home Loan Bank - 8.1%
                FHLB Discount Notes
                 1.26%, 6/2/03                    2,807     2,807
                 1.12%, 6/11/03                  30,000    29,991
                 1.16%, 9/19/03                  50,000    49,823
                 1.44%, 10/31/03                 30,000    29,818
                FHLB FRN
                 1.09%, 6/12/03                  25,000    24,988
                 1.18%, 6/16/03                  30,000    29,996
                 1.24%, 6/30/03                  15,000    14,996
                 1.15%, 8/25/03                  25,000    24,989

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
        U.S. GOVERNMENT AGENCIES - 47.1% - CONTINUED
        Federal Home Loan Bank - 8.1% - (continued)
          FHLB Note
           6.13%, 8/15/03                            $ 1,000  $    1,010
        ----------------------------------------------------------------
                                                                 208,418
        ----------------------------------------------------------------
        Freddie Mac - 14.6%
          FHLMC Discount Notes
           1.12%, 6/12/03                             45,000      44,985
           2.06%, 6/19/03                             25,000      24,974
           2.10%, 6/19/03                             15,000      14,984
           1.25%, 7/17/03                             30,105      30,057
           1.75%, 7/17/03                             13,000      12,971
           1.91%, 7/17/03                             10,000       9,976
           1.98%, 7/17/03                             20,000      19,949
           1.70%, 8/14/03                             10,000       9,965
           1.75%, 8/14/03                             23,886      23,800
           1.79%, 10/22/03                            10,000       9,929
           1.55%, 12/4/03                             35,000      34,721
           1.20%, 12/15/03                             4,000       3,974
           1.28%, 4/22/04                             20,000      19,768
           1.30%, 4/22/04                             20,000      19,765
          FHLMC Notes
           4.50%, 6/15/03                              1,500       1,502
           5.75%, 7/15/03                              3,785       3,805
           3.50%, 9/15/03                              1,100       1,107
           6.38%, 11/15/03                            36,700      37,526
           3.25%, 12/15/03                            29,758      30,051
           3.75%, 4/15/04                             20,000      20,442
        ----------------------------------------------------------------
                                                                 374,251
        ----------------------------------------------------------------
        Student Loan Marketing Association - 0.4%
          SLMA Note
           4.75%, 4/23/04                             10,855      11,189
        ----------------------------------------------------------------
        Total U.S. Government Agencies (cost $1,208,345)       1,208,345
        U.S. GOVERNMENT OBLIGATIONS - 5.9%
          U.S. Treasury Notes
           2.75%, 9/30/03                             40,000      40,147
           2.75%, 10/31/03                            20,000      20,104
           4.25%, 11/15/03                            65,000      65,756
           3.63%, 3/31/04                             25,000      25,484
        ----------------------------------------------------------------
        Total U.S. Government Obligations (cost $151,491)        151,491

See Accompanying Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2003 (UNAUDITED)


       GOVERNMENT PORTFOLIO (continued)

                                                    NUMBER OF
                                                     SHARES     VALUE
                                                     (000S)     (000S)
       OTHER - 2.0%
         Short-Term Investment Company Treasury
          Portfolio Money Market Fund                 50,000  $   50,000
       -----------------------------------------------------------------
       Total Other (cost $50,000)                                 50,000
       -----------------------------------------------------------------
       Investments, at Amortized Cost (cost $1,409,836)        1,409,836
                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
       REPURCHASE AGREEMENTS - 45.0%
       (Colld. by U.S. Government/Agency Securities)
       Joint Repurchase Agreements - 4.7%
         Morgan Stanley & Co, Inc., dated 5/30/03,
          repurchase price $26,524
          1.22%, 6/2/03                             $ 26,522      26,522
         Bank of America Securities LLC, dated
          5/30/03, repurchase price $39,787
          1.23%, 6/2/03                               39,782      39,782
         Societe Generale - New York Branch, dated
          5/30/03, repurchase price $13,262
          1.25%, 6/2/03                               13,261      13,261
         UBS Warburg LLC, dated 5/30/03,
          repurchase price $39,787
          1.25%, 6/2/03                               39,782      39,782
       -----------------------------------------------------------------
                                                                 119,347
       -----------------------------------------------------------------
       (Colld. by U.S. Government/Agency Securities)
       Repurchase Agreements - 40.3%
         Merrill Lynch, Inc., dated 5/30/03,
          repurchase price $150,011
          1.36%, 6/2/03                              150,000     150,000
         UBS Warburg LLC, dated 5/30/03,
          repurchase price $350,027
          1.38%, 6/2/03                              350,000     350,000
         Bear Stearns, Inc., dated 5/30/03,
          repurchase price $200,016
          1.40%, 6/2/03                              200,000     200,000
         Greenwich Capital Markets, Inc., dated
          5/30/03, repurchase price $200,016
          1.40%, 6/2/03                              200,000     200,000

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
       REPURCHASE AGREEMENTS - 45.0% - CONTINUED
       Repurchase Agreements - 40.3% - (continued)
         Lehman Brothers, Inc., dated 5/30/03,
          repurchase price $131,899
          1.42%, 6/2/03                             $131,889    $131,889
       -----------------------------------------------------------------
                                                               1,031,889
       -----------------------------------------------------------------
       Total Repurchase Agreements (cost $1,151,236)           1,151,236
       -----------------------------------------------------------------
       Total Investments - 100.0% (cost $2,561,072)            2,561,072
          Other Assets less Liabilities - 0.0%                        29
       -----------------------------------------------------------------
       NET ASSETS - 100.0%                                    $2,561,101

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2003 (UNAUDITED)


       GOVERNMENT SELECT PORTFOLIO

                                                     PRINCIPAL
                                                      AMOUNT   VALUE
                                                      (000S)   (000S)
          U.S. GOVERNMENT AGENCIES - 95.9%
          Federal Farm Credit Bank - 22.6%
            Federal Farm Credit Bank Discount Notes
             1.19%, 6/2/03                           $  8,500   $8,499
             1.26%, 6/2/03                            100,000   99,997
             1.22%, 6/3/03                             75,000   74,995
             1.27%, 6/11/03                            30,000   29,989
             1.26%, 7/3/03                             25,000   24,972
             1.31%, 7/14/03                            18,551   18,522
             1.27%, 8/6/03                              2,723    2,717
             1.70%, 8/21/03                            10,000    9,962
             1.13%, 9/15/03                            13,200   13,156
             1.47%, 9/24/03                             7,397    7,362
             1.16%, 11/17/03                           14,500   14,421
             1.32%, 12/18/03                           38,954   38,668
             1.35%, 12/30/03                           30,000   29,762
             1.26%, 3/16/04                            10,000    9,899
            Federal Farm Credit Bank FRN
             1.19%, 6/4/03                             50,000   49,973
             1.19%, 6/6/03                             85,000   84,989
             1.21%, 6/10/03                            45,000   44,995
             1.21%, 6/16/03                           100,000  100,000
             1.23%, 6/17/03                            40,000   39,986
             1.20%, 6/24/03                           130,000  129,942
            Federal Farm Credit Bank Notes
             2.30%, 10/10/03                           25,000   25,043
             1.80%, 11/3/03                            75,000   75,076
             4.80%, 11/6/03                             6,000    6,085
          ------------------------------------------------------------
                                                               939,010
          ------------------------------------------------------------
          Federal Home Loan Bank - 51.9%
            FHLB Discount Notes
             1.26%, 6/2/03                            728,180  728,155
             1.11%, 6/6/03                             97,750   97,735
             1.17%, 6/6/03                             15,130   15,128
             1.12%, 6/11/03                           167,000  166,948
             1.21%, 6/13/03                            35,950   35,936
             1.19%, 6/18/03                            50,000   49,972
             1.17%, 6/25/03                            22,672   22,654
             1.21%, 6/25/03                            66,960   66,906
             1.25%, 6/27/03                            42,295   42,257
             1.94%, 7/1/03                             40,000   39,935
             1.66%, 7/31/03                            15,000   14,959
             1.73%, 8/1/03                             46,000   45,865
             1.15%, 8/20/03                            50,000   49,872

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
       U.S. GOVERNMENT AGENCIES - 95.9% - CONTINUED
       Federal Home Loan Bank - 51.9% - (continued)
          1.44%, 10/31/03                           $  7,000  $    6,957
          1.14%, 11/12/03                             30,000      29,844
          1.12%, 11/13/03                             15,000      14,923
         FHLB FRN
          1.09%, 6/12/03                             235,000     234,896
          1.18%, 6/16/03                              40,000      39,995
          1.24%, 6/30/03                              75,000      74,980
          1.15%, 8/25/03                              30,000      29,987
         FHLB Notes
          4.50%, 7/7/03                               50,000      50,163
          4.13%, 8/15/03                               7,065       7,106
          5.13%, 9/15/03                               3,935       3,972
          3.13%, 11/14/03                             19,550      19,716
          6.38%, 11/14/03                             11,785      12,050
          2.88%, 11/28/03                              6,300       6,350
          2.91%, 11/28/03                              4,400       4,436
          5.38%, 1/5/04                                3,900       3,997
          3.75%, 2/13/04                               5,605       5,706
          5.25%, 2/13/04                               2,450       2,519
          3.75%, 4/15/04                              96,285      98,411
          4.88%, 4/16/04                             132,870     137,120
       -----------------------------------------------------------------
                                                               2,159,450
       -----------------------------------------------------------------
       Student Loan Marketing Association - 21.3%
         SLMA Discount Notes
          1.26%, 6/2/03                              850,000     849,971
          1.20%, 6/17/03                               2,000       1,999
          1.69%, 8/1/03                               14,900      14,857
         SLMA Note
          4.75%, 4/23/04                              17,000      17,524
       -----------------------------------------------------------------
                                                                 884,351
       -----------------------------------------------------------------
       Tennessee Valley Authority - 0.1%
         Tennessee Valley Authority Note
          5.00%, 12/18/03                              3,815       3,887
       -----------------------------------------------------------------
       Total U.S. Government Agencies (cost $3,986,698)        3,986,698

See Accompanying Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2003 (UNAUDITED)


       GOVERNMENT SELECT PORTFOLIO (continued)

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
       U.S. GOVERNMENT OBLIGATIONS - 3.9%
         U.S. Treasury Notes
          2.75%, 9/30/03                             $20,000     $20,073
          2.75%, 10/31/03                             30,000      30,155
          4.25%, 11/15/03                             65,000      65,780
          3.63%, 3/31/04                              45,000      45,870
       ------------------------------------------------------------------
       Total U.S. Government Obligations (cost $161,878)         161,878

                                                     NUMBER
                                                    OF SHARES   VALUE
                                                     (000S)     (000S)
       OTHER - 0.2%
         AIM Short Term Investment Government
          Tax Advantage Money Market Fund             10,000      10,000
       ------------------------------------------------------------------
       Total Other (cost $10,000)                                 10,000
       ------------------------------------------------------------------
       Total Investments - 100.0% (cost $4,158,576)            4,158,576
          Liabilities less Other Assets - (0.0)%                    (105)
       ------------------------------------------------------------------
       NET ASSETS - 100.0%                                    $4,158,471

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2003 (UNAUDITED)


       TAX-EXEMPT PORTFOLIO


                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.2%
       Alabama - 0.0%
         Oxford G.O. VRDB, Series 1996, Trust Receipts
          SGB 34 (AMBAC Insured),/ (1)/
          1.27%, 6/6/03                                  $   100  $   100
       ------------------------------------------------------------------
       Arizona - 0.5%
         Pima County Development Authority Multifamily
          VRDB, Series 2001, Eastside Place
          Apartments Project (FNMA LOC),
          1.20%, 6/6/03                                    1,200    1,200
         Pima County IDA VRDB, Series 2002A, La
          Posada Senior Living Facilities Project
          (LaSalle Bank LOC),
          1.20%, 6/6/03                                    1,645    1,645
       ------------------------------------------------------------------
                                                                    2,845
       ------------------------------------------------------------------
       Arkansas - 0.5%
         Arkansas Hospital Equipment Finance Authority
          VRDB, Series 1998, Arkansas Hospital
          Associations Pooled Finance Program
          (Bank of America LOC),
          1.26%, 6/6/03                                    2,750    2,750
       ------------------------------------------------------------------
       California - 3.0%
         California State RAN, Series 2002A,
          1.32%, 6/20/03                                   5,000    5,000
          2.50%, 6/20/03                                  13,000   13,006
       ------------------------------------------------------------------
                                                                   18,006
       ------------------------------------------------------------------
       Colorado - 1.0%
         Colorado State General Fund TRAN, Series 2002A,
          3.00%, 6/27/03                                   2,000    2,002
         Jefferson County TAN, School District R-001,
          2.50%, 6/30/03                                   4,000    4,003
       ------------------------------------------------------------------
                                                                    6,005
       ------------------------------------------------------------------
       District of Columbia - 1.8%
         District of Columbia Water & Sewer Revenue
          VRDB, Citicorp Eagle Trust 8121A,
          (FSA Insured),/ (1)/
          1.27%, 6/6/03                                    7,000    7,000
         District of Columbia Water & Sewer Revenue
          VRDB, Series 1998, Citibank Eagle Trust
          985201 (FSA Insured), /(1)/
          1.27%, 6/6/03                                    4,200    4,200
       ------------------------------------------------------------------
                                                                   11,200
       ------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
      Florida - 8.2%
        Highlands County Health Facilities Revenue
         VRDB, Series 1996A, Adventist Health System
         (SunTrust Bank LOC),
         1.20%, 6/6/03                                   $ 7,550  $ 7,550
        Jacksonville PCR Revenue Refunding Bonds,
         Series 1994, Florida Power & Light Project
         (Florida Power & Light Co. Gtd.),
         1.10%, 7/10/03                                    6,500    6,500
        Orange County Health Facility Revenue VRDB,
         Morgan Stanley Floater Certificates
         Series 531 (FSA Insured),/ (1)/
         1.39%, 6/6/03                                    13,900   13,900
         Series 532 (AMBAC Insured),/ (1)/
         1.39%, 6/6/03                                    12,936   12,936
        Palm Beach County Health Facilities Authority
         Revenue Bonds, Series 2001, Bethesda
         Healthcare Systems Project (SunTrust Bank
         LOC),
         1.30%, 6/2/03                                     1,500    1,500
        Putnam County Development Authority PCR
         Bonds, Series 1984-H-4 National Rural
         Utilities Seminole Electric Cooperative
         Project (National Rural Utilities Cooperative
         Finance Co. Gtd.),
         1.45%, 6/15/03                                    4,650    4,650
        Sarasota County Public Hospital Board, Series
         2003A, Sarasota Memorial Hospital Project
         (AMBAC Insured),
         1.45%, 6/2/03                                     3,000    3,000
      -------------------------------------------------------------------
                                                                   50,036
      -------------------------------------------------------------------
      Georgia - 2.9%
        Richmond County Hospital Authority Revenue
         Anticipation Certificates, Series 2003,
         University Health Services, Inc. (SunTrust
         Bank LOC),
         1.20%, 6/6/03                                     4,500    4,500
        Smyrna Multifamily Housing VRDB, Series 1995,
         Post Valley Project (Colld. by FNMA),
         1.20%, 6/6/03                                     6,200    6,200
        Smyrna Multifamily Housing VRDB, Series 1997,
         F & M Villages Project (Colld. by FNMA),
         1.15%, 6/6/03                                     7,000    7,000

See Accompanying Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
     Georgia - 2.9% - (continued)
       State of Georgia G.O. Citicorp Eagle Trust
        Series 97C1001,/ (1)/
        1.27%, 6/6/03                                      $   340  $   340
     ----------------------------------------------------------------------
                                                                     18,040
     ----------------------------------------------------------------------
     Hawaii - 1.2%
       Hawaii State Department of Budget and Special
        Purpose Finance Revenue Bonds, Series
        2003D, Kahala Nui Project (LaSalle Bank LOC),
        1.20%, 6/6/03                                        4,400    4,400
       Honolulu City and County Bonds, Series C (FGIC
        Insured),
        1.30%, 12/5/03                                       3,000    3,000
     ----------------------------------------------------------------------
                                                                      7,400
     ----------------------------------------------------------------------
     Illinois - 16.6%
       Chicago Board of Education G.O. Unlimited
        VRDB, Series A, Merrill P-Floats PA-617,
        School Reform Board (FGIC Insured),/ (1)/
        1.25%, 6/6/03                                        4,995    4,995
       Chicago Board of Education Variable Rate
        Certificates, Series 2000A, School Reform
        Board (FGIC Insured),/ (1)/
        1.29%, 6/6/03                                        4,205    4,205
       Chicago G.O. Refunding VRDB, Series 1998,
        Citicorp Eagle Trust 981302 (FSA Insured),/ (1)/
        1.27%, 6/6/03                                        1,000    1,000
       Chicago Park District G.O. VRDB, Wachovia MERLOTS
        Series 2001A61, Tax Park Project (FGIC Insured),/ (1)/
        1.27%, 6/6/03                                        7,115    7,115
       Chicago School Reform Board G.O. VRDB,
        Series 1996, Bank of America Securities
        Variable Rate Certificates (MBIA Insured),/ (1)/
        1.29%, 6/6/03                                       11,800   11,800
       City of Evanston G.O. Series 2002A,
        Sherman Plaza Project,
        1.20%, 6/6/03                                        1,600    1,600
       Illinois Development Finance Authority Revenue
        Bonds, Series 1999, La Rabida Children's
        Hospital (Bank of America LOC),
        1.26%, 6/6/03                                        1,000    1,000
       Illinois Development Finance Authority Revenue
        Bonds, Series 2002, Sacred Heart Schools
        Project (Fifth-Third Bank LOC),
        1.25%, 6/6/03                                        2,500    2,500

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
       MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
       Illinois - 16.6% - (continued)
         Illinois Development Finance Authority
          Revenue Bonds, Series 2002, St. Augustine
          College Project (Bank One LOC),
          1.30%, 6/2/03                                 $ 2,070  $  2,070
         Illinois Educational Facilities Authority
          Revenue Bonds, University of Chicago,
          1.65%, 7/1/03                                   3,000     3,000
         Illinois First VRDB, Wachovia MERLOTS
          Series 2002B-04 (MBIA Insured),/ (1)/
          1.27%, 6/6/03                                     200       200
         Illinois Health Facilities Authority Revenue
          Bonds, Evanston Hospital Corp. (Evanston
          Northwestern Healthcare Gtd.)
          Series 1987E,
          1.08%, 8/28/03                                  5,000     5,000
          Series 1995,
          1.10%, 9/25/03                                  4,000     4,000
          Series 1996,
          1.05%, 10/9/03                                  7,000     7,000
         Illinois Health Facilities Authority Revenue Bonds,
          Revolving Pooled Loan Facility (Bank One LOC),
          1.20%, 6/6/03                                   1,000     1,000
         Illinois State G.O. Notes,
          Series 2003,
          2.00%, 1/15/04                                 30,000    30,194
         Metropolitan Pier & Exposition Authority Morgan
          Stanley Floating Rate Trust Certificates 2000
          VRDN, Series 296 (AMBAC Insured),/ (1)/
          1.25%, 6/6/03                                   2,500     2,500
         Regional Transportation Authority Revenue
          Bonds, Citicorp Eagle Trust Series 20001303
          (MBIA Insured),/ (1)/
          1.27%, 6/6/03                                   3,800     3,800
         Regional Transportation Authority Revenue
          VRDB, Wachovia MERLOTS Series
          2001A93 (FGIC Insured),/ (1)/
          1.27%, 6/6/03                                   3,620     3,620
         Village of Lisle Multifamily Housing Revenue
          Bonds, Ashley of Lisle Project (FHLMC LOC),
          1.20%, 6/6/03                                   5,000     5,000
       ------------------------------------------------------------------
                                                                  101,599
       ------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
       Indiana - 4.7%
         Indiana Bond Bank Advance Funding Program
          Notes, Series 2003A (AMBAC Insured),
          2.00%, 1/27/04                                $10,000  $10,058
         Indiana Public Improvement Board Bank
          Revenue VRDB, ABN Amro Muni-Tops
          Certificates, Series 2002-7A (MBIA Insured),/ (1)/
          1.20%, 5/12/04                                  7,500    7,500
         Indiana Transportation Authority Highway
          Revenue VRDB, Citicorp Eagle Trust
          Series 981402, /(1)/
          1.27%, 6/6/03                                   6,560    6,560
         Shelby Eastern School Building Corp. First
          Mortgage Revenue Refunding Bonds,
          Wachovia MERLOTS Series 2001A84
          (FGIC Insured), /(1)/
          1.27%, 6/6/03                                   4,825    4,825
       -----------------------------------------------------------------
                                                                  28,943
       -----------------------------------------------------------------
       Iowa - 1.7%
         Iowa Finance Authority Revenue Bonds, Series
          2000, YMCA & Rehab Center Project (Bank
          of America LOC),
          1.25%, 6/6/03                                   2,300    2,300
         Iowa State Revenue Primary Road Fund, RAN,
          Series 2002,
          2.50%, 6/30/03                                  2,500    2,502
         Iowa State Vision Special Fund, Wachovia
          MERLOTS, Series 2001A110 (MBIA Insured), /(1)/
          1.27%, 6/6/03                                   5,710    5,710
       -----------------------------------------------------------------
                                                                  10,512
       -----------------------------------------------------------------
       Kansas - 1.3%
         Wichita G.O. Temporary Notes, Renewal and
          Improvement Series 207,
          2.00%, 8/21/03                                  8,000    8,017
       -----------------------------------------------------------------
       Kentucky - 0.5%
         Kenton County Airport Board Revenue Bonds,
          Series 2000B, Delta Air Lines, Inc. Project
          (General Electric Capital Corp. LOC),
          1.25%, 6/6/03                                   2,200    2,200
         Logan/Todd Regional Water Commission BAN,
          3.00%, 8/1/03                                   1,000    1,002
       -----------------------------------------------------------------
                                                                   3,202
       -----------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
      Louisiana - 1.5%
        Lafayette Public Power Authority, Morgan
         Stanley Floating Rate Trust Certificates 2000,
         Series 294 (AMBAC Insured), /(1)/
         1.25%, 6/6/03                                    $3,995   $ 3,995
        Lake Charles Harbor and Terminal District Revenue
         VRDB, Series C8 Lehman Floating Rate Trust
         Receipts 2000 (Bank of America Gtd.), /(1)/
         1.40%, 6/6/03                                     5,000     5,000
      --------------------------------------------------------------------
                                                                     8,995
      --------------------------------------------------------------------
      Michigan - 1.7%
        Detroit Sewage Disposal System VRDN,
         Wachovia MERLOTS Series 2000
         (FGIC Insured), /(1)/
         1.27%, 6/6/03                                       700       700
         Series 2001-A103,
         1.27%, 6/6/03                                     4,800     4,800
        Macomb County Hospital Finance Authority
         Revenue VRDB, Series 2003A2, Mt. Clemens
         General (Comerica Bank LOC),
         1.33%, 6/2/03                                     1,000     1,000
        Southfield Economic Development Revenue
         VRDB, Series 2000, Lawrence Tech University
         Project (Bank One LOC),
         1.20%, 6/6/03                                     3,800     3,800
      --------------------------------------------------------------------
                                                                    10,300
      --------------------------------------------------------------------
      Minnesota - 0.9%
        Center City, Minnesota Health Care Facilities
         Revenue VRDB, Series 2002, Hazelden
         Foundation Project (Allied Irish Bank LOC),
         1.30%, 6/6/03                                     2,600     2,600
        Kandiyohi County School District No. 345
         G.O. Certificates of Indebtedness of 2002,
          Minnesota School Credit Enhancement
         Program,
         2.25%, 8/11/03                                    3,000     3,004
      --------------------------------------------------------------------
                                                                     5,604
      --------------------------------------------------------------------
      Mississippi - 2.1%
        Claiborne County PCR Refunding Bonds, Series
         1985G2 (National Rural Utilities Cooperative
         Finance Co. Gtd.),
         1.25%, 7/15/03                                    7,900     7,900

See Accompanying Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
     Mississippi - 2.1% - (continued)
       Mississippi Business Finance Corp. Revenue
        VRDB, Series 2000, St. Andrew's Project
        (Allied Irish Bank Insured),
        1.24%, 6/6/03                                     $   630  $   630
       Mississippi Development Bank Special
        Obligation VRDB, Series 2001A, Wachovia
        MERLOTS Series 20001A16 (AMBAC
        Insured), /(1)/
        1.27%, 6/6/03                                       4,095    4,095
     ---------------------------------------------------------------------
                                                                    12,625
     ---------------------------------------------------------------------
     Missouri - 0.2%
       St. Louis County IDA VRDB, Series 1996B,
        Friendship Village West County Project
        (LaSalle Bank LOC),
        1.25%, 6/6/03                                       1,400    1,400
     ---------------------------------------------------------------------
     Nebraska - 0.5%
       Lincoln Electric System Revenue CP Notes,
        Series 1995,
        1.10%, 9/12/03                                      3,000    3,000
     ---------------------------------------------------------------------
     New Jersey - 4.9%
       New Jersey State TRAN, Series 2002,
        3.00%, 6/12/03                                     30,000   30,014
     ---------------------------------------------------------------------
     New York - 3.3%
       New York State Tollway Authority General
        Revenue BAN,
        1.13%, 3/25/04                                     20,000   20,004
     ---------------------------------------------------------------------
     North Carolina - 1.3%
       North Carolina Housing Finance Agency VRDB,
        Series 2002, Masonic Home for Children at
        Oxford (Wachovia Bank LOC),
        1.20%, 6/6/03                                       2,800    2,800
       North Carolina Medical Care Commission
        Health Care Facilities Revenue VRDB,
        Wachovia MERLOTS Series 2001A39,
        Providend Place Project (Colld. by GNMA), /(1)/
        1.27%, 6/6/03                                       4,990    4,990
     ---------------------------------------------------------------------
                                                                     7,790
     ---------------------------------------------------------------------
     North Dakota - 0.2%
       Ward County Health Care Facilities Revenue
        VRDB, Series 2002A, Trinity Obligation Group
        (US Bank LOC),
        1.35%, 6/2/03                                       1,000    1,000
     ---------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
       Ohio - 2.3%
         Cincinnati Ohio Water Systems Revenue Bonds,
          Series 2003 II-R-212, Citigroup ROC
          (FSA Corp. Insured), /(1)/
          1.27%, 6/6/03                                  $7,000   $ 7,000
         Franklin County Hospital Revenue VRDB,
          Series 2001 II-R-55, Citigroup ROC,
          (U.S. Treasuries Escrowed), /(1)/
          1.27%, 6/6/03                                   5,500     5,500
         University of Toledo General Receipt Bonds,
          Series 2002 (FGIC Insured),
          1.35%, 6/2/03                                   1,535     1,535
       ------------------------------------------------------------------
                                                                   14,035
       ------------------------------------------------------------------
       Oklahoma - 1.8%
         Garfield County IDA VRDB, Series A, Oklahoma
          Gas & Electric Co. Project (Oklahoma Gas &
          Electric Co. Gtd.),
          2.00%, 6/6/03                                   7,000     7,000
         Tulsa Industrial Authority Revenue VRDB,
          Series 2000B, University of Tulsa (MBIA
          Insured),
          1.25%, 6/6/03                                   4,000     4,000
       ------------------------------------------------------------------
                                                                   11,000
       ------------------------------------------------------------------
       Oregon - 1.3%
         Oregon Housing and Community Services
          Department SFM Program, Series 2002O,
          1.30%, 12/23/03                                 8,250     8,250
       ------------------------------------------------------------------
       Pennsylvania - 0.4%
         Delaware Valley Regional Financial Authority
          Local Government Revenue VRDN, Merrill
          Lynch P-Floats PT-152 (AMBAC Insured), /(1)/
          1.25%, 6/6/03                                     300       300
         Philadelphia School District TRAN,
          2.75%, 6/30/03                                  2,000     2,002
         Washington County Authority Lease Revenue
          VRDB, Series B-1, Subseries E, Eye & Ear
          Hospital (Allied Irish Bank LOC),
          1.25%, 6/6/03                                     400       400
       ------------------------------------------------------------------
                                                                    2,702
       ------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
       South Carolina - 2.1%
         Richland County School District No. 1 G.O.
          Bonds, Series 2002
          (South Carolina Credit Enhancement),
          2.00%, 10/1/03                                $ 1,000  $ 1,002
         South Carolina Public Service Authority
          Revenue Promissory Notes, Series 98,
          1.10%, 6/11/03                                 11,700   11,700
       -----------------------------------------------------------------
                                                                  12,702
       -----------------------------------------------------------------
       Tennessee - 4.8%
         Blount County Public Building Authority
          Revenue Bonds, Series 2001A1H, Government
          Public Improvement (AMBAC Insured),
          1.30%, 6/2/03                                   1,290    1,290
         Metropolitan Government Nashville & Davidson
          Counties Health and Educational Facilities
          Revenue Board VRDB, Series 2002A, Belmont
          University Project (Metropolitan Government
          Nashville and Davidson Belmont LOC),
          1.15%, 6/6/03                                     250      250
         Metropolitan Government Nashville & Davidson
          Counties Health and Educational Facilities Board
          Revenue VRDB, Ascension Health Credit
          (Ascension Health Gtd.),
           Series 2001B-1,
          1.60%, 7/28/03                                  4,000    4,000
          Series 2001B-2,
          1.25%, 1/5/04                                   2,000    2,000
         Metropolitan Government Nashville & Davidson
          Counties Health and Educational Facilities Board
          Revenue VRDB , Series 1985A, Vanderbilt
          University (Vanderbilt University Gtd.),
          1.15%, 1/15/04                                  2,450    2,450
         Metropolitan Government Nashville & Davidson
          Counties Industrial Development Board
          VRDB, Series 2002, University of Nashville
          Project (SunTrust Bank LOC),
          1.20%, 6/6/03                                   3,000    3,000
         Metropolitan Government Nashville & Davidson
          Counties Electric Revenue VRDN, Citicorp
          Eagle Trust Series 984201, /(1)/
          1.27%, 6/6/03                                   3,800    3,800

                                                           PRINCIPAL
                                                            AMOUNT   VALUE
                                                            (000S)   (000S)
    MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
    Tennessee - 4.8% - (continued)
      Sevier County Public Building Authority Local
       Government Public Improvement VRDB,
       Series 2000 IV-B-9 (FSA Corp. Insured),
       1.30%, 6/2/03                                        $ 4,355  $ 4,355
       Series 2000 IV-B-10 (FSA Corp. Insured),
       1.30%, 6/2/03                                            700      700
       Series 2000 IV-B-13 (FSA Corp. Insured),
       1.30%, 6/2/03                                          1,645    1,645
       Series 2000 IV-D-2 (AMBAC Insured),
       1.30%, 6/2/03                                          1,335    1,335
       Series 2002 IV-I-4 (AMBAC Insured),
       1.30%, 6/2/03                                          2,020    2,020
      Sumner County Health, Education & Housing
       Facilities Board VRDB, Series 1999A, Hospital
       Alliance of Tennessee Pooled Program
       (Transamerica Life Insurance & Annuity Co. Gtd.),
       1.34%, 6/6/03                                            300      300
      Williamson County Industrial Development Board
       Revenue Bonds, Series 2003, Currey Ingram
       Academy Project (SunTrust Bank LOC),
       1.20%, 6/6/03                                          2,500    2,500
    ------------------------------------------------------------------------
                                                                      29,645
    ------------------------------------------------------------------------
    Texas - 17.3%
      Austin Water and Wastewater System Revenue Bonds,
       Series 2002A1, Wachovia MERLOTS (FSA Insured), /(1)/
       1.27%, 6/6/03                                          2,995    2,995
      Bexar County VRDB, State Street Clipper Trust
       Series 2001-3 (Clipper Certificates Trust Insured),/ (1)/
       1.30%, 9/11/03                                        10,000   10,000
      Comal Independent School District VRDB, ABN
       Amro Muni-Tops Certificates 1999-9
       (PSF of Texas Gtd.), /(1)/
       1.29%, 6/6/03                                          6,500    6,500
      Dallas G.O Refunding VRDB, Morgan Stanley
       Floating Rate Certificates 1998, Series 93, /(1)/
       1.25%, 6/6/03                                            595      595
      Dallas Independent School District G.O.
       Unlimited VRDN, Merrill Lynch Tax P-Floats
       PT-370 (Colld. by U.S. Treasury Securities), /(1)/
       1.24%, 6/6/03                                          6,885    6,885
      Granbury Independent School District VRDN,
       Soc Gen Series 1999 SG-129 (PSF of Texas Gtd.), /(1)/
       1.24%, 6/6/03                                          4,815    4,815

See Accompanying Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
      MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
      Texas - 17.3% - (continued)
        Harris County G.O. CP Notes, Series A1,
         1.10%, 8/7/03                                  $ 4,000  $  4,000
        Harris County Health Facilities Development
         Corp. Revenue VRDB, Wachovia MERLOTS
         Series 20001A87, (U.S. Treasuries
         Escrowed), /(1)/
         1.27%, 6/6/03                                    2,690     2,690
        Keller Independent School District VRDB, ABN
         Amro Muni-Tops 2001-26 (PSF of Texas
         Gtd.), /(1)/
         1.29%, 6/6/03                                    4,000     4,000
        Northside Independent School District VRDB,
         Series 2002B (PSF of Texas Gtd.),
         1.27%, 8/1/03                                    5,000     5,000
        Princeton Independent School District VRDB,
         Soc Gen Series 2003 SGB-41 (PSF of Texas
         Gtd.), /(1)/
         1.27%, 6/6/03                                    4,750     4,750
        San Antonio City Electric & Gas VRDB,
         Wachovia MERLOTS Series 2001A68 (Colld.
         by U.S. Treasury Securities), /(1)/
         1.27%, 6/6/03                                    3,630     3,630
        State of Texas TRAN, Series 2002,
         2.75%, 8/29/03                                  41,000    41,138
        Texas A&M University, Citigroup Series 2003A
         RR-II-R-4005 ROC, /(1)/
         1.30%, 6/6/03                                    4,820     4,820
        Texas City Industrial Development Corp. VRDB,
         Wachovia MERLOTS Series 2000A34 Arco
         Pipeline Project (BP PLC Gtd.), /(1)/
         1.27%, 6/6/03                                    3,955     3,955
      -------------------------------------------------------------------
                                                                  105,773
      -------------------------------------------------------------------
      Utah - 0.9%
        Utah Water Finance Agency Revenue VRDB,
         Series 2002A2 (AMBAC Insured),
         1.24%, 6/6/03                                    5,430     5,430
      -------------------------------------------------------------------
      Virginia - 0.1%
        Chesterfield County IDA VRDB, Series 2002A,
         Virginia State University Real Estate Fund
         Project (Bank of America LOC),
         1.25%, 6/6/03                                      500       500
      -------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
       Washington - 4.2%
         King County G.O. Refunding VRDB, Series 98B,
          ABN Amro Muni-Tops Certificates 2001-1
          (MBIA Insured), /(1)/
          1.29%, 6/6/03                                  $7,500   $ 7,500
         Seattle Light and Power VRDB, Citigroup
          ROC II-R (FSA Corp. Insured), /(1)/
          Series 47,
          1.27%, 6/6/03                                   1,900     1,900
          Series 48,
          1.27%, 6/6/03                                   5,995     5,995
         Washington State G.O. Series 2002R-03-A
          Series 2002A57, Wachovia MERLOTS
          (MBIA Insured), /(1)/
          1.27%, 6/6/03                                   6,190     6,190
         Washington State Housing Finance Commission
          VRN, Series 1991, YMCA Greater Seattle
          Project (U.S. Bank LOC),
          1.30%, 6/2/03                                   2,675     2,675
         Washington State Housing Finance Commission
          VRN, Series 2001, Local 82 JATC Educational
          Development Trust Project (U.S. Bank LOC),
          1.32%, 6/2/03                                   1,590     1,590
       ------------------------------------------------------------------
                                                                   25,850
       ------------------------------------------------------------------
       West Virginia - 0.2%
         West Virginia Hospital Financing Authority VRDB,
          Series 2000A, West Virginia Hospital Authority
          Pooled Financing Program (Bank of America GIC),
          1.30%, 6/6/03                                     960       960
       ------------------------------------------------------------------
       Wisconsin - 2.8%
         University of Wisconsin Hospital and Clinics
          Authority Revenue Bonds, Series 2000RR,
          Wachovia MERLOTS (FSA Corp. Insured), /(1)/
          1.27%, 6/6/03                                   3,000     3,000
         Wauwatosa Housing Authority Adjustable Rate
          Put Options, Series 1995, San Camillio, Inc.
          Project (U.S. Bank LOC),
          1.20%, 6/6/03                                     900       900
         Wisconsin Health and Education Facilities
          Authority Revenue Bonds, Series 2002,
          Meriter Hospital Inc. Project (Marshall &
          Ilsley Bank LOC),
          1.35%, 6/2/03                                   3,250     3,250

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
       MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
       Wisconsin - 2.8% - (continued)
         Wisconsin Health & Educational Facilities
          Authority VRDB, Series 2002A, Cap Acs Pool
          Vernon Memorial Hospital (U.S. Bank LOC),
          1.35%, 6/2/03                                 $2,500   $  2,500
         Wisconsin Health & Educational Facilities
          Authority Revenue VRDB, Series 94A, Sinai
          Samaritan Medical Center (Marshall & Ilsley
          Bank LOC),
          1.25%, 6/6/03                                  3,900      3,900
         Wisconsin Health and Educational Facilities
          Authority Revenue Bonds, St. Joseph
          Community Hospital (Marshall & Ilsley Bank
          LOC),
          1.25%, 6/6/03                                    675        675
         Wisconsin Public Power Inc. System,
          Series 1996A JPM Chase PUTTER,
          Series 285 (MBIA Insured),/ (1)/
          1.29%, 6/6/03                                  2,920      2,920
       ------------------------------------------------------------------
                                                                   17,145
       ------------------------------------------------------------------
       Multiple States Pooled Securities - 0.5%
         State Street Clipper Multistate Tax-Exempt
          Trust Certificates, Series A,/ (1)/
          1.44%, 6/6/03                                  2,800      2,800
       ------------------------------------------------------------------
       Total Municipal Investments (cost $606,179)                606,179

                                                    NUMBER OF
                                                     SHARES    VALUE
                                                     (000S)    (000S)
         OTHER - 0.3%
           AIM Tax Free Money Market Fund             1,067     $1,067
           Dreyfus Tax-Exempt Cash Management Fund      917        917
         -------------------------------------------------------------
         Total Other (cost $1,984)                               1,984
         -------------------------------------------------------------
         Total Investments - 99.5% (cost $608,163)             608,163
            Other Assets less Liabilities - 0.5%                 2,874
         -------------------------------------------------------------
         NET ASSETS - 100.0%                                  $611,037

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to approximately $228,426,000 or 37.4% of net assets.

           At May 31, 2003, the Tax-Exempt Portfolio's investments were diversified as follows:
           INDUSTRY SECTOR                                           PERCENTAGE
           Air, Water and Solid Waste Management                           5.6%
           Educational Services                                             9.7
           Electric Services                                                6.0
           Executive, Legislative and General Government                   39.1
           General Medical and Surgical                                     9.0
           Health Care Equipment and Services                               5.8
           All other sectors less than 5%                                  24.8
           ------------------------------------------------------------------------
           Total                                                         100.0%


See Accompanying Notes to the Financial Statements.

     NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.3%
     Arizona - 1.3%
       Pima County Development Authority Multifamily
        VRDB, Series 2001 Eastside Place Apartments
        Project (FNMA LOC),
        1.20%, 6/6/03                                     $ 2,490  $ 2,490
       Pima County IDA VRDB, Series 2002A, La Posada
        Senior Living Facilities Project
        (LaSalle Bank LOC),
        1.20%, 6/6/03                                       1,800    1,800
       Pinal County IDA PCR Bonds, Series 1984 Magma
        Copper Co. Project (ABN Amro Bank LOC),
        1.35%, 6/2/03                                       3,000    3,000
     ---------------------------------------------------------------------
                                                                     7,290
     ---------------------------------------------------------------------
     California - 1.6%
       California State RAN, Series 2002A,
        2.50%, 6/20/03                                      3,000    3,001
       California State Variable Rate RAN,
        Series 2002A,
        1.32%, 6/6/03                                       5,000    5,000
        Series 2002G,
        1.34%, 6/6/03                                       1,000    1,000
     ---------------------------------------------------------------------
                                                                     9,001
     ---------------------------------------------------------------------
     Colorado - 0.1%
       Jefferson County TAN, School District No. R-001,
        2.50%, 6/30/03                                      1,000    1,001
     ---------------------------------------------------------------------
     District of Columbia - 1.4%
       District of Columbia Revenue VRDB, Series 2003,
        American Psychological Association
        (Bank of America LOC),
        1.25%, 6/6/03                                       2,835    2,835
       National Public Radio, Inc. (SunTrust Bank LOC),
        1.20%, 6/6/03                                       5,300    5,300
     ---------------------------------------------------------------------
                                                                     8,135
     ---------------------------------------------------------------------
     Florida - 8.7%
       Alachua County Health Facilities & Continuing
        Care, Series 2002A, Oak Hammock University
        Project (BNP Paribas LOC),
        1.30%, 6/2/03                                         200      200
       Highlands County Health Facilities Authority
        Revenue VRDB, Series 1996A, Adventist
        Health System (MBIA Insured),
        1.20%, 6/6/03                                      13,300   13,300

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
     Florida - 8.7% - (continued)
       Adventist Health System
        (SunTrust Bank LOC),
        1.20%, 6/6/03                                     $ 3,940  $ 3,940
       Jacksonville Health Facilities Authority Revenue
        Bonds, Series 2001B, St. Luke's Hospital
        Association,
        1.04%, 6/10/03                                        500      500
       Jacksonville PCR Refunding Bonds, Series 1994,
        Florida Power & Light Project (Florida Power
        & Light Co. Gtd.),
        1.10%, 7/10/03                                      5,000    5,000
       Lee County Hospital Board of Directors Hospital
        Revenue Bonds, Series 1995A,
        1.38%, 6/2/03                                      12,750   12,750
       Miami-Dade County Educational Facilities
        Authority Revenue Bonds, Series 2000,
        International University Foundation Project
        (SunTrust Bank LOC),
        1.20%, 6/6/03                                       2,000    2,000
       Orange County Health Facilities Revenue VRDB,
        Series 531, Morgan Stanley Floater
        Certificates (FSA Insured), /(1)/
        1.39%, 6/6/03                                       4,100    4,100
       Orange County Health Facilities Revenue VRDB,
         Series 532, Morgan Stanley Floater
        Certificates (AMBAC Insured), /(1)/
        1.39%, 6/6/03                                       3,642    3,642
       Orange County HFA VRDB, Series 1987A, Citicorp
        Eagle Trust (Colld. by GNMA Securities), /(1)/
        1.27%, 6/6/03                                         140      140
       Palm Beach County Economic Development
        Revenue Bonds, Series 1999, YMCA Boynton
        Beach Project (SunTrust Bank LOC),
        1.20%, 6/6/03                                       2,000    2,000
       Palm Beach County HFA Housing Revenue
        Bonds, Series 1988, Cotton Bay Project
        (Credit Suisse First Boston LOC),
        1.20%, 6/6/03                                         600      600

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
      Florida - 8.7% - (continued)
        Putnam County Development Authority PCR
         Bonds, Series 1984-H-4, National Rural
         Utilities Seminole Electric Cooperative
         Project (National Rural Utilities Cooperative
         Finance Co. Gtd.),
         1.45%, 6/15/03                                   $1,000   $ 1,000
      --------------------------------------------------------------------
                                                                    49,172
      --------------------------------------------------------------------
      Georgia - 11.1%
        Burke County Development Authority PCR
         Bonds, Oglethorpe Power, Series 1999, Vogtle
         Project (AMBAC Insured),
         1.30%, 6/2/03                                     2,245     2,245
         Series 2000, Vogtle Project (MBIA Insured),
         1.30%, 6/2/03                                     5,700     5,700
        Clayton County Development Authority Revenue
         VRDB, Series 2000A, Delta Airlines Project
         (General Electric Capital Corp. LOC),
         1.25%, 6/6/03                                     2,500     2,500
        Clayton County Housing Authority Multifamily
         Housing Revenue Refunding Bonds, Series
         1990F (FSA Corp.),
         1.20%, 6/6/03                                       100       100
        DeKalb County Hospital Authority Revenue
         VRDN, Series B, Atlantic Certificates, DeKalb
         Medical Center (SunTrust Bank LOC),
         1.20%, 6/6/03                                     3,600     3,600
        DeKalb Private Hospital Authority Revenue
         Anticipation Certificates, Egleston Children's
         Hospital (SunTrust Bank LOC),
         Series 1994B,
         1.20%, 6/6/03                                     5,050     5,050
         Series 1995B,
         1.20%, 6/6/03                                     5,890     5,890
        Fulco Hospital Authority Revenue Anticipation
         Certificates, Series 1999, Piedmont Hospital
         Project (SunTrust Bank LOC),
         1.15%, 6/6/03                                       800       800
        Fulton County Development Authority Revenue
         VRDB, Series 2002, Lovett School Project
         (SunTrust Bank LOC),
         1.20%, 6/6/03                                     4,900     4,900

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
     Georgia - 11.1% - (continued)
       Fulton County Development Authority Revenue
        VRDB, Trinity School Project (SunTrust
        Bank LOC),
        1.20%, 6/6/03                                      $ 1,400  $ 1,400
       Gwinett County Multifamily Housing Revenue
        VRDB, Series 1996, Post Corners Project
        (Colld. by FNMA Securities),
        1.15%, 6/6/03                                       13,760   13,760
       Macon Water Authority & Sewer Revenue
        Bonds, Series 2001A,
        1.20%, 6/6/03                                        1,100    1,100
       Richmond County Hospital Authority Revenue
        Anticipation Certificates, Series 2003,
        University Health Services, Inc. (SunTrust
        Bank LOC),
        1.20%, 6/6/03                                        5,500    5,500
       Smyrna Multifamily Housing Revenue VRDB,
        Series 1997, F&M Villages Project (Colld. by
        FNMA Securities),
        1.15%, 6/6/03                                       10,300   10,300
     ----------------------------------------------------------------------
                                                                     62,845
     ----------------------------------------------------------------------
     Hawaii - 1.0%
       Hawaii Department of Budget and Finance
        Special Purpose Revenue Bonds, Series 2003D,
        Kahala Nui Project (LaSalle Bank LOC),
        1.20%, 6/6/03                                        3,600    3,600
       Honolulu City and County Bonds, Series C
        (FGIC Insured),
        1.30%, 12/5/03                                       2,000    2,000
     ----------------------------------------------------------------------
                                                                      5,600
     ----------------------------------------------------------------------
     Illinois - 16.1%
       Chicago Board of Education G.O. Unlimited
        VRDB, Merrill P-Floats Series A-PA-616,
        School Reform Board (FGIC Insured), /(1)/
        1.25%, 6/6/03                                          500      500
       Chicago G.O. Refunding VRDB, Series 1998,
        Citicorp Eagle Trust 981302 (FSA Insured), /(1)/
        1.27%, 6/6/03                                          500      500
       City of Aurora VRDB, Series 2003, Community
        Counseling Center of Fox Valley Project
        (Harris Trust and Savings Bank LOC),
        1.25%, 6/6/03                                        3,210    3,210

See Accompanying Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
      Illinois - 16.1% - (continued)
        Illinois Development Finance Authority Revenue
         VRDB, Evanston Northwestern Healthcare,
         1.20%, 6/6/03                                   $10,200  $10,200
        Illinois Development Finance Authority
         Revenue VRDB, Oak Crest Residence
         Project (Bank One LOC),
         1.25%, 6/6/03                                     1,400    1,400
        Illinois Development Finance Authority
         Revenue VRDB, Series 1994, WBEZ Alliance
         Project (LaSalle Bank LOC),
         1.15%, 6/6/03                                       100      100
        Illinois Development Finance Authority
         Revenue VRDB, Series 2000, WTTW
         Communications, Inc. (LaSalle Bank LOC),
         1.15%, 6/6/03                                     1,700    1,700
        Illinois Educational Facilities Authority
         Revenue Bonds, Series 2000, Lake County
         Family YMCA (Harris Trust and Savings
         Bank LOC),
         1.15%, 6/6/03                                       100      100
        Illinois Educational Facilities Authority
         Revenue Bonds, University of Chicago,
         1.65%, 7/1/03                                     1,000    1,000
         1.60%, 8/1/03                                     2,000    2,000
        Illinois First VRDB, Series 2002, Wachovia
         MERLOTS Series 2002B-2004 (MBIA
         Insured),/ (1)/
         1.27%, 6/6/03                                     6,300    6,300
        Illinois Health Facilities Authority Revenue
         Bonds, Evanston Hospital Corp. (Evanston
         Northwestern Healthcare Gtd.),
         Series 1987A,
         1.08%, 8/28/03                                    2,000    2,000
         Series 1987B,
         1.08%, 8/28/03                                    3,000    3,000
         Series 1995,
         1.10%, 9/25/03                                    2,000    2,000
         Series 1996,
         1.05%, 10/9/03                                    5,000    5,000

                                                          PRINCIPAL
                                                           AMOUNT     VALUE
                                                           (000S)     (000S)
       MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
       Illinois - 16.1% - (continued)
         Illinois Health Facilities Authority Revenue Bonds, Morgan
          Stanley Floating Rate Trust, Series 166,
          Sinai Health System (AMBAC Insured),/ (1)/
          1.65%, 8/7/03                                    $ 2,220    $ 2,220
         Illinois Health Facilities Authority Revenue
          Bonds, Series 1996B, Franciscan Eldercare
          Village (LaSalle Bank LOC),
          1.25%, 6/6/03                                      1,350      1,350
         Illinois Health Facilities Authority Revenue
          Bonds, Series 1997, Central Baptist Home for
          the Aged Project (Allied Irish Bank LOC),
          1.25%, 6/6/03                                     10,000     10,000
         Illinois Health Facilities Authority Revenue
          Bonds, Series 1997B, Friendship Village of
          Schaumburg (LaSalle Bank LOC),
          1.20%, 6/6/03                                      4,000      4,000
         Illinois Health Facilities Authority VRDN,
          Series 1994, Riverside Health System
          (LaSalle Bank LOC),
          1.29%, 6/6/03                                        640        640
         Illinois State G.O. Notes, Series 2003,
          2.00%, 1/15/04                                     5,000      5,032
          1.50%, 5/15/04                                    20,000     20,102
         Regional Transportation Authority Revenue
          VRDB, Citicorp Eagle Trust Series 20001303
          (MBIA Insured), /(1)/
          1.27%, 6/6/03                                        500        500
         Regional Transportation Authority Revenue
          VRDB, Wachovia MERLOTS Series 2001-A73
          (MBIA Insured), /(1)/
          1.27%, 6/6/03                                      4,975      4,975
         Village of Lisle Multifamily Housing Revenue
          VRDB, Ashley of Lisle Project (FHLMC LOC),
          1.20%, 6/6/03                                      2,900      2,900
       ----------------------------------------------------------------------
                                                                       90,729
       ----------------------------------------------------------------------
       Indiana - 2.8%
         Indiana Bond Bank, Series 2003A, Advance
          Funding Program Notes (AMBAC Insured),
          2.00%, 1/27/04                                     4,000      4,023
         Indiana Health Facilities Financing Authority
          Revenue VRDB, Series 2001, Franciscan
          Eldercare (LaSalle Bank LOC),
          1.20%, 6/6/03                                        700        700

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
      Indiana - 2.8% - (continued)
        Indiana State Development Finance Authority
         Revenue VRDB, Series 2002, Indianapolis
         Museum of Art (Bank One LOC),
         1.20%, 6/6/03                                   $2,100   $ 2,100
        Indiana Transportation Authority Highway
         Revenue VRDB, Citicorp Eagle Trust
         Series 981402, /(1)/
         1.27%, 6/6/03                                      500       500
        Indiana University CP, Series 2002 (Bank One LOC),
         1.20%, 6/13/03                                   5,000     5,000
        Vincennes Indiana Economic Development
         Revenue VRDB, Knox County ARC
         (Wells Fargo Bank LOC),
         1.20%, 6/6/03                                    3,300     3,300
      -------------------------------------------------------------------
                                                                   15,623
      -------------------------------------------------------------------
      Iowa - 3.6%
        Davenport Community School District Revenue
         Bonds, School Infrastructure and Services
         (MBIA Insured),
         5.00%, 7/1/03                                    1,705     1,710
        Iowa Finance Authority Economic Development
         Revenue Bonds, Series 2002, Iowa West
         Foundation Project (U.S. Bank LOC),
         1.20%, 6/6/03                                    4,300     4,300
        Iowa Finance Authority Health Care Facilities
         Revenue VRDB, Series 2003A, St. Luke's
         Health Foundation of Sioux City Project
         (General Electric Capital Corp LOC),
         1.20%, 6/6/03                                    6,300     6,300
        Iowa Higher Education Loan Authority Revenue
         VRDB, Series 2002, Luther College Project
         (U.S. Bank LOC),
         1.25%, 6/6/03                                    5,500     5,500
        Iowa State Revenue Primary Road Fund RAN,
         Series 2002,
         2.50%, 6/30/03                                   2,500     2,502
      -------------------------------------------------------------------
                                                                   20,312
      -------------------------------------------------------------------
      Kansas - 2.0%
        Johnson County Unified School District No. 512
         VRDB, Wachovia MERLOTS
         Series 2001-A92, /(1)/
         1.27%, 6/6/03                                    9,500     9,500

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
      Kansas - 2.0% - (continued)
        Wichita G.O. Temporary Notes, Renewal and
         Improvement, Series 207,
         2.00%, 8/21/03                                  $2,000   $ 2,004
      -------------------------------------------------------------------
                                                                   11,504
      -------------------------------------------------------------------
      Kentucky - 0.3%
        Logan/Todd Regional Water Commission BAN,
         3.00%, 8/1/03                                    1,000     1,002
        Mason County PCR VRDB, Series 1984B-1, East
         Kentucky Power Project (National Rural
         Utilities Cooperative Finance Co. Gtd.),
         1.45%, 6/6/03                                      655       655
      -------------------------------------------------------------------
                                                                    1,657
      -------------------------------------------------------------------
      Louisiana - 0.3%
        New Orleans G.O. VRDB, Series 1998, Wachovia
         MERLOTS Series 2002-A20 (FGIC Insured), /(1)/
         1.27%, 6/6/03                                    2,110     2,110
      -------------------------------------------------------------------
      Maryland - 2.9%
        Gaithersburg Economic Development Revenue
         VRDN, Asbury Methodist (MBIA Insured),
         1.20%, 6/6/03                                    5,500     5,500
        Howard County Multifamily Housing Revenue VRDB,
         Sherwood Crossing Ltd. (U.S. Treasuries LOC),
         2.00%, 6/1/03                                    6,000     6,000
        Howard County Revenue VRDB, Series 2002A,
         Vantage House Facilities (LaSalle Bank LOC),
         1.20%, 6/6/03                                    5,000     5,000
        Montgomery County Housing Community VRDB,
         Series 1991A, Oakwood Apartments
         (FHLMC LOC),
         1.20%, 6/6/03                                      100       100
      -------------------------------------------------------------------
                                                                   16,600
      -------------------------------------------------------------------
      Massachusetts - 0.8%
        Brockton Housing Development Corp. Multifamily
         Housing Revenue VRDB, Series 1992A, Lehman
         Floating Rate Trust Receipts, Series 2002-L48
         (FNMA Gtd.), /(1)/
         1.30%, 6/6/03                                    4,575     4,575
      -------------------------------------------------------------------
      Michigan - 3.4%
        Detroit Sewage Disposal System VRDN, Wachovia
         MERLOTS Series 2001-A103 (FGIC Insured), /(1)/
         1.27%, 6/6/03                                    6,295     6,295

See Accompanying Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
       Michigan - 3.4% - (continued)
         Grand Rapids Economic Development Corp.
          Revenue Bonds, Series 1991A, Amway Hotel
          (Standard Federal Bank LOC),
          1.25%, 6/6/03                                  $2,525   $ 2,525
         Kentwood Economic Development Corp. VRDN,
          Series 2002, Holland Home Obligated Group
          (LaSalle Bank LOC),
          1.20%, 6/6/03                                   1,900     1,900
         Macomb County Hospital Finance Authority
          Revenue VRDB, Series 2003A-2, Mt. Clemens
          General (Comerica Bank LOC),
          1.33%, 6/2/03                                     900       900
         Michigan State Building Authority Revenue
          Bonds, Series 2003 I, Citigroup ROCS RR II-R
          220, /(1)/
          1.27%, 6/6/03                                   6,000     6,000
         Michigan State Strategic Fund Limited Obligation
          Revenue VRDB, Series 2002, Roeper School
          Project (Standard Federal Bank LOC),
          1.21%, 6/6/03                                   1,800     1,800
       ------------------------------------------------------------------
                                                                   19,420
       ------------------------------------------------------------------
       Minnesota - 0.7%
         Kandiyohi County School District No. 345 G.O.
          Certificates of Indebtedness of 2002,
           Minnesota School Credit Enhancement
          Program,
          2.25%, 8/11/03                                  1,750     1,752
         Rochester Health Care Facilities Revenue
          Bonds, Series 2000C, Mayo Foundation
          (Mayo Foundation Gtd.),
          1.05%, 6/5/03                                   2,000     2,000
       ------------------------------------------------------------------
                                                                    3,752
       ------------------------------------------------------------------
       Mississippi - 0.7%
         Jackson Redevelopment Authority Urban
          Renewal Revenue VRDB, Jackson Med Mall
          Foundation Project (Bank One LOC),
          1.25%, 6/6/03                                   3,900     3,900
       ------------------------------------------------------------------
       Missouri - 2.8%
         Missouri Health & Education Facilities VRDB,
          Series 1999, Pooled Hospital Freeman Health
          System (KBC Bank LOC),
          1.26%, 6/6/03                                   4,155     4,155

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
      Missouri - 2.8% - (continued)
        Missouri State Development Finance Board
         Infrastructure Facilities VRDB, Series 2000C,
         St. Louis Convention Center (U.S. Bank LOC),
         1.35%, 6/2/03                                   $10,500  $10,500
        St. Louis General Funding Revenue TRAN,
         2.88%, 6/26/03                                    1,000    1,001
      -------------------------------------------------------------------
                                                                   15,656
      -------------------------------------------------------------------
      Nebraska - 0.7%
        Lincoln Electric System Revenue CP Notes,
         Series 1995,
         1.10%, 9/12/03                                    4,000    4,000
      -------------------------------------------------------------------
      Nevada - 0.9%
        Nevada Muni Bond Bank Revenue VRDB,
         Series 1997-SGB 31 (FGIC Insured), /(1)/
         1.27%, 6/6/03                                     5,165    5,165
      -------------------------------------------------------------------
      New Jersey - 1.8%
        New Jersey State Housing and Mortgage
         Finance Agency Revenue Bonds, Series
         2003DD, Home Buyer (MBIA Insured),
         1.05%, 4/1/04                                     3,000    3,000
        New Jersey State TRAN, Series 2002,
         3.00%, 6/12/03                                    5,000    5,002
        New Jersey State Transportation Corp.
         Revenue Bonds, Series 15, Citigroup ROC
         2000 (AMBAC Insured), /(1)/
         1.27%, 6/6/03                                     2,000    2,000
      -------------------------------------------------------------------
                                                                   10,002
      -------------------------------------------------------------------
      New York - 2.3%
        New York State Mortgage Agency Revenue
         VRDB, Series 2002-34B,
         1.05%, 4/2/04                                     8,025    8,025
        New York State Tollway Authority General
         Revenue Notes,
         1.13%, 3/25/04                                    5,000    5,001
      -------------------------------------------------------------------
                                                                   13,026
      -------------------------------------------------------------------
      North Carolina - 2.6%
        North Carolina Housing Finance Agency VRDB,
         Series 2002, Masonic Home for Children at
         Oxford (Wachovia Bank LOC),
         1.20%, 6/6/03                                     4,000    4,000

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
       North Carolina - 2.6% - (continued)
         North Carolina Medical Care Commission
          Health Care Facilities Revenue VRDB,
          Wachovia MERLOTS Series 2001-A39,
          Provident Place Project (Colld.
          by GNMA Securities), /(1)/
          1.27%, 6/6/03                                  $1,810   $ 1,810
         North Carolina Medical Care Commission
          Health Care Facilities Revenue VRDB, Series
          2002, First Mortgage, Southminster
          (Wachovia Bank LOC),
          1.20%, 6/6/03                                   3,700     3,700
         North Carolina Medical Care Commission
          Hospital Revenue Bonds, Pooled Equipment
          Financing Project (MBIA Insured),
          1.15%, 6/6/03                                   5,000     5,000
       ------------------------------------------------------------------
                                                                   14,510
       ------------------------------------------------------------------
       Ohio - 0.5%
         Columbus Sewer Revenue Refunding Bonds,
          4.00%, 6/1/03                                   1,300     1,300
         Ohio State Building Authority Revenue
          Refunding Bonds, Series 2002A,
          Transportation Building Fund,
          4.00%, 9/1/03                                   1,300     1,310
       ------------------------------------------------------------------
                                                                    2,610
       ------------------------------------------------------------------
       Oklahoma - 0.5%
         Garfield County IDA VRDB, Series A, Oklahoma
          Gas and Electric Co. Project (Oklahoma Gas
          and Electric Co. Gtd.),
          2.00%, 6/6/03                                   3,000     3,000
       ------------------------------------------------------------------
       Pennsylvania - 2.0%
         Delaware Valley Regional Finance Authority
          Local Government Revenue VRDN, Merrill
          Lynch P-Floats PT-152 (AMBAC Insured), /(1)/
          1.25%, 6/6/03                                   2,300     2,300
         Pennsylvania State Turnpike Commission
          Revenue VRDB, Series 2002B,
          1.20%, 6/6/03                                   8,800     8,800
       ------------------------------------------------------------------
                                                                   11,100
       ------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
      Puerto Rico - 0.5%
        Puerto Rico Electric Power Authority Revenue
         Bonds, Wachovia MERLOTS Series 2002-B3
         (MBIA Insured), /(1)/
         1.22%, 6/6/03                                    $2,700   $ 2,700
      --------------------------------------------------------------------
      South Carolina - 2.8%
        Richland County School District No.1 G.O.
         Bonds, Series 2002,
          (South Carolina Credit Enhancement)
         2.00%, 10/1/03                                    1,000     1,002
        South Carolina Jobs Economic Development
         Authority Revenue VRDB, Series 2002A,
         Wuref Development Project (Wachovia
         Bank LOC),
         1.20%, 6/6/03                                     5,690     5,690
        South Carolina Public Service Authority
         Revenue Promissory Notes, Series 98,
         1.05%, 8/18/03                                    5,000     5,000
        South Carolina State Housing, Finance and
         Development Multifamily Revenue VRDB,
         Series 2001, East Ridge Apartments Project
         (General Electric Capital Corp. LOC), /(1)/
         1.24%, 6/6/03                                     3,900     3,900
      --------------------------------------------------------------------
                                                                    15,592
      --------------------------------------------------------------------
      Tennessee - 6.9%
        Blount County Health and Educational Facilities
         Board Revenue VRDB, Series 2002, Maryville
         College (SunTrust Bank LOC),
         1.20%, 6/6/03                                     7,000     7,000
        McMinn County Industrial Development Board
         Revenue Bonds, Series 2002, Tennessee
         Wesleyan College Project (Regions Bank LOC),
         1.29%, 6/6/03                                     2,705     2,705
        Metropolitan Government Nashville & Davidson
         Counties Health and Educational Facilities
         Board Revenue VRDB, Ascension Health
         Credit (Ascension Health Gtd.),
         Series 2001B-1,
         1.60%, 7/28/03                                    2,400     2,400
         Series 2001B-2,
         1.25%, 1/5/04                                     2,000     2,000

See Accompanying Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
     Tennessee - 6.9% - (continued)
       Metropolitan Government Nashville & Davidson
        Counties Industrial Development Board
        VRDB, Series 2002, University of Nashville
        Project (SunTrust Bank LOC),
        1.20%, 6/6/03                                      $1,000   $ 1,000
       Sevier County Public Building Authority Local
        Government Public Improvement VRDB
        (AMBAC Insured),
        Series 2000 IV-B-4
        1.30%, 6/2/03                                         100       100
        Series 2000 IV-D-1,
        1.30%, 6/2/03                                       4,270     4,270
        Series 2000 IV-E-6,
        1.30%, 6/2/03                                       1,200     1,200
        Series 2000 IV-F-2,
        1.30%, 6/2/03                                       2,400     2,400
        Series 2000 IV-G-4,
        1.30%, 6/2/03                                       1,000     1,000
        Series 2000 IV-H-3,
        1.30%, 6/2/03                                       3,000     3,000
        Series 2000 IV-I-2,
        1.30%, 6/2/03                                       4,500     4,500
        Series 2000 IV-J-3,
        1.30%, 6/2/03                                       2,300     2,300
       Shelby Health, Educational and Housing Facilities
        Board Revenue VRDB, Series 2003, St. Benedict
        High School Project (Amsouth Bank LOC),
        1.24%, 6/6/03                                       5,000     5,000
     ----------------------------------------------------------------------
                                                                     38,875
     ----------------------------------------------------------------------
     Texas - 9.3%
       Bastrop Independent School District VRDB,
        Soc Gen Municipal Securities Trust,
        Series 1997 SGB-37 (PSF of Texas Gtd.), /(1)/
        1.27%, 6/6/03                                         400       400
       Bexar County Health Facilities Development
        Corp. Revenue Bonds, Air Force Village (Bank
        of America LOC),
        1.20%, 6/6/03                                       9,000     9,000
       Comal Independent School District VRDB,
        ABN Amro MuniTops Certificates 1999-9
        (PSF of Texas Gtd.), /(1)/
        1.29%, 6/6/03                                       1,300     1,300

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
    MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
    Texas - 9.3% - (continued)
      Dallas G.O. Refunding Bonds, Morgan Stanley
       Floating Rate Certificates, Series 1998-93, /(1)/
       1.25%, 6/6/03                                       $   200  $   200
      Grand Prairie Housing Finance Corp. Multifamily
       Housing Revenue VRDB, Series 1985, Lincoln
       Windcliff Project (General Electric Capital
       Corp Gtd.),
       1.20%, 6/6/03                                           500      500
      Harris County G.O. CP Notes, Series A1,
       1.10%, 8/7/03                                         8,000    8,000
      Harris County Health Facilities Development
       Corp. Revenue VRDB, Wachovia MERLOTS
       Series 2001-A87
       (U.S. Treasuries Escrowed), /(1)/
       1.27%, 6/6/03                                           980      980
      Keller Independent School District VRDB, ABN
       Amro MuniTops 2001-26,
       (PSF of Texas Gtd.), /(1)/
       1.29%, 6/6/03                                         2,500    2,500
      Lower Colorado River Authority CP Notes,
       Series A,
       1.05%, 7/7/03                                         5,000    5,000
      State of Texas TRAN, Series 2002,
       2.75%, 8/29/03                                       17,000   17,058
      Tarrant County Housing Finance Corp. Revenue
       VRDB, Series 200, Gateway Arlington
       Apartments Project (FNMA Gtd.),
       1.25%, 6/6/03                                         7,550    7,550
    -----------------------------------------------------------------------
                                                                     52,488
    -----------------------------------------------------------------------
    Washington - 4.6%
      Washington Public Power Supply System
       Revenue VRDN, Citicorp Eagle Trust
       Series 944701, /(1)/
       1.27%, 6/6/03                                         3,200    3,200
      Washington State G.O. Refunding VRDB,
       Eagle Trust Series 1993C, /(1)/
       1.27%, 6/6/03                                           800      800
      Washington State Housing Finance Commission
       Nonprofit Housing Revenue VRDB, Rockwood
       Retirement Communities (Wells Fargo
       Bank LOC),
       1.32%, 6/2/03                                           900      900

See Accompanying Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
       MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
       Washington - 4.6% - (continued)
         Washington State Housing Finance Commission
          Nonprofit Housing Revenue VRDB, Series
          1994, Rockwood Retirement Communities
          Program (Wells Fargo Bank LOC),
          1.32%, 6/2/03                                 $ 4,000  $ 4,000
         Washington State Housing Finance Commission
          Nonprofit Housing Revenue VRDB, Series
          1994, YMCA Snohomish (U.S. Bank LOC),
          1.32%, 6/2/03                                   1,000    1,000
         Washington State Housing Finance Commission
          Nonprofit Revenue VRDB, Series 2001A,
          Pioneer Human Services Project (U.S.
          Bank LOC),
          1.32%, 6/2/03                                   1,650    1,650
         Washington State G.O. Bonds, Series 1993B,
          Soc Gen Trust SGB-13, /(1)/
          1.27%, 6/6/03                                  12,000   12,000
         Washington State Various Purpose G.O. VRDB,
          Series 2000B, Eagle Trust Series No. 20004701,/ (1)/
          1.27%, 6/6/03                                   2,300    2,300
       -----------------------------------------------------------------
                                                                  25,850
       -----------------------------------------------------------------
       West Virginia - 0.0%
         West Virginia Hospital Finance Authority
          VRDB, Series 2000A, West Virginia Hospital
          Authority Pooled Financing Program (Bank of
          America GIC),
          1.30%, 6/6/03                                     195      195
       -----------------------------------------------------------------
       Wisconsin - 3.1%
         Wauwatosa Housing Authority Adjustable Rate
          Put Option, Series 1995, San Camillo, Inc.
          Project (U.S. Bank LOC),
          1.20%, 6/6/03                                   1,700    1,700
         Wisconsin Health & Educational Facilities
          Authority Revenue VRDB, Series 94A, Sinai
          Samaritan Medical Center (Marshall & Ilsley
          Bank LOC),
          1.25%, 6/6/03                                   7,100    7,100
         Wisconsin Health & Educational Facilities
          Authority Revenue VRDB, Series 2002, Pooled
          Loan Financing Program (U.S. Bank LOC),
          1.25%, 6/6/03                                   5,000    5,000

                                                           PRINCIPAL
                                                            AMOUNT        VALUE
                                                            (000S)        (000S)
       MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
       Wisconsin - 3.1% - (continued)
         Wisconsin Health & Educational Facilities
          Authority Revenue VRDB, Cap Acs Pool
          Vernon Memorial Hospital (U.S. Bank LOC),
          Series 2002A,
          1.35%, 6/2/03                                     $  900           $900
          Series 2002B,
          1.35%, 6/2/03                                      2,780          2,780
       -------------------------------------------------------------------------------
                                                                           17,480
       -------------------------------------------------------------------------------
       Multiple States Pooled Security - 0.2%
         State Street Clipper Multistate Tax-Exempt
          Trust Certificates, Series A, /(1)/
          1.44%, 6/6/03                                      1,000          1,000
       -------------------------------------------------------------------------------
       Total Municipal Investments (cost $566,475)                        566,475
                                                           NUMBER OF
                                                            SHARES        VALUE
                                                            (000S)        (000S)
       OTHER - 0.4%
         AIM Tax Free Money Market Fund                      1,392          1,392
         Dreyfus Tax-Exempt Cash Management Fund               716            716
       -------------------------------------------------------------------------------
       Total Other (cost $2,108)                                            2,108
       -------------------------------------------------------------------------------
       Total Investments - 100.7% (cost $568,583)                         568,583
          Liabilities less Other Assets - (0.7)%                           (3,686)
       -------------------------------------------------------------------------------
       NET ASSETS - 100.0%                                               $564,897

       (1)Securities exempt from registration under Rule 144A of the Securities Act of
          1933. These securities may be resold in transactions exempt from registra-
          tion, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to approximately $94,412,000 or
          16.7% of net assets.
       At May 31, 2003, the Municipal Portfolio's investments were diversified as follows:

                         INDUSTRY SECTOR                                 PERCENTAGE
                           Air, Water and Solid Waste Management                5.8%
                           Educational Services                                 9.0
                           Executive, Legislative and General Government       23.3
                           General Medical and Surgical                        15.3
                           Nursing and Personal Care                            5.1
                           Residential Care                                     7.2
                           Urban & Community Development                        5.5
                           All other sectors less than 5%                      28.8
                         -----------------------------------------------------------
                         Total                                                100.0%


See Accompanying Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       ABBREVIATIONS AND OTHER INFORMATION
                                                       MAY 31, 2003 (UNAUDITED)



The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities per SEC rules.

Amortized cost also represents cost for federal income tax purposes.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.


   EXPLANATION OF ABBREVATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

AMBAC  American Municipal Bond
       Assurance Corporation

AMT    Alternative Minimum Tax

BAN    Bond Anticipation Notes

Colld. Collateralized

CP     Commercial Paper

FGIC   Financial Guaranty Insurance
       Corporation

FHLB   Federal Home Loan Bank

FHLMC  Freddie Mac

FNMA   Fannie Mae

FRN    Floating Rate Notes

FSA    Financial Security Assurance

GIC    Guaranteed Investment
       Contract

GNMA   Government National
       Mortgage Association

G.O.   General Obligation

Gtd.   Guaranteed

HFA    Housing Finance Authority

IDA    Industrial Development
       Authority

IDR    Industrial Development
       Revenue

LOC    Letter of Credit

MBIA   Municipal Bond Insurance
       Association

MTN    Medium Term Notes

PCR    Pollution Control Revenue

PUTTER Puttable Tax-Exempt Receipts

P-Floats Puttable Floating Rate
         Security

PSF      Permanent School Fund

RAN      Revenue Anticipation Notes

ROC      Reset Option Certificates

SFM      Single Family Mortgage

SLMA     Student Loan Marketing
         Association

Soc Gen  Societe Generale

SGB      Societe Generale Bank

TAN      Tax Anticipation Notes

TRAN     Tax and Revenue
         Anticipation Notes

VRDB     Variable Rate Demand Bonds

VRDN     Variable Rate Demand Notes

VRN      Variable Rate Notes

MONEY MARKET PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2003 (UNAUDITED)



1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes twenty-two portfolios, each with its own investment objective. Northern Trust Investments, Inc. ("NTI"), a wholly owned subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for all of the Trust's money market portfolios (the "Portfolios"). Northern Trust is the custodian and transfer agent for the Trust. NTI and PFPC, Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor.

Presented herein are the financial statements of five money market Portfolios. These include: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio, Tax-Exempt Portfolio and Municipal Portfolio. Each of these diversified Portfolios is authorized to issue three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. As of May 31, 2003, Shares, Service Shares and Premier Shares were outstanding for the Diversified Assets, Government and Government Select Portfolios, and Shares and Service Shares were outstanding for the Tax-Exempt and Municipal Portfolios.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Portfolios are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JP Morgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago.

Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios. The
Diversified Assets Portfolio and Government Portfolio have entered into such joint repurchase agreements as of May 31, 2003, as reflected in their accompanying Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) FEDERAL INCOME TAXES - It is each Portfolio's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for federal taxes.

For the period subsequent to October 31, 2002 through the fiscal year end, the following Portfolio incurred net capital losses for which the Portfolio intends to treat as having been incurred in the following fiscal year (in thousands):
Government Select -- $1.

At November 30, 2002, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows (in thousands):

                                       NOVEMBER 30,
                            PORTFOLIO      2010
                            -----------------------
                            Tax-Exempt     $16
                            Municipal        1
                            -----------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




At November 30, 2002, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

                                            UNDISTRIBUTED
                                         -------------------
                                         TAX-EXEMPT ORDINARY
                    Amounts in thousands   INCOME   INCOME*
                    ----------------------------------------
                     Diversified Assets     $ --    $11,748
                     Government               --      3,111
                     Government Select        --      4,517
                     Tax-Exempt              983         --
                     Municipal               520         --
                    ----------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the year ended November 30, 2002, were as follows:

                                          DISTRIBUTED FROM
                                         -------------------
                                         TAX-EXEMPT ORDINARY
                    Amounts in thousands   INCOME   INCOME*
                    ----------------------------------------
                     Diversified Assets   $     --  $199,726
                     Government                 --    48,288
                     Government Select          --    78,592
                     Tax-Exempt             10,578       165
                     Municipal               3,620        19
                    ----------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

E) EXPENSES - Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS - Each Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and Federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.




3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, based on a specified percentage of each Portfolio's average daily net assets. For the six months ended May 31, 2003, the investment adviser voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2003, are as follows:

                                                      ADVISORY FEE
                                    ANNUAL     LESS      AFTER
                                 ADVISORY FEE WAIVERS    WAIVER
              ----------------------------------------------------
              Diversified Assets    0.25%       --       0.25%
              Government            0.25%       --       0.25%
              Government Select     0.20%      0.10%     0.10%
              Tax-Exempt            0.25%       --       0.25%
              Municipal             0.20%      0.10%     0.10%
              ----------------------------------------------------

The waivers described above are voluntary and may be terminated at any time.

As compensation for the services rendered as transfer agent and custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolios' custodian expenses. Custodian credits are reflected in the Portfolio's Statements of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at the annual rate of .10% of each Portfolio's average daily net assets. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent for all shares, payments under the service plan for the Portfolios' Service Shares and

MONEY MARKET PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



Premier Shares and certain extraordinary expenses, exceed on an annualized basis .10% of the Portfolio's average daily net assets, the co-administrators reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2003, under such arrangements are shown on the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, receives no compensation under its distribution agreement.

Certain officers and Trustees of the Trust are also officers and directors of Northern Trust. All officers and affiliated Trustees serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2003, the amounts payable in the Diversified Assets, Government, Government Select, Tax-Exempt and Municipal were $10,237, $3,150, $5,250, $788 and $263, respectively.

5   SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions ("Servicing Agents") under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .25% and .50% of the average daily net asset value of the outstanding Service and Premier Shares, respectively.

6   BANK LOANS
On December 19, 2002, the Trust entered into a $150,000,000 revolving bank credit line administered by Deutsche Bank AG, for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above LIBOR (London Interbank Offering Rate).

Prior to December 19, 2002, the Trust maintained a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the NIBOR funds rate (New York Interbank Offering
Rate).

The Portfolios had no borrowings under either agreement during the six months ended May 31, 2003.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----



                      THIS PAGE INTENTIONALLY LEFT BLANK








MONEY MARKET PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                                 NIF SAR MM 7/03

   (C)2003 Northern Institutional Funds.
   Northern Funds Distributors, LLC, not affiliated with Northern Trust.         -------------------
                                                                                      PRESORTED
                                                                                       STANDARD
                                                                                     U.S. POSTAGE
   50 South LaSalle Street                                                               PAID
   P.O. Box 75986                                                                  FARMINGDALE, NY
   Chicago, Illinois 60675-5986                                                     PERMIT NO. 225
   800/637-1380                                                                  -------------------
   northerninstitutionalfunds.com


   -----------------------
     NORTHERN
     INSTITUTIONAL FUNDS  ---------
   -----------------------

                   Managed by
           [LOGO]  Northern Trust
         --------------------------

                                                                    May 31, 2003

NORTHERN INSTITUTIONAL FUNDS
   Fixed Income Portfolios

                                  [PHOTO HERE]


                                Semiannual Report


TRUST NORTHERN for investment solutions

                                                 NORTHERN
                                                 INSTITUTIONAL FUNDS

                                                      [LOGO HERE] Managed by
                                                                  Northern Trust

                                  [PHOTO HERE]

a MESSAGE from
     Orie L. Dudley Jr.

  CHIEF INVESTMENT OFFICER

THE BOND MARKET, which produced an impressive performance over the past three-plus years, has continued to rally in recent months despite the sharp recovery in stock prices and growing confidence that the economy may strengthen in the quarters ahead. Bonds, particularly U.S. Treasury issues, have offered a "safe haven" for investors throughout the bear market in stocks. This was most evident prior to the war in Iraq, when nervous investors moved money out of higher-risk assets and into bonds. As the conflict evolved in favor of the United States, investors regained their appetite for risk. Treasury prices initially declined as a result, driving up yields. However, since reaching a relative peak in late March, Treasury yields have plunged (reflecting a sharp rise in prices).

The primary reasons for the recent rally in Treasuries have been the Federal Reserve's unexpected focus on the risks of deflation along with the continued lackluster performance of the economy. Prior to May, the flow of economic data was almost uniformly weak. Most indicators - such as manufacturing and employment - were disappointing, and consensus forecasts for gross domestic product growth declined. The sluggish nature of the economy prompted the U.S. Federal Reserve Board to reaffirm its stimulative interest rate policy at its May meeting. Although it did not elect to lower the federal funds rate, the Fed changed its risk bias toward economic weakness and stated that further declines in inflation would be unwelcome. Investors' quickly surmised that improved economic growth, in the absence of inflation, would not cause the central bank to raise interest rates. In fact, market participants soon came to expect that at least one more interest rate cut would be forthcoming in the months ahead. This proved to be a substantial positive for Treasuries, causing yields to drop well below their previous all-time low from 40+ years ago.

As the yields on government bonds have fallen, yields on corporate issues have likewise declined. This means the "spread" - or difference - between the yields of the two asset classes has narrowed, indicating that investors have a more positive outlook on the financial strength of Corporate America. In Fact, the shrinking of the yield spread by more than 45 percent from its peak in October 2002 to the close of May 2003 is unprecedented. The improved credit environment has enabled more companies to gain access to lower cost financing via the bond market, helping them repair their balance sheets. Recently, for example, General Motors Acceptance Corporation had no trouble selling $1 billion of unsecured five-year notes despite being on review by Moody's for a possible downgrade of its credit rating. The improvement in sentiment among corporate bond investors has been a boon in particular for high-yield bonds, which have performed exceptionally well over the past seven months.

Yields have already fallen to record low levels, yet the stimulative policy of the Federal Reserve, along with lower taxes, increased government spending and a weaker dollar, may point to economic strengthening. Although an up-tick in growth could lead to a more muted bond market performance in the period ahead, the asset class remains an important tool for portfolio diversification.

 Sincerely,

/s/ Orie L. Dudley Jr.
-------------------------
 Orie L. Dudley Jr.
 Chief Investment Officer
 Northern Trust

               ----------------------------------------------------------------
                                                        FIXED INCOME PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS



                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC, not affiliated with Northern Trust.

                   2  STATEMENTS OF ASSETS AND LIABILITIES

                   4  STATEMENTS OF OPERATIONS

                   6  STATEMENTS OF CHANGES IN NET ASSETS

                   8  FINANCIAL HIGHLIGHTS

                      SCHEDULES OF INVESTMENTS

                      18  INTERNATIONAL BOND PORTFOLIO

                      20  BOND PORTFOLIO

                      29  CORE BOND PORTFOLIO

                      36  U.S. TREASURY INDEX PORTFOLIO

                      37  INTERMEDIATE BOND PORTFOLIO

                      43  SHORT-INTERMEDIATE BOND PORTFOLIO

                      47  U.S. GOVERNMENT SECURITIES PORTFOLIO

                  48  NOTES TO THE FINANCIAL STATEMENTS

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 FIXED INCOME PORTFOLIOS

 FIXED INCOME PORTFOLIOS
    STATEMENTS OF ASSETS AND LIABILITIES

                                                 INTERNATIONAL
 Amounts in thousands,                               BOND            BOND
 except per share data                             PORTFOLIO       PORTFOLIO
 -------------------------------------------------------------------------------
 ASSETS:
 Investments, at amortized cost                     $11,053        $766,538
 Investments, at fair value                         $12,492        $783,860
 Cash                                                     -               -
 Foreign currencies, at fair value (cost $88)            93               -
 Interest income receivable                             218           5,428
 Cash collateral invested from securities
  loaned                                                  -               -
 Receivable for securities sold                           -          31,456
 Receivable from affiliated administrator                 8              16
 Prepaid and other assets                                 2               3
 Total Assets                                        12,813         820,763
-------------------------------------------------------------------------------
 LIABILITIES:
 Cash overdraft                                           -           9,743
 Unrealized loss on forward foreign currency
  exchange contracts                                     54               -
 Payable for cash collateral on securities
  loaned                                                  -               -
 Payable for securities purchased                         -           7,289
 Payable for when-issued securities                       -         131,527
 Payable to affiliates:
  Investment advisory fees                                7             141
  Co-administration fees                                  2              56
  Custody and accounting fees                            10               -
  Transfer agent fees                                     -               6
 Accrued registration fees and other
  liabilities                                            21              43
 Total Liabilities                                       94         148,805
-------------------------------------------------------------------------------
 Net Assets                                         $12,719        $671,958
-------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS:
 Capital stock                                      $10,939        $670,504
 Undistributed net investment income (loss)             181             286
 Accumulated undistributed net realized gain
  (loss)                                                194         (16,156)
 Net unrealized appreciation                          1,405          17,324
 Net Assets                                         $12,719        $671,958
-------------------------------------------------------------------------------
 NET ASSETS:
  Class A                                           $12,242        $661,586
  Class C                                                 -          10,030
  Class D                                               477             342
 TOTAL SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED:
  Class A                                               601          31,945
  Class C                                                 -             485
  Class D                                                23              17
 NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
  PER SHARE:
  Class A                                            $20.37          $20.71
  Class C                                                 -           20.70
  Class D                                             20.30           20.67
-------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                        U.S.                       SHORT-          U.S.
          CORE        TREASURY    INTERMEDIATE  INTERMEDIATE    GOVERNMENT
          BOND         INDEX          BOND          BOND        SECURITIES
       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
 ----------------------------------------------------------------------------
       $117,899       $61,501       $38,360      $176,905        $132,211
       $120,738       $65,413       $39,781      $181,181        $133,921
              8            27             1             1               3
              -             -             -             -               -
            688           551           316         1,395             432
         21,715        21,605             -             -          28,024
          5,949             -         2,414             -               -
              9             7             7             9               7
             11             3             3             2               2
        149,118        87,606        42,522       182,588         162,389
      ----------------------------------------------------------------------

              -             -             -             -               -
              -             -             -             -               -
         21,715        21,605             -             -          28,024
            509             -            45           798           3,989
         22,283             -         4,525         5,743           5,028

             22             8             9            42              26
              9             5             4            17              11
              -             2             -             5               1
              1             1             -             2               1
             13            21            19            20              21
         44,552        21,642         4,602         6,627          37,101
      ----------------------------------------------------------------------
       $104,566       $65,964       $37,920      $175,961        $125,288
      ----------------------------------------------------------------------

       $101,235       $61,642       $37,724      $184,778        $121,319
            (92)           57            13           (34)          1,456
            584           353        (1,238)      (13,059)            803
          2,839         3,912         1,421         4,276           1,710
       $104,566       $65,964       $37,920      $175,961        $125,288
      ----------------------------------------------------------------------

       $104,564       $61,296       $37,836      $175,878        $123,645
              1         3,165             -             -               -
              1         1,503            84            83           1,643

         10,094         2,706         1,792         9,179           6,001
              -           140             -             -               -
              -            66             4             4              80

         $10.36        $22.65        $21.11        $19.16          $20.61
          10.35         22.64             -             -               -
          10.37         22.63         21.09         19.11          $20.53
      ----------------------------------------------------------------------


See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
STATEMENTS OF OPERATIONS

                                          INTERNATIONAL
 Amounts in thousands                         BOND                BOND
                                            PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------
 INVESTMENT INCOME:
 Interest income                               $217             $15,260
 Net income from securities loaned                -                   -
  Total Investment Income                       217              15,260
---------------------------------------------------------------------------
 EXPENSES:
 Investment advisory fees                        58               1,331
 Co-administration fees                          10                 333
 Custody and accounting fees                     30                  43
 Transfer agent fees                              1                  38
 Registration fees                               15                  16
 Printing fees                                    2                   9
 Professional fees                                2                   9
 Trustee fees and expenses                        1                   6
 Other                                            4                  21
---------------------------------------------------------------------------
 Total Expenses                                 123               1,806
  Less voluntary waivers of
   investment advisory fees                     (10)               (499)
  Less expenses reimbursed by
   administrator                                (47)                (91)
  Less custodian credits                          -                  (4)
  Net Expenses                                   66               1,212
---------------------------------------------------------------------------
 NET INVESTMENT INCOME                          151              14,048
---------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
 Net realized gains (losses) on:
  Investments                                   328              14,738
  Foreign currency transactions                 791                  (6)
 Net change in unrealized
  appreciation (depreciation) on:
  Investments                                   779              15,500
  Forward foreign currency
   exchange contracts                           (24)                  -
  Translation of other assets and
   liabilities denominated in
   foreign currencies                             5                   2
  Net Gains on Investments and                1,879              30,234
   Foreign Currency
---------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                  $2,030             $44,282
---------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)

                           U.S.                                 SHORT-             U.S.
        CORE             TREASURY         INTERMEDIATE       INTERMEDIATE       GOVERNMENT
        BOND               INDEX              BOND               BOND           SECURITIES
      PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
   ---------------------------------------------------------------------------------------
       $2,195             $1,105               $861             $3,075             $1,792
           23                 12                  -                  -                 13
        2,218              1,117                861              3,075              1,805
   ---------------------------------------------------------------------------------------

          247                 84                 99                398                244
           62                 28                 25                100                 61
           20                 12                 15                 21                 12
            6                  5                  3                 10                  7
           15                 15                 15                 16                 16
            2                  2                  2                  2                  2
            2                  2                  2                  2                  2
            1                  1                  1                  1                  1
            5                  9                  4                  4                  6
   ---------------------------------------------------------------------------------------
          360                158                166                554                351

          (93)               (42)               (37)              (149)               (91)

          (44)               (37)               (40)               (44)               (37)
           (1)                 -                  -                 (2)                 -
          222                 79                 89                359                223
   ---------------------------------------------------------------------------------------
        1,996              1,038                772              2,716              1,582
   ---------------------------------------------------------------------------------------

        3,160                437              1,410              3,914              2,387
            -                  -                  -                  -                  -

        2,135              2,320                932              1,941                124
            -                  -                  -                  -                  -
            -                  -                  -                  -                  -
        5,295              2,757              2,342              5,855              2,511
   --------------------------------------------------------------------------------------
       $7,291             $3,795             $3,114             $8,571             $4,093
   --------------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
  STATEMENTS OF CHANGES IN NET ASSETS

                                       INTERNATIONAL
                                           BOND                 BOND
                                         PORTFOLIO            PORTFOLIO
  Amounts in thousands                 2003      2002       2003        2002
 -------------------------------------------------------------------------------
 OPERATIONS:
 Net investment income              $    151   $   957   $ 14,048    $ 42,991
 Net realized gains (losses)           1,119      (425)    14,732     (15,915)
 Net change in unrealized
  appreciation (depreciation)            760     1,257     15,502      11,075
  Net Increase in Net Assets           2,030     1,789     44,282      38,151
  Resulting from Operations
-------------------------------------------------------------------------------
 CLASS A SHARE TRANSACTIONS:
 Proceeds from shares sold             1,300     1,925     68,044     214,592
 Reinvestment of dividends               537       632     13,112      40,396
 Payments for shares redeemed        (16,515)   (4,297)  (146,422)   (428,525)
  Net Increase (Decrease) in Net
  Assets Resulting from Class A      (14,678)   (1,740)   (65,266)   (173,537)
  Share Transactions
-------------------------------------------------------------------------------
 CLASS C SHARE TRANSACTIONS:
 Proceeds from shares sold                 -         -        900       1,235
 Reinvestment of dividends                 -         -        211         665
 Payments for shares redeemed              -         -     (1,398)    (12,820)
  Net Increase (Decrease) in Net
  Assets Resulting from Class C            -         -       (287)    (10,920)
  Share Transactions
-------------------------------------------------------------------------------
 CLASS D SHARE TRANSACTIONS:
 Proceeds from shares sold               416       104          5         207
 Reinvestment of dividends                 -         -          7          12
 Payments for shares redeemed            (73)       (1)        (1)        (90)
  Net Increase (Decrease) in Net
  Assets Resulting from Class D          343       103         11         129
  Share Transactions
-------------------------------------------------------------------------------
 DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment income           (1,251)     (829)   (14,356)    (44,604)
 From net realized gains                   -         -          -           -
  Total Distributions to Class A      (1,251)     (829)   (14,356)    (44,604)
  shareholders
-------------------------------------------------------------------------------
 DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment income                -         -       (211)       (666)
 From net realized gains                   -         -          -           -
  Total Distributions to Class C           -         -       (211)       (666)
  shareholders
-------------------------------------------------------------------------------
 DISTRIBUTIONS TO CLASS D
 SHAREHOLDERS:
 From net investment income              (17)        -         (7)        (12)
 From net realized gains                   -         -          -           -
  Total Distributions to Class D         (17)        -         (7)        (12)
  shareholders
-------------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET
  ASSETS                             (13,573)     (677)   (35,834)   (191,459)
 NET ASSETS:
 Beginning of period                  26,292    26,969    707,792     899,251
 End of period                      $ 12,719   $26,292   $671,958    $707,792
-------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)          $    181   $ 1,298   $    286    $    812
-------------------------------------------------------------------------------

 See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2002

                                      U.S.                                    SHORT-                  U.S.
                 CORE              TREASURY           INTERMEDIATE          INTERMEDIATE           GOVERNMENT
                 BOND                INDEX               BOND                  BOND                SECURITIES
               PORTFOLIO           PORTFOLIO           PORTFOLIO             PORTFOLIO             PORTFOLIO
            2003       2002      2003      2002      2003      2002       2003       2002       2003        2002
 ------------------------------------------------------------------------------------------------------------------
         $  1,996   $  5,723   $  1,038  $  2,077  $    772   $ 1,873   $  2,716 $    9,509   $  1,582    $  4,205
            3,160       (772)       437     1,163     1,410       238      3,914        259      2,387       2,562
            2,135        (66)     2,320       288       932       561      1,941     (1,436)       124         120
            7,291      4,885      3,795     3,528     3,114     2,672      8,571      8,332      4,093       6,887
-------------------------------------------------------------------------------------------------------------------

           45,055     30,226     19,296    48,037    15,739     5,828     64,723    109,103     23,343      31,999
            1,440      8,199      1,514     2,403       603     1,502      2,430      8,176      3,953       5,941
          (50,270)   (87,383)   (10,497)  (45,634)  (26,005)   (7,300)   (89,675)  (195,495)   (16,728)    (31,203)
           (3,775)   (48,958)    10,313     4,806    (9,663)       30    (22,522)   (78,216)    10,568       6,737
-------------------------------------------------------------------------------------------------------------------

                -          1      1,121     2,632         -         -          -          -          -           -
                -          -        108        94         -         -          -          -          -           -
                -          -     (1,098)     (838)        -         -          -          -          -           -
                -          1        131     1,888         -         -          -          -          -           -
-------------------------------------------------------------------------------------------------------------------

                -          1      1,132       343        18        51         21         29        163         550
                -          -         13        17         1         1          1          2         37          54
                -          -       (210)      (61)       (7)      (12)        (6)        (4)       (61)        (66)
                -          1        935       299        12        40         16         27        139         538
-------------------------------------------------------------------------------------------------------------------

           (2,136)    (6,219)      (971)   (1,987)     (796)   (1,886)    (2,878)    (9,408)    (1,785)     (4,441)
                -     (2,066)    (1,003)   (1,115)        -         -          -          -     (2,252)     (1,653)
           (2,136)    (8,285)    (1,974)   (3,102)     (796)   (1,886)    (2,878)    (9,408)    (4,037)     (6,094)
-------------------------------------------------------------------------------------------------------------------

                -          -        (51)      (66)        -         -          -          -          -           -
                -          -        (57)      (27)        -         -          -          -          -           -
                -          -       (108)      (93)        -         -          -          -          -           -
-------------------------------------------------------------------------------------------------------------------

                -          -        (20)      (12)       (1)       (1)        (1)        (1)       (20)        (42)
                -          -        (15)       (6)        -         -          -          -        (28)        (16)
                -          -        (35)      (18)       (1)       (1)        (1)        (1)       (48)        (58)
-------------------------------------------------------------------------------------------------------------------
            1,380    (52,356)    13,057     7,308    (7,334)      855    (16,814)   (79,266)    10,715       8,010

          103,186    155,542     52,907    45,599    45,254    44,399    192,775    272,041    114,573     106,563
         $104,566   $103,186   $ 65,964  $ 52,907  $ 37,920   $45,254   $175,961 $  192,775   $125,288    $114,573
-------------------------------------------------------------------------------------------------------------------
         $    (92)  $     48   $     57  $     61  $     13   $    38   $    (34)$      129   $  1,456    $  1,679
-------------------------------------------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
 FINANCIAL HIGHLIGHTS

                                                                                           CLASS A
 INTERNATIONAL BOND PORTFOLIO

 Selected per share data                                     2003 /(4)/  2002 /(4)/    2001       2000        1999           1998
 -----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 19.48    $ 18.77      $ 17.74    $ 18.86     $ 21.35        $ 20.13
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                   0.21       0.67         0.71      (1.38)       0.96           0.98
 Net realized and unrealized gains (losses)                     2.64       0.62         0.32       0.26       (2.07)          1.33
  Total Income (Loss) from Investment Operations                2.85       1.29         1.03      (1.12)      (1.11)          2.31
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income /(1)/                             (1.96)     (0.58)           -          -       (1.24)         (0.79)
  From net realized gains                                          -          -            -          -       (0.14)         (0.30)
   Total Distributions Paid                                    (1.96)     (0.58)           -          -       (1.38)         (1.09)
------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $ 20.37    $ 19.48      $ 18.77    $ 17.74     $ 18.86        $ 21.35
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(2)/                                            15.98 %     7.06 %       5.81 %    (5.94)%     (5.76)%        11.85 %
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $12,242    $26,188      $26,969    $28,905     $28,397        $28,568
 Ratio to average net assets of: /(3)/
  Expenses, net of waivers and reimbursements                   0.96 %     0.96 %       0.96 %     0.96 %      0.96 %         0.96 %
  Expenses, before waivers and reimbursements                   1.81 %     1.37 %       1.52 %     1.54 %      1.44 %         1.52 %
  Net investment income, net of waivers and reimbursements      2.26 %     3.61 %       4.11 %     3.86 %      4.89 %         5.27 %
  Net investment income, before waivers and reimbursements      1.41 %     3.20 %       3.55 %     3.28 %      4.41 %         4.71 %
 Portfolio Turnover Rate                                       32.90 %   201.22 %     371.96 %   179.26 %     17.85 %        23.76 %
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS D

 Selected per share data                                    2003 /(4)/  2002 /(5)/ 2001 /(6)/  2000 /(6)/    1999 /(7)/      1998
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 19.46    $ 19.71            -          -     $ 21.26        $ 20.06
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.18       0.19            -          -        0.29           0.93
 Net realized and unrealized gains (losses)                     2.62      (0.44)           -          -       (1.25)          1.29
  Total Income (Loss) from Investment Operations                2.80      (0.25)           -          -       (0.96)          2.22
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income /(1)/                             (1.96)         -            -          -       (0.54)         (0.72)
  From net realized gains                                          -          -            -          -       (0.14)         (0.30)
   Total Distributions Paid                                    (1.96)         -            -          -       (0.68)         (1.02)
------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $ 20.30    $ 19.46            -          -     $ 19.62 /(7)/  $ 21.26
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(2)/                                            15.72 %    (1.27)%          -          -           -          11.43 %
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $   477    $   104            -          -           -        $   132
 Ratio to average net assets of: /(3)/
  Expenses, net of waivers and reimbursements                   1.35 %     1.35 %          -          -           -           1.35 %
  Expenses, before waivers and reimbursements                   2.20 %     1.76 %          -          -           -           1.91 %
  Net investment income, net of waivers and reimbursements      1.87 %     3.22 %          -          -           -           4.90 %
  Net investment income, before waivers and reimbursements      1.02 %     2.81 %          -          -           -           4.34 %
 Portfolio Turnover Rate                                       32.90 %   201.22 %          -          -           -          23.76 %
------------------------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(5) Shares were reintroduced on September 5, 2002. Financial highlights were calculated using the average shares outstanding method.
(6) No shares outstanding for the period August 23, 1999 through September 4, 2002.
(7) Class D shares were fully redeemed as of August 22, 1999. As such no total return or supplemental data and ratios were presented for the fiscal years ended November 30, 1999-2001.

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                          CLASS A
 BOND PORTFOLIO

 Selected per share data                                       2003     2002/(3)/     2001         2000        1999         1998
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $  19.81   $  19.94    $  19.49    $    19.31   $  21.61     $  21.08
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                           0.43       1.04        1.28          1.37       1.35         1.47
 Net realized and unrealized gains (losses)                      0.92      (0.08)       0.45          0.21      (1.63)        0.62
    Total Income (Loss) from Investment Operations               1.35       0.96        1.73          1.58      (0.28)        2.09
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
    From net investment income                                  (0.45)     (1.09)      (1.28)        (1.40)     (1.34)       (1.44)
    From net realized gains                                         -          -           -             -      (0.68)       (0.12)
       Total Distributions Paid                                 (0.45)     (1.09)      (1.28)        (1.40)     (2.02)       (1.56)
------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $  20.71   $  19.81    $  19.94    $    19.49   $  19.31     $  21.61
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                              6.87%      4.99%       9.08%         8.56%     (1.35)%      10.31%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $661,586   $697,601    $877,920    $1,034,495   $879,161     $605,517
 Ratio to average net assets of: /(2)/
    Expenses, net of waivers and reimbursements                  0.36%      0.36%       0.36%         0.36%      0.36%        0.36%
    Expenses, before waivers and reimbursements                  0.54%      0.59%       0.74%         0.74%      0.74%        0.75%
    Net investment income, net of waivers and reimbursements     4.22%      5.27%       6.38%         7.23%      6.95%        7.07%
    Net investment income, before waivers and reimbursements     4.04%      5.04%       6.00%         6.85%      6.57%        6.68%
 Portfolio Turnover Rate                                       192.43%    277.45%     297.81%       143.72%     72.61%       84.80%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            CLASS C

 Selected per share data                                       2003     2002 /(3)/  2001 /(3)/  2000 /(3)/      1999        1998
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $  19.81   $  19.93    $  19.48    $    19.30   $  21.60     $  21.07
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                           0.41       1.01        1.23          1.31       1.32         1.42
 Net realized and unrealized gains (losses)                      0.90      (0.09)       0.45          0.22      (1.65)        0.62
    Total Income (Loss) from Investment Operations               1.31       0.92        1.68          1.53      (0.33)        2.04
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
    From net investment income                                  (0.42)     (1.04)      (1.23)        (1.35)     (1.29)       (1.39)
    From net realized gains                                         -          -           -             -      (0.68)       (0.12)
       Total Distributions Paid                                 (0.42)     (1.04)      (1.23)        (1.35)     (1.97)       (1.51)
------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $  20.70   $  19.81    $  19.93    $    19.48   $  19.30     $  21.60
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                              6.75%      4.73%       8.83%         8.33%     (1.59)%      10.04%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $ 10,030   $  9,874    $ 21,144    $   39,868   $ 62,557     $ 61,450
 Ratio to average net assets of: /(2)/
    Expenses, net of waivers and reimbursements                  0.60%      0.60%       0.60%         0.60%      0.60%        0.60%
    Expenses, before waivers and reimbursements                  0.78%      0.83%       0.98%         0.98%      0.98%        0.99%
    Net investment income, net of waivers and reimbursements     3.98%      5.03%       6.14%         6.99%      6.71%        6.83%
    Net investment income, before waivers and reimbursements     3.80%      4.80%       5.76%         6.61%      6.33%        6.44%
 Portfolio Turnover Rate                                       192.43%    277.45%     297.81%       143.72%     72.61%       84.80%
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
    FINANCIAL HIGHLIGHTS (continued)

                                                                                          CLASS D
 BOND PORTFOLIO

 Selected per share data                                       2003    2002 /(3)/  2001 /(3)/   2000 /(3)/     1999         1998
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $  19.78   $  19.91    $  19.47    $  19.28     $  21.58     $  21.05
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                           0.38       0.90        0.43        1.23         1.31         1.38
 Net realized and unrealized gains (losses)                      0.92      (0.02)       1.21        0.23        (1.67)        0.63
    Total Income (Loss) from Investment Operations               1.30       0.88        1.64        1.46        (0.36)        2.01
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
    From net investment income                                  (0.41)     (1.01)      (1.20)      (1.27)       (1.26)       (1.36)
    From net realized gains                                         -          -           -           -        (0.68)       (0.12)
       Total Distributions Paid                                 (0.41)     (1.01)      (1.20)      (1.27)       (1.94)       (1.48)
------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $  20.67   $  19.78    $  19.91    $  19.47     $  19.28     $  21.58
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                              6.63%      4.60%       8.64%       7.92%       (1.74)%       9.89%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $    342   $    317    $    187    $    144     $  1,497     $  2,039
 Ratio to average net assets of: /(2)/
    Expenses, net of waivers and reimbursements                  0.75%      0.75%       0.75%       0.75%        0.75%        0.75%
    Expenses, before waivers and reimbursements                  0.93%      0.98%       1.13%       1.13%        1.13%        1.14%
    Net investment income, net of waivers and reimbursements     3.83%      4.88%       5.99%       6.84%        6.56%        6.70%
    Net investment income, before waivers and reimbursements     3.65%      4.65%       5.61%       6.46%        6.18%        6.31%
 Portfolio Turnover Rate                                       192.43%    277.45%     297.81%     143.72%       72.61%       84.80%
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                        CLASS A
 CORE BOND PORTFOLIO

 Selected per share data                     2003      2002 /(3)/   2001 /(4)/
-------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD      $   9.92    $  10.06     $  10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         0.16        0.50         0.40
 Net realized and unrealized gains             0.46        0.03         0.05
  Total Income from Investment Operations      0.62        0.53         0.45
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                  (0.18)      (0.54)       (0.39)
  From net realized gains                         -       (0.13)           -
   Total Distributions Paid                   (0.18)      (0.67)       (0.39)
-------------------------------------------------------------------------------
 Net Asset Value, End of Period            $  10.36    $   9.92     $  10.06
-------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                            6.27 %      5.61 %       4.54 %
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period   $104,564    $103,184     $155,542
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and
   reimbursements                              0.36 %      0.36 %       0.36 %
  Expenses, before waivers and
   reimbursements                              0.58 %      0.68 %       0.81 %
  Net investment income, net of waivers
   and reimbursements                          3.23 %      5.13 %       5.91 %
  Net investment income, before waivers
   and reimbursements                          3.01 %      4.81 %       5.46 %
 Portfolio Turnover Rate                     246.75 %    257.35 %     197.85 %


                                                        CLASS C

 Selected per share data                      2003     2002 /(3)/   2001 /(4)/
-------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD      $   9.92    $  10.01     $  10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         0.16        0.50         0.40
 Net realized and unrealized gains             0.44        0.07            -
  Total Income from Investment Operations      0.60        0.57         0.40
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                  (0.17)      (0.53)       (0.39)
  From net realized gains                         -       (0.13)           -
   Total Distributions Paid                   (0.17)      (0.66)       (0.39)
-------------------------------------------------------------------------------
 Net Asset Value, End of Period            $  10.35    $   9.92     $  10.01
-------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                            6.13 %      6.04 %       4.05 %
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period   $      1    $      1     $      -
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and
   reimbursements                              0.60 %      0.60 %       0.60 %
  Expenses, before waivers and
   reimbursements                              0.82 %      0.92 %       1.05 %
  Net investment income, net of waivers
   and reimbursements                          2.99 %      4.89 %       5.67 %
  Net investment income, before waivers
   and reimbursements                          2.77 %      4.57 %       5.22 %
 Portfolio Turnover Rate                     246.75 %    257.35 %     197.85 %

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the year ended were calculated using the average shares outstanding method.
(4) For the period March 29, 2001 (commencement of operations) through November 30, 2001.


See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   FINANCIAL HIGHLIGHTS (continued)

                                                        CLASS D
 CORE BOND PORTFOLIO

 Selected per share data                     2003      2002 /(3)/   2001 /(4)/
-------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD      $   9.93    $ 10.01      $ 10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         0.16       0.50         0.40
 Net realized and unrealized gains             0.44       0.08            -
  Total Income from Investment Operations      0.60       0.58         0.40
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                  (0.16)     (0.53)       (0.39)
  From net realized gains                         -      (0.13)           -
   Total Distributions Paid                   (0.16)     (0.66)       (0.39)
-------------------------------------------------------------------------------
 Net Asset Value, End of Period            $  10.37    $  9.93      $ 10.01
-------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                            6.08 %     6.07 %       4.05 %
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period         $1    $     1      $     -
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and
   reimbursements                              0.75 %     0.75 %       0.75 %
  Expenses, before waivers and
   reimbursements                              0.97 %     1.07 %       1.20 %
  Net investment income, net of waivers
   and reimbursements                          2.84 %     4.74 %       5.52 %
  Net investment income, before waivers
   and reimbursements                          2.62 %     4.42 %       5.07 %
 Portfolio Turnover Rate                     246.75 %   257.35 %     197.85 %

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the year ended were calculated using the average shares outstanding method.
(4) For the period March 29, 2001 (commencement of operations) through November 30, 2001.

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,


                                                                                         CLASS A
 U.S. TREASURY INDEX PORTFOLIO

 Selected per share data                                    2003 /(3)/   2002      2001       2000       1999         1998

-------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 21.99    $ 21.90   $ 21.06    $ 20.25    $ 21.77     $ 20.81
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.41       0.94      1.11       1.19       1.09        1.23
 Net realized and unrealized gains (losses)                     1.10       0.63      0.85       0.83      (1.54)       0.97
  Total Income (Loss) from Investment Operations                1.51       1.57      1.96       2.02      (0.45)       2.20
-------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.41)     (0.93)    (1.12)     (1.21)     (1.07)      (1.24)
  From net realized gains                                      (0.44)     (0.55)        -          -          -           -
   Total Distributions Paid                                    (0.85)     (1.48)    (1.12)     (1.21)     (1.07)      (1.24)
-------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $ 22.65    $ 21.99   $ 21.90    $ 21.06    $ 20.25     $ 21.77
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                             7.06 %     7.62 %    9.55 %    10.31 %    (2.10)%     10.92 %
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $61,296    $49,429   $44,323    $34,979    $22,033     $22,085
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.26 %     0.26 %    0.26 %     0.26 %     0.26 %      0.26 %
  Expenses, before waivers and reimbursements                   0.54 %     0.56 %    0.75 %     0.84 %     0.77 %      0.77 %
  Net investment income, net of waivers and reimbursements      3.72 %     4.36 %    5.23 %     5.86 %     5.24 %      5.73 %
  Net investment income, before waivers and reimbursements      3.44 %     4.06 %    4.74 %     5.28 %     4.73 %      5.22 %
 Portfolio Turnover Rate                                       33.63 %    89.88 %  102.56 %   110.97 %    84.77 %     69.84 %


                                                                                         CLASS C

 Selected per share data                                    2003 /(3)/    2002      2001    2000 /(3)/    1999      1998 /(4)/
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 21.98    $ 21.89   $ 21.09    $ 20.25    $ 21.81      $22.28
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.38       0.89      1.09       1.21       0.96        0.21
 Net realized and unrealized gains (losses)                     1.10       0.64      0.79       0.79      (1.50)      (0.52)
  Total Income (Loss) from Investment Operations                1.48       1.53      1.88       2.00      (0.54)      (0.31)
-------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.38)     (0.89)    (1.08)     (1.16)     (1.02)      (0.16)
  From net realized gains                                      (0.44)     (0.55)        -          -          -           -
   Total Distributions Paid                                    (0.82)     (1.44)    (1.08)     (1.16)     (1.02)      (0.16)
-------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $ 22.64    $ 21.98   $ 21.89    $ 21.09    $ 20.25     $ 21.81
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                             6.93 %     7.38 %    9.12 %    10.21 %    (2.49)%     (1.39)%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $ 3,165    $ 2,947   $ 1,047    $   341    $   194         $17
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.50 %     0.50 %    0.50 %     0.50 %     0.50 %      0.50 %
  Expenses, before waivers and reimbursements                   0.78 %     0.80 %    0.99 %     1.08 %     1.01 %      1.01 %
  Net investment income, net of waivers and reimbursements      3.48 %     4.12 %    4.99 %     5.62 %     5.00 %      5.22 %
  Net investment income, before waivers and reimbursements      3.20 %     3.82 %    4.50 %     5.04 %     4.49 %      4.71 %
 Portfolio Turnover Rate                                       33.63 %    89.88 %  102.56 %   110.97 %    84.77 %     69.84 %


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4) For the period October 6, 1998 (commencement of operations) through November 30, 1998.

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 FIXED INCOME PORTFOLIOS

                                                                                        CLASS D
 U.S. TREASURY INDEX PORTFOLIO

 Selected per share data                                    2003 /(3)/   2002    2001 /(3)/  2000 /(3)/  1999 /(3)/    1998

------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $21.97     $21.88   $ 21.04     $ 20.22      $21.74      $20.77
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         0.36       0.71      1.00        1.12        1.05        1.13
 Net realized and unrealized gains (losses)                    1.11       0.78      0.88        0.83       (1.59)       1.00
  Total Income (Loss) from Investment Operations               1.47       1.49      1.88        1.95       (0.54)       2.13
------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.37)     (0.85)    (1.04)      (1.13)      (0.98)      (1.16)
  From net realized gains                                     (0.44)     (0.55)        -           -           -           -
   Total Distributions Paid                                   (0.81)     (1.40)    (1.04)      (1.13)      (0.98)      (1.16)
------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $22.63     $21.97   $ 21.88     $ 21.04      $20.22      $21.74
------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                            6.83 %     7.22 %    9.12 %      9.97 %     (2.50)%     10.50 %
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $1,503     $  531   $   229     $   117      $  177      $1,721
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                  0.65 %     0.65 %    0.65 %      0.65 %      0.65 %      0.65 %
  Expenses, before waivers and reimbursements                  0.93 %     0.95 %    1.14 %      1.23 %      1.16 %      1.16 %
  Net investment income, net of waivers and reimbursements     3.33 %     3.97 %    4.84 %      5.47 %      4.85 %      5.35 %
  Net investment income, before waivers and reimbursements     3.05 %     3.67 %    4.35 %      4.89 %      4.34 %      4.84 %
 Portfolio Turnover Rate                                      33.63 %    89.88 %  102.56 %    110.97 %     84.77 %     69.84 %


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,


                                                                                        CLASS A
 INTERMEDIATE BOND PORTFOLIO

 Selected per share data                                     2003          2002      2001      2000         1999         1998

-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                       $ 20.15     $ 19.83    $ 18.99     $ 18.98        $ 20.15     $ 19.89
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         0.32        0.80       1.05        1.26           1.10        1.19
 Net realized and unrealized gains (losses)                    0.98        0.33       0.85        0.01          (1.05)       0.27
  Total Income from Investment Operations                      1.30        1.13       1.90        1.27           0.05        1.46
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.34)      (0.81)     (1.06)      (1.26)         (1.10)      (1.20)
  From net realized gains                                         -           -          -           -          (0.12)          -
   Total Distributions Paid                                   (0.34)      (0.81)     (1.06)      (1.26)         (1.22)      (1.20)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                             $ 21.11     $ 20.15    $ 19.83     $ 18.99        $ 18.98     $ 20.15
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                            6.53 %      5.80 %    10.27 %      7.00 %         0.25 %      7.55 %
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $37,836     $45,186    $44,372     $28,950        $49,414     $30,439
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                  0.36 %      0.36 %     0.36 %      0.37 %/(3)/    0.36 %      0.36 %
  Expenses, before waivers and reimbursements                  0.67 %      0.72 %     0.98 %      0.94 %         0.80 %      1.09 %
  Net investment income, net of waivers and
   reimbursements                                              3.11 %      4.05 %     5.49 %      6.37 %         5.65 %      6.19 %
  Net investment income, before waivers and
   reimbursements                                              2.80 %      3.69 %     4.87 %      5.80 %         5.21 %      5.46 %
 Portfolio Turnover Rate                                     191.75 %    250.64 %   254.48 %     60.37 %       193.44 %     93.40 %


                                                                                        CLASS D

 Selected per share data                                       2003        2002       2001         2000         1999      1998 /(4)/
-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                       $ 20.13     $ 19.82    $ 18.96     $ 18.95        $ 20.13     $ 20.46
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         0.28        0.73       1.01        1.11           1.06        0.18
 Net realized and unrealized gains (losses)                    0.98        0.32       0.84        0.09          (1.10)      (0.32)
  Total Income (Loss) from Investment Operations               1.26        1.05       1.85        1.20          (0.04)      (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.30)      (0.74)     (0.99)      (1.19)         (1.02)      (0.19)
  From net realized gains                                         -           -          -           -          (0.12)          -
   Total Distributions Paid                                   (0.30)      (0.74)     (0.99)      (1.19)         (1.14)      (0.19)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                             $ 21.09     $ 20.13    $ 19.82     $ 18.96        $ 18.95     $ 20.13
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                            6.28 %      5.41 %     9.98 %      6.62 %        (0.21)%     (0.70)%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $    84     $    68    $    27     $    27        $    26     $    41
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                  0.75 %      0.75 %     0.75 %      0.76 %/(3)/    0.75 %      0.75 %
  Expenses, before waivers and reimbursements                  1.06 %      1.11 %     1.37 %      1.33 %         1.19 %      1.48 %
  Net investment income, net of waivers and
   reimbursements                                              2.72 %      3.66 %     5.19 %      5.98 %         5.26 %      5.69 %
  Net investment income, before waivers and
   reimbursements                                              2.41 %      3.30 %     4.57 %      5.41 %         4.82 %      4.96 %
 Portfolio Turnover Rate                                     191.75 %    250.64 %   254.48 %     60.37 %       193.44 %     93.40 %


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Expense ratios, net of waivers and reimbursements, for the year would have been 0.36% and 0.75% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
(4) For the period October 2, 1998 (commencement of operations) through November 30, 1998.

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   FINANCIAL HIGHLIGHTS (continued)

                                                                                          CLASS A
 SHORT-INTERMEDIATE BOND PORTFOLIO

 Selected per share data                                      2003     2002 /(3)/    2001        2000        1999         1998
----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                       $  18.62   $  18.67    $  18.28    $  18.50    $  20.03     $  20.36
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.26       0.79        1.07        1.36        1.79         1.84
 Net realized and unrealized gains (losses)                     0.55      (0.07)       0.46       (0.13)      (1.36)       (0.36)
  Total Income from Investment Operations                       0.81       0.72        1.53        1.23        0.43         1.48
----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.27)     (0.77)      (1.14)      (1.45)      (1.69)       (1.78)
  From net realized gains                                          -          -           -           -       (0.27)       (0.03)
   Total Distributions Paid                                    (0.27)     (0.77)      (1.14)      (1.45)      (1.96)       (1.81)
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                             $  19.16   $  18.62    $  18.67    $  18.28    $  18.50     $  20.03
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                             4.39 %     3.97 %      8.59 %      7.01 %      2.25 %       7.50 %
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $175,878   $192,710    $272,003    $248,054    $184,382     $182,999
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.36 %     0.36 %      0.36 %      0.36 %      0.36 %       0.36 %
  Expenses, before waivers and reimbursements                   0.56 %     0.62 %      0.75 %      0.77 %      0.76 %       0.76 %
  Net investment income, net of waivers and reimbursements      2.73 %     4.26 %      5.77 %      7.56 %      9.35 %       9.61 %
  Net investment income, before waivers and reimbursements      2.53 %     4.00 %      5.38 %      7.15 %      8.95 %       9.21 %
 Portfolio Turnover Rate                                      145.40 %   184.27 %    107.31 %     48.97 %     88.29 %      89.97 %


                                                                                          CLASS D

 Selected per share data                                      2003     2002 /(3)/  2001 /(3)/  2000 /(3)/  1999 /(3)/     1998
----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 18.57    $ 18.62     $ 18.24      $18.45      $19.97       $20.31
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.20       0.67        0.48        1.31        1.79         1.78
 Net realized and unrealized gains (losses)                     0.58      (0.02)       0.98       (0.16)      (1.43)       (0.40)
  Total Income from Investment Operations                       0.78       0.65        1.46        1.15        0.36         1.38
----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.24)     (0.70)      (1.08)      (1.36)      (1.61)       (1.69)
  From net realized gains                                          -          -           -           -       (0.27)       (0.03)
   Total Distributions Paid                                    (0.24)     (0.70)      (1.08)      (1.36)      (1.88)       (1.72)
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $ 19.11    $ 18.57     $ 18.62      $18.24      $18.45       $19.97
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                             4.20 %     3.59 %      8.16 %      6.59 %      1.84 %       7.08 %
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $    83    $    65     $    38      $   30      $  121       $  824
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.75 %     0.75 %      0.75 %      0.75 %      0.75 %       0.75 %
  Expenses, before waivers and reimbursements                   0.95 %     1.01 %      1.14 %      1.16 %      1.15 %       1.15 %
  Net investment income, net of waivers and reimbursements      2.34 %     3.87 %      5.38 %      7.17 %      8.96 %       9.31 %
  Net investment income, before waivers and reimbursements      2.14 %     3.61 %      4.99 %      6.76 %      8.56 %       8.91 %
 Portfolio Turnover Rate                                      145.40 %   184.27 %    107.31 %     48.97 %     88.29 %      89.97 %


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                      CLASS A
 U.S. GOVERNMENT SECURITIES PORTFOLIO

 Selected per share data                                      2003       2002       2001      2000      1999       1998
---------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                       $  20.60   $  20.55   $  19.67   $ 19.48   $ 20.27    $ 19.99
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.27       0.75       0.97      1.14      0.99       1.17
 Net realized and unrealized gains (losses)                     0.43       0.43       0.95      0.18     (0.51)      0.26
  Total Income from Investment Operations                       0.70       1.18       1.92      1.32      0.48       1.43
---------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.30)     (0.80)     (1.04)    (1.13)    (0.98)     (1.15)
  From net realized gains                                      (0.39)     (0.33)         -         -     (0.29)         -
   Total Distributions Paid                                    (0.69)     (1.13)     (1.04)    (1.13)    (1.27)     (1.15)
---------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                             $  20.61   $  20.60   $  20.55   $ 19.67   $ 19.48    $ 20.27
---------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                             3.45 %     5.94 %    10.03 %    7.03 %    2.43 %     7.36 %
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $123,645   $113,071   $105,605   $90,182   $87,699    $48,317
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.36 %     0.36 %     0.36 %    0.36 %    0.36 %     0.36 %
  Expenses, before waivers and reimbursements                   0.57 %     0.62 %     0.81 %    0.81 %    0.77 %     0.86 %
  Net investment income, net of waivers and reimbursements      2.60 %     3.68 %     5.16 %    5.87 %    5.14 %     6.01 %
  Net investment income, before waivers and reimbursements      2.39 %     3.42 %     4.71 %    5.42 %    4.73 %     5.51 %
 Portfolio Turnover Rate                                      140.93 %   246.91 %   171.29 %  139.01 %   50.70 %   115.55 %


                                                                                       CLASS D

 Selected per share data                                      2003       2002       2001       2000      1999       1998
---------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 20.53    $ 20.49    $ 19.62   $ 19.43    $20.22    $ 19.94
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.23       0.66       0.96      1.08      0.93       1.08
 Net realized and unrealized gains (losses)                     0.42       0.43       0.88      0.17     (0.53)      0.28
  Total Income from Investment Operations                       0.65       1.09       1.84      1.25      0.40       1.36
---------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.26)     (0.72)     (0.97)    (1.06)    (0.90)     (1.08)
  From net realized gains                                      (0.39)     (0.33)         -         -     (0.29)         -
   Total Distributions Paid                                    (0.65)     (1.05)     (0.97)    (1.06)    (1.19)     (1.08)
---------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $ 20.53    $ 20.53    $ 20.49   $ 19.62    $19.43    $ 20.22
---------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                             3.27 %     5.50 %     9.59 %    6.65 %    1.95 %     6.96 %
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $ 1,643    $ 1,502    $   958   $   876    $  810    $ 1,224
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.75 %     0.75 %     0.75 %    0.75 %    0.75 %     0.75 %
  Expenses, before waivers and reimbursements                   0.96 %     1.01 %     1.20 %    1.20 %    1.16 %     1.25 %
  Net investment income, net of waivers and reimbursements      2.21 %     3.29 %     4.77 %    5.48 %    4.75 %     5.55 %
  Net investment income, before waivers and reimbursements      2.00 %     3.03 %     4.32 %    5.03 %    4.34 %     5.05 %
 Portfolio Turnover Rate                                      140.93 %   246.91 %   171.29 %  139.01 %   50.70 %   115.55 %


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL BOND PORTFOLIO

                                           PRINCIPAL
                                             AMOUNT          VALUE
                                          (000S) /(1)/       (000S)
DEBT OBLIGATIONS - 96.3%
BRITISH POUND STERLING - 3.6%
 Treasury of Great Britain,
  7.50%, 12/7/06                                  250       $   462
----------------------------------------------------------------------
DANISH KRONER - 5.0%
 Kingdom of Denmark,
  8.00%, 3/15/06                                3,500           634
----------------------------------------------------------------------
EURO - 56.2%
 Austria Government Bond,
  5.88%, 7/15/06                                  135           175
  5.00%, 1/15/08                                  350           449
 Bundesobligation,
  5.00%, 2/17/06                                  500           629
 Deutsche Bundesrepublik,
  5.38%, 1/4/10                                   500           662
  6.50%, 7/4/27                                   440           661
 Finland Government Bond,
  5.00%, 4/25/09                                  100           129
 Finnish Government,
  2.75%, 7/4/06                                   225           267
 Freddie Mac,
  4.50%, 3/15/04                                  400           479
 Government of France O.A.T.,
  4.75%, 10/25/12                                 750           958
 Italy Buoni Poliennali Del Tesoro,
  4.75%, 3/15/06                                  225           281
  3.50%, 1/15/08                                  300           363
 Kingdom of Belgium,
  5.75%, 9/28/10                                  400           542
 Netherlands Government Bond,
  5.50%, 1/15/28                                  400           535
 Portugal Obrigacoes do Tesouro OT,
  4.88%, 8/17/07                                  400           508
 Spain Government Bond,
  4.25%, 10/31/07                                 100           125
  5.15%, 7/30/09                                  300           391
----------------------------------------------------------------------
                                                              7,154
----------------------------------------------------------------------
JAPANESE YEN - 26.1%
 Development Bank of Japan,
  2.88%, 12/20/06                              80,000           734
 Fannie Mae,
  1.75%, 3/26/08                              120,000         1,078
 Japan Government Ten Year Bonds,
  1.50%, 3/20/12                              100,000           912
 Japan Government Twenty Year Bonds,
  1.90%, 3/22/21                               60,000           591
----------------------------------------------------------------------
                                                              3,315
----------------------------------------------------------------------
SWEDISH KRONA - 5.4%
 Kingdom of Sweden,
  9.00%, 4/20/09                                4,200           687
----------------------------------------------------------------------
TOTAL DEBT OBLIGATIONS
----------------------------------------------------------------------
(COST $10,813)                                               12,252

SHORT-TERM INVESTMENT - 1.9%
 Credit Suisse First Boston, Canada,
  Eurodollar Time Deposit,
  1.32%, 6/2/03                                   240           240
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
----------------------------------------------------------------------
(COST $240)                                                     240


----------------------------------------------------------------------
TOTAL INVESTMENTS - 98.2%
----------------------------------------------------------------------
(COST $11,053)                                               12,492
  Other Assets less Liabilities - 1.8%                          227
----------------------------------------------------------------------
NET ASSETS - 100.0%                                         $12,719

(1) Principal amounts stated in local currencies.

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

At May 31, 2003, the International Bond Portfolio's investments were diversified as follows:

  INDUSTRY SECTOR                 PERCENTAGE
   Foreign Governments                  85.6%
   U.S. Government Agencies             12.5
   Cash                                  1.9
 --------------------------------------------
   Total                               100.0%

At May 31, 2003, the International Bond Portfolio had outstanding foreign currency contracts as follows:

                                   CONTRACT   CONTRACT
                                    AMOUNT     AMOUNT
                                    (LOCAL     (U.S.     UNREALIZED
CONTRACT                 DELIVERY  CURRENCY)  DOLLARS)   GAIN/(LOSS)
  TYPE      CURRENCY       DATE     (000S)     (000S)      (000S)
          Canadian
Buy       Dollar         7/14/03        605     $411        $ 28
Buy       Euro           7/14/03        340      372          28
          Japanese
Sell      Yen            7/14/03     44,601      372          (2)
          British
Buy       Pound          7/14/03        300      481          10
          Japanese
Buy       Yen            7/14/03    204,928    1,720          (4)
Sell      Euro           7/14/03        370      413         (21)
          Danish
Sell      Kroner         7/14/03      2,500      362         (34)
Sell      Swedish Krona  7/14/03      3,750      440         (42)
Sell      Euro           7/14/03        525      600         (17)
-----------------------------------------------------------------
Total                                                       $(54)

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
  SCHEDULE OF INVESTMENTS
  BOND PORTFOLIO

                                               NUMBER           VALUE
                                              OF SHARES         (000S)
CONVERTIBLE PREFERRED STOCK - 1.2%
AGENCY - 1.2%
    Home Ownership Funding Corp.,/(1)/           13,000          $7,925
-----------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCK
-----------------------------------------------------------------------
  (COST $13,000)                                                  7,925

                                               PRINCIPAL
                                                AMOUNT           VALUE
                                                (000S)           (000S)
ASSET-BACKED SECURITIES - 10.5%
AUTOMOBILE - 4.3%
 BMW Vehicle Owner Trust,
  Series 2003-A, Class A4,
  2.53%, 2/25/08                                 $5,500           5,576
 Capital Auto Receivables Asset Trust,
  Series 2002-4, Class A4,
  2.64%, 3/17/08                                  4,175           4,264
 Capital Auto Receivables Asset Trust,
  Series 2003-1, Class A3A,
  2.75%, 4/16/07                                  2,100           2,151
 Daimler Chrysler Auto Trust,
  Series 2002-C, Class A4,
  3.09%, 1/8/08                                   3,665           3,785
 Ford Credit Auto Owner Trust,
  Series 2003-A, Class A4A,
  2.70%, 6/15/07                                  3,500           3,581
 Harley-Davidson Motorcycle Trust,
  Series 2003-1, Class A2,
  2.63%, 11/15/10                                 2,025           2,067
 Honda Auto Receivables Owner Trust,
  Series 2002-1, Class A4,
  4.22%, 4/16/07                                  5,025           5,254
 Isuzu Auto Owner Trust, Series 2001-1,
  Class A4,
  5.31%, 1/22/07                                     91              95
 Toyota Auto Receivables Owner Trust,
  Series 2003-A, Class A3B,
  1.69%, 3/15/07                                  2,000           2,005
-----------------------------------------------------------------------
                                                                 28,778
-----------------------------------------------------------------------
COMMERCIAL MORTGAGE SERVICES - 1.8%
 Chase Manhattan Bank-First Union
  National Bank, Series 1999-1, Class A2,
  7.44%, 8/15/31                                  7,320           8,878
 LB Commercial Conduit Mortgage Trust,
  Series 1999-C1, Class A2,
  6.78%, 6/15/31                                  2,865           3,382
-----------------------------------------------------------------------
                                                                 12,260
-----------------------------------------------------------------------
CREDIT CARD - 2.1%
 Bank One Issuance Trust,
  Series 2002-A4, Class A4,
  2.94%, 6/16/08                                  3,305           3,400
 Citibank Credit Card Issuance Trust,
  Series 2003-A3, Class A3,
  3.10%, 3/10/10                                    150             153
 Citibank Credit Card Issuance Trust,
  Series 2003-A5, Class A5,
  2.50%, 4/7/08                                   3,250           3,300
 Fleet Credit Card Master Trust II,
  Series 2002-C, Class A,
  2.75%, 4/15/08                                  2,710           2,776
 Household Affinity Credit Card Master Note
  Trust I, Series 2003-2, Class A,
  2.18%, 2/15/08                                  3,240           3,268
 MBNA Credit Card Master Note Trust,
  Series 2002-A6, Class A6,
  3.90%, 11/15/07                                 1,030           1,078
-----------------------------------------------------------------------
                                                                 13,975
-----------------------------------------------------------------------
HOME EQUITY - 0.3%
 Advanta Mortgage Loan Trust,
  Series 2000-1, Class A4,
  8.61%, 3/25/28                                    500             550
 Chase Funding Mortgage Loan Asset-Backed
  Certificates, Series 2002-2, Class 1A1,
  2.81%, 6/25/16                                  1,546           1,552
-----------------------------------------------------------------------
                                                                  2,102
-----------------------------------------------------------------------
OTHER - 0.0%
 Delta Funding Mortgage Corp., Interest Only
  Stripped Security, Series 1991-1, Class A-4,
  /(1)/
  7.50%, 1/1/06                                       -               2
 Lehman Federal Housing Authority Title Loan
  Trust, Interest Only Stripped Security,
  Series 1996-2, Class S,
  0.59%, 5/25/17                                      -             127
-----------------------------------------------------------------------
                                                                    129
-----------------------------------------------------------------------
RECREATIONAL VEHICLE LOANS - 0.1%
 Distribution Financial Services Trust,
  Series 1999-3, Class A4,
  6.65%, 3/15/11                                    362             365
-----------------------------------------------------------------------
WHOLE LOAN - 1.9%
 First Nationwide Trust, Series 2001-1,
  Class 2A2,
  7.00%, 6/25/31                                    459             469

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
ASSET-BACKED SECURITIES - 10.5% - CONTINUED
WHOLE LOAN - 1.9% - (CONTINUED)
 Norwest Asset Securities Corp.,
  Series 1998-6, Class A15,
  6.75%, 4/25/28                                              $239          $239
 PNC Mortgage Securities Corp.,
  Series 1996-PR1, Class A, /(1)/
  5.91%, 4/28/27                                               981           923
 Residential Accredit Loans, Inc.,
  Series 2001-QS18, Class A1,
  6.50%, 12/25/31                                            2,796         2,912
 Wells Fargo Mortgage Backed Securities
  Trust, Series 2001-13, Class 13,
  6.50%, 6/25/31                                             8,000         8,153
--------------------------------------------------------------------------------
                                                                          12,696
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
(COST $68,808)                                                            70,305

CORPORATE BONDS - 32.5%
ADVERTISING - 0.2%
 Donnelley (R.H.) Finance Corp., /(1)/
  10.88%, 12/15/12                                           1,000         1,132
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.3%
 General Dynamics Corp.,
  2.13%, 5/15/06                                               440           443
  4.25%, 5/15/13                                               360           367
 L-3 Communications Corp., /(1)/
  6.13%, 7/15/13                                               750           746
 Titan Corp., /(1)/
  8.00%, 5/15/11                                               250           257
--------------------------------------------------------------------------------
                                                                           1,813
--------------------------------------------------------------------------------
AGRICULTURE - 0.4%
 Bunge Ltd. Finance Corp., /(1)/
  5.88%, 5/15/13                                             1,220         1,255
 Cargill, Inc., /(1)/
  4.38%, 6/1/13                                              1,220         1,230
--------------------------------------------------------------------------------
                                                                           2,485
--------------------------------------------------------------------------------
APPAREL - 0.1%
 Oxford Industries, Inc., /(1)/
  8.88%, 6/1/11                                                400           402
APPAREL - 0.1% - (CONTINUED)
 Phillips-Van Heusen, /(1)/
  8.13%, 5/1/13                                                550           564
--------------------------------------------------------------------------------
                                                                             966
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.8%
 Daimler Chrysler NA Holding Corp.,
  3.75%, 6/4/08                                              2,695         2,699
 Ford Motor Co.,
  7.45%, 7/16/31                                             2,750         2,558
--------------------------------------------------------------------------------
                                                                           5,257
--------------------------------------------------------------------------------
BANKS - 4.2%
 Bank of America Corp.,
  3.88%, 1/15/08                                             1,000         1,052
  4.88%, 1/15/13                                             3,000         3,177
 Bank of New York (The) Co., Inc.,
  3.75%, 2/15/08                                             1,550         1,616
 Bank One Corp.,
  5.90%, 11/15/11                                            2,355         2,675
 Branch Banking & Trust Co.,
  4.88%, 1/15/13                                             1,930         2,054
 FleetBoston Financial Corp.,
  3.85%, 2/15/08                                               500           521
 JP Morgan Chase & Co.,
  3.63%, 5/1/08                                              1,180         1,213
  5.75%, 1/2/13                                              3,220         3,521
 Marshall & Ilsley Corp.,
  5.75%, 9/1/06                                              2,694         3,001
 Mercantile Bankshares Corp., /(1)
  4.63%, 4/15/13                                             1,465         1,517
 National City Corp.,
  3.20%, 4/1/08                                              2,000         2,039
 US Bank N.A.,
  4.80%, 4/15/15                                             1,425         1,484
 Wells Fargo & Co.,
  7.25%, 8/24/05                                             1,500         1,682
  3.50%, 4/4/08                                                200           207
 Wells Fargo Bank,
  6.45%, 2/1/11                                              1,940         2,288
--------------------------------------------------------------------------------
                                                                          28,047
--------------------------------------------------------------------------------
BEVERAGES - 1.1%
 Anheuser-Busch Cos., Inc.,
  5.95%, 1/15/33                                             2,865         3,211

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   BOND PORTFOLIO (continued)

                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                                 (000S)          (000S)
CORPORATE BONDS - 32.5% - CONTINUED
BEVERAGES - 1.1% - (CONTINUED)
 Bottling Group LLC, /(1)/
  4.63%, 11/15/12                               $ 2,100         $ 2,211
 Grand Metropolitan Investment Corp.,
  Puttable 4/15/05 @ Par,
  7.45%, 4/15/35                                  1,420           1,911
-----------------------------------------------------------------------
                                                                  7,333
-----------------------------------------------------------------------
BUILDING MATERIALS - 0.1%
 Nortek, Inc.,
  9.88%, 6/15/11                                    750             787
-----------------------------------------------------------------------
CABLE TELEVISION - 0.8%
 Comcast Cable Communications,
  6.38%, 1/30/06                                    700             763
  6.75%, 1/30/11                                  2,050           2,348
 Continental Cablevision,
  8.30%, 5/15/06                                    455             521
 Cox Communications, Inc.,
  7.13%, 10/1/12                                    600             715
  4.63%, 6/1/13                                     575             575
 Mediacom Broadband LLC,
  11.00%, 7/15/13                                   750             825
-----------------------------------------------------------------------
                                                                  5,747
-----------------------------------------------------------------------
CHEMICALS - 0.4%
 ISP Chemco, Inc.,
  10.25%, 7/1/11                                    500             548
 Lyondell Chemical Co.,
  9.63%, 5/1/07                                     275             270
 PolyOne Corp., /(1)/
  10.63%, 5/15/10                                   750             713
 Praxair, Inc.,
  6.38%, 4/1/12                                   1,055           1,244
-----------------------------------------------------------------------
                                                                  2,775
-----------------------------------------------------------------------
COMMERCIAL SERVICES - 0.5%
 Coinmach Corp.,
  9.00%, 2/1/10                                   1,150           1,236
 Corrections Corp. of America,
  9.88%, 5/1/09                                     750             831
 Deluxe Corp.,
  5.00%, 12/15/12                                   605             623
 Williams Scotsman, Inc.,
  9.88%, 6/1/07                                     750             709
-----------------------------------------------------------------------
                                                                  3,399
-----------------------------------------------------------------------

COSMETICS/PERSONAL CARE - 0.0%
 Elizabeth Arden, Inc.,
  11.75%, 2/1/11                                    250             275
-----------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.1%
 Affinity Group Holdings, Inc.,
  11.00%, 4/1/07                                    550             568
-----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 8.2%
 American Express Co.,
  3.75%, 11/20/07                                 2,495           2,610
 American International Group, /(1)/
  4.25%, 5/15/13                                  1,605           1,633
 Athena Neurosciences Finance LLC,
  7.25%, 2/21/08                                    300             242
 Bear Stearns Cos. (The), Inc.,
  3.00%, 3/30/06                                  1,025           1,055
  4.00%, 1/31/08                                    800             837
 Boeing Capital Corp.,
  5.80%, 1/15/13                                    850             903
 Bombardier Capital, Inc.,/(1)/
  7.50%, 10/17/05                                   850             854
 Capital One Bank,
  4.88%, 5/15/08                                  1,035           1,046
 CIT Group, Inc.,
  4.13%, 2/21/06                                    750             777
 Citigroup, Inc.,
  3.50%, 2/1/08                                   3,330           3,428
  5.63%, 8/27/12                                  3,875           4,311
 Countrywide Home Loans, Inc.,
  4.25%, 12/19/07                                   400             423
  3.25%, 5/21/08                                  2,000           2,021
 Credit Suisse First Boston USA, Inc.,
  6.50%, 1/15/12                                    800             915
 Ford Motor Credit Co.,
  7.50%, 3/15/05                                    925             977
  6.88%, 2/1/06                                   2,350           2,471
  7.25%, 10/25/11                                   645             666
 General Electric Capital Corp.,
  5.00%, 6/15/07                                  3,500           3,842
  3.50%, 5/1/08                                   1,250           1,284
  6.75%, 3/15/32                                    925           1,103
 General Motors Acceptance Corp.,
  5.75%, 11/5/04                                  1,105           1,144
  6.88%, 9/15/11                                  3,030           3,131

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                               MAY 31, 2003 (UNAUDITED)

                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                                 (000S)          (000S)
CORPORATE BONDS - 32.5% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 8.2% - (CONTINUED)
 Goldman Sachs Group, Inc.,
  4.13%, 1/15/08                                $   600         $   630
  6.88%, 1/15/11                                  1,790           2,118
  5.25%, 4/1/13                                   1,200           1,278
 Household Finance Corp.,
  4.63%, 1/15/08                                  1,300           1,384
  6.38%, 11/27/12                                 2,060           2,354
 International Lease Finance Corp.,
  2.95%, 5/23/06                                    685             685
 John Deere Capital Corp.,
  3.90%, 1/15/08                                    785             816
 Lehman Brothers Holdings, Inc.,
  4.00%, 1/22/08                                  1,350           1,413
 MBNA America Bank N.A.,
  6.50%, 6/20/06                                    675             746
 Morgan Stanley Dean Witter & Co.,
  6.10%, 4/15/06                                    950           1,050
  3.63%, 4/1/08                                   2,910           2,991
  5.30%, 3/1/13                                     500             533
 National Rural Utilities Cooperative Finance,
  3.00%, 2/15/06                                  2,400           2,469
 SLM Corp.,
  3.63%, 3/17/08                                  1,080           1,114
-----------------------------------------------------------------------
                                                                 55,254
-----------------------------------------------------------------------
ELECTRIC - 2.0%
 AES Corp., Senior Subordinated Notes,
  10.25%, 7/15/06                                   550             533
 Alabama Power Co.,
  5.70%, 2/15/33                                  1,625           1,745
 Appalachian Power Co.,
  3.60%, 5/15/08                                    520             530
 Calpine Corp.,
  8.25%, 8/15/05                                  1,000             815
 CMS Energy Corp.,
  9.88%, 10/15/07                                   450             463
 Columbus Southern Power Co., /(1)/
  5.50%, 3/1/13                                     710             777
 Commonwealth Edison Co.,
  4.70%, 4/15/15                                    500             521
 Consolidated Edison Co. of New York,
  4.88%, 2/1/13                                     605             646
 Dominion Resources, Inc.,
  5.00%, 3/15/13                                    970           1,012
 DPL, Inc.,
  8.25%, 3/1/07                                     780             867
 DTE Energy Co., Senior Notes,
  6.65%, 4/15/09                                    200             233
 Duke Energy Corp., /(1)/
  3.75%, 3/5/08                                     550             564
 FPL Group Capital, Inc.,
  3.25%, 4/11/06                                  1,000           1,027
 PSEG Energy Holdings, Inc., /(1)/
  7.75%, 4/16/07                                    250             266
 PSEG Energy Holdings, Inc.,
  Senior Notes,
  10.00%, 10/1/09                                 1,000           1,150
 PSEG Power LLC,
  6.95%, 6/1/12                                     950           1,105
 South Carolina Electric & Gas,
  5.80%, 1/15/33                                    400             437
 Wisconsin Electric Power,
  5.63%, 5/15/33                                    650             691
-----------------------------------------------------------------------
                                                                 13,382
-----------------------------------------------------------------------
ELECTRONICS - 0.1%
 PerkinElmer, Inc., /(1)/
  8.88%, 1/15/13                                    300             324
 Stoneridge, Inc.,
  11.50%, 5/1/12                                    400             436
-----------------------------------------------------------------------
                                                                    760
-----------------------------------------------------------------------
ENTERTAINMENT - 0.1%
 Alliance Gaming Corp.,
  10.00%, 8/1/07                                    500             519
 AMC Entertainment, Inc.,
  9.88%, 2/1/12                                     450             469
-----------------------------------------------------------------------
                                                                    988
-----------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.2%
 Allied Waste North America, Inc., /(1)/
  9.25%, 9/1/12                                     750             804
 Casella Waste Systems, Inc., /(1)/
  9.75%, 2/1/13                                     350             368
-----------------------------------------------------------------------
                                                                  1,172
-----------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS
BOND PORTFOLIO (continued)

                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
    CORPORATE BONDS - 32.5% - CONTINUED
    FOOD - 0.7%
     Dominos, Inc., Series B,
      10.38%, 1/15/09                                  $875            $959
     Kellogg Co.,
      2.88%, 6/1/08                                     365             365
     Luigino's, Inc., Senior Subordinated Notes,
      10.00%, 2/1/06                                    750             780
     Roundy's, Inc.,
      8.88%, 6/15/12                                    500             521
     Stater Brothers Holdings,
      10.75%, 8/15/06                                   600             633
     Unilever Capital Corp.,
      5.90%, 11/15/32                                 1,400           1,560
    ---------------------------------------------------------------------------
                                                                      4,818
    ---------------------------------------------------------------------------
    FOREST PRODUCTS & PAPER - 0.6%
     Appleton Papers, Inc.,
      12.50%, 12/15/08                                  250             281
     Boise Cascade Corp.,
      7.35%, 2/1/16                                     300             319
     International Paper Co.,
      5.85%, 10/30/12                                 1,325           1,466
     Weyerhaeuser Co.,
      6.13%, 3/15/07                                  1,585           1,757
    ---------------------------------------------------------------------------
                                                                      3,823
    ---------------------------------------------------------------------------
    GAS - 0.1%
     SEMCO Energy, Inc., /(1)/
      7.13%, 5/15/08                                    850             878
    ---------------------------------------------------------------------------
    HEALTHCARE-PRODUCTS - 0.1%
     Advanced Medical Optics, Inc.,
      9.25%, 7/15/10                                    350             367
    ---------------------------------------------------------------------------
    HEALTHCARE-SERVICES - 0.1%
     Pacificare Health Systems,
      10.75%, 6/1/09                                    750             821
    ---------------------------------------------------------------------------
    HOME BUILDERS - 0.2%
     Standard-Pacific Corp., /(1)/
      6.88%, 5/5/11                                     550             539
     WCI Communities, Inc.,
      10.63%, 2/15/11                                   500             540
     William Lyon Homes, Inc.,
      10.75%, 4/1/13                                    250             259
    ---------------------------------------------------------------------------
                                                                      1,338
    ---------------------------------------------------------------------------
    HOUSEHOLD PRODUCTS/WARES - 0.2%
     Avery Dennison Corp.,
      4.88%, 1/15/13                                    130             138
      6.00%, 1/15/33                                    450             494
     Moore North America Finance, Inc., /(1)/
      7.88%, 1/15/11                                    480             504
    ---------------------------------------------------------------------------
                                                                      1,136
    ---------------------------------------------------------------------------
    INSURANCE - 0.4%
     AIG SunAmerica Global Financing IX, /(1)/
      6.90%, 3/15/32                                  1,620           1,987
     Fairfax Financial Holdings Ltd.,
      7.38%, 3/15/06                                    750             701
    ---------------------------------------------------------------------------
                                                                      2,688
    ---------------------------------------------------------------------------
    IRON/STEEL - 0.1%
     United States Steel LLC,
      10.75%, 8/1/08                                    500             519
    ---------------------------------------------------------------------------
    LODGING - 0.4%
     Hammons (John Q.) Hotels, Inc.,
      8.88%, 5/15/12                                    500             512
     Hilton Hotels Corp.,
      8.25%, 2/15/11                                  1,000           1,105
     Station Casinos, Inc.,
      9.88%, 7/1/10                                     500             549
     Wynn Las Vegas LLC/
      Wynn Las Vegas Capital Corp.,
      12.00%, 11/1/10                                   650             704
    ---------------------------------------------------------------------------
                                                                      2,870
    ---------------------------------------------------------------------------
    MACHINERY - CONSTRUCTION & MINING - 0.1%
     Joy Global, Inc.,
      8.75%, 3/15/12                                    500             546
    ---------------------------------------------------------------------------
    MACHINERY - DIVERSIFIED - 0.1%
     Manitowoc Co.,
      10.50%, 8/1/12                                    500             551
    ---------------------------------------------------------------------------
    MEDIA - 2.1%
     American Media Operation, Inc., Series B,
      10.25%, 5/1/09                                    500             541
     AOL Time Warner, Inc.,
      6.15%, 5/1/07                                     250             276
      6.88%, 5/1/12                                   1,100           1,249
     Clear Channel Communications, Inc.,
      4.40%, 5/15/11                                    750             757
     Comcast Corp.,
      6.50%, 1/15/15                                    100             113

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                      (000S)          (000S)
    CORPORATE BONDS - 32.5% - CONTINUED
    MEDIA - 2.1% - (CONTINUED)
     COX Enterprises, Inc., /(1)/
      4.38%, 5/1/08                                    $550         $   571
     Dex Media East LLC/
      Dex Media East Finance Co.,
      12.13%, 11/15/12                                  750             877
     Disney (The Walt) Co.,
      7.00%, 3/1/32                                     380             448
     Echostar DBS Corp.,
      9.13%, 1/15/09                                  1,000           1,110
     Gray Television, Inc.,
      9.25%, 12/15/11                                   500             546
     Houghton Mifflin Co.,/ //(1)/
      9.88%, 2/1/13                                     550             591
     News America Holdings, Inc.,
      7.60%, 10/11/15                                 1,090           1,340
     Reed Elsevier Capital, Inc.,
      6.13%, 8/1/06                                   1,570           1,757
     Time Warner, Inc.,
      7.75%, 6/15/05                                    180             197
      6.95%, 1/15/28                                  1,100           1,184
     TransWestern Publishing Co.,
      9.63%, 11/15/07                                   500             519
     Viacom, Inc.,
      5.50%, 5/15/33                                  1,355           1,393
     Xm Satellite Radio, Inc.,
      0.00%, 12/31/09                                   600             433
    ---------------------------------------------------------------------------
                                                                     13,902
    ---------------------------------------------------------------------------
    MINING - 0.1%
     Alcoa, Inc.,
      5.88%, 6/1/06                                     575             638
    ---------------------------------------------------------------------------
    MISCELLANEOUS MANUFACTURING - 0.2%
     General Electric Co.,
      5.00%, 2/1/13                                   1,525           1,626
    ---------------------------------------------------------------------------
    OIL & GAS - 2.0%
     Comstock Resources, Inc.,
      11.25%, 5/1/07                                    750             810
     ConocoPhillips,
      4.75%, 10/15/12                                   640             682
      5.90%, 10/15/32                                 1,955           2,141
     Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                  2,575           2,804
     Denbury Resources, Inc., /(1)/
      7.50%, 4/1/13                                     360             369
     Devon Energy Corp.,
      7.95%, 4/15/32                                    850           1,120
     Devon Financing Corp.,
      6.88%, 9/30/11                                    740             877
     Magnum Hunter Resources, Inc.,
      9.60%, 3/15/12                                    750             814
     Marathon Oil Corp.,
      6.00%, 7/1/12                                     375             423
     Swift Energy Co.,
      9.38%, 5/1/12                                     750             791
     Tesoro Petroleum Corp.,
      9.63%, 11/1/08                                    325             297
     Union Oil Co. of California,
      5.05%, 10/1/12                                  1,510           1,598
     Valero Energy Corp.,
      6.88%, 4/15/12                                    900           1,040
    ---------------------------------------------------------------------------
                                                                     13,766
    ---------------------------------------------------------------------------
    OTHER - 0.1%
     MDP Acquisitions PLC, /(1)/
      10.13%, 10/1/12                                   700             873
    ---------------------------------------------------------------------------
    PACKAGING & CONTAINERS - 0.2%
     Owens-Brockway, /(1)/
      7.75%, 5/15/11                                  1,000           1,022
    ---------------------------------------------------------------------------
    PHARMACEUTICAL - 0.1%
     aaiPharma, Inc.,
      11.00%, 4/1/10                                    750             806
    ---------------------------------------------------------------------------
    PIPELINES - 0.0%
     El Paso Corp., /(1)/
      7.88%, 6/15/12                                    150             131
    ---------------------------------------------------------------------------
    REAL ESTATE - 0.1%
     LNR Property Corp.,
      10.50%, 1/15/09                                   650             693
    ---------------------------------------------------------------------------
    REITS - 0.3%
     Felcor Lodging LP,
      9.50%, 9/15/08                                    400             398
     Host Marriott LP,
      9.50%, 1/15/07                                  1,000           1,060

   See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   BOND PORTFOLIO (continued)

                                                 PRINCIPAL
                                                  AMOUNT          VALUE
                                                  (000S)          (000S)
 CORPORATE BONDS - 32.5% - CONTINUED
 REITS - 0.3% - (CONTINUED)
  MeriStar Hospitality Operating Partnership
   LP/MeriStar Hospitality Finance Corp.,
   10.50%, 6/15/09                                  $300            $292
 -----------------------------------------------------------------------
                                                                   1,750
 -----------------------------------------------------------------------
 RETAIL - 0.9%
  AmeriGas Partners LP,
   8.88%, 5/20/11                                    750             806
  Ferrellfas Partners LP,
   8.75%, 6/15/12                                    750             810
  Hollywood Entertainment Corp.,
   9.63%, 3/15/11                                    500             533
  Office Depot, Inc.,
   10.00%, 7/15/08                                   750             877
  Target Corp.,
   5.38%, 6/15/09                                    900           1,007
  Wal-Mart Stores, Inc.,
   4.55%, 5/1/13                                   2,200           2,312
 -----------------------------------------------------------------------
                                                                   6,345
 -----------------------------------------------------------------------
 SAVINGS & LOANS - 0.2%
  Washington Mutual Bank FA,
   5.50%, 1/15/13                                    925           1,021
 -----------------------------------------------------------------------
 SEMICONDUCTORS - 0.3%
  AMI Semiconductor, Inc., /(1)/
   10.75%, 2/1/13                                    200             220
  Amkor Technology, Inc.,
   9.25%, 5/1/06                                     500             523
   9.25%, 2/15/08                                    500             520
  ON Semiconductor Corp., /(1)/
   12.00%, 3/15/10                                   400             435
 -----------------------------------------------------------------------
                                                                   1,698
 -----------------------------------------------------------------------
 SUPERMARKETS - 0.2%
  Kroger Co.,
   6.20%, 6/15/12                                  1,000           1,117
 -----------------------------------------------------------------------
 TELECOMMUNICATIONS - 2.0%
  AT&T Corp., Senior Notes,
   8.00%, 11/15/31                                   800             935
  AT&T Wireless Services, Inc.,
   7.88%, 3/1/11                                     570             676
   8.75%, 3/1/31                                     800           1,035
  Block Communications, Inc.,
   9.25%, 4/15/09                                    500             544
  Insight Midwest LP, Senior Notes,
   10.50%, 11/1/10                                $  500          $  540
  Nextel Partners, Inc.,
   12.50%, 11/15/09                                  250             280
  Qwest Services Corp., /(1)/
   13.00%, 12/15/07                                  450             497
  Sprint Capital Corp.,
   8.38%, 3/15/12                                  1,615           1,885
   8.75%, 3/15/32                                    900           1,061
  Time Warner Telecom, Inc., Senior Notes,
   10.13%, 2/1/11                                    375             330
  Triton PCS, Inc.,
   0.00%, 5/1/08                                     600             636
  Verizon New England, Inc.,
   6.50%, 9/15/11                                  1,755           2,050
  Verizon New Jersey, Inc.,
   5.88%, 1/17/12                                  2,075           2,321
  Verizon Wireless Capital LLC,
   5.38%, 12/15/06                                   500             545
 -----------------------------------------------------------------------
                                                                  13,335
 -----------------------------------------------------------------------
 TEXTILES - 0.1%
  Dan River, Inc., /(1)/
   12.75%, 4/15/09                                   425             425
 -----------------------------------------------------------------------
 TRANSPORTATION - 0.9%
  Burlington Northern Santa Fe Corp.,
   6.70%, 8/1/28                                     750             870
  Caliber System, Inc.,
   7.80%, 8/1/06                                   1,990           2,273
  CSX Corp.,
   6.75%, 3/15/11                                    755             887
  Evergreen International Aviation, Inc., /(1)/
   12.00%, 5/15/10                                   550             529
  Norfolk Southern Corp.,
   7.25%, 2/15/31                                    650             802
  Overseas Shipholding Group, /(1)/
   8.25%, 3/15/13                                  1,000           1,025
 -----------------------------------------------------------------------
                                                                   6,386
 -----------------------------------------------------------------------
 TOTAL CORPORATE BONDS
 -----------------------------------------------------------------------
 (COST $204,431)                                                 218,029

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                               PRINCIPAL
                                                AMOUNT            VALUE
                                                (000S)            (000S)
 FOREIGN BONDS - 3.5%
 AIRLINES - 0.1%
  Dunlop Standard Aerospace Holdings PLC,
   Senior Notes,
   11.88%, 5/15/09                              $    750        $    795
 -----------------------------------------------------------------------
 BANKS - 0.1%
  National Westminster Bank PLC,
   7.38%, 10/1/09                                    675             834
 -----------------------------------------------------------------------
 CHEMICALS - 0.0%
  Avecia Group PLC,
   11.00%, 7/1/09                                    300             264
 -----------------------------------------------------------------------
 COMPUTERS - 0.1%
  Seagate Technology HDD Holdings,
   8.00%, 5/15/09                                    500             537
 -----------------------------------------------------------------------
 HEALTHCARE-PRODUCTS - 0.1%
  Safilo Capital International SA, /(1)/
   9.63%, 5/15/13                                    500             609
 -----------------------------------------------------------------------
 MINING - 0.1%
  BHP Finance USA Ltd.,
   4.80%, 4/15/13                                    635             669
 -----------------------------------------------------------------------
 PHARMACEUTICALS - 0.1%
  Fresenius Finance BV, /(1)/
   7.75%, 4/30/09                                    500             609
 -----------------------------------------------------------------------
 REGIONAL - 1.0%
  Brazil Government International Bond,
   10.00%, 1/16/07                                   750             765
  Financement-Quebec,
   5.00%, 10/25/12                                 1,700           1,861
  Province of Quebec,
   5.50%, 4/11/06                                  3,475           3,799
 -----------------------------------------------------------------------
                                                                   6,425
 -----------------------------------------------------------------------
 SEMICONDUCTORS - 0.1%
  Chippac International Co. Ltd.,
   12.75%, 8/1/09                                    750             842
 -----------------------------------------------------------------------
 TELECOMMUNICATIONS - 1.3%
  British Telecommunications PLC,
   8.38%, 12/15/10                                   275             345
   8.88%, 12/15/30                                 1,500           2,049
  Deutsche Telekom International Finance BV,
   7.75%, 6/15/05                                    625             696
   8.75%, 6/15/30                                  1,100           1,423
  France Telecom,
   9.25%, 3/1/11                                   1,300           1,626
   10.00%, 3/1/31                                    525             721
  Royal KPN N.V.,
   8.00%, 10/1/10                               $    650        $    801
  Vodafone Group PLC,
   6.25%, 11/30/32                                   860             955
 -----------------------------------------------------------------------
                                                                   8,616
 -----------------------------------------------------------------------
 TRANSPORTATION - 0.5%
  General Maritime Corp., /(1)/
   10.00%, 3/15/13                                 1,000           1,067
  Sea Containers Ltd.,
   10.50%, 7/1/03                                    625             625
   12.50%, 12/1/04                                   375             368
  Stena AB, Senior Notes,
   9.63%, 12/1/12                                  1,000           1,086
 -----------------------------------------------------------------------
                                                                   3,146
 -----------------------------------------------------------------------
 TOTAL FOREIGN BONDS
 (COST $21,894)                                                   23,346

                                               PRINCIPAL
                                                 AMOUNT           VALUE
                                               (000S)/(3)/        (000S)
 FOREIGN ISSUER BONDS- 0.1%
 CHEMICALS - 0.0%
  Huntsman International LLC,
   10.13%, 7/1/09                                    250             262
 -----------------------------------------------------------------------
 HEALTHCARE-PRODUCTS - 0.1%
  NYCO Holdings 2,
   11.50%, 3/31/13                                   600             709
 -----------------------------------------------------------------------
 TOTAL FOREIGN ISSUER BONDS
 -----------------------------------------------------------------------
 (COST $880)                                                         971


                                               PRINCIPAL
                                                 AMOUNT           VALUE
                                                 (000S)           (000S)
 U.S. GOVERNMENT AGENCIES - 39.5%
 FANNIE MAE - 33.1%
   5.00%, 5/14/07                                 $5,295           5,447
   6.00%, 1/18/12                                  3,195           3,405
  Grantor Trust, Series 2003-T1, Class B,
   4.49%, 11/25/12                                 6,500           6,849
  Interest Only Stripped Security,
   Series 278, Class 2,
   1.25%, 8/1/25                                       -             104
  Pool #535714,
   7.50%, 1/1/31                                   2,311           2,457
  Pool #535982,
   7.50%, 5/1/31                                   5,188           5,515

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS                              MAY 31, 2003 (UNAUDITED)
   BOND PORTFOLIO (continued)

                                                 PRINCIPAL
                                                  AMOUNT          VALUE
                                                  (000S)          (000S)
 U.S. GOVERNMENT AGENCIES - 39.5% - CONTINUED
 FANNIE MAE - 33.1% - (CONTINUED)
  Pool #535996,
   7.50%, 6/1/31                                 $ 5,373       $  5,712
  Pool #555254,
   6.50%, 1/1/33                                  24,370         25,398
  Pool #555533,
   6.50%, 12/31/40                                27,875         29,047
  Pool #585617,
   7.00%, 5/1/31                                       2              3
  Pool #639084,
   6.50%, 5/1/32                                  20,599         21,468
  Pool #649623,
   6.50%, 8/1/32                                  13,694         14,272
  Pool #703439,
   5.00%, 6/1/18                                   8,690          9,017
  Pool TBA, /(2)/
   5.50%, 3/1/29                                  17,400         18,063
   7.00%, 6/1/32                                  43,905         46,265
   6.00%, 6/1/33                                  13,075         13,569
   5.50%, 6/12/33                                  5,760          5,971
   4.50%, 12/31/49                                 3,255          3,335
  Whole Loan, Series 2003-W3, Class 1A1,
   6.50%, 8/25/42                                  6,164          6,584
 ----------------------------------------------------------------------
                                                                222,481
 ----------------------------------------------------------------------
 FREDDIE MAC - 3.9%
   5.75%, 4/29/09                                  4,875          5,057
  Pool #C00835,
   6.50%, 7/1/29                                   2,677          2,787
  Pool #C00910,
   7.50%, 1/1/30                                   5,131          5,457
  Series 2407, Class BJ,
   6.50%, 1/15/32                                  5,593          5,951
  Structured Pass Through Securities,
   Series T-54, Class 3A,
   7.00%, 2/25/43                                  6,263          6,788
 ----------------------------------------------------------------------
                                                                 26,040
 ----------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.5%
  Pool TBA, /(2)/
   6.00%, 6/19/33                                 16,145         16,892
 ----------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
 ----------------------------------------------------------------------
 (COST $262,977)                                                265,413

 U.S. GOVERNMENT OBLIGATIONS - 11.1%
 U.S. TREASURY BONDS - 6.1%
   8.13%, 8/15/19                                  1,240          1,827
   5.50%, 8/15/28                                  4,470          5,164
   5.25%, 11/15/28                                20,935         23,425
   5.38%, 2/15/31                                  9,115         10,590
 ----------------------------------------------------------------------
                                                                 41,006
 ----------------------------------------------------------------------
 U.S. TREASURY NOTES - 5.0%
   1.63%, 4/30/05                                 15,710         15,808
   2.00%, 5/15/06                                  4,205          4,258
   2.63%, 5/15/08                                  3,140          3,192
   3.63%, 5/15/13                                  9,950         10,178
 ----------------------------------------------------------------------
                                                                 33,436
 ----------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
 ----------------------------------------------------------------------
 (COST $71,241)                                                  74,442

 MUNICIPAL INVESTMENT - 0.2%
 OREGON - 0.2%
  Oregon Community College Districts G.O.,
   Series B (FGIC LOC),
   5.60%, 6/30/28                                  1,400          1,515
 ----------------------------------------------------------------------
 TOTAL MUNICIPAL INVESTMENT
 ----------------------------------------------------------------------
 (COST $1,393)                                                    1,515

 SHORT-TERM INVESTMENTS - 18.1%
  Credit Suisse First Boston, Canada,
   Eurodollar Time Deposit,
   1.32%, 6/2/03                                 100,813        100,813
  Sallie Mae Discount Notes,
   1.28%, 6/2/03                                  21,102         21,101
 ----------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS
 ----------------------------------------------------------------------
 (COST $121,914)                                                121,914

 ----------------------------------------------------------------------
 TOTAL INVESTMENTS - 116.7%
 ----------------------------------------------------------------------
 (COST $766,538)                                                783,860
  Liabilities less Other Assets - (16.7)%                      (111,902)
 ----------------------------------------------------------------------
 NET ASSETS - 100.0%                                          $ 671,958

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to approximately $37,348,000 or 5.6% of net assets.

(2)  When-Issued Security.

(3)  Principal amounts stated in local currencies.

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         FIXED INCOME PORTFOLIOS
  SCHEDULE OF INVESTMENTS                              MAY 31, 2003 (UNAUDITED)
  CORE BOND PORTFOLIO

                                              NUMBER             VALUE
                                             OF SHARES           (000S)
CONVERTIBLE PREFERRED STOCK - 1.2%
AGENCY - 1.2%
 Home Ownership Funding Corp.,/(1)/                2,000      $   1,219
-----------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK
-----------------------------------------------------------------------
(COST $1,515)                                                     1,219

                                                 PRINCIPAL
                                                  AMOUNT          VALUE
                                                  (000S)          (000S)
ASSET-BACKED SECURITIES - 12.5%
AUTOMOBILE - 5.8%
 Capital Auto Receivables Asset Trust,
  Series 2002-4, Class A4,
  2.64%, 3/17/08                                $    530            541
 Capital Auto Receivables Asset Trust,
  Series 2003-1, Class A3A,
  2.75%, 4/16/07                                     600            615
 Daimler Chrysler Auto Trust,
  Series 2002-C, Class A4,
  3.09%, 1/8/08                                      765            790
 Ford Credit Auto Owner Trust,
  Series 2003-A, Class A4A,
  2.70%, 6/15/07                                     950            972
 Harley-Davidson Motorcycle Trust,
  Series 2003-1, Class A2,
  2.63%, 11/15/10                                    500            511
 Honda Auto Receivables Owner Trust,
  Series 2002-1, Class A4,
  4.22%, 4/16/07                                     555            580
 Honda Auto Receivables Owner Trust,
  Series 2003-1, Class A4,
  2.48%, 7/18/08                                   1,500          1,526
 Toyota Auto Receivables Owner Trust,
  Series 2003-A, Class A3B,
  1.69%, 3/15/07                                     320            321
 USAA Auto Owner Trust, Series 2002-1,
  Class A3,
  2.41%, 10/16/06                                    185            187
-----------------------------------------------------------------------
                                                                  6,043
-----------------------------------------------------------------------
COMMERCIAL MORTGAGE SERVICES - 1.6%
 Chase Manhattan Bank-First Union
  National Bank, Series 1999-1, Class A2,
  7.44%, 8/15/31                                     960          1,164
 Commercial Mortgage Asset Trust,
  Series 1999-C1, Class A3,
  6.64%, 1/17/32                                      60             71
 LB Commercial Conduit Mortgage Trust,
  Series 1999-C1, Class A2,
  6.78%, 6/15/31                                     375            443
-----------------------------------------------------------------------
                                                                  1,678
-----------------------------------------------------------------------
CREDIT CARD - 3.2%
 Bank One Issuance Trust,
  Series 2002-A4, Class A4,
  2.94%, 6/16/08                                     450            463
 Citibank Credit Card Issuance Trust,
  Series 2003-A3, Class A3,
  3.10%, 3/10/10                                   1,045          1,067
 Citibank Credit Card Issuance Trust,
  Series 2003-A5, Class A5,
  2.50%, 4/7/08                                      500            508
 Fleet Credit Card Master Trust II,
  Series 2002-C, Class A,
  2.75%, 4/15/08                                     725            743
 Household Affinity Credit Card Master
  Note Trust I, Series 2003-2, Class A,
  2.18%, 2/15/08                                     525            529
 MBNA Credit Card Master Note Trust,
  Series 2002-A6, Class A6,
  3.90%, 11/15/07                                     85             89
-----------------------------------------------------------------------
                                                                  3,399
-----------------------------------------------------------------------
HOME EQUITY - 0.8%
 Advanta Mortgage Loan Trust,
  Series 2000-1, Class A4,
  8.61%, 3/25/28                                     505            556
 Chase Funding Mortgage Loan
  Asset-Backed Certificates,
  Series 2002-2, Class 1A1,
  2.81%, 6/25/16                                     247            248
-----------------------------------------------------------------------
                                                                    804
-----------------------------------------------------------------------
OTHER - 0.0%
 Lehman Federal Housing Authority Title
  Loan Trust, Interest Only Stripped Security,
  Series 1996-2, Class S,
  0.59%, 5/25/17                                       -             23
-----------------------------------------------------------------------
RECREATIONAL VEHICLE LOANS - 0.0%
 Distribution Financial Services Trust,
  Series 1999-3, Class A4,
  6.65%, 3/15/11                                      13             13
-----------------------------------------------------------------------

 See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
    SCHEDULE OF INVESTMENTS
    CORE BOND PORTFOLIO (continued)

                                                           PRINCIPAL
                                                            AMOUNT        VALUE
                                                            (000S)       (000S)
ASSET-BACKED SECURITIES - 12.5% - CONTINUED
WHOLE LOAN - 1.1%
    First Nationwide Trust,
       Series 2001-1, Class 2A2,
       7.00%, 6/25/31                                       $     6     $     6
    Norwest Asset Securities Corp.,
       Series 1998-6, Class A15,
       6.75%, 4/25/28                                           597         596
    PNC Mortgage Securities Corp.,
       Series 1996-PR1, Class A, /(1)/
       5.85%, 4/28/27                                           191         180
    Residential Accredit Loans, Inc.,
       Series 2001-QS18, Class A1,
       6.50%, 12/25/31                                          330         344
--------------------------------------------------------------------------------
                                                                          1,126
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
(COST $12,704)                                                           13,086


CORPORATE BONDS - 26.8%
AEROSPACE/DEFENSE - 0.1%
    General Dynamics Corp.,
       2.13%, 5/15/06                                            70          71
       4.25%, 5/15/13                                            55          56
--------------------------------------------------------------------------------
                                                                            127
--------------------------------------------------------------------------------
AGRICULTURE - 0.4%
    Bunge Ltd. Finance Corp., /(1)/
       5.88%, 5/15/13                                           190         195
    Cargill, Inc., /(1)/
       4.38%, 6/1/13                                            190         192
--------------------------------------------------------------------------------
                                                                            387
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.7%
    Daimler Chrysler NA Holding Corp.,
       3.75%, 6/4/08                                            425         426
    Ford Motor Co.,
       7.45%, 7/16/31                                           330         307
--------------------------------------------------------------------------------
                                                                            733
--------------------------------------------------------------------------------
CABLE TELEVISION - 0.6%
    Comcast Cable Communications,
       6.38%, 1/30/06                                            75          82
       6.75%, 1/30/11                                           275         315
    Continental Cablevision,
       8.30%, 5/15/06                                            20          23
    Cox Communications, Inc.,
       7.13%, 10/1/12                                           100         119
       4.63%, 6/1/13                                             55          55
--------------------------------------------------------------------------------
                                                                            594
--------------------------------------------------------------------------------
BANKS - 4.0%
    Bank of America Corp.,
       3.88%, 1/15/08                                           350         368
       4.88%, 1/15/13                                           450         476
    Bank of New York (The) Co., Inc.,
       3.75%, 2/15/08                                           300         313
    Bank One Corp.,
       5.90%, 11/15/11                                          295         335
    Branch Banking & Trust Co.,
       4.88%, 1/15/13                                           245         261
    FleetBoston Financial Corp.,
       3.85%, 2/15/08                                           100         104
    JP Morgan Chase & Co.,
       3.63%, 5/1/08                                            500         514
       5.75%, 1/2/13                                            150         164
    Marshall & Ilsley Corp.,
       5.75%, 9/1/06                                            420         468
    Mercantile Bankshares Corp., /(1)/
       4.63%, 4/15/13                                           230         238
    National City Corp.,
       3.20%, 4/1/08                                            100         102
    US Bank N.A.,
       4.80%, 4/15/15                                           255         266
    Wells Fargo & Co.,
       3.50%, 4/4/08                                            200         206
    Wells Fargo Bank,
       6.45%, 2/1/11                                            350         413
--------------------------------------------------------------------------------
                                                                          4,228
--------------------------------------------------------------------------------
BEVERAGES - 1.2%
    Anheuser-Busch Cos., Inc.,
       5.95%, 1/15/33                                           475         533
    Bottling Group LLC, /(1)/
       4.63%, 11/15/12                                          400         421
 Grand Metropolitan Investment Corp.,
    Puttable 4/15/05 @ Par,
       7.45%, 4/15/35                                           220         296
--------------------------------------------------------------------------------
                                                                          1,250
--------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT        VALUE
                                                            (000S)       (000S)
CORPORATE BONDS - 26.8% - CONTINUED
CHEMICALS - 0.1%
    Praxair, Inc.,
       6.38%, 4/1/12                                        $   125     $   147
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.1%
    Deluxe Corp.,
       5.00%, 12/15/12                                           90          93
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 8.1%
    American Express Co.,
       6.88%, 11/1/05                                            35          39
       3.75%, 11/20/07                                          450         471
    American International Group, /(1)/
       4.25%, 5/15/13                                           250         254
    Bear Stearns Cos. (The), Inc.,
       3.00%, 3/30/06                                           170         175
       4.00%, 1/31/08                                           170         179
    Boeing Capital Corp.,
       5.80%, 1/15/13                                           120         128
    Capital One Bank,
       4.88%, 5/15/08                                           165         167
    CIT Group, Inc.,
       4.13%, 2/21/06                                            75          78
    Citigroup, Inc.,
       3.50%, 2/1/08                                            275         283
       5.63%, 8/27/12                                           695         773
    Countrywide Home Loans, Inc.,
       5.50%, 8/1/06                                            225         246
       4.25%, 12/19/07                                           50          53
       3.25%, 5/21/08                                           100         101
    Credit Suisse First Boston USA, Inc.,
       6.50%, 1/15/12                                           130         149
    Ford Motor Credit Co.,
       7.50%, 3/15/05                                           130         137
       6.88%, 2/1/06                                            500         526
       7.25%, 10/25/11                                           65          67
    General Electric Capital Corp.,
       3.50%, 5/1/08                                            200         206
       6.00%, 6/15/12                                           335         381
       6.75%, 3/15/32                                           245         293
    General Motors Acceptance Corp.,
       5.75%, 11/5/04                                           225         233
       6.88%, 9/15/11                                           485         502
    Goldman Sachs Group, Inc.,
       4.13%, 1/15/08                                            50          53
       6.88%, 1/15/11                                           455         538
    Household Finance Corp.,
       4.63%, 1/15/08                                           300         319
       6.38%, 11/27/12                                          290         331
    International Lease Finance Corp.,
       2.95%, 5/23/06                                            95          95
    John Deere Capital Corp.,
       3.90%, 1/15/08                                           165         171
    Lehman Brothers Holdings, Inc.,
       4.00%, 1/22/08                                           250         262
    MBNA America Bank,
       6.50%, 6/20/06                                           100         111
    Morgan Stanley Dean Witter & Co.,
       6.10%, 4/15/06                                           225         249
       3.63%, 4/1/08                                            250         257
       5.30%, 3/1/13                                            100         107
    National Rural Utilities Cooperative Finance,
       3.00%, 2/15/06                                           350         360
    SLM Corp.,
       3.63%, 3/17/08                                           200         206
--------------------------------------------------------------------------------
                                                                          8,500
--------------------------------------------------------------------------------
ELECTRIC - 2.1%
    Alabama Power Co.,
       5.70%, 2/15/33                                           300         322
    Appalachian Power Co.,
       3.60%, 5/15/08                                            85          87
    Columbus Southern Power Co., /(1)/
       5.50%, 3/1/13                                            150         164
    Commonwealth Edison Co.,
       4.70%, 4/15/15                                           100         104
    Consolidated Edison Co. of New York,
       4.88%, 2/1/13                                            105         112
    Dominion Resources, Inc.,
       5.00%, 3/15/13                                           200         209
    DPL, Inc.,
       8.25%, 3/1/07                                            100         111
    DTE Energy Co., Senior Notes,
       6.65%, 4/15/09                                            50          58
    Duke Energy Corp., /(1)/
       3.75%, 3/5/08                                            125         129

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   CORE BOND PORTFOLIO (CONTINUED)

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                        (000S)         (000S)
CORPORATE BONDS - 26.8% - CONTINUED
ELECTRIC - 2.1% - (CONTINUED)
 FPL Group Capital, Inc.,
  3.25%, 4/11/06                                       $   175        $   180
 PSEG Energy Holdings, Inc., /(1)/
  7.75%, 4/16/07                                           125            133
 PSEG Power LLC,
  6.95%, 6/1/12                                            305            355
 South Carolina Electric & Gas,
  5.80%, 1/15/33                                           125            137
 Wisconsin Electric Power,
  5.63%, 5/15/33                                           100            106
-----------------------------------------------------------------------------
                                                                        2,207
-----------------------------------------------------------------------------
FOOD - 0.3%
 Kellogg Co.,
  2.88%, 6/1/08                                             65             65
 Unilever Capital Corp.,
  5.90%, 11/15/32                                          200            223
-----------------------------------------------------------------------------
                                                                          288
-----------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.5%
 International Paper Co.,
  5.85%, 10/30/12                                          230            255
 Weyerhaeuser Co.,
  6.13%, 3/15/07                                           240            266
-----------------------------------------------------------------------------
                                                                          521
-----------------------------------------------------------------------------
GAS - 0.2%
 SEMCO Energy, Inc., /(1)/
  7.13%, 5/15/08                                           160            165
-----------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.3%
 Emerson Electric Co.,
  5.00%, 12/15/14                                          300            325
-----------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 0.1%
 Becton Dickinson & Co.,
  4.55%, 4/15/13                                           130            137
-----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.1%
 Avery Dennison Corp.,
  6.00%, 1/15/33                                           100            110
-----------------------------------------------------------------------------
INSURANCE - 0.6%
 AIG SunAmerica Global Financing IX,/(1)/
  6.90%, 3/15/32                                           250            306
 Allstate Corp.,
  6.13%, 12/15/32                                          125            140

INSURANCE - 0.6% - (CONTINUED)
 MetLife, Inc.,
  5.38%, 12/15/12                                          125            137
-----------------------------------------------------------------------------
                                                                          583
-----------------------------------------------------------------------------
MEDIA - 1.6%
 AOL Time Warner, Inc.,
  6.88%, 5/1/12                                             75             85
 Clear Channel Communications, Inc.,
  4.40%, 5/15/11                                           125            126
 Comcast Corp.,
  5.85%, 1/15/10                                           150            165
 COX Enterprises, Inc., /(1)/
  4.38%, 5/1/08                                            100            104
 Disney (The Walt) Co.,
  7.00%, 3/1/32                                             70             82
 News America Holdings, Inc.,
  7.60%, 10/11/15                                          200            246
 Reed Elsevier Capital, Inc.,
  6.13%, 8/1/06                                            185            207
 Time Warner, Inc.,
  6.95%, 1/15/28                                           370            398
 Viacom, Inc.,
  5.50%, 5/15/33                                           210            216
-----------------------------------------------------------------------------
                                                                        1,629
-----------------------------------------------------------------------------
MINING - 0.2%
 Alcoa, Inc.,
  5.88%, 6/1/06                                            165            183
-----------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.3%
 General Electric Co.,
  5.00%, 2/1/13                                            300            320
-----------------------------------------------------------------------------
OIL & GAS - 1.9%
 ConocoPhillips,
  4.75%, 10/15/12                                          145            155
  5.90%, 10/15/32                                          370            405
 Consolidated Natural Gas Co.,
  5.38%, 11/1/06                                           470            512
 Devon Energy Corp.,
  7.95%, 4/15/32                                           150            198
 Devon Financing Corp.,
  6.88%, 9/30/11                                           100            119
 Marathon Oil Corp.,
  6.00%, 7/1/12                                             60             68

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                         (000S)        (000S)
CORPORATE BONDS - 26.8% - CONTINUED
OIL & GAS - 1.9% - (CONTINUED)
 Union Oil Co. of California,
  5.05%, 10/1/12                                       $   350        $   370
 Valero Energy Corp.,
  6.88%, 4/15/12                                           150            173
-----------------------------------------------------------------------------
                                                                        2,000
-----------------------------------------------------------------------------
RETAIL - 0.6%
 Target Corp.,
  3.38%, 3/1/08                                            150            155
  5.38%, 6/15/09                                           250            279
 Wal-Mart Stores, Inc.,
  4.55%, 5/1/13                                            150            158
-----------------------------------------------------------------------------
                                                                          592
-----------------------------------------------------------------------------
SAVINGS & LOANS - 0.1%
 Washington Mutual Bank FA,
  5.50%, 1/15/13                                           125            138
-----------------------------------------------------------------------------
SUPERMARKETS - 0.3%
 Kroger Co.,
  6.20%, 6/15/12                                           350            391
-----------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.6%
 AT&T Corp., Senior Notes,
  8.50%, 11/15/31                                          120            140
 AT&T Wireless Services, Inc.,
  7.88%, 3/1/11                                             50             59
  8.13%, 5/1/12                                             25             30
  8.75%, 3/1/31                                            150            194
 Sprint Capital Corp.,
  8.38%, 3/15/12                                           185            216
  8.75%, 3/15/32                                           200            236
 Verizon New Jersey, Inc.,
  5.88%, 1/17/12                                           375            419
 Verizon Virginia, Inc.,
  4.63%, 3/15/13                                           260            268
 Verizon Wireless Capital LLC,
  5.38%, 12/15/06                                          125            137
-----------------------------------------------------------------------------
                                                                        1,699
-----------------------------------------------------------------------------
TRANSPORTATION - 0.7%
 Burlington Northern Santa Fe Corp.,
  6.70%, 8/1/28                                            100            116
 Caliber System, Inc.,
  7.80%, 8/1/06                                            265            303
 CSX Corp.,
  6.75%, 3/15/11                                           133            156
 Norfolk Southern Corp.,
  7.25%, 2/15/31                                           105            129
-----------------------------------------------------------------------------
                                                                          704
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
-----------------------------------------------------------------------------
(COST $26,131)                                                         28,051

FOREIGN BONDS - 3.6%
BANKS - 0.1%
 National Westminster Bank PLC,
  7.38%, 10/1/09                                           120            148
-----------------------------------------------------------------------------
BEVERAGES - 0.3%
 Diageo Capital PLC,
  3.38%, 3/20/08                                           300            309
-----------------------------------------------------------------------------
MINING - 0.1%
 BHP Finance USA Ltd.,
  4.80%, 4/15/13                                           115            121
-----------------------------------------------------------------------------
REGIONAL - 1.7%
 Financement-Quebec,
  5.00%, 10/25/12                                          300            329
 Province of Ontario,
  3.50%, 9/17/07                                           600            628
 Province of Quebec,
  5.50%, 4/11/06                                           700            765
-----------------------------------------------------------------------------
                                                                        1,722
-----------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.4%
 British Telecommunications PLC,
  8.38%, 12/15/10                                           25             31
  8.88%, 12/15/30                                          300            411
 Deutsche Telekom International Finance BV,
  7.75%, 6/15/05                                           250            278
  8.75%, 6/15/30                                            20             26
 France Telecom,
  9.25%, 3/1/11                                            190            238
  10.00%, 3/1/31                                            70             96
 Royal KPN N.V.,
  8.00%, 10/1/10                                           125            154
 Vodafone Group PLC,
  6.25%, 11/30/32                                          225            250
-----------------------------------------------------------------------------
                                                                        1,484
-----------------------------------------------------------------------------
TOTAL FOREIGN BONDS
-----------------------------------------------------------------------------
(COST $3,559)                                                           3,784

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
    SCHEDULE OF INVESTMENTS
    CORE BOND PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)       (000S)
U.S. GOVERNMENT AGENCIES - 41.2%
FANNIE MAE - 34.2%
       5.00%, 5/14/07                                      $   625     $   643
       6.00%, 1/18/12                                          435         464
    Interest Only Stripped Security, Series 278, Class 2,
       1.25%, 8/1/25                                             -          20
    Pool #703439,
       5.00%, 6/1/18                                         2,055       2,132
    Pool #535714,
       7.50%, 1/1/31                                           516         548
    Pool #535982,
       7.50%, 5/1/31                                         1,048       1,115
    Pool #535996,
       7.50%, 6/1/31                                           914         972
    Pool #555254,
       6.50%, 1/1/33                                         2,300       2,397
    Pool #555533,
       6.50%, 4/1/33                                         9,545       9,946
    Pool #649623,
       6.50%, 8/1/32                                         1,661       1,731
    Pool #656035,
       7.50%, 9/1/32                                         1,182       1,257
    Pool TBA,/ (2)/
       5.50%, 9/1/08                                           430         446
       4.50%, 12/31/40                                         575         589
       5.50%, 12/31/49                                       2,750       2,855
       6.00%, 12/31/49                                       1,325       1,375
       7.00%, 12/31/49                                       7,510       7,914
    Whole Loan, Series 2003-W3, Class 1A1,
       6.50%, 8/25/42                                        1,298       1,387
-------------------------------------------------------------------------------
                                                                        35,791
-------------------------------------------------------------------------------
FREDDIE MAC - 2.7%
       5.75%, 4/29/09                                          635         659
       6.25%, 7/15/32                                           40          49
 Series 2407, Class BJ,
       6.50%, 1/15/32                                          675         718
 Structured Pass Through Securities,
       Series T-54, Class 3A,
       7.00%, 2/25/43                                        1,317       1,427
-------------------------------------------------------------------------------
                                                                         2,853
-------------------------------------------------------------------------------
FREDDIE MAC GOLD - 1.4%
    Pool #C00835,
       6.50%, 7/1/29                                           522         544
    Pool #G01186,
       7.50%, 2/1/31                                            96         102
    Pool TBA, /(2)/
       5.50%, 5/23/08                                          780         807
-------------------------------------------------------------------------------
                                                                         1,453
-------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.9%
    Pool TBA,/ (2)/
       6.00%, 12/31/49                                       2,870       3,003
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
-------------------------------------------------------------------------------
(COST $42,821)                                                          43,100


U.S. GOVERNMENT OBLIGATIONS - 12.0%
U.S. TREASURY BONDS - 5.1%
       8.13%, 8/15/19                                          395         582
       5.25%, 11/15/28                                       2,365       2,646
       5.38%, 2/15/31                                        1,800       2,092
-------------------------------------------------------------------------------
                                                                         5,320
-------------------------------------------------------------------------------
U.S. TREASURY NOTES - 6.9%
       1.63%, 4/30/05                                        3,500       3,522
       2.00%, 5/15/06                                          380         385
       2.63%, 5/15/08                                          515         523
       3.63%, 5/15/13                                        2,680       2,741
-------------------------------------------------------------------------------
                                                                         7,171
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
-------------------------------------------------------------------------------
(COST $12,181)                                                          12,491


MUNICIPAL INVESTMENT - 0.3%
OREGON - 0.3%
    Oregon Community College Districts G.O.,
       Series B (FGIC LOC),
       5.60%, 6/30/28                                          250         268
-------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENT
-------------------------------------------------------------------------------
(COST $249)                                                                268

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT        VALUE
                                                            (000S)       (000S)
SHORT-TERM INVESTMENTS - 17.9%
    Sallie Mae Discount Notes,
       1.28%, 6/2/03                                        $ 3,049    $  3,049
 Credit Suisse First Boston, Canada,
       Eurodollar Time Deposit,
       1.32%, 6/2/03                                         15,690      15,690
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $18,739)                                                           18,739


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 115.5%
--------------------------------------------------------------------------------
(COST $117,899)                                                         120,738

       Liabilities less Other Assets - (15.5)%                          (16,172)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $104,566

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to approximately $3,700,000 or 3.5% of net assets.

(2)  When-Issued Security.

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
    SCHEDULE OF INVESTMENTS                             MAY 31, 2003 (UNAUDITED)
    U.S. TREASURY INDEX PORTFOLIO

                                                           PRINCIPAL
                                                            AMOUNT        VALUE
                                                            (000S)       (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.0%
U.S. TREASURY BONDS - 33.7%
       14.00%, 11/15/11                                     $   660     $   928
       12.50%, 8/15/14                                        1,000       1,556
       9.88%, 11/15/15                                          500         808
       7.25%, 5/15/16                                         2,450       3,309
       9.00%, 11/15/18                                        1,100       1,728
       8.13%, 8/15/19                                         1,100       1,621
       8.75%, 8/15/20                                         1,000       1,561
       8.00%, 11/15/21                                        1,800       2,657
       6.25%, 8/15/23                                         2,000       2,504
       6.50%, 11/15/26                                        1,600       2,079
       5.25%, 2/15/29                                         1,400       1,568
       6.25%, 5/15/30                                         1,500       1,923
--------------------------------------------------------------------------------
                                                                         22,242
--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 65.3%
       6.00%, 8/15/04                                         2,000       2,116
       2.13%, 8/31/04                                         1,200       1,214
       5.88%, 11/15/04                                        2,600       2,775
       2.00%, 11/30/04                                        2,700       2,732
       7.50%, 2/15/05                                           500         553
       1.63%, 3/31/05                                         3,800       3,825
       6.75%, 5/15/05                                         1,100       1,215
       6.50%, 8/15/05                                         1,700       1,890
       5.75%, 11/15/05                                        1,000       1,104
       2.00%, 5/15/06                                         2,700       2,734
       7.00%, 7/15/06                                         2,000       2,324
       6.25%, 2/15/07                                         2,100       2,431
       6.13%, 8/15/07                                         1,700       1,980
       3.00%, 2/15/08                                         3,150       3,264
       2.63%, 5/15/08                                         1,000       1,016
       5.63%, 5/15/08                                         1,000       1,156
       4.75%, 11/15/08                                        1,000       1,118
       6.00%, 8/15/09                                         1,400       1,667
       6.50%, 2/15/10                                           950       1,165
       5.75%, 8/15/10                                         1,850       2,189
       4.88%, 2/15/12                                         1,500       1,690
       4.00%, 11/15/12                                        1,300       1,372
       3.63%, 5/15/13                                         1,500       1,534
--------------------------------------------------------------------------------
                                                                         43,064
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------------------
(COST $61,394)                                                           65,306


SHORT-TERM INVESTMENT - 0.2%
    Sallie Mae Discount Note,
       1.28%, 6/2/03                                            107         107
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $107)                                                                 107


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.2%
--------------------------------------------------------------------------------
(COST $61,501)                                                           65,413

    Other Assets less Liabilities - 0.8%                                    551
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $65,964

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS                                  MAY 31,2003,(UNAUDITED)
INTERMEDIATE BOND PORTFOLIO

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
    ASSET-BACKED SECURITIES - 21.5%
    AUTOMOBILE - 10.9%
     BMW Vehicle Owner Trust, Series 2003-A, Class
      A3,
      1.94%, 2/25/07                                      $500          $504
     BMW Vehicle Owner Trust, Series 2003-A, Class
      A4,
      2.53%, 2/25/08                                       500           507
     Capital Auto Receivables Asset Trust, Series
      2002-4, Class A4,
      2.64%, 3/17/08                                       255           261
     Daimler Chrysler Auto Trust, Series 2002-C,
      Class A4,
      3.09%, 1/8/08                                        450           465
     Ford Credit Auto Owner Trust,
      Series 2003-A, Class A4A,
      2.70%, 6/15/07                                       355           363
     Harley-Davidson Motorcycle Trust,
      Series 2003-1, Class A2,
      2.63%, 11/15/10                                      170           174
     Honda Auto Receivables Owner Trust, Series
      2002-1, Class A4,
      4.22%, 4/16/07                                       250           261
     Honda Auto Receivables Owner Trust, Series
      2002-3, Class A3,
      3.00%, 5/18/06                                       200           204
     Honda Auto Receivables Owner Trust, Series
      2003-1, Class A4,
      2.48%, 7/18/08                                     1,000         1,017
     Isuzu Auto Owner Trust, Series 2001-1, Class A4,
      5.31%, 1/22/07                                       109           113
     Toyota Auto Receivables Owner Trust, Series
      2003-A, Class A3B,
      1.69%, 3/15/07                                       260           261
    ----------------------------------------------------------------------------
                                                                       4,130
    ----------------------------------------------------------------------------
    COMMERCIAL MORTGAGE SERVICES - 3.3%
     Chase Manhattan Bank-First Union
      National Bank, Series 1999-1, Class A2,
      7.44%, 8/15/31                                       380           461
     Commercial Mortgage Asset Trust,
      Series 1999-C1, Class A3,
      6.64%, 1/17/32                                       460           542
     GMAC Commercial Mortgage Securities, Inc.,
      Series 1999-C1, Class A2,
      6.18%, 5/15/33                                       125           143
     LB Commercial Conduit Mortgage Trust, Series
      1999-C1, Class A2,
      6.78%, 6/15/31                                        75            89
    ----------------------------------------------------------------------------
                                                                       1,235
    ----------------------------------------------------------------------------
    CREDIT CARD - 6.3%
     Bank One Issuance Trust, Series 2002-A4, Class
      A4,
      2.94%, 6/16/08                                       210           216
     Citibank Credit Card Issuance Trust,
      Series 2003-A2, Class A2,
      2.70%, 1/15/08                                       790           808
     Citibank Credit Card Issuance Trust,
      Series 2003-A3, Class A3,
      3.10%, 3/10/10                                       480           490
     Citibank Credit Card Issuance Trust,
      Series 2003-A5, Class A5,
      2.50%, 4/7/08                                        345           351
     Fleet Credit Card Master Trust II,
      Series 2002-C, Class A,
      2.75%, 4/15/08                                       175           179
     Household Affinity Credit Card Master Note Trust
      I, Series 2003-2, Class A,
      2.18%, 2/15/08                                       270           272
     MBNA Credit Card Master Note Trust, Series
      2002-A6, Class A6,
      3.90%, 11/15/07                                       70            73
    ----------------------------------------------------------------------------
                                                                       2,389
    ----------------------------------------------------------------------------
    HOME EQUITY - 0.7%
     Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                       130           143
     Chase Funding Mortgage Loan
      Asset-Backed Certificates,
      Series 2002-2, Class 1A1,
      2.81%, 6/25/16                                       124           124
    ----------------------------------------------------------------------------
                                                                         267
    ----------------------------------------------------------------------------
    RECREATIONAL VEHICLE LOANS - 0.1%
     Distribution Financial Services Trust,
      Series 1999-3, Class A4,
      6.65%, 3/15/11                                        54            55
    ----------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
    SCHEDULE OF INVESTMENTS
    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT        VALUE
                                                            (000S)        (000S)
ASSET-BACKED SECURITIES - 21.5% - CONTINUED
WHOLE LOAN - 0.2%
    First Nationwide Trust, Series 2001-1, Class 2A2,
       7.00%, 6/25/31                                       $    62     $    63
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
(COST $7,905)                                                             8,139


CORPORATE BONDS - 43.0%
AEROSPACE/DEFENSE - 0.2%
    General Dynamics Corp.,
       2.13%, 5/15/06                                            75          75
--------------------------------------------------------------------------------
AGRICULTURE - 0.4%
    Bunge Ltd. Finance Corp.,/ //(1)/
       5.88%, 5/15/13                                            70          72
    Cargill, Inc., /(1)/
       4.38%, 6/1/13                                             70          71
--------------------------------------------------------------------------------
                                                                            143
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.8%
    Daimler Chrysler NA Holding Corp.,
       4.75%, 1/15/08                                            50          52
       4.05%, 6/4/08                                             10          10
       7.30%, 1/15/12                                           200         236
--------------------------------------------------------------------------------
                                                                            298
--------------------------------------------------------------------------------
BANKS - 7.0%
    Bank of America Corp.,
       3.88%, 1/15/08                                           255         268
       4.88%, 1/15/13                                           230         244
    Bank of New York (The) Co., Inc.,
       3.75%, 2/15/08                                           100         104
    Bank One Corp.,
       5.90%, 11/15/11                                          145         165
       5.25%, 1/30/13                                            80          87
    Branch Banking & Trust Co. of Wilson North Carolina,
       4.88%, 1/15/13                                           190         202
    FleetBoston Financial Corp.,
       3.85%, 2/15/08                                            70          73
    JP Morgan Chase & Co.,
       3.63%, 5/1/08                                            460         473
       5.75%, 1/2/13                                             30          33
    Marshall & Ilsley Corp.,
       5.75%, 9/1/06                                            111         124
    Mercantile Bankshares Corp., /(1)/
       4.63%, 4/15/13                                           100         103
    National City Corp.,
       3.20%, 4/1/08                                             50          51
    U.S. Bancorp,
       3.13%, 3/15/08                                           125         127
    US Bank N.A.,
       4.80%, 4/15/15                                            85          88
    Wells Fargo & Co.,
       3.50%, 4/4/08                                            350         361
    Wells Fargo Bank,
       6.45%, 2/1/11                                            115         136
--------------------------------------------------------------------------------
                                                                          2,639
--------------------------------------------------------------------------------
BEVERAGES - 0.4%
    Coca-Cola Enterprises, Inc.,
       5.38%, 8/15/06                                           150         165
--------------------------------------------------------------------------------
CABLE TELEVISION - 0.8%
    Comcast Cable Communications,
       6.38%, 1/30/06                                            80          87
       6.75%, 1/30/11                                           115         132
    Continental Cablevision,
       8.30%, 5/15/06                                            25          28
    Cox Communications, Inc.,
       7.13%, 10/1/12                                            40          48
       4.63%, 6/1/13                                             20          20
--------------------------------------------------------------------------------
                                                                            315
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.1%
    Deluxe Corp.,
       5.00%, 12/15/12                                           40          41
--------------------------------------------------------------------------------
COMPUTERS - 0.2%
    IBM Corp.,
       4.75%, 11/29/12                                           70          75
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 16.9%
    American Express Co.,
       3.75%, 11/20/07                                          165         173
    American General Finance Corp.,
       5.38%, 10/1/12                                            90          98
    Bear Stearns Cos. (The), Inc.,
       3.00%, 3/30/06                                           165         170
       4.00%, 1/31/08                                           110         116

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         MAY 31,2003(UNAUDITED)

                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                    (000S)         (000S)
CORPORATE BONDS - 43.0% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 16.9% - (CONTINUED)
 Boeing Capital Corp.,
  5.80%, 1/15/13                                     $ 75        $   80
 Capital One Bank,
  4.88%, 5/15/08                                       60            61
 CIT Group, Inc.,
  4.13%, 2/21/06                                      100           104
 Citigroup, Inc.,
  5.50%, 8/9/06                                       350           386
  3.50%, 2/1/08                                       265           273
  5.63%, 8/27/12                                       80            89
 Countrywide Home Loans, Inc.,
  5.50%, 8/1/06                                       344           376
  3.25%, 5/21/08                                       40            40
 Credit Suisse First Boston USA, Inc.,
  6.50%, 1/15/12                                       95           109
 Ford Motor Credit Co.,
  7.50%, 3/15/05                                      280           296
  5.80%, 1/12/09                                      495           488
  7.25%, 10/25/11                                      70            72
 General Electric Capital Corp.,
  5.00%, 6/15/07                                      265           291
  3.50%, 5/1/08                                       200           205
 General Motors Acceptance Corp.,
  5.75%, 11/5/04                                      145           150
  6.13%, 9/15/06                                      230           241
  6.88%, 9/15/11                                      100           103
 Goldman Sachs Group, Inc.,
  4.13%, 1/15/08                                      250           262
  6.88%, 1/15/11                                      140           166
 Household Finance Corp.,
  3.38%, 2/21/06                                      100           104
  4.63%, 1/15/08                                      300           319
  6.38%, 11/27/12                                     190           217
 International Lease Finance Corp.,
  2.95%, 5/23/06                                       55            55
 John Deere Capital Corp.,
  3.90%, 1/15/08                                       75            78
 Lehman Brothers Holdings, Inc.,
  4.00%, 1/22/08                                      235           246
 MBNA America Bank,
  6.50%, 6/20/06                                      125           138
CORPORATE BONDS - 43.0% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 16.9% - (CONTINUED)
 Morgan Stanley Dean Witter & Co.,
  6.10%, 4/15/06                                     $125        $  138
  3.63%, 4/1/08                                       295           303
  5.30%, 3/1/13                                        30            32
 National Rural Utilities Cooperative Finance,
  3.00%, 2/15/06                                      250           257
 SLM Corp.,
  3.63%, 3/17/08                                      165           170
------------------------------------------------------------------------
                                                                  6,406
------------------------------------------------------------------------
ELECTRIC - 3.2%
 Appalachian Power Co.,
  3.60%, 5/15/08                                       75            76
 Columbus Southern Power Co., /(1)/
  5.50%, 3/1/13                                        70            76
 Commonwealth Edison Co.,
  4.70%, 4/15/15                                      100           104
 Consolidated Edison Co. of New York,
  4.88%, 2/1/13                                        70            75
 Dominion Resources, Inc.,
  5.00%, 3/15/13                                      175           183
 DPL, Inc.,
  8.25%, 3/1/07                                        35            39
 DTE Energy Co., Senior Notes,
  6.65%, 4/15/09                                       25            29
 Duke Energy Corp., /(1)/
  3.75%, 3/5/08                                        75            78
 FPL Group Capital, Inc.,
  3.25%, 4/11/06                                      140           144
 PSEG Energy Holdings, Inc., /(1)/
  7.75%, 4/16/07                                       60            64
 PSEG Power LLC,
  6.95%, 6/1/12                                       180           210
 Wisconsin Electric Power,
  4.50%, 5/15/13                                      125           130
------------------------------------------------------------------------
                                                                  1,208
------------------------------------------------------------------------
FOOD - 0.1%
 Kellogg Co.,
  2.88%, 6/1/08                                        35            35
------------------------------------------------------------------------

 See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
 SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO (continued)

                                               PRINCIPAL
                                                AMOUNT           VALUE
                                                (000S)           (000S)
CORPORATE BONDS - 43.0% - CONTINUED
FOREST PRODUCTS & PAPER - 0.8%
 International Paper Co.,
  5.85%, 10/30/12                                   $ 100        $  111
 Weyerhaeuser Co.,
  6.13%, 3/15/07                                       80            89
  6.75%, 3/15/12                                       95           109
-----------------------------------------------------------------------
                                                                    309
-----------------------------------------------------------------------
GAS - 0.2%
 SEMCO Energy, Inc., /(1)/
  7.13%, 5/15/08                                       60            62
-----------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.5%
 Emerson Electric Co.,
  4.63%, 10/15/12                                     105           111
  5.00%, 12/15/14                                      60            65
-----------------------------------------------------------------------
                                                                    176
-----------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 0.2%
 Becton Dickinson & Co.,
  4.55%, 4/15/13                                       65            69
-----------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.1%
 Avery Dennison Corp.,
  4.88%, 1/15/13                                       50            53
-----------------------------------------------------------------------
INSURANCE - 0.4%
 Marsh & McLennan Cos., Inc.,
  3.63%, 2/15/08                                       90            93
 MetLife, Inc.,
  5.38%, 12/15/12                                      65            71
-----------------------------------------------------------------------
                                                                    164
-----------------------------------------------------------------------
MEDIA - 2.5%
 AOL Time Warner, Inc.,
  6.88%, 5/1/12                                       120           136
 Clear Channel Communications, Inc.,
  4.40%, 5/15/11                                       70            71
 Comcast Corp.,
  5.85%, 1/15/10                                       50            55
 COX Enterprises, Inc., /(1)/
  4.38%, 5/1/08                                       160           166
 Disney (The Walt) Co.,
  6.38%, 3/1/12                                        80            91
 News America Holdings, Inc.,
  7.60%, 10/11/15                                     125           154
 Reed Elsevier Capital, Inc.,
  6.13%, 8/1/06                                       110           123
 Time Warner, Inc.,
  7.75%, 6/15/05                                       55            60
 Viacom, Inc.,
  6.40%, 1/30/06                                       90           100
-----------------------------------------------------------------------
                                                                    956
-----------------------------------------------------------------------
MINING - 0.2%
 Alcoa, Inc.,
  5.88%, 6/1/06                                        70            78
-----------------------------------------------------------------------
OIL & GAS - 2.2%
 Apache Corp.,
  6.25%, 4/15/12                                      110           129
 ConocoPhillips,
  4.75%, 10/15/12                                     130           138
 Consolidated Natural Gas Co.,
  5.38%, 11/1/06                                      130           142
 Devon Financing Corp.,
  6.88%, 9/30/11                                      125           148
 Marathon Oil Corp.,
  6.00%, 7/1/12                                        40            45
 Union Oil Co. of California,
  5.05%, 10/1/12                                       95           101
 Valero Energy Corp.,
  6.88%, 4/15/12                                      125           145
-----------------------------------------------------------------------
                                                                    848
-----------------------------------------------------------------------
RETAIL - 0.8%
 Target Corp.,
  5.38%, 6/15/09                                      185           207
 Wal-Mart Stores, Inc.,
  4.55%, 5/1/13                                        80            84
-----------------------------------------------------------------------
                                                                    291
-----------------------------------------------------------------------
SAVINGS & LOANS - 0.4%
 Washington Mutual Bank FA,
  6.88%, 6/15/11                                       50            60
  5.50%, 1/15/13                                       85            94
-----------------------------------------------------------------------
                                                                    154
-----------------------------------------------------------------------
SUPERMARKETS - 0.6%
 Kroger Co.,
  6.20%, 6/15/12                                      200           223
-----------------------------------------------------------------------
TELECOMMUNICATIONS - 3.1%
 AT&T Corp., Senior Notes,
  7.30%, 11/15/11                                      75            86

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)
                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                   (000S)        (000S)
CORPORATE BONDS - 43.0% - CONTINUED
TELECOMMUNICATIONS - 3.1% - (CONTINUED)
 AT&T Wireless Services, Inc.,
  7.88%, 3/1/11                                    $  150       $   178
  8.13%, 5/1/12                                       100           122
 Sprint Capital Corp.,
  8.38%, 3/15/12                                      185           216
 Verizon New England, Inc.,
  6.50%, 9/15/11                                       50            58
 Verizon New Jersey, Inc.,
  5.88%, 1/17/12                                      230           257
 Verizon Virginia, Inc.,
  4.63%, 3/15/13                                      105           108
 Verizon Wireless Capital LLC,
  5.38%, 12/15/06                                     135           148
---------------------------------------------------------------------------
                                                                  1,173
---------------------------------------------------------------------------
TRANSPORTATION - 0.9%
 Burlington Northern Santa Fe Corp.,
  5.90%, 7/1/12                                       100           113
 Caliber System, Inc.,
  7.80%, 8/1/06                                       120           137
 CSX Corp.,
  6.75%, 3/15/11                                       55            65
 Norfolk Southern Corp.,
  6.75%, 2/15/11                                       35            41
---------------------------------------------------------------------------
                                                                    356
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS
---------------------------------------------------------------------------
(COST $15,364)                                                   16,312


FOREIGN BONDS - 4.2%
BANKS - 0.3%
 National Westminster Bank PLC,
  7.38%, 10/1/09                                       80            99
---------------------------------------------------------------------------
BEVERAGES - 0.5%
 Diageo Capital PLC,
  3.38%, 3/20/08                                      195           200
---------------------------------------------------------------------------
MINING - 0.1%
 BHP Finance USA Ltd.,
  4.80%, 4/15/13                                       55            58
---------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.3%
 British Telecommunications PLC,
  8.38%, 12/15/10                                     265           333
 Deutsche Telekom International
  Finance BV,
  8.25%, 6/15/05                                      130           145
  8.50%, 6/15/10                                      135           166
 France Telecom,
  9.25%, 3/1/11                                       225           281
 Royal KPN N.V.,
  8.00%, 10/1/10                                       80            99
 Vodafone Group PLC,
  3.95%, 1/30/08                                      220           231
---------------------------------------------------------------------------
                                                                  1,255
---------------------------------------------------------------------------
TOTAL FOREIGN BONDS
---------------------------------------------------------------------------
(COST $1,525)                                                     1,612

U.S. GOVERNMENT AGENCIES - 21.8%
FANNIE MAE - 21.0%
  5.00%, 5/14/07                                      620           638
  6.00%, 1/18/12                                    1,110         1,183
 Grantor Trust, Series 2003-T1, Class B,
  4.49%, 11/25/12                                     865           912
 Pool #545812,
  6.50%, 8/1/32                                       640           667
 Pool #555254,
  6.50%, 1/1/33                                       530           552
 Pool #703439,
  5.00%, 6/1/18                                     1,630         1,691
 Pool TBA, /(2)/
  4.50%, 12/31/40                                     565           579
  5.50%, 12/31/49                                   1,695         1,760
---------------------------------------------------------------------------
                                                                  7,982
---------------------------------------------------------------------------
FREDDIE MAC - 0.8%
  5.75%, 4/29/09                                      275           285
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
---------------------------------------------------------------------------
(COST $8,119)                                                     8,267

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS                              MAY 31, 2003 (UNAUDITED)
INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                                   000S)        (000S)
U.S. GOVERNMENT OBLIGATIONS - 4.0%
U.S. TREASURY NOTES - 4.0%
  1.63%, 4/30/05                                   $1,140       $ 1,147
  2.00%, 5/15/06                                       75            76
  3.63%, 5/15/13                                      285           292
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
-------------------------------------------------------------------------
(COST $1,511)                                                     1,515

SHORT-TERM INVESTMENT - 10.4%
 Credit Suisse First Boston, Canada, Eurodollar
  Time Deposit,
  1.32%, 6/2/03                                     3,936         3,936
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-------------------------------------------------------------------------
(COST $3,936)                                                     3,936

-------------------------------------------------------------------------
TOTAL INVESTMENTS - 104.9%
-------------------------------------------------------------------------
(COST $38,360)                                                   39,781
  Liabilities less Other Assets - (4.9)%                         (1,861)
-------------------------------------------------------------------------
NET ASSETS - 100.0%                                             $37,920

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to approximately $692,000 or 1.8% of net assets.

(2) When-Issued Security.

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS                              MAY 31, 2003 (UNAUDITED)
   SHORT-INTERMEDIATE BOND PORTFOLIO

                                                     PRINCIPAL
                                                        AMOUNT        VALUE
                                                        (000S)       (000S)
ASSET-BACKED SECURITIES - 16.8%
AUTOMOBILE - 7.8%
 BMW Vehicle Owner Trust, Series 2003-A, Class A3,      $1,000      $ 1,008
  1.94%, 2/25/07
 Capital Auto Receivables Asset Trust, Series
  2002-3, Class A2A,
  3.05%, 9/15/05                                           500          511
 Daimler Chrysler Auto Trust,
  Series 2001-B, Class A4,
  5.32%, 9/6/06                                          3,500        3,690
 Ford Credit Auto Owner Trust,
  Series 2001-E, Class A4,
  4.01%, 3/15/06                                         2,915        3,013
 Ford Credit Auto Owner Trust,
  Series 2003-A, Class A4A,
  2.70%, 6/15/07                                         1,005        1,028
 Harley-Davidson Motorcycle Trust,
  Series 2003-1, Class A2,
  2.63%, 11/15/10                                          750          766
 Honda Auto Receivables Owner Trust,
  2.48%, 7/18/08                                         1,500        1,526
 Household Automotive Trust,
  Series 2000-2, Class A3,
  7.34%, 11/17/04                                          102          103
 Toyota Auto Receivables Owner Trust,
  Series 2002-B, Class A2,
  2.79%, 12/15/04                                          159          160
 USAA Auto Owner Trust, Series 2002-1, Class A3,
  2.41%, 10/16/06                                          410          415
 Whole Auto Loan Trust, Series 2002-1, Class A3,
  2.60%, 8/15/06                                         1,500        1,528
------------------------------------------------------------------------------
                                                                     13,748
------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SERVICES - 0.2%
 LB Commercial Conduit Mortgage Trust, Series
  1998-C1, Class A1,
  6.33%, 2/18/30                                           331          332
------------------------------------------------------------------------------
CREDIT CARD - 3.2%
 Citibank Credit Card Issuance Trust,
  Series 2003-A2, Class A2,
  2.70%, 1/15/08                                         1,810        1,850
 MBNA Credit Card Master Note Trust,
  Series 2001-A3, Class A3,
  1.40%, 12/15/08                                        3,750        3,756
------------------------------------------------------------------------------
                                                                      5,606
------------------------------------------------------------------------------
HOME EQUITY - 1.9%
 Advanta Mortgage Loan Trust,
  Series 2000-1, Class A4,
  8.61%, 3/25/28                                           500          550
 Chase Funding Mortgage Loan
  Asset-Backed Certificates,
  Series 2002-2, Class 1A1,
  2.81%, 6/25/16                                           309          310
 EQCC Trust, Series 2002-1, Class 2A,
  1.62%, 11/25/31                                        2,435        2,437
------------------------------------------------------------------------------
                                                                      3,297
------------------------------------------------------------------------------
OTHER - 2.3%
 ComEd Transitional Funding Trust,
  Series 1998-1, Class A5,
  5.44%, 3/25/07                                         3,000        3,129
 Lehman Federal Housing Authority Title I Loan
  Trust, Interest Only Stripped Security, Series
  1995-6, Class S,
  0.49%, 11/25/16                                            -           64
 Lehman Federal Housing Authority Title I Loan
  Trust, Series 1995-3, Class A,
  8.00%, 5/25/16                                           926          926
------------------------------------------------------------------------------
                                                                      4,119
------------------------------------------------------------------------------
WHOLE LOAN - 1.4%
 First Nationwide Trust, Series 2001-1, Class
  2A2, 7.00%, 6/25/31                                      164          168
 GE Capital Mortgage Services, Inc., Series
  1994-15, Class A6,
  6.00%, 4/25/09                                           297          299
 PNC Mortgage Securities Corp.,
  Series 1996-PR1, Class A, /(1)/
  5.85%, 4/28/27                                           337          317
 Prudential Home Mortgage Securities, Series
  1993-60, Class A3,
  6.75%, 12/25/23                                        1,676        1,673
------------------------------------------------------------------------------
                                                                      2,457
------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
------------------------------------------------------------------------------
(COST $29,000)                                                       29,559

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SHORT-INTERMEDIATE BOND PORTFOLIO (continued)

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)         (000S)
CORPORATE BONDS - 33.7%
AEROSPACE/DEFENSE - 0.2%
 General Dynamics Corp.,
  2.13%, 5/15/06                                         $  395        $   397
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.9%
 Daimler Chrysler NA Holding Corp.,
  4.75%, 1/15/08                                          1,000          1,052
  3.75%, 6/4/08                                             500            501
--------------------------------------------------------------------------------
                                                                         1,553
--------------------------------------------------------------------------------
BANKS - 6.0%
 Bank of America Corp.,
  4.75%, 10/15/06                                         1,000          1,082
  3.88%, 1/15/08                                          1,100          1,157
 Bank of New York (The) Co., Inc.,
  3.75%, 2/15/08                                          1,100          1,147
 FleetBoston Financial Corp.,
  3.85%, 2/15/08                                            400            417
 JP Morgan Chase & Co.,
  4.00%, 2/1/08                                           1,500          1,571
  3.63%, 5/1/08                                             300            308
 Marshall & Ilsley Corp.,
  5.75%, 9/1/06                                           1,000          1,114
 National City Corp.,
  3.20%, 4/1/08                                           1,000          1,017
 U.S. Bancorp,
  3.13%, 3/15/08                                            685            694
 Wells Fargo & Co.,
  3.50%, 4/4/08                                           2,000          2,065
--------------------------------------------------------------------------------
                                                                        10,572
--------------------------------------------------------------------------------
BEVERAGES - 0.4%
 Coca-Cola Enterprises, Inc.,
  5.38%, 8/15/06                                            700            770
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 18.4%
 American Express Co.,
  3.75%, 11/20/07                                           915            957
 American General Finance Corp.,
  4.50%, 11/15/07                                           975          1,040
 Bear Stearns Cos. (The), Inc.,
  4.00%, 1/31/08                                          1,000          1,054
 Capital One Bank,
  4.88%, 5/15/08                                            450            455
 CIT Group, Inc.,
  4.13%, 2/21/06                                            400            415
 Citigroup, Inc.,
  5.50%, 8/9/06                                           2,000          2,203
  3.50%, 2/1/08                                             950            978
 Countrywide Home Loans, Inc.,
  4.25%, 12/19/07                                           750            793
  3.25%, 5/21/08                                          1,500          1,516
 Credit Suisse First Boston USA, Inc.,
  4.63%, 1/15/08                                            500            534
 Ford Motor Credit Co.,
  7.50%, 3/15/05                                            925            977
  6.50%, 1/25/07                                          2,100          2,188
 General Electric Capital Corp.,
  5.00%, 6/15/07                                          1,930          2,118
  3.50%, 5/1/08                                           1,875          1,926
 General Motors Acceptance Corp.,
  5.75%, 11/5/04                                            540            559
  7.50%, 7/15/05                                            710            765
  6.13%, 9/15/06                                            325            341
  6.13%, 8/28/07                                          2,000          2,098
 Goldman Sachs Group, Inc.,
  4.13%, 1/15/08                                          1,400          1,470
 Household Finance Corp.,
  3.38%, 2/21/06                                            750            778
  4.63%, 1/15/08                                          1,820          1,938
  6.38%, 11/27/12                                           205            234
 International Lease Finance Corp.,
  2.95%, 5/23/06                                            285            285
 John Deere Capital Corp.,
  3.90%, 1/15/08                                            725            754
 Lehman Brothers Holdings, Inc.,
  6.63%, 2/5/06                                             765            856
  4.00%, 1/22/08                                          1,000          1,048
 MBNA America Bank,
  6.50%, 6/20/06                                            400            442
 Morgan Stanley Dean Witter & Co.,
  6.10%, 4/15/06                                          1,000          1,105
  3.63%, 4/1/08                                             750            771
 National Rural Utilities Cooperation Finance,
  3.88%, 2/15/08                                            750            784
 SLM Corp.,
  3.63%, 3/17/08                                            905            933
--------------------------------------------------------------------------------
                                                                        32,315
--------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                          (000S)          (000S)
CORPORATE BONDS - 33.7% - CONTINUED
ELECTRIC - 1.8%
 DPL, Inc.,
  8.25%, 3/1/07                                           $   200        $   222
 Duke Energy Corp., /(1)/
  3.75%, 3/5/08                                               275            285
 Florida Power & Light Co.,
  6.88%, 12/1/05                                            1,020          1,140
 FPL Group Capital, Inc.,
  3.25%, 4/11/06                                              500            513
 Peco Energy Co.,
  3.50%, 5/1/08                                               725            750
 PSEG Energy Holdings, Inc., /(1)/
  7.75%, 4/16/07                                              220            234
--------------------------------------------------------------------------------
                                                                           3,144
--------------------------------------------------------------------------------
FOOD - 0.2%
 Kellogg Co.,
  2.88%, 6/1/08                                               300            300
--------------------------------------------------------------------------------
INSURANCE - 0.4%
 Marsh & McLennan Cos., Inc.,
  3.63%, 2/15/08                                              380            394
 Prudential Financial, Inc.,
  3.75%, 5/1/08                                               275            282
--------------------------------------------------------------------------------
                                                                             676
--------------------------------------------------------------------------------
MEDIA - 2.5%
 AOL Time Warner, Inc.,
  6.15%, 5/1/07                                               800            883
 Comcast Corp.,
  5.85%, 1/15/10                                            1,020          1,120
  6.50%, 1/15/15                                              500            564
 Reed Elsevier Capital, Inc.,
  6.13%, 8/1/06                                               720            806
 Viacom, Inc.,
  7.75%, 6/1/05                                             1,000          1,117
--------------------------------------------------------------------------------
                                                                           4,490
--------------------------------------------------------------------------------
OIL & GAS - 1.7%
 ConocoPhillips,
  3.63%, 10/15/07                                           2,000          2,090
 Consolidated Natural Gas Co.,
  5.38%, 11/1/06                                              795            866
--------------------------------------------------------------------------------
                                                                           2,956
--------------------------------------------------------------------------------
RETAIL - 0.6%
 Target Corp.,
  3.38%, 3/1/08                                             1,000          1,032
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.3%
 Verizon Wireless Capital LLC,
  5.38%, 12/15/06                                         $   500        $   547
--------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
 Caliber System, Inc.,
  7.80%, 8/1/06                                               515            588
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
--------------------------------------------------------------------------------
(COST $56,469)                                                            59,340


FOREIGN BONDS - 3.4%
BEVERAGES - 0.6%
 Diageo Capital PLC,
  6.63%, 6/24/04                                              505            533
  3.38%, 3/20/08                                              450            463
--------------------------------------------------------------------------------
                                                                             996
--------------------------------------------------------------------------------
REGIONAL - 1.2%
 Province of Ontario,
  3.50%, 9/17/07                                              965          1,010
 Province of Quebec,
  5.50%, 4/11/06                                            1,035          1,132
--------------------------------------------------------------------------------
                                                                           2,142
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.6%
 British Telecommunications PLC,
  8.38%, 12/15/10                                             700            879
 Vodafone Group PLC,
  3.95%, 1/30/08                                            1,815          1,906
--------------------------------------------------------------------------------
                                                                           2,785
--------------------------------------------------------------------------------
TOTAL FOREIGN BONDS
--------------------------------------------------------------------------------
(COST $5,659)                                                              5,923


U.S. GOVERNMENT AGENCIES - 23.3%
FANNIE MAE - 18.1%
  3.50%, 9/15/04                                            5,000          5,146
  1.88%, 12/15/04                                          10,000         10,091
  5.00%, 5/14/07                                            5,005          5,148
 Pool #555254,
  6.50%, 1/1/33                                             5,520          5,753
 Pool TBA, /(2)/
  5.50%, 12/31/49                                           5,520          5,731
--------------------------------------------------------------------------------
                                                                          31,869
--------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
  SCHEDULE OF INVESTMENTS                               MAY 31, 2003 (UNAUDITED)
  SHORT-INTERMEDIATE BOND PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)          (000S)
U.S. GOVERNMENT AGENCIES - 23.3% - CONTINUED
FREDDIE MAC - 5.2%
  3.88%, 2/15/05                                         $  2,105       $ 2,196
 Series 2500, Class GE,
  5.50%, 9/15/17                                            2,300         2,461
 Series 2500, Class TE,
  5.50%, 9/15/17                                            2,300         2,462
 Structured Pass Through Securities, Series
  T-54, Class 3A,
  7.00%, 2/25/43                                            1,876         2,033
--------------------------------------------------------------------------------
                                                                          9,152
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
--------------------------------------------------------------------------------
(COST $40,639)                                                           41,021


U.S. GOVERNMENT OBLIGATIONS - 15.7%
U.S. TREASURY NOTES - 15.7%
  1.63%, 4/30/05                                           25,600        25,759
  2.00%, 5/15/06                                                5             5
  2.63%, 5/15/08                                            1,805         1,834
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------------------
(COST $27,398)                                                           27,598


SHORT-TERM INVESTMENT - 10.1%
 Credit Suisse First Boston, Canada, Eurodollar
  Time Deposit,
  1.32%, 6/2/03                                            17,740        17,740
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $17,740)                                                           17,740


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.0%
--------------------------------------------------------------------------------
(COST $176,905)                                                         181,181
 Liabilities less Other Assets - (3.0)%                                  (5,220)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $175,961
--------------------------------------------------------------------------------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to approximately $836,000 or 0.5% of net assets.

(2)  When-Issued Security.


See Accompanying Notes to the Financial Statements.


FIXED INCOME PORTFOLIOS 46 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS                                MAY 31, 2003 (UNAUDITED)
U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                       PRINCIPAL
                                                         AMOUNT           VALUE
                                                         (000S)           (000S)
U.S. GOVERNMENT AGENCIES - 47.5%
Fannie Mae - 36.6%
  5.25%, 4/15/07                                       $  16,000      $  17,872
  5.00%, 5/14/07                                           2,870          2,952
  3.25%, 1/15/08                                           2,000          2,076
 Pool #545812,
  6.50%, 8/1/32                                            2,470          2,574
 Pool #555254,
  6.50%, 1/1/33                                            6,030          6,284
 Pool #555384,
  5.50%, 4/1/18                                            8,705          9,042
 Pool TBA, /(1)/
  5.50%, 12/31/49                                          4,825          5,009
-------------------------------------------------------------------------------
                                                                         45,809
-------------------------------------------------------------------------------
Freddie Mac - 7.3%
  3.25%, 11/15/04                                          5,000          5,142
 Pool #410092,
  5.11%, 11/1/24                                              57             58
 Series 2500, Class GE,
  5.50%, 9/15/17                                           1,400          1,498
 Series 2500, Class TE,
  5.50%, 9/15/17                                           1,100          1,178
 Structured Pass Through Securities, Series
  T-54, Class 3A,
  7.00%, 2/25/43                                           1,180          1,278
-------------------------------------------------------------------------------
                                                                          9,154
-------------------------------------------------------------------------------
Freddie Mac Gold - 1.1%
 Pool #E91020,
  5.50%, 8/1/17                                            1,356          1,405
-------------------------------------------------------------------------------
Government National Mortgage Association II - 2.5%
 Pool #003362,
  6.00%, 3/20/33                                           3,026          3,153
-------------------------------------------------------------------------------
 Total U.S. Government Agencies
-------------------------------------------------------------------------------
 (COST $58,811)                                                          59,521

U.S. GOVERNMENT OBLIGATIONS - 43.6%
U.S. Treasury Notes - 43.6%
  6.00%, 8/15/04                                           4,800          5,077
  5.88%, 11/15/04                                          8,470          9,039
  1.63%, 4/30/05                                          10,305         10,369
  1.25%, 5/31/05                                           4,000          3,994
  2.00%, 5/15/06                                           8,000          8,100
  3.50%, 11/15/06                                         10,000         10,584
  2.63%, 5/15/08                                           7,300          7,419
-------------------------------------------------------------------------------
 Total U.s. Government Obligations
-------------------------------------------------------------------------------
 (Cost $53,582)                                                          54,582


SHORT-TERM INVESTMENT - 15.8%

 Sallie Mae Discount Notes,
  1.28%, 6/2/03                                           19,819         19,818
-------------------------------------------------------------------------------
 Total Short-term Investment
-------------------------------------------------------------------------------
 (COST $19,818)                                                          19,818



-------------------------------------------------------------------------------
 Total Investments - 106.9%
-------------------------------------------------------------------------------
 (Cost $132,211)                                                        133,921

   Liabilities less Other Assets - (6.9)%                                (8,633)
-------------------------------------------------------------------------------
 NET ASSETS - 100.0%                                                  $ 125,288


(1) When-Issued Security.

See Accompanying Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes twenty-two portfolios (the "Portfolios"), each with its own investment objective. Each Portfolio, other than the International Bond Portfolio, is classified as diversified. Northern Trust Investments, Inc. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers for the International Bond, Bond, Intermediate Bond and Short-Intermediate Bond Portfolios. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust is the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements for the fixed income portfolios.

Each of the Portfolios is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. As of May 31, 2003, Class A, Class C and Class D shares are outstanding for certain Portfolios.


2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value as of May 31, 2003. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are generally valued at the regular trading session closing price on the exchange or in the market where such securities are primarily traded. If any such security is not traded on a valuation date, it is valued at the current quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the current quoted bid price. Fixed income securities, however, may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of investment companies are valued at net asset value at each valuation date. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates fair value. Securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees.

B) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. Realized gains and losses on investment transactions are calculated by using an identified-cost basis method. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date or as soon as the information is available.

C) EXPENSES - Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

FIXED INCOME PORTFOLIOS 48 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)




D) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only securities and the value of principal only stripped securities vary inversely with changes in interest rates.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions or as a crosshedge transaction, or for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

F) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

G) WHEN ISSUED/DELAYED DELIVERY SECURITIES - Certain Portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the Net Asset Value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When Issued/Delayed Delivery securities as of May 31, 2003 are noted in each of the Portfolio's Schedule of Investments and Statement of Assets and Liabilities.

H) PORTFOLIO SECURITIES LOANED - Certain Portfolios participate in Northern Trust's securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g. brokers approved by Northern Trust) as of the six months ended May 31, 2003. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Cash collateral is invested in the Liquid Assets Portfolio, one of the Trust's money market funds; non-cash collateral is held in custody for the Portfolios. The value of the collateral is monitored daily to ensure the value of such collateral is approximately 102% of the value of the total securities loaned to each borrower. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern for administering the securities lending program. Income (net of fees) is disclosed as investment income on each Portfolio's Statement of Operations.

The fair value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios as of May 31, 2003, were as follows:

                                            CASH     NON-CASH
                                 FAIR    COLLATERAL COLLATERAL
                               VALUE OF   HELD ON    HELD ON     FEES
                              SECURITIES BEHALF OF  BEHALF OF  PAID TO
         Amounts in thousands   LOANED    THE FUND   THE FUND  NORTHERN
         --------------------------------------------------------------
           Core Bond           $23,498    $21,715    $ 4,186    $  12
           U.S. Treasury
            Index               32,330     21,605     11,315        5
           U.S. Government
            Securities          34,059     28,024      6,574        5
         --------------------------------------------------------------

No loans to individual broker/dealers exceeded 10% of each respective Portfolio's net assets as of the six months ended May 31, 2003.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 49 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




I) FEDERAL INCOME TAXES - It is each Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

At November 30, 2002, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                                 NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
         Amounts in thousands        2007         2008         2010
         --------------------------------------------------------------
         International Bond        $    --          $85         $831
         Bond                           --        7,456       22,947
         Core Bond                      --           --        2,526
         Intermediate Bond           1,117        1,510           --
         Short-Intermediate Bond        --       14,285        2,589
         --------------------------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2002, the tax components of undistributed net investment income and realized gains were as follows:

                                               UNDISTRIBUTED
                                     ---------------------------------
                                     TAX-EXEMPT ORDINARY   LONG-TERM
          Amounts in thousands         INCOME   INCOME*  CAPITAL GAINS
          ------------------------------------------------------------
          International Bond           $   --    $1,268     $   --
          Bond                             --       812         --
          Core Bond                        --        48         --
          U.S. Treasury Index              --        61      1,076
          Intermediate Bond                --        37         --
          Short-Intermediate Bond          --       129         --
          U.S. Government Securities       --     1,679        701
          ------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2002, were as follows:

                                            DISTRIBUTIONS FROM
                                     ---------------------------------
                                     TAX-EXEMPT ORDINARY   LONG-TERM
          Amounts in thousands         INCOME   INCOME*  CAPITAL GAINS
          ------------------------------------------------------------
          International Bond           $   --   $   829     $   --
          Bond                             --    45,282         --
          Core Bond                        --     8,285         --
          U.S. Treasury Index              --     2,314        899
          Intermediate Bond                --     1,887         --
          Short-Intermediate Bond          --     9,409         --
          U.S. Government Securities       --     4,975      1,177
          ------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.


J) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                     -------------------------------------
                      International Bond          Annually
                      Bond                         Monthly
                      Core Bond                    Monthly
                      U.S. Treasury Index          Monthly
                      Intermediate Bond            Monthly
                      Short-Intermediate Bond      Monthly
                      U.S. Government Securities   Monthly
                     -------------------------------------

Each Portfolio's net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, based on a specified percentage of each Portfolio's average daily net assets. For the six months ended May 31, 2003, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2003, are as follows:

                                                           ADVISORY
                                          ANNUAL     LESS  FEE AFTER
                                       ADVISORY FEE WAIVER  WAIVER
            --------------------------------------------------------
            International Bond             .85%      .15%     .70%
            Bond                           .40       .15      .25
            Core Bond                      .40       .15      .25
            U.S. Treasury Index            .30       .15      .15
            Intermediate Bond              .40       .15      .25
            Short-Intermediate Bond        .40       .15      .25
            U.S. Government Securities     .40       .15      .25
            --------------------------------------------------------

The waivers described previously are voluntary and may be terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses re-

FIXED INCOME PORTFOLIOS 50 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



lated thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of .01%, .10% and .15% of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolios' custodian expenses. Custodian credits are reflected in the Portfolios' Statements of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of .10% (.15% in the case of the International Bond Portfolio) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIE for its duties as investment adviser and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis .10% of a Portfolio's average daily net assets (.25% for the International Bond Portfolio), the co-administrators will reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2003, under such arrangements, are shown on the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers and Trustees of the Trust are also officers and directors of Northern Trust. All officers and affiliated Trustees serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provision of Rule 2a-7 under the Investment Company Act of 1940. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2003, the amounts payable were immaterial.

5   SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .15% and .25% of the average daily net assets of the outstanding Class C and D shares, respectively.

6   INVESTMENT TRANSACTIONS
Investment transactions for the six months ended May 31, 2003, (excluding short-term investments) were as follows:

                                  PURCHASES                 SALES
                           ----------------------- -----------------------
      Amounts in thousands U.S. GOVERNMENT  OTHER  U.S. GOVERNMENT  OTHER
      --------------------------------------------------------------------
      International Bond             --      4,507          491     18,975
      Bond                    1,356,552    337,399    1,441,768    324,737
      Core Bond                 312,507     46,254      316,631     46,600
      U.S. Treasury Index        29,530         --       18,835         --
      Intermediate Bond          91,054     24,313      109,105     16,368
      Short-Intermediate
       Bond                     292,003     52,949      355,384     21,480
      U.S. Government
       Securities               196,071         --      194,229         --
      --------------------------------------------------------------------

At May 31, 2003, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                           NET    COST FOR
                                          APPRE-  FEDERAL
                                         CIATION   INCOME
                     APPRECIA- DEPRECIA- (DEPRE-    TAX
Amounts in thousands   TION      TION    CIATION) PURPOSES
----------------------------------------------------------
International Bond    $1,493      $(54)   $1,439  $11,053
Bond                  24,133    (6,811)   17,322  766,538
Core Bond              3,210      (371)    2,839  117,899
U.S. Treasury Index    3,912         --    3,912   61,501
Intermediate Bond      1,445       (24)    1,421   38,360
Short-Intermediate
 Bond                  4,419      (143)    4,276  176,905
U.S. Government
  Securities           1,766       (56)    1,710  132,211
----------------------------------------------------------

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)
                                                       MAY 31, 2003 (UNAUDITED)




7   BANK LOANS
On December 19, 2002, the Trust entered into a $150,000,000 revolving bank credit line administered by Deutsche Bank AG, for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above LIBOR (London Interbank Offering Rate).

Prior to December 19, 2002, the Trust maintained a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the NIBOR (New York Interbank Offering Rate).

The Portfolios had no borrowings under either agreement during the six months ended May 31, 2003.

8   SHARE TRANSACTIONS
Transactions in Class A Shares for the six months ended May 31, 2003 were as follows:

                                                                  NET
                                      REINVESTED                INCREASE
       Amounts in thousands    SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
       ------------------------------------------------------------------
       International Bond         69       30           842        (743)
       Bond                    3,369      649         7,279      (3,261)
       Core Bond               4,503      142         4,956        (311)
       U.S. Treasury Index       868       69           479         458
       Intermediate Bond         767       29         1,247        (451)
       Short-Intermediate Bond 3,432      129         4,732      (1,171)
       U.S. Government
        Securities             1,134      194           817         511
       ------------------------------------------------------------------

Transactions in Class A shares for the fiscal year ended November 30, 2002 (Audited) were as follows:

                                                                 NET
                                     REINVESTED                INCREASE
        Amounts in thousands SALES  DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ----------------------------------------------------------------
        International Bond      101        34          227         (92)
        Bond                 10,897     2,058       21,784      (8,829)
        Core Bond             3,028       839        8,934      (5,067)
        U.S. Treasury Index   2,217       113        2,106         224
        Intermediate Bond       294        76          365           5
        Short-Intermediate
        Bond                  5,884       442       10,547      (4,221)
        U.S. Government
         Securities           1,578       294        1,521         351
        ----------------------------------------------------------------

Transactions in Class C shares for the six months ended May 31, 2003 were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        Bond                  45        10           69         (14)
        U.S. Treasury Index   51         5           50           6
        ---------------------------------------------------------------

Transactions in Class C shares for the fiscal year ended November 30, 2002 (Audited) were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        Bond                   63       34           660        (563)
        U.S. Treasury Index   121        4            39          86
        ---------------------------------------------------------------

Transactions in Class D shares for the six months ended May 31, 2003 were as follows:

                                                                 NET
                                    REINVESTED                 INCREASE
        Amounts in thousands SALES DISTRIBUTIONS -REDEMPTIONS (DECREASE)
        ----------------------------------------------------------------
        International Bond    21        --             4          17
        Bond                  --         1            --           1
        U.S. Treasury Index   51         1            10          42
        Intermediate Bond      1        --            --           1
        Short-Intermediate
        Bond                   1        --            --           1
        U.S. Government
         Securities            8         2             3           7
        ----------------------------------------------------------------

Transactions in Class D shares for the fiscal year ended November 30, 2002 (Audited) were as follows:

                                                                  NET
                                      REINVESTED                INCREASE
       Amounts in thousands    SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
       ------------------------------------------------------------------
       International Bond        6        --           --           6
       Bond                     11         1            5           7
       U.S. Treasury Index      16         1            3          14
       Intermediate Bond         3        --            1           2
       Short-Intermediate Bond   1        --           --           1
       U.S. Government
        Securities              27         2            3          26
       ------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 52 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                                NIF SAR FIX 7/03

2003 Northern Institutional Funds
Northern Funds Distributors, LLC, not affiliated with Northern Trust.
                                                                  PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
50 South LaSalle Street                                        FARMINGDALE, NY
P.O. Box 75986                                                 PERMIT NO. 225
Chicago, Illinois 60675-5986
800/637-1380
northerninstitutionalfunds.com

  NORTHERN
  INSTITUTIONAL FUNDS

          [LOGO HERE] Managed by
                      Northern Trust

                                                                    MAY 31, 2003

NORTHERN INSTITUTIONAL FUNDS
Equity Portfolios


                                     [PHOTO]


TRUST NORTHERN  for investment solutions
                                     NORTHERN
                                     INSTITUTIONAL FUNDS

                                               Managed by      Semiannual Report
                                        [LOGO] Northern Trust

                                     [PHOTO]

a MESSAGE from
     Orie L. Dudley Jr.
   CHIEF INVESTMENT OFFICER

AFTER EXPERIENCING A SUBSTANTIAL decline over the first two and a half months of 2003, global stock markets staged a strong recovery during the spring. The most important catalyst for the rally was the end of the war in Iraq, which removed the uncertainty that had been weighing heavily on investor sentiment prior to the outbreak of hostilities.

Important developments on this front include the continued stimulative interest rate policy of the U.S. Federal Reserve. The Fed reaffirmed its accommodative stance at its May meeting and signaled that stronger economic growth would not necessarily lead to interest rate increases. The rapid expansion of federal fiscal stimulus also has enhanced the economic outlook. Congress recently approved a new tax cut package that will save taxpayers a total of $350 billion. At the same time, government spending is on the rise due in part to security-related outlays and the costs of the United States' involvement in Iraq.

Current economic growth remains sluggish, however. First quarter gross domestic product was lackluster, and most economic indicators remain weak.

But given that financial markets tend to be forward-looking, the central question is, Will there be a strong second half acceleration or continued below-trend growth? The current backdrop may support an acceleration, as previously constraining factors have become more positive. For example, oil prices have declined, interest rates have fallen to new lows, and geopolitical concerns have eased. In addition, the weakness in the dollar - while problematic long term - has helped make U.S. companies more competitive in the short term. Finally, a more favorable tone in the credit markets has allowed more companies to gain access to financing.

The improvement in corporate profitability during the first quarter has been particularly encouraging for both the financial markets and the economy. Year-over-year growth in the operating earnings of companies in the S&P 500 exceeded 12%, which was well above expectations. Cost-cutting and higher productivity were major contributors, but top-line revenues also grew by 9 per-cent (4 percent excluding companies in the booming energy sector).

Investor psychology and behavior increasingly have been influenced by continued monetary and fiscal stimuli and indications of improvement in financial conditions. This has been a distinct positive for stock market performance.

Sincerely,

/s/ Orie L. Dudley Jr.
Orie L. Dudley Jr.
Chief Investment Officer
Northern Trust

               ----------------------------------------------------------------
                                                              EQUITY PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS




                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC, not affiliated with Northern Trust.

                   2  STATEMENTS OF ASSETS AND LIABILITIES

                   4  STATEMENTS OF OPERATIONS

                   6  STATEMENTS OF CHANGES IN NET ASSETS

                   8  FINANCIAL HIGHLIGHTS

                      SCHEDULES OF INVESTMENTS

                      22  INTERNATIONAL GROWTH PORTFOLIO

                      24  INTERNATIONAL EQUITY INDEX PORTFOLIO

                      38  SMALL COMPANY GROWTH PORTFOLIO

                      41  SMALL COMPANY INDEX PORTFOLIO

                      67  MID CAP GROWTH PORTFOLIO

                      69  FOCUSED GROWTH PORTFOLIO

                      71  DIVERSIFIED GROWTH PORTFOLIO

                      73  EQUITY INDEX PORTFOLIO

                      81  BALANCED PORTFOLIO

                  87  NOTES TO THE FINANCIAL STATEMENTS

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

  STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                           SMALL        SMALL
                                                                           INTERNATIONAL  INTERNATIONAL   COMPANY      COMPANY
Amounts in thousands,                                                         GROWTH      EQUITY INDEX     GROWTH       INDEX
except per share data                                                        PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                         $ 92,910       $100,528     $ 20,939     $ 73,646
Investments, at fair value                                                   $105,168       $ 86,094     $ 25,564     $ 79,745
Cash                                                                                1            683            -            1
Foreign currencies, at fair value (cost: $232,$412)                               233            415            -            -
Interest income receivable                                                          -              -            -            -
Dividend income receivable                                                        361            249            3           57
Cash collateral invested from securities loaned                                     -              -            -            -
Receivable for foreign tax withheld                                               217            100            -            -
Receivable for securities sold                                                      -              -          234            -
Receivable for variation margin on futures contracts                                -              -            -           30
Receivable for fund shares sold                                                     -              -            -            -
Receivable from affiliated administrator                                           10              7            8           25
Prepaid and other assets                                                            2              2            2           17
Total Assets                                                                  105,992         87,550       25,811       79,875
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                                                      -              -            -            -
Payable for cash collateral on securities loaned                                    -              -            -            -
Payable for securities purchased                                                    -              -          243            -
Payable for fund shares redeemed                                                    -              -            -           37
Payable to affiliates:
  Investment advisory fees                                                         70             17           16           13
  Co-administration fees                                                           13             11            2            6
  Custody and accounting fees                                                      24             12            5            -
  Transfer agent fees                                                               1              1            -            1
Accrued registration fees and other liabilities                                    30             15           22           21
Total Liabilities                                                                 138             56          288           78
---------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   $105,854       $ 87,494     $ 25,523     $ 79,797
---------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                                                $172,913       $121,048     $ 51,030     $147,509
Undistributed net investment income (loss)                                        118            978          (71)       1,663
Accumulated undistributed net realized loss                                   (79,469)       (20,221)     (30,061)     (75,709)
Net unrealized appreciation (depreciation)                                     12,292        (14,311)       4,625        6,334
Net Assets                                                                   $105,854       $ 87,494     $ 25,523     $ 79,797
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Class A                                                                    $105,471       $ 87,423     $ 25,490     $ 79,697
  Class C                                                                           -              -            -            -
  Class D                                                                         383             71           33          100
TOTAL SHARES OUTSTANDING (NO PAR VALUE), UNLIMITED SHARES AUTHORIZED:
  Class A                                                                      16,459         11,094        3,913        8,159
  Class C                                                                           -              -            -            -
  Class D                                                                          60              9            5           10
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE:
  Class A                                                                    $   6.41       $   7.88     $   6.51     $   9.77
  Class C                                                                           -              -            -            -
  Class D                                                                        6.41           7.73         6.48         9.64
---------------------------------------------------------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)


          MID CAP     FOCUSED    DIVERSIFIED   EQUITY
          GROWTH      GROWTH       GROWTH      INDEX       BALANCED
         PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO

----------------------------------------------------------------------


         $ 21,458    $193,527    $ 61,895     $716,097     $ 92,952
         $ 25,118    $217,090    $ 64,967     $718,055     $ 97,019
                1           1           1           10            -
                -           -           -            -            -
                -           1           -            -          248
                8         121          59        1,105           54
           11,911           -      17,962            -       18,326
                -           -           -            -            -
            1,043       1,597       2,455            -        2,310
                -           -           -          165            -
                -           -           -            2            -
                8           9           8           26            8
                2           2           4           25            2
           38,091     218,821      85,456      719,388      117,967
      ----------------------------------------------------------------

                -           -           -            -            5
           11,911           -      17,962            -       18,326
            1,294         491       2,703            -        2,588
                -           5           -          364            -

               16         135          35           59           40
                2          18           5           59            8
                4           5           4           27            1
                -           3           1           10            1
               23          31          21           97           17
           13,250         688      20,731          616       20,986
      ----------------------------------------------------------------
         $ 24,841    $218,133    $ 64,725     $718,772     $ 96,981
      ----------------------------------------------------------------

         $ 38,608    $290,377    $ 71,455     $767,018     $100,318
              (83)          2         231          220           (9)
          (17,344)    (95,809)    (10,033)     (51,975)      (7,395)
            3,660      23,563       3,072        3,509        4,067
         $ 24,841    $218,133    $ 64,725     $718,772     $ 96,981
      ----------------------------------------------------------------

         $ 22,936    $201,809    $ 64,349     $668,960     $ 95,970
            1,705      14,825           -       43,545          684
              200       1,499         376        6,267          327

            2,771      19,650      10,384       53,736        8,824
              207       1,465           -        3,514           63
               24         152          63          506           30

         $   8.28    $  10.27    $   6.20     $  12.45     $  10.88
             8.23       10.12           -        12.39        10.87
             8.20        9.87        5.96        12.38        10.80
      ----------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

  STATEMENT OF OPERATIONS

                                                                                                           SMALL             SMALL
Amounts in thousands                                         INTERNATIONAL         INTERNATIONAL          COMPANY           COMPANY
                                                                GROWTH              EQUITY INDEX          GROWTH             INDEX
                                                               PORTFOLIO             PORTFOLIO           PORTFOLIO         PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                               $ 1,335               $ 1,213               $   33           $    865
Interest income                                                    11                    11                    7                 10
Net income from securities loaned                                   -                     -                    -                  -
  Total Investment Income                                       1,346/(1)/            1,224/(2)/              40                875
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                          460                   133                  115                171
Co-administration fees                                             77                    57                   12                 57
Custody and accounting fees                                        73                    52                   20                 49
Transfer agent fees                                                 6                     4                    1                  6
Registration fees                                                  16                    16                   15                 16
Printing fees                                                       3                     3                    4                  3
Professional fees                                                   2                     2                    2                  2
Trustee fees and expenses                                           1                     1                    2                  1
Other                                                               8                     5                    4                  4
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                                   646                   273                  175                309
  Less voluntary waivers of investment advisory fees              (51)                  (38)                 (18)               (57)
  Less expenses reimbursed by administrator                       (49)                  (40)                 (46)               (76)
  Net Expenses                                                    546                   195                  111                176
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      800                 1,029                  (71)               699
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                                  (3,094)               (2,455)                (716)           (28,083)
  Futures contracts                                              (233)                 (115)                   -                 91
  Foreign currency transactions                                   (61)                   52                    -                  -
Net change in unrealized appreciation (depreciation) on:
  Investments                                                   3,542                 4,013                1,674             27,697
  Futures contracts                                              (144)                  (54)                   -               (149)
  Foreign currency transactions and forward foreign
    currency exchange contracts                                     1                     -                    -                  -
  Translation of other assets and liabilities denominated
    in foreign currencies                                          28                    10                    -                  -
  Net Gains (Losses) on Investments and Foreign Currency           39                 1,451                  958               (444)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   839               $ 2,480               $  887           $    255
------------------------------------------------------------------------------------------------------------------------------------

(1) Net of $150 in non-reclaimable foreign withholding taxes.
(2) Net of $159 in non-reclaimable foreign withholding taxes.

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)

         MID CAP            FOCUSED          DIVERSIFIED          EQUITY
         GROWTH             GROWTH             GROWTH              INDEX             BALANCED
        PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO

--------------------------------------------------------------------------------------------------
         $   27            $   791            $   454            $  6,359            $   369
              7                 97                 11                 159                730
              -                  -                  -                   -                  3
             34                888                465               6,518              1,102
--------------------------------------------------------------------------------------------------

            114                858                233                 716                272
             13                101                 31                 358                 45
             17                 18                 13                  78                 16
              2                 17                  3                  58                  6
             15                 16                 16                  16                 15
              4                  3                  3                  14                  3
              2                  2                  2                   8                  2
              1                  1                  1                   6                  2
              5                 17                  6                  50                  5
--------------------------------------------------------------------------------------------------
            173              1,033                308               1,304                366

            (13)              (101)               (31)               (358)               (45)

            (43)               (46)               (39)               (135)               (43)
            117                886                238                 811                278
--------------------------------------------------------------------------------------------------
            (83)                 2                227               5,707                824
--------------------------------------------------------------------------------------------------

          1,381             (6,099)            (5,580)            (27,984)            (3,394)
              -                  -                133                 548                385
              -                  -                  -                   -                  -

           (451)             6,636              5,672              35,134              5,624
              -                  -               (173)               (475)              (495)
              -                  -                  -                   -                  -

              -                  -                  -                   -                  -

            930                537                 52               7,223              2,120
--------------------------------------------------------------------------------------------------
         $  847            $   539            $   279            $ 12,930            $ 2,944
--------------------------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 EQUITY PORTFOLIOS


EQUITY PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                                     SMALL
                                                                        INTERNATIONAL        INTERNATIONAL          COMPANY
                                                                           GROWTH            EQUITY INDEX           GROWTH
                                                                          PORTFOLIO            PORTFOLIO           PORTFOLIO

 Amounts in thousands                                                  2003       2002      2003      2002      2003       2002
 -----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
 Net investment income (loss)                                        $    800   $  1,140  $  1,029  $  1,274   $   (71)  $   (242)
 Net realized gains (losses)                                           (3,388)   (25,414)   (2,518)  (15,730)     (716)    (6,820)
 Net change in unrealized appreciation (depreciation)                   3,427      5,935     3,969     3,661     1,674       (409)
   Net Increase (Decrease) in Net Assets Resulting from Operations        839    (18,339)    2,480   (10,795)      887     (7,471)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A SHARE TRANSACTIONS:
 Proceeds from shares sold                                             27,781     69,632    21,747    38,262     2,238     13,092
 Reinvestment of dividends                                                602        519     1,000       907         -          1
 Payments for shares redeemed                                         (47,766)   (50,163)  (17,440)  (35,461)   (6,844)   (11,666)
   Net Increase (Decrease) in Net Assets Resulting from Class A       (19,383)    19,988     5,307     3,708    (4,606)     1,427
   Share Transactions
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C SHARE TRANSACTIONS:
 Proceeds from shares sold                                                  -          -         -         -         -          -
 Reinvestment of dividends                                                  -          -         -         -         -          -
 Payments for shares redeemed                                               -          -         -         -         -          -
   Net Increase (Decrease) in Net Assets Resulting from Class C             -          -         -         -         -          -
   Share Transactions
------------------------------------------------------------------------------------------------------------------------------------
 CLASS D SHARE TRANSACTIONS:
 Proceeds from shares sold                                                 69      1,100         -        57         3         33
 Reinvestment of dividends                                                  -          -         -         -         -          -
 Payments for shares redeemed                                            (989)    (1,148)        -         -        (1)         -
   Net Increase (Decrease) in Net Assets Resulting from Class D          (920)       (48)        -        57         2         33
   Share Transactions
------------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income                                              (998)      (612)   (1,301)     (812)        -         (2)
 From net realized gains                                                    -          -         -      (164)        -          -
   Total Distributions to Class A shareholders                           (998)      (612)   (1,301)     (976)        -         (2)
------------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
 From net investment income                                                 -          -         -         -         -          -
 From net realized gains                                                    -          -         -         -         -          -
   Total Distributions to Class C shareholders                              -          -         -         -         -          -
------------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
 From net investment income                                                (2)        (8)       (1)        -         -          -
 From net realized gains                                                    -          -         -         -         -          -
   Total Distributions to Class D shareholders                             (2)        (8)       (1)        -         -          -
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS                              (20,464)       981     6,485    (8,006)   (3,717)    (6,013)
 NET ASSETS:
 Beginning of period                                                  126,318    125,337    81,009    89,015    29,240     35,253
 End of period                                                       $105,854   $126,318  $ 87,494  $ 81,009   $25,523   $ 29,240
------------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $    118   $    318  $    978  $  1,251   $   (71)  $      -
------------------------------------------------------------------------------------------------------------------------------------


See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2002

       SMALL
      COMPANY                MID CAP             FOCUSED            DIVERSIFIED            EQUITY
       INDEX                 GROWTH              GROWTH               GROWTH                INDEX             BALANCED
     PORTFOLIO              PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO

   2003      2002        2003      2002      2003       2002      2003      2002       2003       2002      2003      2002

 ---------------------------------------------------------------------------------------------------------------------------
 $    699  $   2,286   $   (83)  $  (184)  $      2   $   (414) $    227  $    385  $   5,707  $  10,445  $    824  $  1,969
  (27,992)   (29,520)    1,381    (4,181)    (6,099)   (36,943)   (5,447)     (363)   (27,436)    15,607    (3,009)   (1,473)
   27,548      9,874      (451)      252      6,636    (13,808)    5,499   (13,984)    34,659   (167,141)    5,129    (6,298)
      255    (17,360)      847    (4,113)       539    (51,165)      279   (13,962)    12,930   (141,089)    2,944    (5,802)
 ---------------------------------------------------------------------------------------------------------------------------

    7,316     45,734     1,863     4,920     29,484     78,615     5,499     7,894    118,821    312,973    16,065    25,324
    1,375      3,172         -         -          -          -       237       368     19,977     37,176       841     2,140
  (93,179)  (179,850)   (5,980)   (8,784)   (29,957)   (74,335)   (7,670)  (29,720)  (258,594)  (288,468)  (11,449)  (28,290)
  (84,488)  (130,944)   (4,117)   (3,864)      (473)     4,280    (1,934)  (21,458)  (119,796)    61,681     5,457      (826)
 ---------------------------------------------------------------------------------------------------------------------------

        -          -     1,205     2,978      8,069        152         -         -      3,939      7,140        47        77
        -          -         -         -          -          -         -         -      1,239      3,019         6        19
        -          -      (720)   (2,610)      (833)      (184)        -         -     (8,824)   (19,220)     (239)      (54)
        -          -       485       368      7,236        (32)        -         -     (3,646)    (9,061)     (186)       42
 ---------------------------------------------------------------------------------------------------------------------------

        1         38        89        78        532        647        34       153      1,077      1,822        21       149
        -          -         -         -          -          -         1         -        130        214         2         5
       (2)        (3)      (92)       (5)       (49)      (123)      (55)     (120)      (428)    (1,603)      (20)      (64)
       (1)        35        (3)       73        483        524       (20)       33        779        433         3        90
 ---------------------------------------------------------------------------------------------------------------------------

   (1,620)    (3,471)        -         -          -          -      (368)     (420)    (7,191)   (10,692)     (844)   (2,147)
        -          -         -         -          -          -         -         -    (13,490)   (29,192)        -         -
   (1,620)    (3,471)        -         -          -          -      (368)     (420)   (20,681)   (39,884)     (844)   (2,147)
 ---------------------------------------------------------------------------------------------------------------------------

        -          -         -         -          -          -         -         -       (415)      (671)       (6)      (19)
        -          -         -         -          -          -         -         -       (824)    (2,348)        -         -
        -          -         -         -          -          -         -         -     (1,239)    (3,019)       (6)      (19)
 ---------------------------------------------------------------------------------------------------------------------------

       (1)         -         -         -          -          -         -         -        (53)       (57)       (2)       (6)
        -          -         -         -          -          -         -         -        (94)      (205)        -         -
       (1)         -         -         -          -          -         -         -       (147)      (262)       (2)       (6)
 ---------------------------------------------------------------------------------------------------------------------------
  (85,855)  (151,740)   (2,788)   (7,536)     7,785    (46,393)   (2,043)  (35,807)  (131,800)  (131,201)    7,366    (8,668)

  165,652    317,392    27,629    35,165    210,348    256,741    66,768   102,575    850,572    981,773    89,615    98,283
 $ 79,797  $ 165,652   $24,841   $27,629   $218,133   $210,348  $ 64,725  $ 66,768  $ 718,772  $ 850,572  $ 96,981  $ 89,615
 ---------------------------------------------------------------------------------------------------------------------------
 $  1,663  $   2,585   $   (83)  $     -   $      2   $      -  $    231  $    372  $     220  $   2,172  $     (9) $     19
 ---------------------------------------------------------------------------------------------------------------------------


See Accompanying Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
 FINANCIAL HIGHLIGHTS

                                                                                            CLASS A
 INTERNATIONAL GROWTH PORTFOLIO

 Selected per share data                                     2003 /(4)/      2002        2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                       $   6.33       $   7.23    $  11.22    $  14.07    $  11.78    $  10.52
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.05           0.07        0.09        0.04        0.33        0.09
 Net realized and unrealized gains (losses)                     0.08          (0.93)      (2.31)      (0.44)       2.94        1.90
  Total Income (Loss) from Investment Operations                0.13          (0.86)      (2.22)      (0.40)       3.27        1.99
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income/(1)/                              (0.05)         (0.04)      (0.25)      (0.05)      (0.22)      (0.16)
  From net realized gains                                          -              -       (1.52)      (2.40)      (0.76)      (0.57)
   Total Distributions Paid                                    (0.05)         (0.04)      (1.77)      (2.45)      (0.98)      (0.73)
------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                             $   6.41       $   6.33    $   7.23    $  11.22    $  14.07    $  11.78
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN/(2)/                                              2.20%        (12.01)%    (23.51)%     (4.26)%     30.07%      20.44%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $105,471       $124,966    $123,520    $151,426    $147,689    $111,594
 Ratio to average net assets of:/(3)/
  Expenses, net of waivers and reimbursements                   1.07%/(5)/     1.06%       1.06%       1.06%       1.06%       1.06%
  Expenses, before waivers and reimbursements                   1.26%          1.24%       1.33%       1.33%       1.31%       1.31%
  Net investment income, net of waivers and reimbursements      1.56%          0.87%       0.39%       0.56%       0.92%       0.89%
  Net investment income, before waivers and reimbursements      1.37%          0.69%       0.12%       0.29%       0.67%       0.64%
 Portfolio Turnover Rate                                       39.98%        215.34%     237.21%     171.93%     168.10%     160.13%
------------------------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(3)  Annualized for periods less than one year.
(4) Financial highlights for the period ended were calculated using the average shares outstanding method.
(5) Expense ratio, net of waivers and reimbursements, for the period would have been 1.06% for Class A, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                             CLASS D
 INTERNATIONAL GROWTH PORTFOLIO

 Selected per share data                                       2003/(4)/       2002      2001/(6)/  2000/(7)/  1999/(8)/     1998
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                           $  6.30       $  7.22      $ 8.00         -    $11.60       $10.39
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                      0.01          0.05           -         -     (0.01)        0.09
 Net realized and unrealized gains (losses)                        0.11         (0.94)      (0.78)        -      2.59         1.83
  Total Income (Loss) from Investment Operations                   0.12         (0.89)      (0.78)        -      2.58         1.92
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income/(1)/                                (0.01)         (0.03)          -         -         -        (0.14)
  From net realized gains                                             -             -           -         -     (0.76)       (0.57)
  In excess of net investment income                                  -             -           -         -     (0.14)           -
   Total Distributions Paid                                       (0.01)        (0.03)          -         -     (0.90)       (0.71)
------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                 $  6.41       $  6.30      $ 7.22         -    $13.28/(8)/  $11.60
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN/(2)/                                                 1.92%       (12.39)%     (9.75)%       -         -        19.91%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in  thousands, end of period                       $   383       $ 1,352      $1,817         -         -       $  203
 Ratio to average net assets of:/(3)/
   Expenses, net of waivers and reimbursements                     1.46%/(5)/    1.45%       1.45%        -         -         1.45%
   Expenses, before waivers and reimbursements                     1.65%         1.63%       1.72%        -         -         1.70%
   Net investment income, net of waivers and reimbursements        1.17%         0.48%       0.00%        -         -         0.59%
   Net investment  income (loss), before waivers and               0.98%         0.30%      (0.27)%       -         -         0.34%
     reimbursements
 Portfolio Turnover Rate                                          39.98%       215.34%     237.21%        -         -       160.13%
------------------------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(3)  Annualized for periods less than one year.
(4) Financial highlights for the period ended were calculated using the average shares outstanding method.
(5) Expense ratio, net of waivers and reimbursements, for the period would have been 1.45% for Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
(6)  Shares were reintroduced on June 15, 2001.
(7)  No shares outstanding for the period August 23, 1999 through June 14, 2001.
(8) Class D shares were fully redeemed as of August 22, 1999. As such no total return or supplemental data and ratios were presented for the fiscal year ended November 30, 1999-2000.

See Accompanying Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

                                                                                 CLASS A
 INTERNATIONAL EQUITY INDEX PORTFOLIO

 Selected per share data                               2003    2002 /(4)/   2001          2000          1999           1998
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                $  7.77  $  9.00     $ 11.40       $ 13.50       $ 11.98       $  10.55
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                  0.10     0.13        0.12          0.14          0.23           0.14
 Net realized and unrealized gains (losses)             0.14    (1.26)      (2.24)        (1.36)         2.07           1.46
  Total Income (Loss) from Investment Operations        0.24    (1.13)      (2.12)        (1.22)         2.30           1.60
----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income /(1)/                     (0.13)   (0.08)      (0.13)        (0.11)        (0.23)         (0.17)
  From net realized gains                                  -    (0.02)      (0.15)        (0.77)        (0.54)             -
  In excess of net investment income                       -        -           -             -         (0.01)             -
   Total Distributions Paid                            (0.13)   (0.10)      (0.28)        (0.88)        (0.78)         (0.17)
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                      $  7.88  $  7.77     $  9.00       $ 11.40       $ 13.50       $  11.98
----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(2)/                                     3.26%  (12.71)%    (19.10)%       (9.87)%       20.32%         15.50%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period             $87,423  $80,939     $89,005       $87,563       $56,479       $ 44,940
 Ratio to average net assets of: /(3)/
  Expenses, net of waivers and reimbursements           0.51%    0.51%       0.55%/(5)/    0.52%/(5)/    0.53%/(5)/     0.55%/(5)/
  Expenses, before waivers and reimbursements           0.72%    0.74%       0.94%         0.89%         0.91%          1.00%
  Net investment income, net of waivers and
   reimbursements                                       2.72%    1.57%       1.16%         1.15%         1.21%          1.36%
  Net investment income, before waivers and
   reimbursements                                       2.51%    1.34%       0.77%         0.78%         0.83%          0.91%
 Portfolio Turnover Rate                               12.66%   32.10%      24.92%        41.65%        45.97%         41.53%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 CLASS D
 Selected per share data                               2003    2002 /(4)/   2001           2000          1999        1998 /(6)/
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                $  7.66  $  8.80     $ 11.23       $ 13.40       $ 11.97       $   9.88
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                  0.08     0.06        0.07          0.09          0.12              -
 Net realized and unrealized gains (losses)             0.11    (1.14)      (2.27)        (1.43)         2.08           2.09
  Total Income (Loss) from Investment Operations        0.19    (1.08)      (2.20)        (1.34)         2.20           2.09
----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income /(1)/                     (0.12)   (0.04)      (0.08)        (0.06)        (0.11)             -
  From net realized gains                                  -    (0.02)      (0.15)        (0.77)        (0.54)             -
  In excess of net investment income                       -        -           -             -         (0.12)             -
   Total Distributions Paid                            (0.12)   (0.06)      (0.23)        (0.83)        (0.77)             -
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                      $  7.73  $  7.66     $  8.80       $ 11.23       $ 13.40       $  11.97
----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(2)/                                     2.66%  (12.37)%    (20.01)%      (10.83)%       19.48%         21.15%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period             $    71  $    70     $    10       $    13       $    14       $     12
 Ratio to average net assets of: /(3)/
  Expenses, net of waivers and reimbursements           0.90%    0.90%       0.94%/(5)/    0.91%/(5)/    0.92%/(5)/     0.94%/(5)/
  Expenses, before waivers and reimbursements           1.11%    1.13%       1.33%         1.28%         1.30%          1.39%
  Net investment income (loss), net of waivers and
   reimbursements                                       2.33%    1.18%       0.77%         0.76%         0.82%         (0.11)%
  Net investment income (loss), before waivers and
   reimbursements                                       2.12%    0.95%       0.38%         0.39%         0.44%         (0.56)%
 Portfolio Turnover Rate                               12.66%   32.10%      24.92%        41.65%        45.97%         41.53%
----------------------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) Financial highlights for the year ended were calculated using the average shares outstanding method.
(5) Expense ratios, net of waivers and reimbursements, for the periods would have been 0.51% and 0.90% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
(6) For the period October 5, 1998 (commencement of operations) through November 30, 1998.

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                              CLASS A
 SMALL COMPANY GROWTH PORTFOLIO

 Selected per share data                                   2003        2002/(4)(5)/     2001         2000/(7)/
----------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                     $  6.19        $  7.51       $  9.42       $ 10.00
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                               (0.03)         (0.04)        (0.03)         0.01
 Net realized and unrealized gains (losses)                  0.35          (1.28)        (1.88)        (0.59)
  Total Income (Loss) from Investment Operations             0.32          (1.32)        (1.91)        (0.58)
----------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                    -              -             -             -
   Total Distributions Paid                                     -              -             -             -
----------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                           $  6.51        $  6.19       $  7.51       $  9.42
----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN/(1)/                                           5.17%        (17.57)%      (20.28)%       (5.80)%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                  $25,490        $29,211       $35,253       $38,197
 Ratio to average net assets of:/(2)/
  Expenses, net of waivers and reimbursements                0.92%/(3)/     0.91%         0.92%/(3)/    0.91%
  Expenses, before waivers and reimbursements                1.45%          1.33%         1.63%         1.98%
  Net investment loss, net of waivers and reimbursements    (0.59)%        (0.66)%       (0.44)%       (0.15)%
  Net investment loss, before waivers and reimbursements    (1.12)%        (1.08)%       (1.15)%       (1.22)%
 Portfolio Turnover Rate                                   124.78%        306.37%       499.84%       375.29%
----------------------------------------------------------------------------------------------------------------
                                                                              CLASS D

 Selected per share data                                     2003      2002/(4)(6)/
-----------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                     $  6.17        $  7.23
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss                                        (0.05)         (0.07)
 Net realized and unrealized gains (losses)                  0.36          (0.99)
  Total Income (Loss) from Investment Operations             0.31          (1.06)
------------------------------------------------------------------------------------
 Net Asset Value, End of Period                           $  6.48        $  6.17
------------------------------------------------------------------------------------
 TOTAL RETURN/(1)/                                           5.03%        (14.66)%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                  $    33        $    29
 Ratio to average net assets of:/(2)/
  Expenses, net of waivers and reimbursements                1.31%/(3)/     1.30%
  Expenses, before waivers and reimbursements                1.84%          1.72%
  Net investment loss, net of waivers and reimbursements    (0.98)%        (1.05)%
  Net investment loss, before waivers and reimbursements    (1.51)%        (1.47)%
 Portfolio Turnover Rate                                   124.78%        306.37%
------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Expense ratios, net of waivers and reimbursements, for the periods would have been 0.91% and 1.30% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
(4) Financial highlights for the period ended were calculated using the average shares outstanding method.
(5) Distributions from net investment income were less than $0.01 per share.
(6) For the period June 13, 2002 (commencement of operations) through November 30, 2002.
(7) For the period December 1, 1999 (commencement of operations) through November 30, 2000.

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

                                                                                       CLASS A
SMALL COMPANY INDEX PORTFOLIO

Selected per share data                                 2003 /(3)/  2002 /(3)/     2001        2000        1999           1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  9.04     $  10.23    $  11.38    $  13.14    $  13.02       $  15.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                       0.05         0.10        0.12        0.14        0.12           0.13
Net realized and unrealized gains (losses)                  0.77        (1.18)       0.40       (0.23)       1.61          (1.13)
  Total Income (Loss) from Investment Operations            0.82        (1.08)       0.52       (0.09)       1.73          (1.00)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.09)       (0.11)      (0.14)      (0.13)      (0.10)         (0.14)
  From net realized gains                                      -            -       (1.53)      (1.54)      (1.51)         (0.89)
    Total Distributions Paid                               (0.09)       (0.11)      (1.67)      (1.67)      (1.61)         (1.03)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $  9.77     $   9.04    $  10.23    $  11.38    $  13.14       $  13.02
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN /(1)/                                          9.27%      (10.71)%      4.76%      (1.12)%     14.97%         (7.02)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                  $79,697     $165,559    $317,330    $243,169    $200,404       $139,100
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements               0.31%        0.31%       0.31%       0.31%       0.34%/(4)/     0.31%
  Expenses, before waivers and reimbursements               0.54%        0.59%       0.63%       0.66%       0.81%          0.74%
  Net investment income, net of waivers and
    reimbursements                                          1.23%        1.07%       1.30%       1.19%       1.27%          1.19%
  Net investment income, before waivers and
    reimbursements                                          1.00%        0.79%       0.98%       0.84%       0.80%          0.76%
Portfolio Turnover Rate                                     2.68%       30.29%      39.63%      62.38%     101.01%         59.21%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       CLASS D

Selected per share data                                 2003 /(3)/  2002 /(3)/  2001 /(3)/  2000 /(3)/     1999           1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  8.92     $  10.07    $  11.20    $  13.01    $  12.94       $  15.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                       0.03         0.05        0.22        0.08        0.10           0.11
Net realized and unrealized gains (losses)                  0.76        (1.13)       0.23       (0.24)       1.52          (1.19)
  Total Income (Loss) from Investment Operations            0.79        (1.08)       0.45       (0.16)       1.62          (1.08)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.07)       (0.07)      (0.05)      (0.11)      (0.04)         (0.10)
  From net realized gains                                      -            -       (1.53)      (1.54)      (1.51)         (0.89)
    Total Distributions Paid                               (0.07)       (0.07)      (1.58)      (1.65)      (1.55)         (0.99)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $  9.64     $   8.92    $  10.07    $  11.20    $  13.01       $  12.94
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN /(1)/                                          8.95%      (10.87)%      4.18%      (1.76)%     14.13%         (7.58)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                  $   100     $     93    $     62    $    103    $    446       $    855
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements               0.70%        0.70%       0.70%       0.70%       0.73%/(4)/     0.70%
  Expenses, before waivers and reimbursements               0.93%        0.98%       1.02%       1.05%       1.20%          1.13%
  Net investment income, net of waivers and
    reimbursements                                          0.84%        0.68%       0.91%       0.80%       0.88%          0.80%
  Net investment income, before waivers and
    reimbursements                                          0.61%        0.40%       0.59%       0.45%       0.41%          0.37%
Portfolio Turnover Rate                                     2.68%       30.29%      39.63%      62.38%     101.01%         59.21%
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4) Expense ratios, net of waivers and reimbursements, for the years would have been 0.31% and 0.70% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                           CLASS A
 MID CAP GROWTH PORTFOLIO

 Selected per share data                                          2003 /(3)/       2002 /(3)/       2001           2000 /(6)/
---------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                             $  7.94          $  8.96         $ 10.33         $ 10.00
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss                                                (0.02)           (0.05)          (0.04)          (0.01)
 Net realized and unrealized gains (losses)                          0.36            (0.97)          (1.33)           0.34
   Total Income (Loss) from Investment Operations                    0.34            (1.02)          (1.37)           0.33
---------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                   $  8.28          $  7.94         $  8.96         $ 10.33
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                                  4.28%          (11.38)%        (13.26)%          3.30%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                          $22,936          $26,288         $34,083         $37,096
 Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                       0.91%            0.93%/(4)/      0.94%/(4)/      0.93%/(4)/
   Expenses, before waivers and reimbursements                       1.35%            1.29%           1.59%           2.08%
   Net investment loss, net of waivers and reimbursements           (0.65)%          (0.54)%         (0.49)%         (0.26)%
   Net investment loss, before waivers and reimbursements           (1.09)%          (0.90)%         (1.14)%         (1.41)%
 Portfolio Turnover Rate                                           105.17%          153.80%         220.85%         208.25%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           CLASS C

 Selected per share data                                          2003 /(3)/       2002 /(3)/      2001 /(5)/
------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                             $  7.90          $  8.94         $  8.59
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss                                                (0.03)           (0.07)          (0.02)
 Net realized and unrealized gains (losses)                          0.36            (0.97)           0.37
   Total Income (Loss) from Investment Operations                    0.33            (1.04)           0.35
------------------------------------------------------------------------------------------------------------------
   Net Asset Value, End of Period                                 $  8.23          $  7.90         $  8.94
------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN/(1)/                                                   4.18%          (11.63)%          4.07%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                          $ 1,705          $ 1,146         $   946
 Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                       1.15%            1.17%/(4)/      1.18%/(4)/
   Expenses, before waivers and reimbursements                       1.59%            1.53%           1.83%
   Net investment loss, net of waivers and reimbursements           (0.89)%          (0.78)%         (0.73)%
   Net investment loss, before waivers and reimbursements           (1.33)%          (1.14)%         (1.38)%
 Portfolio Turnover Rate                                           105.17%          153.80%         220.85%
------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4) Expense ratios, net of waivers and reimbursements, for the periods would have been 0.91% and 1.15% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
(5) For the period April 4, 2001 (commencement of operations) through November 30, 2001.
(6) For the period commencing after the close of business December 31, 1999 through November 30, 2000.

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   FINANCIAL HIGHLIGHTS (continued)


                                                                                            CLASS D
 MID CAP GROWTH PORTFOLIO

 Selected per share data                                                   2003 /(3)/       2002 /(3)/        2001/ (5)/
------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $  7.88          $  8.93           $ 11.06
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss                                                        (0.04)           (0.08)            (0.07)
 Net realized and unrealized gains (losses)                                  0.36            (0.97)            (2.06)
   Total Income (Loss) from Investment Operations                            0.32            (1.05)            (2.13)
------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                           $  8.20          $  7.88           $  8.93
------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                                          4.06%          (11.76)%          (19.26)%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                                  $   200          $   195           $   136
 Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                               1.30%            1.32%/(4)/        1.33%/(6)/
   Expenses, before waivers and reimbursements                               1.74%            1.68%             1.98%
   Net investment loss, net of waivers and reimbursements                   (1.04)%          (0.93)%           (0.88)%
   Net investment loss, before waivers and reimbursements                   (1.48)%          (1.29)%           (1.53)%
 Portfolio Turnover Rate                                                   105.17%          153.80%           220.85%
------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4) Expense ratios, net of waivers and reimbursements, for the year would have been 1.30% for Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
(5) For the period January 29, 2001 (commencement of operations) through November 30, 2001.
(6) Expense ratios, net of waivers and reimbursements, for the period would have been 1.32% for Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                CLASS A
FOCUSED GROWTH PORTFOLIO

Selected per share data                            2003 /(3)/  2002 /(3)/    2001      2000 /(3)/       1999            1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  10.26    $  12.72    $  17.68    $  20.41       $  16.39        $  16.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              -       (0.02)       0.02       (0.09)             -           (0.01)
Net realized and unrealized gains (losses)             0.01       (2.44)      (3.33)       0.44           5.28            3.10
  Total Income (Loss) from Investment Operations       0.01       (2.46)      (3.31)       0.35           5.28            3.09
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                              -           -           -           -              -           (0.05)
  From net realized gains                                 -           -       (1.65)      (3.08)         (1.26)          (2.85)
    Total Distributions Paid                              -           -       (1.65)      (3.08)         (1.26)          (2.90)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $  10.27    $  10.26    $  12.72    $  17.68       $  20.41        $  16.39
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN /(1)/                                     0.10%     (19.34)%    (20.92)%      1.17%         34.23%          24.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $201,809    $202,117    $247,114    $226,975       $180,557        $123,380
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements          0.86%       0.88%       0.91%       0.92%/(4)/     0.92%/(4)/      0.92%/(4)/
  Expenses, before waivers and reimbursements          1.01%       1.09%       1.27%       1.27%          1.26%           1.29%
  Net investment income (loss), net of waivers and
    reimbursements                                     0.02%      (0.17)%     (0.07)%     (0.49)%        (0.26)%         (0.04)%
  Net investment loss, before waivers and
    reimbursements                                    (0.13)%     (0.38)%     (0.43)%     (0.84)%        (0.60)%         (0.41)%
Portfolio Turnover Rate                               82.33%     148.40%     122.09%     129.05%        110.80%          79.11%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                CLASS C

Selected per share data                            2003 /(3)/  2002 /(3)/    2001      2000 /(3)/       1999            1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  10.12    $  12.57    $  17.53    $  20.30       $  16.34        $  16.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                   (0.01)      (0.05)      (0.02)      (0.14)         (0.03)          (0.05)
Net realized and unrealized gains (losses)             0.01       (2.40)      (3.29)       0.45           5.25            3.09
  Total Income (Loss) from Investment Operations          -       (2.45)      (3.31)       0.31           5.22            3.04
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                              -           -           -           -              -           (0.01)
  From net realized gains                                 -           -       (1.65)      (3.08)         (1.26)          (2.85)
    Total Distributions Paid                              -           -       (1.65)      (3.08)         (1.26)          (2.86)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $  10.12    $  10.12    $  12.57    $  17.53       $  20.30        $  16.34
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN /(1)/                                     0.10%     (19.57)%    (21.11)%      0.94%         33.95%          23.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $ 14,825    $  7,247    $  9,030    $ 11,442       $ 11,183        $  8,719
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements          1.10%       1.12%       1.15%       1.16%/(4)/     1.16%/(4)/      1.16%/(4)/
  Expenses, before waivers and reimbursements          1.25%       1.33%       1.51%       1.51%          1.50%           1.53%
  Net investment loss, net of waivers and
    reimbursements                                    (0.22)%     (0.41)%     (0.31)%     (0.73)%        (0.50)%         (0.29)%
  Net investment loss, before waivers and
    reimbursements                                    (0.37)%     (0.62)%     (0.67)%     (1.08)%        (0.84)%         (0.66)%
Portfolio Turnover Rate                               82.33%     148.40%     122.09%     129.05%        110.80%          79.11%
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4) Expense ratios, net of waivers and reimbursements, for the years would have been 0.91% and 1.15% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

                                                                                      CLASS D
FOCUSED GROWTH PORTFOLIO

Selected per share data                                   2003 /(3)/  2002 /(3)/   2001     2000 /(3)/     1999          1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 9.89      $ 12.30    $ 17.20   $ 20.00       $ 16.14       $16.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                (0.02)       (0.06)      0.06     (0.18)        (0.02)       (0.05)
Net realized and unrealized gains (losses)                      -        (2.35)     (3.31)     0.46          5.14         3.04
  Total Income (Loss) from Investment Operations            (0.02)       (2.41)     (3.25)     0.28          5.12         2.99
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                    -            -          -         -             -        (0.01)
  From net realized gains                                       -            -      (1.65)    (3.08)        (1.26)       (2.85)
    Total Distributions Paid                                    -            -      (1.65)    (3.08)        (1.26)       (2.86)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $ 9.87      $  9.89    $ 12.30   $ 17.20       $ 20.00       $16.14
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN /(1)/                                           0.00%      (19.67)%   (21.18)%    0.78%        33.74%       23.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                    $1,499      $   984    $   597   $   643       $   514       $1,779
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                1.25%        1.27%      1.30%     1.31%/(4)/    1.31%/(4)/   1.31%/(4)/
  Expenses, before waivers and reimbursements                1.40%        1.48%      1.66%     1.66%         1.65%        1.68%
  Net investment loss, net of waivers and reimbursements    (0.37)%      (0.56)%    (0.46)%   (0.88)%       (0.65)%      (0.44)%
  Net investment loss, before waivers and reimbursements    (0.52)%      (0.77)%    (0.82)%   (1.23)%       (0.99)%      (0.81)%
Portfolio Turnover Rate                                     82.33%      148.40%    122.09%   129.05%       110.80%       79.11%
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4) Expense ratios, net of waivers and reimbursements, for the years would have been 1.30% for Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                        CLASS A
 DIVERSIFIED GROWTH PORTFOLIO

 Selected per share data                                  2003      2002          2001        2000           1999             1998
 -----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                   $  6.17   $  7.52       $  15.36    $  19.79       $  17.76       $   16.20
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                     0.02      0.04           0.03        0.01           0.07            0.07
 Net realized and unrealized gains (losses)                0.04     (1.36)         (1.52)       0.08           3.95            3.46
  Total Income (Loss) from Investment Operations           0.06     (1.32)         (1.49)       0.09           4.02            3.53
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                              (0.03)    (0.03)         (0.01)      (0.07)         (0.07)          (0.11)
  From net realized gains                                     -         -          (6.34)      (4.45)         (1.92)          (1.86)
   Total Distributions Paid                               (0.03)    (0.03)         (6.35)      (4.52)         (1.99)          (1.97)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                         $  6.20   $  6.17       $   7.52    $  15.36       $  19.79       $   17.76
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN/(1)/                                         1.07%   (17.62)%       (16.52)%     (0.47)%        24.66%          25.22%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                $64,349   $66,371       $102,133    $111,612       $189,077       $ 177,947
 Ratio to average net assets of:/(2)/
  Expenses, net of waivers and reimbursements              0.76%     0.73%/(3)/     0.66%       0.69%/(5)/     0.67%/(5)/      0.66%
  Expenses, before waivers and reimbursements              0.99%     0.97%          1.00%       1.01%          0.96%           0.96%
  Net investment income, net of waivers and
   reimbursements                                          0.73%     0.49%          0.41%       0.06%          0.33%           0.45%
  Net investment income (loss), before waivers and
   reimbursements                                          0.50%     0.25%          0.07%      (0.26)%         0.04%           0.15%
 Portfolio Turnover Rate                                  54.77%    55.31%         55.76%      63.39%         67.47%          37.74%
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         CLASS D
 Selected per share data                                  2003    2002/(4)/      2001      2000/(6)/       1999/(6)/          1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  5.93   $  7.23       $  15.02    $  19.49       $  17.53       $  16.03
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                             (0.01)     0.03           0.12       (0.05)             -           0.03
 Net realized and unrealized gains (losses)                0.05     (1.33)         (1.57)       0.07           3.89           3.40
  Total Income (Loss) from Investment Operations           0.04     (1.30)         (1.45)       0.02           3.89           3.43
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                              (0.01)        -              -       (0.04)             -          (0.07)
  From net realized gains                                     -         -          (6.34)      (4.45)         (1.92)         (1.86)
  In excess of net investment income                          -         -              -           -          (0.01)             -
   Total Distributions Paid                               (0.01)        -          (6.34)      (4.49)         (1.93)         (1.93)
------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                         $  5.96   $  5.93       $   7.23    $  15.02       $  19.49       $  17.53
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN/(1)/                                         0.71%   (17.98)%       (16.69)%     (0.88)%        24.09%         24.73%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                $   376   $   397       $    442    $    515       $    476       $  1,122
 Ratio to average net assets of:/(2)/
  Expenses, net of waivers and reimbursements              1.15%     1.12%/(3)/     1.05%       1.08%/(5)/     1.06%/(5)/     1.05%
  Expenses, before waivers and reimbursements              1.38%     1.36%          1.39%       1.40%          1.35%          1.35%
  Net investment income (loss), net of waivers and
   reimbursements                                          0.34%     0.10%          0.02%      (0.33)%        (0.06)%         0.06%
  Net investment income (loss), before waivers and
   reimbursements                                          0.11%    (0.14)%        (0.32)%     (0.65)%        (0.35)%        (0.24)%
 Portfolio Turnover Rate                                  54.77%    55.31%         55.76%      63.39%         67.47%         37.74%
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Expense ratios, net of waivers and reimbursements, for the year would have been 0.72% and 1.11% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
(4) Distributions from net investment income were less than $0.01 per share.
(5) Expense ratios, net of waivers and reimbursements, for the years would have been 0.66% and 1.05% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
(6) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   FINANCIAL HIGHLIGHTS (continued)

                                                                                         CLASS A
 EQUITY INDEX PORTFOLIO

 Selected per share data                                  2003/(3)/     2002        2001        2000          1999          1998
 -----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                    $  12.36    $  15.57    $  21.58    $  25.34    $    22.69    $    20.09
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                       0.09        0.18        0.20        0.27          0.28          0.28
 Net realized and unrealized gains (losses)                  0.35       (2.68)      (2.39)      (1.25)         4.13          4.02
  Total Income (Loss) from Investment Operations             0.44       (2.50)      (2.19)      (0.98)         4.41          4.30
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                (0.13)      (0.19)      (0.20)      (0.23)        (0.32)        (0.26)
  From net realized gains                                   (0.22)      (0.52)      (3.62)      (2.55)        (1.43)        (1.44)
  In excess of net investment income                            -           -           -           -         (0.01)            -
   Total Distributions Paid                                 (0.35)      (0.71)      (3.82)      (2.78)        (1.76)        (1.70)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                          $  12.45    $  12.36    $  15.57    $  21.58    $    25.34    $    22.69
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN/(1)/                                           3.77%     (16.69)%    (12.19)%     (4.57)%       20.53%        23.39%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                 $668,960    $797,850    $905,174    $999,478    $1,368,157    $1,175,112
 Ratio to average net assets of:/(2)/
  Expenses, net of waivers and reimbursements                0.21%       0.21%       0.21%       0.21%         0.21%         0.21%
  Expenses, before waivers and reimbursements                0.35%       0.37%       0.45%       0.45%         0.44%         0.46%
  Net investment income, net of waivers and
   reimbursements                                            1.61%       1.34%       1.19%       1.10%         1.19%         1.36%
  Net investment income, before waivers and
   reimbursements                                            1.47%       1.18%       0.95%       0.86%         0.96%         1.11%
 Portfolio Turnover Rate                                    14.56%      26.53%      14.30%       8.49%        12.81%        15.26%

                                                                                         CLASS C

 Selected per share data                                  2003/(3)/     2002        2001        2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.31    $  15.51     $ 21.52    $  25.28    $    22.64    $    20.05
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                       0.08        0.14        0.17        0.21          0.22          0.24
 Net realized and unrealized gains (losses)                  0.34       (2.66)      (2.40)      (1.23)         4.12          4.01
  Total Income (Loss) from Investment Operations             0.42       (2.52)      (2.23)      (1.02)         4.34          4.25
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                (0.12)      (0.16)      (0.16)      (0.19)        (0.21)        (0.22)
  From net realized gains                                   (0.22)      (0.52)      (3.62)      (2.55)        (1.43)        (1.44)
  In excess of net investment income                            -           -           -           -         (0.06)            -
   Total Distributions Paid                                 (0.34)      (0.68)      (3.78)      (2.74)        (1.70)        (1.66)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                          $  12.39    $  12.31     $ 15.51    $  21.52    $    25.28    $    22.64
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                          3.59%     (16.89)%    (12.43)%     (4.77)%       20.23%        23.09%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                 $ 43,545    $ 47,325     $70,494    $ 91,522    $  113,588    $  111,991
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                0.45%       0.45%       0.45%       0.45%         0.45%         0.45%
  Expenses, before waivers and reimbursements                0.59%       0.61%       0.69%       0.69%         0.68%         0.70%
  Net investment income, net of waivers and
   reimbursements                                            1.37%       1.10%       0.95%       0.86%         0.95%         1.12%
  Net investment income, before waivers and
   reimbursements                                            1.23%       0.94%       0.71%       0.62%         0.72%         0.87%
 Portfolio Turnover Rate                                    14.56%      26.53%      14.30%       8.49%        12.81%        15.26%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the period ended were calculated using the average shares outstanding method.

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                      CLASS D
 EQUITY INDEX PORTFOLIO

 Selected per share data                                     2003/(3)/   2002      2001      2000       1999       1998
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $12.30    $ 15.51   $ 21.48    $25.25    $ 22.58    $ 20.00
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                         0.07       0.14      0.13      0.17       0.16       0.21
 Net realized and unrealized gains (losses)                    0.34      (2.69)    (2.34)    (1.23)      4.15       4.00
  Total Income (Loss) from Investment Operations               0.41      (2.55)    (2.21)    (1.06)      4.31       4.21
--------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.11)     (0.14)    (0.14)    (0.16)     (0.14)     (0.19)
  From net realized gains                                     (0.22)     (0.52)    (3.62)    (2.55)     (1.43)     (1.44)
  In excess of net investment income                              -          -         -         -      (0.07)         -
   Total Distributions Paid                                   (0.33)     (0.66)    (3.76)    (2.71)     (1.64)     (1.63)
--------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $12.38    $ 12.30   $ 15.51    $21.48    $ 25.25    $ 22.58
--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                            3.53%    (17.05)%  (12.36)%   (4.93)%    20.15%     22.90%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $6,267    $ 5,397   $ 6,105    $9,904    $16,397    $31,703
 Ratio to average net assets of:/(2)/
  Expenses, net of waivers and reimbursements                  0.60%      0.60%     0.60%     0.60%      0.60%      0.60%
  Expenses, before waivers and reimbursements                  0.74%      0.76%     0.84%     0.84%      0.83%      0.85%
  Net investment income, net of waivers and reimbursements     1.22%      0.95%     0.80%     0.71%      0.80%      0.97%
  Net investment income, before waivers and reimbursements     1.08%      0.79%     0.56%     0.47%      0.57%      0.72%
 Portfolio Turnover Rate                                      14.56%     26.53%    14.30%     8.49%     12.81%     15.26%
-------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the period ended were calculated using the average shares outstanding method.

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
 FINANCIAL HIGHLIGHTS(continued)
                                                                                        CLASS A
 BALANCED PORTFOLIO

 Selected per share data                                     2003/(3)/    2002       2001       2000       1999        1998
 ----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.65    $ 11.76    $ 13.69    $ 15.12    $ 14.95     $ 13.59
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.09       0.24       0.35       0.40       0.40        0.38
 Net realized and unrealized gains (losses)                     0.24      (1.08)     (0.86)      0.18       1.55        1.81
  Total Income (Loss) from Investment Operations                0.33      (0.84)     (0.51)      0.58       1.95        2.19
-----------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.10)     (0.27)     (0.37)     (0.34)     (0.47)      (0.32)
  From net realized gains                                          -          -      (1.05)     (1.67)     (1.30)      (0.51)
  In excess of net investment income                               -          -          -          -      (0.01)          -
   Total Distributions Paid                                    (0.10)     (0.27)     (1.42)     (2.01)     (1.78)      (0.83)
-----------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $ 10.88    $ 10.65    $ 11.76    $ 13.69    $ 15.12     $ 14.95
-----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN/(1)/                                              3.12%     (7.26)%    (4.11)%     3.98%     14.11%      16.90%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $95,970    $88,438    $97,121    $73,006    $76,884     $61,969
 Ratio to average net assets of:/(2)/
  Expenses, net of waivers and reimbursements                   0.61%      0.61%      0.61%      0.61%      0.61%       0.61%
  Expenses, before waivers and reimbursements                   0.81%      0.86%      1.01%      1.07%      0.99%       1.04%
  Net investment income, net of waivers and reimbursements      1.82%      2.21%      3.02%      2.83%      2.69%       2.83%
  Net investment income, before waivers and reimbursements      1.62%      1.96%      2.62%      2.37%      2.31%       2.40%
 Portfolio Turnover Rate                                       90.13%    133.42%    110.80%     85.81%     77.19%      67.16%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                         CLASS C

 Selected per share data                                     2003/(3)/    2002       2001       2000     1999/(3)/     1998
-----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.64    $ 11.76    $ 13.69    $ 15.13    $ 14.91     $ 13.56
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.08       0.21       0.33       0.36       0.34        0.37
 Net realized and unrealized gains (losses)                     0.23      (1.09)     (0.86)      0.18       1.60        1.78
  Total Income (Loss) from Investment Operations                0.31      (0.88)     (0.53)      0.54       1.94        2.15
------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.08)     (0.24)     (0.35)     (0.31)     (0.42)      (0.29)
  From net realized gains                                          -          -      (1.05)     (1.67)     (1.30)      (0.51)
   Total Distributions Paid                                    (0.08)     (0.24)     (1.40)     (1.98)     (1.72)      (0.80)
------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $ 10.87    $ 10.64    $ 11.76    $ 13.69    $ 15.13     $ 14.91
------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN/(1)/                                              2.99%     (7.56)%    (4.33)%     3.72%     14.03%      16.61%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $   684    $   860    $   905    $   905    $   805     $ 5,459
 Ratio to average net assets of:/(2)/
  Expenses, net of waivers and reimbursements                   0.85%      0.85%      0.85%      0.85%      0.85%       0.85%
  Expenses, before waivers and reimbursements                   1.05%      1.10%      1.25%      1.31%      1.23%       1.28%
  Net investment income, net of waivers and reimbursements      1.58%      1.97%      2.78%      2.59%      2.45%       2.58%
  Net investment income, before waivers and reimbursements      1.38%      1.72%      2.38%      2.13%      2.07%       2.15%
 Portfolio Turnover Rate                                       90.13%    133.42%    110.80%     85.81%     77.19%      67.16%
-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                                     CLASS D
 BALANCED PORTFOLIO

 Selected per share data                                    2003/(3)/    2002      2001      2000     1999      1998
 --------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $10.58    $ 11.69   $ 13.61    $15.06  $ 14.88   $ 13.54
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                         0.07       0.19      0.37      0.34     0.36      0.40
 Net realized and unrealized gains (losses)                    0.23      (1.08)    (0.92)     0.18     1.53      1.72
  Total Income (Loss) from Investment Operations               0.30      (0.89)    (0.55)     0.52     1.89      2.12
---------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.08)     (0.22)    (0.32)    (0.30)   (0.41)    (0.27)
  From net realized gains                                         -          -     (1.05)    (1.67)   (1.30)    (0.51)
   Total Distributions Paid                                   (0.08)     (0.22)    (1.37)    (1.97)   (1.71)    (0.78)
---------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $10.80    $ 10.58   $ 11.69    $13.61  $ 15.06   $ 14.88
---------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN/(1)/                                             2.85%     (7.66)%   (4.44)%    3.56%   13.73%    16.45%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $  327    $   317   $   257    $  487  $   405   $   752
 Ratio to average net assets of:/(2)/
  Expenses, net of waivers and reimbursements                  1.00%      1.00%     1.00%     1.00%    1.00%     1.00%
  Expenses, before waivers and reimbursements                  1.20%      1.25%     1.40%     1.46%    1.38%     1.43%
  Net investment income, net of waivers and reimbursements     1.43%      1.82%     2.63%     2.44%    2.30%     2.44%
  Net investment income, before waivers and reimbursements     1.23%      1.57%     2.23%     1.98%    1.92%     2.01%
 Portfolio Turnover Rate                                      90.13%    133.42%   110.80%    85.81%   77.19%    67.16%
---------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the period ended were calculated using the average shares outstanding method.


See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
 SCHEDULE OF INVESTMENTS
 INTERNATIONAL GROWTH PORTFOLIO


                                                    NUMBER           VALUE
                                                  OF SHARES          (000S)
  COMMON STOCKS - 94.9%
  AUSTRALIA - 1.9%
   Telstra Corp. Ltd.                               687,313      $   2,020
  -------------------------------------------------------------------------
  CANADA - 1.5%
   Royal Bank of Canada                              36,715          1,574
  -------------------------------------------------------------------------
  CHINA - 2.1%
   PetroChina Co. Ltd., Class H                   8,909,080          2,205
  -------------------------------------------------------------------------
  FRANCE - 11.4%
   Credit Agricole S.A.                              93,479          1,957
   Orange S.A. *                                    254,998          2,414
   Societe Generale, Class A                         33,140          2,035
   Total S.A.                                        24,713          3,619
   Vivendi Universal S.A.                           114,902          2,108
  -------------------------------------------------------------------------
                                                                    12,133
  -------------------------------------------------------------------------
  GERMANY - 4.3%
   Altana A.G.                                       38,694          2,394
   Deutsche Boerse A.G.                              42,197          2,221
  -------------------------------------------------------------------------
                                                                     4,615
  -------------------------------------------------------------------------
  IRELAND - 1.7%
   Allied Irish Banks PLC                           118,072          1,761
  -------------------------------------------------------------------------
  ITALY - 3.7%
   ENI S.p.A.                                       157,130          2,535
   Snam Rete Gas S.p.A                              350,064          1,355
  -------------------------------------------------------------------------
                                                                     3,890
  -------------------------------------------------------------------------
  JAPAN - 19.8%
   Asahi Glass Co. Ltd.                             307,100          1,672
   Canon, Inc.                                       51,000          2,132
   JFE Holdings, Inc.                               130,800          1,535
   Komatsu Ltd.                                     477,000          1,755
   Mitsui Chemicals, Inc.                           374,000          1,513
   Mitsui Mining & Smelting Co. Ltd.                744,000          1,916
   Softbank Corp.                                   117,600          1,571
   Takeda Chemical Industries Ltd.                   48,200          1,890
   Tokyo Electric Power (The) Co., Inc.              91,500          1,848
   Yamaha Corp.                                     138,600          1,874
   Yamanouchi Pharmaceutical Co. Ltd.                58,200          1,567
   Yokogawa Electric Corp.                          256,000          1,729
  -------------------------------------------------------------------------
                                                                    21,002
  -------------------------------------------------------------------------
  NETHERLANDS - 7.4%
   Heineken N.V.                                     34,799          1,250
   ING Groep N.V. - CVA                             104,260          1,680
   Koninklijke Philips Electronics N.V.             133,181          2,602
   Royal KPN N.V. *                                 328,000          2,288
  -------------------------------------------------------------------------
                                                                     7,820
  -------------------------------------------------------------------------
  SPAIN - 5.1%
   Acerinox S.A.                                     45,996          1,742
   ACS Actividades de Construccion y Servicios
    S.A.                                             45,897          1,920
   Amadeus Global Travel Distribution S.A.,
    Class A                                         295,528          1,713
  -------------------------------------------------------------------------
                                                                     5,375
  -------------------------------------------------------------------------
  SWEDEN - 3.6%
   Atlas Copco AB, Class A                           75,280          1,803
   Skandinaviska Enskilda Banken (SEB), Class A     186,655          1,982
  -------------------------------------------------------------------------
                                                                     3,785
  -------------------------------------------------------------------------
  SWITZERLAND - 9.7%
   Adecco S.A. (Registered)                          49,610          1,853
   Credit Suisse Group                               73,280          1,981
   Roche Holding A.G. (Genusschein)                  34,721          2,647
   Swiss Reinsurance (Registered)                    15,717          1,010
   Zurich Financial Services A.G.                    22,943          2,783
  -------------------------------------------------------------------------
                                                                    10,274
  -------------------------------------------------------------------------
  UNITED KINGDOM - 22.7%
   Amersham PLC                                     196,595          1,507
   BAA PLC                                          229,768          1,837
   BHP Billiton PLC                                 372,097          1,936
   BP PLC                                           476,969          3,266
   HSBC Holdings PLC                                333,803          3,943
   Reed Elsevier PLC                                204,772          1,681
   Royal Bank of Scotland Group PLC                 126,404          3,283
   Unilever PLC                                     223,525          1,992
   Vodafone Group PLC                             2,095,000          4,548
  -------------------------------------------------------------------------
                                                                    23,993
  -------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  -------------------------------------------------------------------------
  (COST $88,193)                                                   100,447


  PREFERRED STOCK - 1.8%
  GERMANY - 1.8%
   Henkel KGaA                                       28,582          1,858
  -------------------------------------------------------------------------
  TOTAL PREFERRED STOCK
  -------------------------------------------------------------------------
  (COST $1,854)                                                      1,858

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                    MAY 31, 2003 (UNAUDITED)

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
                                                   (000S)          (000S)
  SHORT-TERM INVESTMENT - 2.7%
   Credit Suisse First Boston, Canada,
    Eurodollar Time Deposit,
    1.32%, 6/2/03                                 $   2,863       $  2,863
---------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
---------------------------------------------------------------------------
  (COST $2,863)                                                      2,863

---------------------------------------------------------------------------
  TOTAL INVESTMENTS - 99.4%
---------------------------------------------------------------------------
  (COST $92,910)                                                   105,168
   Other Assets less Liabilities - 0.6%                                686
---------------------------------------------------------------------------
  NET ASSETS - 100.0%                                             $105,854

* Non-Income Producing Security.


At May 31, 2003, the International Growth Portfolio's investments were diversified as follows:

 INDUSTRY SECTOR                                                 PERCENTAGE
  Banks                                                                15.6%
  Capital Goods                                                         6.7
  Cash                                                                  3.3
  Commercial Services & Supplies                                        1.8
  Consumer Durable & Apparel                                            4.2
  Diversified Financials                                                5.6
  Energy                                                               11.0
  Food Beverage & Tobacco                                               3.1
  Health Care Equipment & Services                                      1.4
  Household & Personal Products                                         1.7
  Insurance                                                             3.6
  Materials                                                             8.2
  Media                                                                 3.6
  Pharmaceuticals & Biotechnology                                       8.0
  Software & Services                                                   3.1
  Technology Hardware & Equipment                                       3.7
  Telecommunication Services                                           10.7
  Transportation                                                        1.7
  Utilities                                                             3.0
----------------------------------------------------------------------------
  Total                                                               100.0%

At May 31, 2003, the International Growth Portfolio's investments were denominated in the following currencies:

  CONCENTRATION BY CURRENCY                                      PERCENTAGE
  Euro                                                                 35.6%
  United Kingdom Pound                                                 22.8
  Japanese Yen                                                         20.0
  Swiss Franc                                                           9.8
  All other currencies less than 5%                                    11.8
----------------------------------------------------------------------------
  Total                                                               100.0%

See Accompanying Notes to the Financial Statements.


             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 EQUITY PORTFOLIOS

   EQUITY PORTFOLIOS
      SCHEDULE OF INVESTMENTS
      INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                             NUMBER       VALUE
                                                           OF SHARES      (000S)

   COMMON STOCKS - 94.9%
   AUSTRALIA - 4.8%
      Alumina Ltd.                                            15,925       $ 45
      Amcor Ltd.                                              12,486         67
      AMP Diversified Property Trust                           6,700         14
      AMP Group Finance Services Ltd. *                          116          6
      AMP Ltd.                                                16,814         52
      Ansell Ltd. *                                            2,340          9
      Aristocrat Leisure Ltd.                                  3,944          2
      Australia and New Zealand Banking Group Ltd.            22,586        273
      Australian Gas Light Co. Ltd.                            6,576         49
      Australian Stock Exchange Ltd.                           1,400         11
      BHP Billiton Ltd.                                       55,702        312
      BHP Steel Ltd. *                                        11,194         25
      Boral Ltd.                                               8,050         26
      Brambles Industries Ltd.                                14,491         43
      CFS Gandel Retail Trust                                 17,190         16
      Coca-Cola Amatil Ltd.                                    5,977         21
      Cochlear Ltd.                                              750         15
      Coles Myer Ltd.                                         16,966         74
      Commonwealth Bank of Australia                          18,809        346
      Commonwealth Property Office Fund                       17,282         14
      Computershare Ltd.                                       6,100          7
      CSL Ltd.                                                 2,250         17
      CSR Ltd.                                                13,200         16
      David Jones Ltd.                                         5,723          4
      Deutsche Office Trust                                   16,200         12
      Energy Developments Ltd.                                 1,100          1
      Foster's Group Ltd.                                     30,798         86
      Futuris Corp. Ltd.                                       8,470          9
      General Property Trust                                  28,948         58
      Harvey Norman Holdings Ltd.                              7,300         12
      Iluka Resources Ltd.                                     3,217          8
      Insurance Australia Group Ltd.                          24,010         52
      James Hardie Industries N.V.                             5,800         25
      John Fairfax Holdings Ltd.                              12,700         24
      Leighton Holdings Ltd.                                   1,900         11
      Lend Lease Corp. Ltd.                                    5,601         31
      M.I.M. Holdings Ltd.                                    28,182         29
      Macquarie Bank Ltd.                                      3,050         55
      Macquarie Infrastructure Group                          28,400         65
      Mayne Group Ltd.                                        11,392         19
      Mirvac Group                                             9,737         28
      National Australia Bank Ltd.                            22,953        495
      Newcrest Mining Ltd.                                     4,505         22
      News Corp. Ltd.                                         21,992        167
      News Corp. Ltd. (Preferred Ordinary)                    28,883        183
      OneSteel Ltd.                                            7,060          8
      Orica Ltd.                                               3,964         26
      Origin Energy Ltd.                                       9,290         27
      PaperlinX Ltd.                                           5,100         15
      Patrick Corp. Ltd.                                       2,300         18
      Principal Office Fund                                   13,200         14
      Publishing & Broadcasting Ltd.                           1,900         12
      QBE Insurance Group Ltd.                                 8,347         49
      Rinker Group Ltd. *                                     14,100         42
      Rio Tinto Ltd.                                           4,539         92
      Santos Ltd.                                              8,500         29
      Sonic Healthcare Ltd.                                    3,100         13
      Sons of Gwalia Ltd.                                      1,916          3
      Southcorp Ltd.                                           8,872         16
      Stockland                                               12,779         44
      Suncorp-Metway Ltd.                                      7,900         58
      TAB Ltd.                                                 6,400         14
      TABCORP Holdings Ltd.                                    5,512         37
      Telstra Corp. Ltd.                                      32,780         96
      Transurban Group                                         6,145         19
      Wesfarmers Ltd.                                          5,607         92
      Westfield Holdings Ltd.                                  6,350         63
      Westfield Trust                                         32,292         76
      Westpac Banking Corp.                                   26,285        279
      WMC Resources Ltd. *                                    16,625         42
      Woodside Petroleum Ltd.                                  6,750         50
      Woolworths Ltd.                                         15,613        125
   -----------------------------------------------------------------------------
                                                                          4,215
   -----------------------------------------------------------------------------
   AUSTRIA - 0.2%
      Boehler-Uddeholm A.G.                                       93          5
      Erste Bank Der Oesterreichischen
       Sparkassen A.G.                                           415         35
      Flughafen Wien A.G.                                        161          6
      Mayr-Melnhof Karton A.G.                                    67          6

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                             NUMBER       VALUE
                                                           OF SHARES      (000S)

   COMMON STOCKS - 94.9% - CONTINUED
   AUSTRIA - 0.2% - (CONTINUED)
      Oesterreichische Elektrizitaetswirtschafts A.G.
        (Verbund), Class A                                        62     $    6
      OMV A.G.                                                   209         23
      RHI A.G.                                                   261          3
      Telekom Austria A.G. *                                   3,049         34
      VA Technologie A.G.                                        120          3
      Voest-Alpine A.G.                                          245          8
      Wienerberger A.G.                                          451          8
   ----------------------------------------------------------------------------
                                                                            137
   ----------------------------------------------------------------------------
   BELGIUM - 1.0%
      AGFA-Gevaert N.V.                                        1,650         37
      Barco N.V.                                                 100          6
      Bekaert N.V.                                               190          9
      Colruyt N.V.                                               250         17
      Compagnie Maritime Belge S.A.                               50          4
      D'ieteren N.V.                                              40          5
      Delhaize Group                                           1,108         36
      Dexia                                                    9,650        128
      Electrabel S.A.                                            460        117
      Fortis                                                  14,590        241
      Groupe Bruxelles Lambert S.A.                            1,050         47
      Interbrew *                                              2,300         48
      KBC Bankverzekeringsholding                              1,358         56
      Omega Pharma S.A.                                          250          7
      Solvay S.A., Class A                                       615         48
      UCB S.A.                                                 1,290         42
      Umicore                                                    250         11
   ----------------------------------------------------------------------------
                                                                            859
   ----------------------------------------------------------------------------
   BERMUDA - 0.0%
      Frontline Ltd.                                             600          9
   ----------------------------------------------------------------------------
   DENMARK - 0.8%
      Bang & Olufsen A/S, Class B                                150          4
      Carlsberg A/S, Class B                                     336         14
      Coloplast A/S, Class B                                     208         15
      Dampskibsselskabet af 1912 A/S, Class B                      4         42
      Dampskibsselskabet Svendborg A/S, Class B                    3         47
      Danisco A/S                                                804         31
      Danske Bank A/S                                          8,251        173
      DSV De Sammensluttede Vognmaend A/S                        268          7
      FLS Industries A/S, Class B                                384          4
      GN Store Nord A/S                                        3,097         13
      Group 4 Falck A/S                                          907         16
      H. Lundbeck A/S                                            981         19
      ISS A/S                                                    654         22
      Kobenhavns Lufthavne                                        87          8
      NEG Micon A/S *                                            259          2
      NKT Holding A/S                                            220          3
      Novo-Nordisk A/S, Class B                                4,074        142
      Novozymes A/S, Class B                                     823         23
      Ostasiatiske Kompagni                                      291          8
      TDC A/S                                                  1,958         57
      Topdanmark A/S                                             352         13
      Vestas Wind Systems A/S                                  1,450         13
      William Demant Holding A/S *                               420         10
   ----------------------------------------------------------------------------
                                                                            686
   ----------------------------------------------------------------------------
   FINLAND - 2.0%
      Amer Group Ltd.                                            400         13
      Elisa OYJ, Class A                                       2,000         15
      Fortum OYJ                                               5,100         40
      Instrumentarium Corp. OYJ                                  700         28
      KCI Konecranes OYJ                                         200          4
      Kesko OYJ, Class B                                         800         10
      Kone OYJ, Class B                                          500         19
      Metso OYJ                                                1,500         14
      Nokia OYJ                                               71,670      1,290
      Orion-Yhtymae OYJ, Class B                                 500          8
      Outokumpu OYJ                                            1,200         10
      Pohjola Group PLC, Class D                                 300          5
      Rautaruukki OYJ                                          1,200          5
      Sampo OYJ, Class A                                       4,200         33
      Stora Enso OYJ (Registered)                             10,200        106
      TietoEnator OYJ                                          1,200         21
      UPM-Kymmene OYJ                                          7,460        104
      Uponor OYJ                                                 400          9
      Wartsila OYJ, Class B                                      500          6
   ----------------------------------------------------------------------------
                                                                          1,740
   ----------------------------------------------------------------------------
   FRANCE - 8.9%
      Accor S.A.                                               2,850        107
      Air France                                               1,100         15
      Air Liquide                                              1,522        232
      Alcatel S.A.                                            17,999        165
      Alstom                                                   3,500         14
      Altran Technologies S.A.                                   900          6
      Atos Origin                                                300         11

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                            NUMBER       VALUE
                                                          OF SHARES      (000S)

      COMMON STOCKS - 94.9% - CONTINUED
      FRANCE - 8.9% - (CONTINUED)
          Autoroutes du Sud de la France                      1,200      $   36
          Aventis S.A.                                       10,207         533
          Axa                                                21,094         316
          BNP Paribas                                        12,067         598
          Bouygues                                            2,600          69
          Business Objects S.A. *                               900          19
          Cap Gemini S.A.                                     1,469          51
          Carrefour S.A.                                      8,562         383
          Cie de Saint-Gobain                                 4,628         175
          Club Mediterranee S.A.                                150           3
          Dassault Systems S.A.                                 650          21
          Essilor International S.A.                          1,400          57
          Etablissements Economiques du Casino
           Guichard-Perrachon S.A.                              550          41
          France Telecom S.A.                                12,198         301
          Groupe Danone                                       1,833         252
          Imerys S.A.                                           100          15
          L'Oreal S.A.                                        5,102         370
          Lafarge S.A.                                        1,972         125
          Lagardere S.C.A.                                    2,000          82
          LVMH Moet Hennessy Louis Vuitton S.A.               3,302         169
          Michelin Compagnie Generale des
           Establissements, Class B                           2,028          74
          Pechiney S.A., Class A                              1,000          29
          Pernod-Ricard                                         820          82
          Peugeot S.A.                                        2,717         124
          Pinault-Printemps-Redoute S.A.                      1,017          84
          Publicis Groupe                                     1,400          37
          Renault S.A.                                        2,334         104
          Sagem S.A.                                            257          22
          Sanofi-Synthelabo S.A.                              6,082         389
          Schneider Electric S.A.                             3,050         140
          Societe BIC S.A.                                      550          21
          Societe Generale, Class A                           4,491         276
          Societe Television Francaise 1                      1,900          56
          Sodexho Alliance S.A.                               1,340          33
          Suez (Stripe VVPR) *                                2,400           -
          Suez S.A.                                          12,429         211
          Technip-Coflexip S.A.                                 279          27
          Thales S.A.                                         1,000          28
          Thomson (ex-TMM)                                    2,701          47
          Total S.A.                                          9,584       1,403
          Union du Credit-Bail Immobilier                       650          48
          Valeo S.A.                                          1,154      $   32
          Vinci S.A.                                            960          66
          Vivendi Universal S.A.                             13,595         250
          Wanadoo *                                           5,600          42
          Zodiac S.A.                                           600          14
      -------------------------------------------------------------------------
                                                                          7,805
      -------------------------------------------------------------------------
      GERMANY - 5.8%
          Adidas-Salomon A.G.                                   650          57
          Aixtron A.G.                                          700           3
          Allianz A.G. (Registered)                           4,089         310
          Altana A.G.                                         1,050          65
          BASF A.G.                                           7,878         341
          Bayer A.G.                                         10,396         212
          Bayerische Hypo-und Vereinsbank A.G.                5,067          70
          Beiersdorf A.G.                                       450          62
          Buderus A.G.                                          600          21
          Celesio A.G.                                          400          16
          Continental A.G.                                    1,500          29
          DaimlerChrysler A.G. (Registered)                  12,910         406
          Deutsche Bank A.G. (Registered)                     8,366         490
          Deutsche Boerse A.G.                                  950          50
          Deutsche Lufthansa A.G. (Registered)                2,700          29
          Deutsche Post A.G. (Registered)                     5,853          89
          Deutsche Telekom A.G. (Registered) *               31,458         471
          Douglas Holding A.G.                                  300           6
          E.ON A.G.                                           8,808         454
          Epcos A.G.                                            700          10
          Fresenius Medical Care A.G.                           550          27
          HeidelbergCement Bonus                                 18           1
          HeidelbergCement A.G.                                 420          11
          HeidelbergCement A.G. (VVPR) *                         80           -
          Infineon Technologies A.G.                          5,400          48
          KarstadtQuelle A.G.                                   600          12
          Linde A.G.                                          1,200          40
          MAN A.G.                                            1,500          26
          MLP A.G. *                                            750           9
          Merck KGaA                                            650          22
          Metro A.G.                                          2,140          67
          Muenchener Rueckversicherungs A.G.
           (Registered)                                       1,595         172
          RWE A.G.                                            5,488         159
          SAP A.G.                                            3,082         346

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)

                                                            NUMBER       VALUE
                                                           OF SHARES     (000S)

      COMMON STOCKS - 94.9% - CONTINUED
      GERMANY - 5.8% - (CONTINUED)
          Schering A.G.                                       2,700      $  142
          Siemens A.G. (Registered)                          12,009         569
          ThyssenKrupp A.G.                                   5,000          53
          TUI A.G.                                            1,763          23
          Volkswagen A.G.                                     3,345         121
          WCM Beteilgungs & Grundbesitz A.G. *                2,266           5
      -------------------------------------------------------------------------
                                                                          5,044
      -------------------------------------------------------------------------
      GREECE - 0.4%
          Alpha Bank A.E.                                     2,220          34
          Aluminum of Greece S.A.I.C.                           120           2
          Attica Enterprise Holding S.A.                        800           2
          Coca-Cola Hellenic Bottling Co. S.A.                1,380          21
          Commercial Bank Of Greece                             970          14
          EFG Eurobank Ergasias S.A.                          2,280          30
          EYDAP Athens Water Supply & Sewage Co. S.A.           440           2
          Folli-Follie S.A.                                     200           3
          Greek Organization of Football Prognostics
           S.A.                                               1,130          12
          Hellenic Duty Free Shops S.A.                         330           4
          Hellenic Petroleum S.A.                             1,290           9
          Hellenic Technodomiki Tev S.A.                        910           6
          Hellenic Telecommunications Organization S.A.       4,910          51
          Intracom S.A.                                       1,050           6
          M.J. Maillis S.A.                                     450           1
          National Bank Of Greece S.A.                        2,090          34
          Papastratos Cigarette Co.                             240           5
          Piraeus Bank S.A.                                   1,650          11
          Public Power Corp.                                    990          16
          Technical Olympic S.A.                              1,030           3
          Titan Cement Co. S.A.                                 410          16
          Viohalco                                            1,310           6
          Vodafone-Panafon S.A.                               2,370          16
      -------------------------------------------------------------------------
                                                                            304
      -------------------------------------------------------------------------
      HONG KONG - 1.4%
          ASM Pacific Technology                              3,000           8
          Bank of East Asia Ltd.                             19,904          38
          BOC Hong Kong Holdings Ltd.                        40,000          41
          Cathay Pacific Airways Ltd.                        14,000          18
          Cheung Kong Holdings Ltd.                          23,000         140
          Cheung Kong Infrastructure Holdings Ltd.            7,000          14
          CLP Holdings Ltd.                                  27,000         116
          Esprit Holdings Ltd.                                8,000          17
          Giordano International Ltd.                        20,000           6
          Hang Lung Properties Ltd.                          16,000      $   15
          Hang Seng Bank Ltd.                                11,500         122
          Henderson Land Development                          9,000          25
          Hong Kong & China Gas Co. Ltd.                     55,920          70
          Hong Kong Electric Holdings Ltd.                   21,000          84
          Hong Kong Exchanges and Clearing Ltd.              16,000          21
          Hutchison Whampoa Ltd.                             31,500         191
          Hysan Development Co. Ltd.                          9,222           7
          Johnson Electric Holdings                          21,200          25
          Li & Fung Ltd.                                     24,000          30
          MTR Corp.                                          19,000          22
          New World Development Ltd.                         19,974           7
          PCCW Ltd. *                                        26,364          17
          SCMP Group Ltd.                                    14,000           5
          Shangri-La Asia Ltd.                               15,000           9
          Sino Land Co.                                      20,963           6
          Sun Hung Kai Properties Ltd.                       20,172         101
          Swire Pacific Ltd., Class A                        13,500          58
          Television Broadcasts Ltd.                          4,000          13
          Wharf Holdings Ltd.                                18,000          35
      -------------------------------------------------------------------------
                                                                          1,261
      -------------------------------------------------------------------------
      IRELAND - 0.8%
          Allied Irish Banks PLC                             13,444         202
          Bank of Ireland                                    15,113         188
          CRH PLC                                             7,855         122
          DCC PLC                                             1,121          16
          Elan Corp. PLC *                                    4,943          28
          Greencore Group PLC                                 2,248           8
          Independent News & Media PLC                        8,193          14
          Irish Life & Permanent PLC                          3,903          48
          Kerry Group PLC, Class A                            1,702          26
          Ryanair Holdings PLC *                              4,607          31
          Waterford Wedgwood PLC                              8,563           2
      -------------------------------------------------------------------------
                                                                            685
      -------------------------------------------------------------------------
      ITALY - 3.9%
          ACEA S.p.A.                                         1,450           7
          Alitalia S.p.A. *                                  27,000           7
          Alleanza Assicurazioni S.p.A.                       7,338          75
          Arnoldo Mondadori Editore S.p.A.                    2,000          15
          Assicurazioni Generali S.p.A.                      14,890         354
          Autogrill S.p.A.                                    2,000          22
          Banca Fideuram S.p.A.                               4,000          22

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                      NUMBER         VALUE
                                                    OF SHARES        (000S)
COMMON STOCKS - 94.9% - CONTINUED
ITALY - 3.9% - (CONTINUED)
    Banca Intesa S.p.A.                                52,900       $  169
    Banca Intesa S.p.A.- RNC                           13,696           29
    Banca Monte dei Paschi di Siena S.p.A.             18,000           54
    Banca Nazionale del Lavoro S.p.A. (BNL)            23,000           40
    Banca Popolare di Milano SCRL                       6,000           27
    Benetton Group S.p.A.                                 800            8
    Bulgari S.p.A.                                      2,000           10
    Capitalia S.p.A.                                   18,615           31
    e.Biscom *                                            165            5
    Enel S.p.A                                         31,892          222
    ENI S.p.A.                                         42,138          680
    Fiat S.p.A.                                         3,440           28
    Fiat S.p.A. - RNC                                   1,530            6
    FinecoGroup S.p.A.                                 22,491           11
    Gruppo Editoriale L'Espresso S.p.A.                 3,000           12
    Italcementi S.p.A.                                  1,080           11
    Luxottica Group S.p.A.                              2,000           25
    Mediaset S.p.A.                                     9,000           82
    Mediobanca S.p.A.                                   6,000           60
    Mediolanum S.p.A.                                   3,000           17
    Parmalat Finanziaria S.p.A.                         6,320           19
    Pirelli S.p.A.                                     14,000           14
    Riunione Adriatica di Sicurta S.p.A.                5,000           78
    Sanpaolo IMI S.p.A.                                12,835          119
    Seat-Pagine Gialle S.p.A. *                        75,523           55
    Snam Rete Gas S.p.A                                11,647           45
    SNIA S.p.A.                                         4,680            9
    Telecom Italia S.p.A.                              35,243          326
    Telecom Italia S.p.A. - RNC                        30,953          173
    TIM S.p.A.                                         56,672          297
    Tiscali S.p.A. *                                    2,000           10
    UniCredito Italiano S.p.A.                         51,712          237
--------------------------------------------------------------------------
                                                                     3,411
--------------------------------------------------------------------------
JAPAN - 18.1%
    77 Bank (The) Ltd.                                  5,000           21
    Acom Co. Ltd.                                       1,100           38
    Aderans Co. Ltd.                                      500            9
    Advantest Corp.                                     1,100           43
    Aeon Co. Ltd.                                       3,200           77
    Aeon Credit Service Co. Ltd.                          300            9
    Aiful Corp.                                           550           23
    Ajinomoto Co., Inc.                                 8,000           79
    All Nippon Airways Co. Ltd.                         7,000           13
    Alps Electric Co. Ltd.                              2,000           23
    Amada Co. Ltd.                                      4,000           10
    Amano Corp.                                         1,000            5
    Anritsu Corp.                                       1,000            5
    Aoyama Trading Co. Ltd.                               800           10
    Ariake Japan Co. Ltd.                                 200            6
    Asahi Breweries Ltd.                                6,000           39
    Asahi Glass Co. Ltd.                               11,000           60
    Asahi Kasei Corp.                                  18,000           51
    Asatsu-DK, Inc.                                       500            8
    Ashikaga Financial Group, Inc. *                   11,000           13
    Autobacs Seven Co. Ltd.                               400            7
    Avex, Inc.                                            300            3
    Bank of Fukuoka (The) Ltd.                          8,000           31
    Bank of Yokohama (The) Ltd. *                      14,000           48
    Bellsystem 24, Inc.                                    40            5
    Benesse Corp.                                       1,200           19
    Bridgestone Corp.                                   9,000          117
    Canon, Inc.                                        13,000          543
    Capcom Co. Ltd.                                       500            4
    Casio Computer Co. Ltd.                             3,000           18
    Central Japan Railway Co.                              14           96
    Chiba Bank (The) Ltd.                              10,000           35
    Chubu Electric Power Co., Inc.                      9,500          188
    Chugai Pharmaceutical Co. Ltd.                      3,300           37
    Citizen Watch Co. Ltd.                              4,000           21
    Coca-Cola West Japan Co. Ltd.                         600           10
    Credit Saison Co. Ltd.                              1,700           30
    CSK  Corp.                                          1,000           23
    Dai Nippon Printing Co. Ltd.                        9,000           93
    Daicel Chemical Industries                          4,000           13
    Daiei (The), Inc. *                                 3,000            3
    Daifuku Co. Ltd.                                    1,000            3
    Daiichi Pharmaceutical Co. Ltd.                     3,000           38
    Daikin Industries Ltd.                              2,000           34
    Daimaru (The), Inc.                                 3,000           11
    Dainippon Ink & Chemicals, Inc.                     9,000           15
    Dainippon Screen Manufacturing Co. Ltd.             2,000            8
    Daito Trust Construction Co. Ltd.                   1,200           25
    Daiwa House Industry Co. Ltd.                       7,000           45
    Daiwa Securities Group, Inc.                       17,000           75

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                  MAY 31, 2003 (UNAUDITED)

                                                      NUMBER        VALUE
                                                     OF SHARES      (000S)
COMMON STOCKS - 94.9% - CONTINUED
JAPAN - 18.1% - (CONTINUED)
    Denki Kagaku Kogyo Kabushiki Kaisha                  6,000      $  16
    Denso Corp.                                          7,500        106
    Dentsu, Inc.                                             5         14
    Dowa Mining Co. Ltd.                                 4,000         15
    East Japan Railway Co.                                  48        231
    Ebara Corp.                                          4,000         12
    Eisai Co. Ltd.                                       3,200         66
    FamilyMart Co. Ltd.                                  1,000         20
    Fanuc Ltd.                                           1,600         72
    Fast Retailing Co. Ltd.                              1,000         34
    Fuji Electric Co. Ltd.                               7,000         13
    Fuji Machine Manufacturing Co. Ltd.                    500          3
    Fuji Photo Film Co. Ltd.                             7,000        194
    Fuji Soft ABC, Inc.                                    400          6
    Fuji Television Network, Inc.                            4         13
    Fujikura Ltd. *                                      5,000         14
    Fujisawa Pharmaceutical Co. Ltd.                     3,000         54
    Fujitsu Ltd.                                        24,000         78
    Fujitsu Support and Service, Inc.                      300          4
    Furukawa Electric (The) Co. Ltd.                     7,000         17
    Gunma Bank (The) Ltd.                                5,000         25
    Gunze Ltd.                                           3,000         11
    Hankyu Department Stores                             2,000         11
    Hino Motors Ltd.                                     3,000         13
    Hirose Electric Co. Ltd.                               500         38
    Hitachi  Zosen Corp. *                               6,000          4
    Hitachi Cable Ltd.                                   3,000          7
    Hitachi Ltd.                                        43,000        168
    Hitachi Software Engineering Co. Ltd.                  300          6
    Hokuriku Bank (The) Ltd.                             9,000         11
    Honda Motor Co. Ltd.                                 9,500        342
    House Foods Corp.                                    1,000          9
    Hoya Corp.                                           1,400         88
    Isetan Co. Ltd.                                      2,000         13
    Ishihara Sangyo Kaisha Ltd.                          4,000          6
    Ishikawajima-Harima Heavy Industries Co. Ltd.       16,000         14
    ITO EN Ltd.                                            300         10
    Ito-Yokado Co. Ltd.                                  5,000        122
    Itochu Corp.                                        20,000         41
    Itochu Techno-Science Corp.                            400          8
    Japan Airlines System Corp.                         10,000         20
    Japan Tobacco, Inc.                                     11         66
    JFE Holdings, Inc.                                   7,200         85
    JGC Corp.                                            3,000         19
    Joyo Bank (The) Ltd.                                11,000         29
    JSR Corp.                                            3,000         34
    Kajima Corp.                                        12,000         27
    Kaken Pharmaceutical Co. Ltd.                        1,000          4
    Kamigumi Co. Ltd.                                    3,000         14
    Kanebo Ltd. *                                        6,000          6
    Kaneka Corp.                                         4,000         22
    Kansai Electric Power Co., Inc.                     10,100        165
    Kao Corp.                                            9,000        166
    Katokichi Co Ltd.                                    1,000         16
    Kawasaki Heavy Industries Ltd.                      17,000         14
    Kawasaki Kisen Kaisha Ltd.                           7,000         16
    Keihin Electric Express Railway Co. Ltd.             6,000         29
    Keio Electric Railway Co. Ltd.                       8,000         38
    Keyence Corp.                                          400         70
    Kikkoman Corp.                                       2,000         13
    Kinden Corp.                                         2,000          6
    Kinki Nippon Railway Co. Ltd.                       22,000         53
    Kirin Brewery Co. Ltd.                              10,000         74
    Kokuyo Co. Ltd.                                      1,000          8
    Komatsu Ltd.                                        14,000         52
    Komori Corp.                                         1,000          9
    Konami Corp.                                         1,300         21
    Konica Corp.                                         4,000         37
    Koyo Seiko Co. Ltd.                                  1,000          6
    Kubota Corp.                                        14,000         33
    Kuraray Co. Ltd.                                     5,000         30
    Kurita Water Industries Ltd.                         1,400         13
    Kyocera Corp.                                        2,500        134
    Kyowa Exeo Corp.                                     1,000          3
    Kyowa Hakko Kogyo Co. Ltd.                           5,000         25
    Kyushu Electric Power Co., Inc.                      6,200         98
    Lawson, Inc.                                         1,000         30
    Mabuchi Motor Co. Ltd.                                 400         29
    Makita Corp.                                         2,000         15
    Marubeni Corp.                                      17,000         17
    Marui Co. Ltd.                                       4,300         36
    Matsushita Electric Industrial Co. Ltd.             33,000        300
    Matsushita Electric Works Ltd.                       6,000         33
    Meiji Dairies Corp.                                  3,000         11

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 EQUITY PORTFOLIOS

   EQUITY PORTFOLIOS
      SCHEDULE OF INVESTMENTS
      INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                            NUMBER        VALUE
                                                          OF SHARES       (000S)

   COMMON STOCKS - 94.9% - CONTINUED
   JAPAN - 18.1% - (CONTINUED)
      Meiji Seika Kaisha Ltd.                                 4,000       $  13
      Meitec Corp.                                              500          15
      Millea Holdings Inc.                                       21         152
      Minebea Co. Ltd.                                        5,000          16
      Mitsubishi Chemical Corp.                              24,000          45
      Mitsubishi Corp.                                       15,000          94
      Mitsubishi Electric Corp. *                            24,000          69
      Mitsubishi Estate Co. Ltd.                             14,000          86
      Mitsubishi Gas Chemical Co.                             5,000           9
      Mitsubishi Heavy Industries Ltd.                       43,000          92
      Mitsubishi Logistics Corp.                              2,000          11
      Mitsubishi Materials Corp.                             13,000          13
      Mitsubishi Paper Mills Ltd.                             3,000           3
      Mitsubishi Rayon Co. Ltd.                               8,000          20
      Mitsubishi Tokyo Financial Group, Inc.                     61         230
      Mitsui & Co. Ltd.                                      18,000          83
      Mitsui Chemicals, Inc.                                  8,000          32
      Mitsui Engineering & Shipbuilding Co. Ltd.             10,000          11
      Mitsui Fudosan Co. Ltd.                                11,000          65
      Mitsui Mining & Smelting Co. Ltd.                       8,000          21
      Mitsui O.S.K. Lines Ltd.                               11,000          29
      Mitsui Sumitomo Insurance Co. Ltd.                     19,000          85
      Mitsui Trust Holding, Inc.                              7,000          14
      Mitsukoshi Ltd.                                         5,000          12
      Mitsumi Electric Co. Ltd.                               1,000           9
      Mizuho Financial Group, Inc.                               78          45
      Mori Seiki Co. Ltd.                                     1,000           5
      Murata Manufacturing Co. Ltd.                           3,200         124
      Namco Ltd.                                                500           7
      NEC Corp.                                              21,000          86
      NET One Systems Co. Ltd.                                    3          13
      NGK Insulators Ltd.                                     4,000          21
      NGK Spark Plug Co. Ltd.                                 2,000          14
      Nichirei Corp.                                          4,000          13
      Nidec Corp.                                               400          25
      Nikko Cordial Corp.                                    19,000          57
      Nikon Corp.                                             4,000          27
      Nintendo Co. Ltd.                                       1,400         104
      Nippon Comsys Corp.                                     2,000           8
      Nippon Express Co. Ltd.                                11,000          40
      Nippon Kayaku Co. Ltd.                                  2,000           8
      Nippon Meat Packers, Inc.                               2,000          19
      Nippon Mining Holdings, Inc.                            7,000       $  13
      Nippon Oil Corp.                                       20,000          76
      Nippon Sanso Corp.                                      3,000           9
      Nippon Sheet Glass Co. Ltd.                             5,000          12
      Nippon Shokubai Co. Ltd.                                2,000          11
      Nippon Steel Corp.                                     77,000          88
      Nippon System Development Co. Ltd.                        300           4
      Nippon Telegraph & Telephone Corp.                         80         276
      Nippon Unipac Holding                                      14          48
      Nippon Yusen Kabushiki Kaisha                          14,000          45
      Nishimatsu Construction Co. Ltd.                        3,000           9
      Nissan Chemical Industries                              2,000          10
      Nissan Motor Co. Ltd.                                  33,700         266
      Nisshin Seifun Group, Inc.                              2,000          14
      Nisshinbo Industries, Inc.                              2,000           9
      Nissin Food Products Co. Ltd.                           1,100          23
      Nitto Denko Corp.                                       2,000          61
      Nomura Holdings, Inc.                                  27,000         274
      Noritake Co. Ltd.                                       2,000           5
      NSK Ltd.                                                6,000          16
      NTN Corp.                                               6,000          22
      NTT Data Corp.                                             19          48
      NTT DoCoMo, Inc.                                          264         554
      Obayashi Corp.                                          9,000          27
      Obic Co. Ltd.                                             100          16
      OJI Paper Co. Ltd.                                     12,000          48
      Oki Electric Industry Co. Ltd. *                        7,000          17
      Okumura Corp.                                           3,000           9
      Olympus Optical Co. Ltd.                                3,000          57
      Omron Corp.                                             3,000          42
      Onward Kashiyama Co. Ltd.                               2,000          16
      Oracle Corp. Japan                                        400          13
      Oriental Land Co. Ltd.                                    600          25
      ORIX Corp.                                              1,200          57
      Osaka Gas Co. Ltd.                                     30,000          83
      Paris Miki, Inc.                                          300           4
      Pioneer Corp.                                           2,000          42
      Promise Co. Ltd.                                        1,100          43
      QP Corp. of Japan                                       1,400          12
      Resona Holdings, Inc. *                                56,000          30
      Ricoh Co. Ltd.                                          9,000         134
      Rohm Co. Ltd.                                           1,500         155

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                          NUMBER          VALUE
                                                        OF SHARES         (000S)

   COMMON STOCKS - 94.9% - CONTINUED
   JAPAN - 18.1% - (CONTINUED)
      Saizeriya Co. Ltd.                                      400         $   3
      Sanden Corp.                                          2,000            10
      Sankyo Co. Ltd.                                       5,000            59
      Sanrio Co. Ltd.                                       1,000             4
      Sanyo Electric Co. Ltd.                              22,000            70
      Sapporo Breweries Ltd.                                4,000            10
      Secom Co. Ltd.                                        2,500            77
      Sega Corp. *                                          1,400             9
      Seino Transportation Co. Ltd.                         2,000            11
      Seiyu (The) Ltd. *                                    3,000             6
      Sekisui Chemical Co. Ltd.                             6,000            17
      Sekisui House Ltd.                                    7,000            53
      Seven-Eleven Japan Co. Ltd.                           6,000           150
      Sharp Corp.                                          13,000           143
      Shimachu Co. Ltd.                                       700            10
      Shimamura Co. Ltd.                                      200            11
      Shimano, Inc.                                         1,000            16
      Shimizu Corp.                                         8,000            20
      Shin-Etsu Chemical Co. Ltd.                           5,000           153
      Shionogi & Co. Ltd.                                   4,000            56
      Shiseido Co. Ltd.                                     5,000            54
      Shizuoka Bank (The) Ltd.                              9,000            58
      Showa Denko K.K. *                                   13,000            22
      Showa Shell Sekiyu K.K.                               2,000            13
      Skylark Co. Ltd.                                      1,100            13
      SMC Corp. of Japan                                      800            61
      Snow Brand Milk Products Co. Ltd. *                   1,500             3
      Softbank Corp.                                        2,500            33
      Sompo Japan Insurance, Inc.                          11,000            50
      Sony Corp.                                           13,200           351
      Stanley Electric Co. Ltd.                             2,000            27
      Sumitomo Bakelite Co. Ltd.                            2,000             8
      Sumitomo Chemical Co. Ltd.                           16,000            44
      Sumitomo Corp.                                       10,000            42
      Sumitomo Electric Industries Ltd.                     8,000            51
      Sumitomo Forestry Co. Ltd.                            2,000             9
      Sumitomo Heavy Industries Ltd. *                      7,000             8
      Sumitomo Metal Industries Ltd.                       41,000            20
      Sumitomo Metal Mining Co. Ltd.                        7,000            26
      Sumitomo Mitsui Financial Group, Inc.                    56            93
      Sumitomo Osaka Cement Co. Ltd.                        5,000             8
      Sumitomo Realty & Development Co. Ltd.                5,000            18
      Sumitomo Trust & Banking (The) Co. Ltd.              13,000         $  37
      Suruga Bank (The) Ltd.                                3,000            13
      Suzuken Co. Ltd.                                        500            13
      Taiheiyo Cement Corp. *                              11,400            18
      Taisei Corp.                                         12,000            23
      Taisho Pharmaceutical Co. Ltd.                        3,000            43
      Taiyo Yuden Co. Ltd.                                  2,000            17
      Takara Holdings, Inc.                                 2,000            10
      Takashimaya Co. Ltd.                                  4,000            18
      Takeda Chemical Industries Ltd.                      11,800           463
      Takefuji Corp.                                        1,000            55
      Takuma Co. Ltd.                                       1,000             5
      TDK Corp.                                             1,500            66
      Teijin Ltd.                                          12,000            27
      Teikoku Oil Co. Ltd.                                  3,000             9
      Terumo Corp.                                          2,400            39
      THK Co. Ltd.                                          1,300            15
      TIS, Inc.                                               500             9
      Tobu Railway Co. Ltd.                                11,000            31
      Toda Corp.                                            3,000             6
      Toho Co. Ltd. of Tokyo                                1,900            16
      Tohoku Electric Power Co., Inc.                       6,400            99
      Tokyo Broadcasting System, Inc.                         500             5
      Tokyo Electric Power Co., Inc.                       17,300           349
      Tokyo Electron Ltd.                                   2,000            82
      Tokyo Gas Co. Ltd.                                   38,000           119
      Tokyo Style Co. Ltd.                                  1,000             8
      Tokyu Corp.                                          15,000            40
      TonenGeneral Sekiyu KK                                4,000            27
      Toppan Printing Co. Ltd.                              8,000            52
      Toray Industries, Inc.                               18,000            39
      Toshiba Corp.                                        41,000           124
      Tosoh Corp.                                           7,000            16
      Tostem Inax Holding Corp.                             4,000            54
      Toto Ltd.                                             4,000            22
      Toyo Seikan Kaisha Ltd.                               2,000            18
      Toyobo Co. Ltd.                                       8,000            12
      Toyoda Gosei Co. Ltd.                                 1,000            20
      Toyota Industries Corp.                               2,000            31
      Toyota Motor Corp.                                   35,200           842
      Trend Micro, Inc. *                                   1,000            17
      Ube Industries Ltd. of Japan                         10,000            14

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 EQUITY PORTFOLIOS

   EQUITY PORTFOLIOS
      SCHEDULE OF INVESTMENTS
      INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                             NUMBER     VALUE
                                                           OF SHARES    (000S)

   COMMON STOCKS - 94.9% - CONTINUED
   JAPAN - 18.1% - (CONTINUED)
      UFJ Holdings, Inc.                                          47   $   44
      Uni-Charm Corp.                                            600       26
      Union Tool Co.                                             100        3
      UNY Co. Ltd.                                             2,000       16
      Ushio, Inc.                                              2,000       23
      Wacoal Corp.                                             1,000        7
      West Japan Railway Co.                                      15       54
      World Co. Ltd.                                             500        9
      Yakult Honsha Co. Ltd.                                   2,000       25
      Yamada Denki Co. Ltd.                                    1,000       20
      Yamaha Corp.                                             2,000       27
      Yamaha Motor Co. Ltd.                                    2,000       15
      Yamanouchi Pharmaceutical Co. Ltd.                       4,400      118
      Yamato Transport Co. Ltd.                                6,000       64
      Yamazaki Baking Co. Ltd.                                 2,000       14
      Yokogawa Electric Corp.                                  3,000       20
   --------------------------------------------------------------------------
                                                                       15,871
   --------------------------------------------------------------------------
   LUXEMBOURG - 0.1%
      Arcelor                                                  5,176       58
   --------------------------------------------------------------------------
   MALAYSIA - 0.0%
      Promet Berhad                                            4,000        -
      Silverstone Corp. BHD                                      352        -
   --------------------------------------------------------------------------
                                                                            -
   --------------------------------------------------------------------------
   NETHERLANDS - 5.0%
      ABN AMRO Holding N.V.                                   21,458      415
      Aegon N.V.                                              21,003      198
      Akzo Nobel N.V.                                          4,288      109
      ASML Holding N.V. *                                      6,864       68
      Buhrmann N.V.                                            1,404        6
      European Aeronautic Defense & Space Co.                  4,300       48
      Hagemeyer N.V.                                           1,545        9
      Heineken N.V.                                            2,937      106
      IHC Caland N.V.                                            427       23
      ING Groep N.V. - CVA                                    25,381      409
      Koninklijke Ahold N.V.                                   9,766       73
      Koninklijke Luchtvaart Maatschappij N.V.                   330        2
      Koninklijke Numico N.V. - CVA                            2,092       27
      Koninklijke Philips Electronics N.V.                    19,721      385
      Koninklijke Vendex KBB N.V. - CVA                        1,328       16
      OCE N.V.                                                 1,170       12
      Qiagen N.V. *                                            1,850       17
      Reed Elsevier N.V.                                       9,404      112
      Royal Dutch Petroleum Co.                               31,458    1,422
      Royal KPN N.V.                                          26,129      182
      TPG N.V.                                                 5,038       87
      Unilever N.V. - CVA                                      8,565      501
      Vedior N.V. - CVA                                        1,598       13
      VNU N.V.                                                 3,288       96
      Wolters Kluwer N.V. - CVA                                4,049       51
   --------------------------------------------------------------------------
                                                                        4,387
   --------------------------------------------------------------------------
   NEW ZEALAND - 0.2%
      Auckland International Airport Ltd.                      3,592       11
      Carter Holt Harvey Ltd.                                 12,000       11
      Contact Energy Ltd.                                      4,200       11
      Fisher & Paykel Appliances Holdings Ltd.                   880        6
      Fisher & Paykel Healthcare Corp.                         1,244        8
      Fletcher Building Ltd.                                   5,779       12
      Fletcher Challenge Forests Ltd. *                        2,463        2
      Independent Newspapers Ltd.                              2,000        5
      Sky City Entertainment Group Ltd.                        3,000       15
      Telecom Corp. of New Zealand Ltd.                       28,180       86
      Tower Ltd.                                               2,100        2
      Warehouse Group Ltd.                                     2,000        5
   --------------------------------------------------------------------------
                                                                          174
   --------------------------------------------------------------------------
   NORWAY - 0.4%
      Aker Kvaerner ASA                                          345        4
      DnB Holding ASA                                          5,500       30
      EDB Business Partner ASA *                                 700        2
      Gjensidige NOR ASA                                         800       31
      Merkantildata ASA *                                      2,300        1
      Nera ASA                                                 1,500        2
      Norsk Hydro ASA                                          2,210       98
      Norske Skogindustrier ASA                                1,600       23
      Orkla ASA                                                2,900       53
      Schibsted ASA                                              700        9
      Smedvig ASA, Class A                                       500        3
      Smedvig ASA, Class B                                       300        2
      Statoil ASA                                              6,600       58
      Storebrand ASA                                           2,100        9
      Tandberg ASA *                                           1,700        7
      Telenor ASA                                              6,800       31
      Tomra Systems ASA                                        2,500       12
   --------------------------------------------------------------------------
                                                                          375
   --------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                          NUMBER          VALUE
                                                        OF SHARES         (000S)

   COMMON STOCKS - 94.9% - CONTINUED
   PORTUGAL - 0.4%
      Banco BPI S.A. (Registered)                           5,300        $   15
      Banco Comercial Portugues S.A. (Registered)          31,800            52
      Banco Espirito Santo S.A. (Registered)                1,518            23
      Brisa-Auto Estradas de Portugal S.A.                  4,300            24
      Cimpor Cimentos de Portugal S.A.                      2,500             9
      Electricidade de Portugal S.A.                       27,000            57
      Jeronimo Martins, SGPS, S.A. *                          600             5
      Portugal Telecom, SGPS, S.A. (Registered)            14,146           108
      PT Multimedia Servicos de Telecomunicacoes e
       Multimedia, SGPS, S.A. *                               700            13
      Sonae, SGPS, S.A.                                    14,000             7
   ----------------------------------------------------------------------------
                                                                            313
   ----------------------------------------------------------------------------
   SINGAPORE - 0.8%
      Allgreen Properties Ltd.                              6,000             3
      CapitaLand Ltd.                                      14,500            10
      Chartered Semiconductor Manufacturing Ltd. *         14,500             7
      City Developments Ltd.                                7,000            16
      Creative Technology Ltd.                                700             5
      Cycle & Carriage Ltd.                                 1,037             3
      Datacraft Asia Ltd.                                   3,000             2
      DBS Group Holdings Ltd.                              16,198            92
      Fraser & Neave Ltd.                                   2,700            14
      GES International Ltd.                                7,000             1
      Guocoland Ltd.                                        2,000             1
      Haw Par Corp. Ltd.                                    1,711             4
      Hotel Properties Ltd.                                 3,000             1
      Keppel Corp. Ltd.                                     8,250            21
      Keppel Land Ltd.                                      5,000             4
      Neptune Orient Lines Ltd. *                          11,370             9
      Oversea-Chinese Banking Corp.                        14,980            79
      Overseas Union Enterprise Ltd.                        1,000             4
      Parkway Holdings Ltd.                                 7,000             3
      SembCorp Industries Ltd.                             13,494             9
      SembCorp Logistics Ltd.                               4,000             4
      SembCorp Marine Ltd.                                  7,000             4
      Singapore Airlines Ltd.                               8,000            44
      Singapore Exchange Ltd.                              10,000             7
      Singapore Land Ltd.                                   2,000             4
      Singapore Press Holdings Ltd.                         5,893            57
      Singapore Technologies Engineering Ltd.              19,000            19
      Singapore Telecommunications Ltd.                    94,000            80
      SMRT Corp. Ltd.                                       8,000             3
      ST Assembly Test Services Ltd. *                      4,000             3
      United Overseas Bank Ltd.                            17,392           111
      United Overseas Land Ltd.                             4,000             4
      Venture Corp. Ltd.                                    3,000            26
      Wing Tai Holdings Ltd.                                5,000             2
   ----------------------------------------------------------------------------
                                                                            656
   ----------------------------------------------------------------------------
   SPAIN - 3.5%
      Acciona S.A.                                            400            20
      Acerinox S.A.                                           675            26
      ACESA Infraestructuras S.A.                           2,067            30
      ACS Actividades de Construccion y Servicios S.A.        600            25
      Altadis S.A.                                          4,351           124
      Amadeus Global Travel Distribution S.A., Class
       A *                                                  3,300            19
      Banco Bilbao Vizcaya Argentaria S.A.                 45,535           450
      Banco Santander Central Hispano S.A.                 64,329           521
      Corporacion Mapfre S.A.                               1,179            12
      Endesa S.A.                                          13,453           215
      Fomento de Construcciones y Contratas S.A.              826            23
      Gas Natural SDG S.A.                                  3,175            65
      Grupo Dragados S.A.                                   1,920            39
      Grupo Ferrovial S.A.                                  1,000            27
      Iberdrola S.A.                                       11,484           201
      Iberia (Lineas Aereas de Espana)                      6,500            12
      Inditex S.A.                                          3,170            71
      NH Hoteles S.A. *                                     1,500            15
      Promotora de Informaciones S.A. (Prisa)               1,100             9
      Repsol YPF S.A.                                      13,766           218
      Sociedad General de Aguas de Barcelona S.A.             825            10
      Sol Melia S.A.                                        1,000             5
      Telefonica Publicidad e Informacion S.A.              2,300            11
      Telefonica S.A. *                                    71,968           808
      Telepizza *                                           2,300             3
      Terra Networks S.A. *                                 5,600            36
      Union Fenosa S.A.*                                    3,316            50
      Vallehermoso S.A.                                     1,625            18
      Zeltia S.A.                                           1,900            17
   ----------------------------------------------------------------------------
                                                                          3,080
   ----------------------------------------------------------------------------
   SWEDEN - 2.0%
      Assa Abloy AB, Class B                                4,400            43
      Atlas Copco AB, Class A                               1,700            41
      Atlas Copco AB, Class B                               1,000            22
      Drott AB, Class B                                     1,300            15

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                       NUMBER       VALUE
                                                     OF SHARES      (000S)
COMMON STOCKS - 94.9% - CONTINUED
SWEDEN - 2.0% - (CONTINUED)
    Electrolux AB, Class B                              4,540      $   86
    Eniro AB                                            2,400          20
    Gambro AB, Class A                                  2,400          14
    Gambro AB, Class B                                  1,300           8
    Hennes & Mauritz AB, Class B                        7,140         164
    Hoganas AB, Class B                                   400           8
    Holmen AB, Class B                                    700          19
    Modern Times Group AB, Class B *                      700          10
    Nordea AB                                          33,600         171
    OM AB                                                 700           5
    Sandvik AB                                          3,300          84
    Sapa AB                                               192           4
    SAS AB *                                            1,000           5
    Securitas AB, Class B                               4,400          45
    Skandia Forsakrings AB                             12,410          35
    Skandinaviska Enskilda Banken (SEB), Class A        7,100          75
    Skanska AB, Class B                                 5,500          30
    SKF AB, Class A                                       300           8
    SKF AB, Class B                                     1,211          34
    SSAB Svenskt Stal AB, Series A                        800          11
    SSAB Svenskt Stal AB, Series B                        400           5
    Svenska Cellulosa AB, Class B                       2,900         100
    Svenska Handelsbanken AB, Class A                   8,300         143
    Svenska Handelsbanken AB, Class B                     600          10
    Swedish Match AB                                    5,300          43
    Tele2 AB, Class B *                                 1,400          53
    Telefonaktiebolaget LM Ericsson, Class B *        229,540         236
    TeliaSonera AB                                     28,000         110
    Trelleborg AB, Class B                              1,100          11
    Volvo AB, Class A                                   1,500          30
    Volvo AB, Class B                                   3,200          68
    WM-Data AB, Class B                                 3,500           6
--------------------------------------------------------------------------
                                                                    1,772
--------------------------------------------------------------------------
SWITZERLAND - 8.0%
    ABB Ltd.                                           12,792          40
    Adecco S.A. (Registered)                            1,900          71
    Centerpulse A.G. (Registered)                         170          47
    Ciba Specialty Chemicals A.G. (Registered)          1,000          64
    Clariant A.G. (Registered)                          2,300          21
    Compagnie Financiere Richemont A.G., Class A        7,907         126
    Credit Suisse Group                                17,933         485
    Fischer (Georg) A.G. (Registered)                      55           6
    Forbo Holding A.G. (Registered)                        20           6
    Givaudan S.A. (Registered)                            105          42
    Holcim Ltd., Class B                                  400          68
    Kudelski S.A. (Bearer) *                              500           9
    Kuoni Reisen Holding (Registered)                      42          11
    Logitech International S.A. (Registered)              600          25
    Lonza Group A.G. (Registered)                         678          33
    Nestle S.A. (Registered)                            5,941       1,245
    Nobel Biocare Holding A.G.                            300          20
    Novartis A.G. (Registered)                         41,117       1,612
    Phonak Holding A.G. (Registered)                      400           4
    PubliGroupe S.A. (Registered)                          20           3
    Roche Holding A.G. (Bearer)                           500          60
    Roche Holding A.G. (Genusschein)                   10,565         805
    Schindler Holding A.G.                                 75          12
    Serono S.A., Class B                                  105          62
    SGS Societe Generale de Surveillance Holdings
     S.A. (Registered)                                     70          29
    STMicroelectronics N.V.                             8,753         198
    Sulzer A.G. (Registered)                               50           7
    Swatch Group A.G. (Registered)                        800          15
    Swatch Group A.G., Class B                            500          46
    Swiss Reinsurance (Registered)                      4,790         308
    Swisscom A.G. (Registered)                            410         123
    Syngenta A.G.                                       1,556          79
    Synthes-Stratec, Inc.                                  70          48
    Tecan Group A.G. (Registered)                         200           5
    UBS A.G. (Registered)                              18,758       1,011
    Unaxis Holding A.G. (Registered)                      125          11
    Valora Holding A.G.                                    65          11
    Zurich Financial Services A.G.                      2,161         262
--------------------------------------------------------------------------
                                                                    7,030
--------------------------------------------------------------------------
UNITED KINGDOM - 26.4%
    3i Group PLC                                        9,304          90
    Aegis Group PLC                                    16,000          22
    Aggreko PLC                                         4,000          10
    Amec PLC                                            4,047          15
    Amersham PLC                                       10,538          81
    Amvescap PLC                                        9,580          58
    ARM Holdings PLC *                                 14,000          17
    Associated British Ports Holdings PLC               4,462          27
    AstraZeneca PLC                                    25,555       1,035

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                   MAY 31, 2003 (UNAUDITED)

                                                        NUMBER       VALUE
                                                      OF SHARES      (000S)
 COMMON STOCKS - 94.9% - CONTINUED
 UNITED KINGDOM - 26.4% - (CONTINUED)
     Aviva PLC                                          33,708     $   246
     AWG PLC                                             2,455          20
     BAA PLC                                            15,508         124
     BAE Systems PLC                                    45,563          97
     Balfour Beatty PLC                                  6,158          20
     Barclays PLC                                       98,312         693
     Barratt Developments PLC                            3,235          25
     BBA Group PLC                                       7,101          25
     Berkeley Group (The) PLC                            2,000          23
     BG Group PLC                                       53,053         235
     BHP Billiton PLC                                   34,923         182
     BOC Group PLC                                       7,037          89
     Boots Group PLC                                    12,319         126
     BP PLC                                            335,828       2,300
     BPB PLC                                             7,000          35
     Brambles Industries PLC                            10,646          28
     British Airways PLC *                               8,120          19
     British American Tobacco PLC                       24,270         261
     British Land Co. PLC                                8,035          63
     British Sky Broadcasting PLC *                     18,750         204
     BT Group PLC                                      130,050         410
     Bunzl PLC                                           7,329          54
     Cable & Wireless PLC                               32,811          55
     Cadbury Schweppes PLC                              30,990         180
     Canary Wharf Group PLC *                            7,000          21
     Capita Group PLC                                   10,000          38
     Carlton Communications PLC                          9,148          21
     Carnival PLC                                        2,834          80
     Celltech Group PLC *                                4,000          22
     Centrica PLC                                       63,481         185
     Chubb PLC                                          12,307          12
     Close Brothers Group PLC                            2,000          20
     Compass Group PLC                                  33,390         183
     Corus Group PLC *                                  44,170          11
     Daily Mail & General Trust N.V., Class A            5,000          49
     De La Rue PLC                                       2,850          11
     Diageo PLC                                         47,325         508
     Dixons Group PLC                                   28,342          54
     Electrocomponents PLC                               7,000          37
     EMI Group PLC                                      11,737          24
     Exel PLC                                            4,053          44
     FirstGroup PLC                                      6,000          26
     FKI PLC                                             8,000          12
     GKN PLC                                            10,646          36
     GlaxoSmithKline PLC                                90,687       1,790
     Granada PLC                                        41,688          60
     Great Portland Estates PLC                          2,800          11
     GUS PLC                                            14,703         151
     Hammerson PLC                                       4,040          34
     Hanson PLC                                         11,000          64
     Hanson PLC - CDI                                      580           3
     Hays PLC                                           24,000          32
     HBOS PLC                                           56,424         658
     Hilton Group PLC                                   23,226          65
     HSBC Holdings PLC                                 160,655       1,898
     IMI PLC                                             5,000          25
     Imperial Chemical Industries PLC                   18,000          40
     Imperial Tobacco Group PLC                         11,000         198
     Intercontinental Hotels Group PLC *                11,367          81
     International Power PLC *                          16,302          33
     Invensys PLC                                       49,495          14
     Johnson Matthey PLC                                 3,000          43
     Kelda Group PLC                                     6,350          45
     Kidde PLC                                          12,307          16
     Kingfisher PLC                                     39,211         164
     Land Securities Group PLC                           7,247          97
     Legal & General Group PLC                          97,499         138
     Lloyds TSB Group PLC                               83,662         613
     LogicaCMG PLC                                      10,344          23
     Man Group PLC                                       4,000          82
     Marks & Spencer Group PLC                          34,433         161
     Misys PLC                                           9,008          33
     Mitchells & Butlers PLC *                          11,367          40
     National Grid Transco PLC                          46,209         299
     Next PLC                                            4,337          68
     Novar PLC                                           5,900          12
     Pearson PLC                                        12,013         112
     Peninsular & Oriental Steam Navigation (The)
      Co.                                               10,224          38
     Pilkington PLC                                     14,197          17
     Provident Financial PLC                             3,342          34
     Prudential PLC                                     30,187         188
     Rank Group PLC                                      9,215          38
     Reckitt Benckiser PLC                               8,353         163
     Reed Elsevier PLC                                  19,254         158

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                       NUMBER       VALUE
                                                     OF SHARES      (000S)

COMMON STOCKS - 94.9% - CONTINUED
UNITED KINGDOM - 26.4% - (CONTINUED)
    Rentokil Initial PLC                               27,716     $    82
    Reuters Group PLC                                  21,270          63
    Rexam PLC                                           6,919          43
    Rio Tinto PLC                                      15,966         313
    RMC Group PLC                                       4,000          29
    Rolls-Royce PLC                                    21,000          43
    Royal & Sun Alliance Insurance Group PLC           21,000          49
    Royal Bank of Scotland Group PLC                   41,246       1,071
    SABMiller PLC                                      11,874          78
    Safeway PLC                                        16,000          70
    Sage Group (The) PLC                               18,000          47
    Sainsbury (J.) PLC                                 21,772          97
    Schroders PLC                                       1,690          19
    Scottish & Newcastle PLC                           11,464          72
    Scottish & Southern Energy PLC                     12,706         132
    Scottish Power PLC                                 28,000         166
    Securicor PLC                                       9,000          12
    Serco Group PLC                                     7,000          20
    Severn Trent PLC                                    5,000          61
    Shell Transport & Trading Co. PLC (Registered)    145,271         954
    Signet Group PLC                                   24,300          34
    Slough Estates PLC                                  6,000          35
    Smith & Nephew PLC                                 13,617          82
    Smiths Group PLC                                    8,593          94
    SSL International PLC                               3,000          11
    Stagecoach Group PLC                               15,024          13
    Tate & Lyle PLC                                     6,575          34
    Taylor Woodrow PLC                                  8,046          28
    Tesco PLC                                         108,145         362
    TI Automotive Ltd., Class A *                       5,000           -
    Unilever PLC                                       41,657         371
    United Business Media PLC                           4,568          24
    United Utilities PLC                                8,570          86
    Vodafone Group PLC                              1,021,860       2,218
    Whitbread PLC                                       4,000          41
    Wimpey (George) PLC                                 6,000          28
    Wolseley PLC                                        9,093          98
    WPP Group PLC                                      17,738         142
--------------------------------------------------------------------------
                                                                   23,124
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------
(COST $97,542)                                                     82,996

OTHER - 3.1%
    iShares MSCI EAFE Index Fund                       25,150       2,672
--------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------
(COST $2,526)                                                       2,672

PREFERRED STOCKS - 0.2%
GERMANY - 0.2%
    Fresenius Medical Care A.G.                           350          13
    Henkel KGaA                                           884          57
    Hugo Boss A.G.                                        400           6
    Porsche A.G.                                          107          41
    ProSieben SAT.1 Media A.G.                          1,000           5
    RWE A.G.                                              550          14
    Volkswagen A.G.                                     1,600          41
    Wella A.G.                                            350          27
--------------------------------------------------------------------------
                                                                      204
--------------------------------------------------------------------------
ITALY - 0.0%
    Fiat S.p.A.                                           730           3
--------------------------------------------------------------------------
NEW ZEALAND - 0.0%
    Fletcher Challenge Forests Ltd. *                   4,400           3
--------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
--------------------------------------------------------------------------
(COST $244)                                                           210


RIGHT - 0.0%
    HeidelbergerCement A.G.                                80           -
--------------------------------------------------------------------------
TOTAL RIGHT
--------------------------------------------------------------------------
(COST $ -)                                                              -

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT        VALUE
                                                        (000S)        (000S)

      SHORT-TERM INVESTMENTS - 0.2%
          Credit Suisse First Boston, Canada,
           Eurodollar Time Deposit,
           1.32%, 6/2/03                                 $   71     $    71
          U.S. Treasury Bill, /(1)/
           1.49%, 7/17/03                                   145         145
--------------------------------------------------------------------------------
      TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
      (COST $216)                                                       216



--------------------------------------------------------------------------------
      TOTAL INVESTMENTS - 98.4%
--------------------------------------------------------------------------------
      (COST $100,528)                                                86,094
          Other Assets less Liabilities - 1.6%                        1,400
--------------------------------------------------------------------------------
         NET ASSETS - 100.0%                                        $87,494

* Non-Income Producing Security.

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

At May 31, 2003, the International Equity Index Portfolio had open futures contracts as follows:

                         NOTIONAL                      UNREALIZED
              NUMBER OF   AMOUNT   CONTRACT  CONTRACT     GAINS
 TYPE         CONTRACTS   (000S)   POSITION    EXP.       (000S)

EuroStoxx-50      15       $411      Long      6/03       $ 35

FTSE 100           9        600      Long      6/03         44

Nikkei 225        10        423      Long      6/03         20
--------------------------------------------------------------------------------
Total                                                     $ 99

At May 31, 2003, the International Equity Index Portfolio's investments were diversified as follows:

INDUSTRY SECTOR                                                       PERCENTAGE

Banks                                                                    16.6%
Business Services                                                         6.6
Capital Goods                                                             5.2
Consumer Durables                                                         5.7
Consumer Non-durables                                                     7.2
Consumer Services                                                         4.1
Energy                                                                    9.3
Financial Services                                                        8.1
Health Care                                                               9.9
Multi-industry                                                            1.0
Raw Materials                                                             6.0
Retail                                                                    3.8
Technology                                                                5.3
Transportation                                                            1.9
Utilities                                                                 9.3
--------------------------------------------------------------------------------
Total                                                                   100.0%

At May 31, 2003, the International Equity Index Portfolio's investments were denominated in the following currencies:




CONCENTRATION BY CURRENCY                                             PERCENTAGE

Euro                                                                     32.6%
United Kingdom Pound                                                     26.8
Japanese Yen                                                             18.4
Swiss Franc                                                               8.2
All other currencies less than 5%                                        14.0
--------------------------------------------------------------------------------
Total                                                                   100.0%


See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO


                                             NUMBER          VALUE
                                            OF SHARES       (000S)
COMMON STOCKS - 93.5%
ADVERTISING - 0.9%
 R.H. Donnelley Corp. *                        6,200          $223
----------------------------------------------------------------------
APPAREL - 3.8%
 Coach, Inc. *                                 7,400           364
 K-Swiss, Inc., Class A                        3,427           118
 Quiksilver, Inc. *                            7,800           132
 Timberland (The) Co., Class A *               4,300           213
 Wolverine World Wide, Inc.                    7,100           130
----------------------------------------------------------------------
                                                               957
----------------------------------------------------------------------
BIOTECHNOLOGY - 3.1%
 Integra LifeSciences Holdings Corp. *        12,600           355
 Martek Biosciences Corp. *                   11,600           437
----------------------------------------------------------------------
                                                               792
----------------------------------------------------------------------
COMMERCIAL SERVICES - 2.1%
 Corrections Corp. of America *                6,100           144
 Rent-A-Center, Inc. *                         2,200           146
 Rollins, Inc.                                12,200           252
----------------------------------------------------------------------
                                                               542
----------------------------------------------------------------------
COMPUTERS - 3.3%
 Intergraph Corp. *                           12,100           270
 Lexar Media, Inc. *                          24,700           182
 NetScreen Technologies, Inc. *               17,800           398
----------------------------------------------------------------------
                                                               850
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
 Ameritrade Holding Corp. *                   16,000           126
 Chicago Mercantile Exchange                   1,200            74
----------------------------------------------------------------------
                                                               200
----------------------------------------------------------------------
ELECTRIC - 0.6%
 Westar Energy, Inc.                           8,800           140
----------------------------------------------------------------------
ELECTRONICS - 5.0%
 Daktronics, Inc. *                            8,400           132
 Dionex Corp. *                                7,700           288
 Garmin Ltd. *                                 7,700           371
 Rogers Corp. *                                4,000           132
 Trimble Navigation Ltd. *                    12,800           345
----------------------------------------------------------------------
                                                             1,268
----------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 1.1%
 Chicago Bridge & Iron Co. - New York
  Registered Shares                           14,300           284
----------------------------------------------------------------------
ENTERTAINMENT - 1.1%
 GTECH Holdings Corp. *                        7,800           274
----------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 1.7%
 Stericycle, Inc. *                            5,600          $222
 Tetra Tech, Inc. *                           13,100           222
----------------------------------------------------------------------
                                                               444
----------------------------------------------------------------------
FOOD - 0.5%
 Flowers Foods, Inc.                           4,200           126
----------------------------------------------------------------------
GAS - 1.2%
 UGI Corp.                                     8,700           298
----------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 4.8%
 Advanced Neuromodulation Systems, Inc. *      2,900           139
 Edwards Lifesciences Corp. *                  4,300           130
 Gen-Probe, Inc. *                             8,500           330
 Inamed Corp. *                                6,200           320
 Kensey Nash Corp. *                           8,200           175
 Thoratec Corp. *                              9,200           126
----------------------------------------------------------------------
                                                             1,220
----------------------------------------------------------------------
HEALTHCARE-SERVICES - 2.2%
 Coventry Health Care, Inc. *                  4,700           205
 Odyssey HealthCare, Inc. *                   12,100           358
----------------------------------------------------------------------
                                                               563
----------------------------------------------------------------------
HOME FURNISHINGS - 1.5%
 Harman International Industries, Inc.         5,300           393
----------------------------------------------------------------------
HOUSEWARES - 1.1%
 Toro Co.                                      6,800           272
----------------------------------------------------------------------
INSURANCE - 1.4%
 Delphi Financial Group, Inc., Class A         2,900           133
 Odyssey Re Holdings Corp.                    11,000           227
----------------------------------------------------------------------
                                                               360
----------------------------------------------------------------------
INTERNET - 9.1%
 Avocent Corp. *                               6,700           198
 Checkfree Corp. *                             9,100           223
 DoubleClick, Inc. *                          24,600           258
 eSPEED, Inc., Class A *                       7,500           115
 j2 Global Communications, Inc. *             10,400           384
 Netease.com ADR *                            13,900           449
 NetFlix, Inc. *                              12,300           277
 United Online, Inc. *                        12,600           271
 Verity, Inc. *                                7,100           148
----------------------------------------------------------------------
                                                             2,323
----------------------------------------------------------------------
LODGING - 0.5%
 Station Casinos, Inc. *                       5,900           133
----------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

             EQUITY PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 93.5% - CONTINUED
METAL FABRICATION/HARDWARE - 1.2%
   Maverick Tube Corp. *                                  15,800       $   316
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.7%
   Clarcor, Inc.                                           4,900           178
--------------------------------------------------------------------------------
OIL & GAS - 1.9%
   Evergreen Resources, Inc. *                             3,900           208
   Patina Oil & Gas Corp.                                  7,100           281
--------------------------------------------------------------------------------
                                                                           489
--------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 1.0%
   XTO Energy, Inc.                                       12,400           266
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.2%
   Key Energy Services, Inc. *                            25,500           303
--------------------------------------------------------------------------------
PHARMACEUTICALS - 9.6%
   Abgenix, Inc. *                                        11,100           119
   Able Laboratories, Inc. *                               5,300            91
   American Pharmaceutical Partners, Inc. *                9,700           283
   Angiotech Pharmaceuticals, Inc. *                       7,100           211
   Endo Pharmaceuticals Holdings, Inc. *                  11,400           180
   Eon Labs, Inc. *                                       10,400           304
   Hi-Tech Pharmacal Co., Inc. *                           8,600           291
   Medicines Co. *                                         6,800           159
   Sepracor, Inc. *                                       11,200           255
   Taro Pharmaceuticals Industries *                       6,700           319
   United Therapeutics Corp. *                            12,500           250
--------------------------------------------------------------------------------
                                                                         2,462
--------------------------------------------------------------------------------
RETAIL - 5.8%
   Applebee's International, Inc.                          6,300           193
   Claire's Stores, Inc.                                  10,000           299
   Cosi, Inc. *                                           10,800            15
   Dick's Sporting Goods, Inc. *                           9,200           267
   MSC Industrial Direct Co., Class A *                    8,200           156
   Pacific Sunwear of California, Inc. *                   6,000           135
   Tractor Supply Co. *                                    6,000           272
   Urban Outfitters, Inc. *                                4,400           146
--------------------------------------------------------------------------------
                                                                         1,483
--------------------------------------------------------------------------------
SAVINGS & LOANS - 1.1%
   Harbor Florida Bancshares, Inc.                        10,700           275
--------------------------------------------------------------------------------
SEMICONDUCTORS - 6.1%
   Actel Corp. *                                           8,900           198
   GlobespanVirata, Inc. *                                26,800           222
   Integrated Circuit Systems, Inc. *                     12,300           321
   Omnivision Technologies, Inc. *                        13,000           467
   Silicon Laboratories, Inc. *                            7,000           208
   Veeco Instruments, Inc. *                               6,700           129
--------------------------------------------------------------------------------
                                                                         1,545
--------------------------------------------------------------------------------
SOFTWARE - 7.8%
   Altiris, Inc. *                                         8,600           139
   Ascential Software Corp. *                             65,600           262
   Avid Technology, Inc. *                                 7,800           263
   EPIQ Systems, Inc. *                                    8,500           150
   IMPAC Medical Systems, Inc. *                           6,200           144
   MicroStrategy, Inc., Class A *                          5,200           177
   Open Text Corp. *                                      10,700           337
   Parametric Technology Corp. *                          37,400           122
   Serena Software, Inc. *                                 6,700           133
   Verint Systems, Inc. *                                 11,800           251
--------------------------------------------------------------------------------
                                                                         1,978
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 6.9%
   Adtran, Inc. *                                          5,000           241
   Amdocs Ltd. *                                          15,400           300
   AO VimpelCom ADR *                                      5,200           234
   Enterasys Networks, Inc. *                             31,700           110
   Foundry Networks, Inc. *                               25,900           399
   Mobile Telesystems ADR *                                5,800           312
   SafeNet, Inc. *                                         6,100           170
--------------------------------------------------------------------------------
                                                                         1,766
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 1.5%
   Marvel Enterprises, Inc. *                             17,100           382
--------------------------------------------------------------------------------
TRANSPORTATION - 2.9%
 CP Ships Ltd.                                             8,000           121
 Knight Transportation, Inc. *                             4,000           101
 Landstar System, Inc. *                                   4,500           288
 Roadway Corp.                                             2,500            93
 UTI Worldwide, Inc.                                       4,400           141
--------------------------------------------------------------------------------
                                                                           744
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $19,224)                                                          23,849

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                 MAY 31, 2003 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO (continued)

                                                PRINCIPAL
                                                 AMOUNT      VALUE
                                                 (000S)      (000S)
SHORT-TERM INVESTMENT - 6.7%
   Credit Suisse First Boston, Canada,
     Eurodollar Time Deposit,
     1.32%, 6/2/03                               $1,715     $ 1,715
---------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
---------------------------------------------------------------------
(COST $1,715)                                                 1,715


---------------------------------------------------------------------
 TOTAL INVESTMENTS - 100.2%
---------------------------------------------------------------------
(COST $20,939)                                               25,564
   Liabilities less Other Assets - (0.2)%                       (41)
---------------------------------------------------------------------
 NET ASSETS - 100.0%                                        $25,523

* Non-Income Producing Security.


See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               EQUITY PORTFOLIOS

 SCHEDULE OF INVESTMENTS                               MAY 31, 2003 (UNAUDITED)

 SMALL COMPANY INDEX PORTFOLIO

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 97.8%
ADVERTISING - 0.4%
   Advo, Inc. *                                           2,170          $ 89
   APAC Customer Services, Inc. *                         3,379            10
   Cross Media Marketing Corp. *                          1,095             -
   Grey Global Group, Inc.                                   98            65
   Penton Media, Inc. *                                   1,949             1
   R.H. Donnelley Corp. *                                 3,084           111
   Sitel Corp. *                                          7,410            11
   ValueVision Media, Inc., Class A *                     2,205            30
--------------------------------------------------------------------------------
                                                                          317
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.9%
   AAR Corp. *                                            2,850            13
   Armor Holdings, Inc. *                                 2,691            37
   BE Aerospace, Inc. *                                   4,768            12
   Curtiss-Wright Corp.                                   1,160            69
   DRS Technologies, Inc. *                               2,435            61
   Ducommun, Inc. *                                         903            13
   EDO Corp.                                              1,703            29
   Engineered Support Systems, Inc.                       1,468            58
   Esterline Technologies Corp. *                         2,315            41
   GenCorp, Inc.                                          3,470            28
   Heico Corp.                                            1,548            14
   Herley Industries, Inc. *                              1,364            21
   Integrated Defense Technologies, Inc. *                  889            12
   Kaman Corp., Class A                                   2,533            25
   Moog, Inc., Class A *                                  1,675            56
   Orbital Sciences Corp. *                               5,148            29
   Sequa Corp., Class A *                                   688            25
   Teledyne Technologies, Inc. *                          3,469            52
   Triumph Group, Inc. *                                  1,531            48
   United Defense Industries, Inc. *                      2,362            60
   United Industrial Corp. of New York                    1,050            15
--------------------------------------------------------------------------------
                                                                          718
--------------------------------------------------------------------------------
AGRICULTURE - 0.5%
   Alico, Inc.                                              448            10
   Delta & Pine Land Co.                                  4,107            96
   DIMON, Inc.                                            4,695            33
   Maui Land & Pineapple Co., Inc. *                        385             7
   Seminis, Inc., Class A *                               1,808             6
   Standard Commercial Corp.                              1,270            23
   Tejon Ranch Co. *                                        816            25
   Universal Corp. of Virginia                            2,931           123
   Vector Group Ltd.                                      2,399            41
--------------------------------------------------------------------------------
                                                                          364
--------------------------------------------------------------------------------
AIRLINES - 0.3%
   Airtran Holdings, Inc. *                               7,149            53
   Alaska Air Group, Inc. *                               2,753            52
   ATA Holdings Corp. *                                     424             2
   Atlantic Coast Airlines Holdings, Inc. *               4,617            44
   ExpressJet Holdings, Inc. *                            3,431            40
   Frontier Airlines, Inc. *                              3,365            24
   Mesa Air Group, Inc. *                                 3,437            21
   Mesaba Holdings, Inc. *                                1,254             8
   Midwest Express Holdings, Inc. *                       1,714             5
--------------------------------------------------------------------------------
                                                                          249
--------------------------------------------------------------------------------
APPAREL - 0.9%
   Cherokee, Inc. *                                         623            11
   DHB Industries, Inc. *                                 2,180             9
   Guess?, Inc. *                                           982             5
   Gymboree Corp. *                                       2,730            47
   K-Swiss, Inc., Class A                                 1,340            46
   Kellwood Co.                                           2,812            86
   Maxwell Shoe Co., Inc., Class A *                      1,590            21
   Mossimo, Inc. *                                          640             3
   Nautica Enterprises, Inc. *                            2,789            29
   Oshkosh B'Gosh, Inc., Class A                          1,069            27
   Oxford Industries, Inc.                                  695            28
   Phillips-Van Heusen Corp.                              2,615            37
   Quiksilver, Inc. *                                     5,148            87
   Russell Corp.                                          2,769            55
   Skechers U.S.A., Inc., Class A *                       1,725            13
   Steven Madden Ltd. *                                   1,007            20
   Stride Rite Corp.                                      4,167            38
   Tropical Sportswear International Corp. *                681             4
   Unifi, Inc. *                                          5,655            39
   Vans, Inc. *                                           2,409            17
   Wolverine World Wide, Inc.                             4,642            85
--------------------------------------------------------------------------------
                                                                          707
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.2%
   Oshkosh Truck Corp.                                    1,663            92
   Wabash National Corp. *                                2,858            36
--------------------------------------------------------------------------------
                                                                          128
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.5%
   Aftermarket Technology Corp. *                           992            10

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
  SCHEDULE OF INVESTMENTS
  SMALL COMPANY INDEX PORTFOLIO (continued)

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 97.8% - CONTINUED
AUTO PARTS & EQUIPMENT - 0.5% - (CONTINUED)
   Bandag, Inc.                                           1,166          $ 42
   Collins & Aikman Corp. *                               2,781             9
   Dura Automotive Systems, Inc., Class A *               1,631            15
   IMPCO Technologies, Inc. *                             1,663             6
   Keystone Automotive Industries, Inc. *                 1,145            21
   Modine Manufacturing Co.                               3,208            71
   Raytech Corp. *                                        4,642            28
   Spartan Motors, Inc.                                   1,047             9
   Sports Resorts International, Inc. *                   2,792            18
   Standard Motor Products, Inc.                            905            12
   Strattec Security Corp. *                                339            18
   Superior Industries International, Inc.                2,386            93
   Tenneco Automotive, Inc. *                             4,245            16
   Tower Automotive, Inc. *                               5,944            21
--------------------------------------------------------------------------------
                                                                          389
--------------------------------------------------------------------------------
BANKS - 8.1%
   1st Source Corp.                                       1,595            27
   ABC Bancorp                                            1,094            16
   Alabama National Bancorp                               1,075            52
   Allegiant Bancorp, Inc.                                1,347            25
   Amcore Financial, Inc.                                 2,832            68
   American National Bankshares, Inc. of Virginia           662            16
   Arrow Financial Corp.                                    728            24
   Banc Corp.                                             1,709            11
   Bancfirst Corp.                                          409            22
   Bank of Granite Corp.                                  1,584            29
   Bank of the Ozarks, Inc.                                 482            17
   Banner Corp.                                           1,150            24
   Bay View Capital Corp. *                               7,107            41
   Boston Private Financial Holdings, Inc.                2,216            41
   Bryn Mawr Bank Corp.                                     387            14
   BSB Bancorp, Inc.                                        933            25
   Camden National Corp.                                    955            24
   Capital City Bank Group, Inc.                            818            34
   Capitol Bancorp Ltd.                                     908            23
   Cascade Bancorp                                        1,432            25
   Cathay Bancorp, Inc.                                   1,719            70
   CB Bancshares, Inc.                                      336            22
   CCBT Financial Cos., Inc.                                929            22
   Central Coast Bancorp *                                  970            16
   Central Pacific Financial Corp.                        1,545            42
   Century Bancorp, Inc. of Massachusetts, Class A          417            12
   Chemical Financial Corp.                               2,699            84
   Chittenden Corp.                                       3,843           106
   City Holding Co.                                       1,912            54
   CityBank Lynwood of Washington                           892            23
   CoBiz, Inc.                                              870            12
   Columbia Bancorp                                         658            17
   Columbia Banking Systems, Inc.                         1,535            28
   Community Bank System, Inc.                            1,288            50
   Community Banks, Inc.                                    965            28
   Community First Bankshares, Inc.                       4,521           125
   Community Trust Bancorp, Inc.                          1,447            43
   Corus Bankshares, Inc.                                   976            49
   CVB Financial Corp.                                    3,712            79
   East-West Bancorp, Inc.                                2,690            99
   F&M Bancorp of Maryland                                1,211            61
   Farmers Capital Bank Corp.                               706            23
   Financial Institutions, Inc.                             916            21
   First Bancorp of North Carolina                          848            22
   First BanCorp of Puerto Rico                           3,758           115
   First Busey Corp.                                        984            24
   First Charter Corp.                                    3,434            67
   First Citizens Bancshares, Inc., Class A                 695            70
   First Commonwealth Financial Corp.                     6,587            86
   First Community Bancorp of California                  1,092            33
   First Community Bancshares, Inc.                         957            34
   First Financial Bancorp                                4,017            66
   First Financial Bankshares, Inc.                       1,417            58
   First Financial Corp. of Indiana                         795            44
   First Merchants Corp.                                  1,732            44
   First National Corp.                                     901            23
   First Oak Brook Bancshares, Inc.                         464            15
   First of Long Island (The) Corp.                         357            13
   First Republic Bank *                                  1,148            30
   First South Bancorp, Inc. of Virginia                    269             9
   First State Bancorporation                               673            18
   FNB Corp. of Virginia                                    663            18
   Franklin Financial Corp. of Tennessee                    356            11
   Fremont General Corp.                                  6,540            75
   Frontier Financial Corp.                               1,812            53
   GBC Bancorp of California                                913            33
   German American Bancorp                                1,082            21
   Glacier Bancorp, Inc.                                  1,954            49

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)


                                                        NUMBER        VALUE
                                                      OF SHARES       (000S)
COMMON STOCKS - 97.8% - CONTINUED
BANKS - 8.1% - (CONTINUED)
  Gold Banc Corp., Inc.                                   3,816       $  38
  Great Southern Bancorp, Inc.                              643          24
  Hancock Holding Co.                                     1,542          73
  Hanmi Financial Corp.                                     943          16
  Harleysville National Corp.                             2,207          62
  Humboldt Bancorp                                        1,207          16
  IBERIABANK Corp.                                          781          38
  Independent Bank Corp. of Massachusetts                 1,377          30
  Independent Bank Corp. of Michigan                      2,119          55
  Integra Bank Corp.                                      1,721          30
  Interchange Financial Services Corp. of New Jersey        923          18
  International Bancshares Corp.                          2,571         119
  Irwin Financial Corp.                                   1,712          42
  Lakeland Bancorp, Inc.                                  1,332          21
  Lakeland Financial Corp.                                  568          15
  Local Financial Corp. *                                 2,031          31
  LSB Bancshares, Inc.                                      906          15
  Macatawa Bank Corp.                                       814          19
  Main Street Banks, Inc.                                 1,235          29
  MainSource Financial Group, Inc.                          668          16
  MB Financial, Inc.                                      1,279          50
  Merchants Bancshares, Inc.                                422          10
  Mid-State Bancshares                                    2,753          56
  Midwest Banc Holdings, Inc.                             1,139          22
  Nara Bancorp, Inc.                                        943          16
  National Penn Bancshares, Inc.                          2,310          69
  NBC Capital Corp.                                         815          20
  NBT Bancorp, Inc.                                       3,414          63
  Old Second Bancorp, Inc.                                  809          35
  Omega Financial Corp.                                     979          35
  Oriental Financial Group, Inc.                          1,599          40
  Pacific Capital Bancorp                                 3,978         135
  Pacific Northwest Bancorp                               1,900          66
  Pacific Union Bank                                      1,188          17
  Peapack Gladstone Financial Corp.                         685          21
  Pennrock Financial Services Corp.                         810          23
  Peoples Bancorp, Inc. of Ohio                           1,026          26
  Peoples Holding (The) Co.                                 636          28
  PrivateBancorp, Inc.                                      655          18
  Prosperity Bancshares, Inc.                             1,472          27
  Provident Bankshares Corp.                              2,725          70
  R & G Financial Corp., Class B                          1,666          47
  Republic Bancorp, Inc. of Kentucky, Class A               822          12
  Republic Bancorp, Inc. of Michigan                      5,952          79
  Republic Bancshares, Inc.                                 557          13
  Riggs National Corp.                                    1,525          23
  Royal Bancshares of Pennsylvania, Inc., Class A           585          12
  S & T Bancorp, Inc.                                     2,977          84
  Sandy Spring Bancorp, Inc.                              1,599          51
  Santander BanCorp                                         911          14
  Seacoast Banking Corp. of Florida                       1,162          21
  Second Bancorp, Inc.                                      908          22
  Simmons First National Corp., Class A                   1,658          34
  South Financial Group (The), Inc.                       5,303         129
  Southwest Bancorp of Texas, Inc. *                      3,200         105
  Southwest Bancorp, Inc. of Oklahoma                       574          15
  State Bancorp, Inc.                                       860          17
  Sterling Bancorp of New York                            1,168          34
  Sterling Bancshares, Inc. of Texas                      4,290          51
  Sterling Financial Corp. of Pennsylvania                1,910          45
  Suffolk Bancorp                                         1,335          44
  Summit Bancshares, Inc. of Texas                          589          14
  Sun Bancorp, Inc. of New Jersey *                         778          14
  Sun Bancorp, Inc. of Pennsylvania                         546          11
  Susquehanna Bancshares, Inc.                            4,456         103
  SY Bancorp, Inc.                                          644          25
  Texas Regional Bancshares, Inc., Class A                2,782         102
  Tompkins Trustco, Inc.                                    872          40
  Trico Bancshares                                          561          14
  Trust Co. of New Jersey                                 2,134          63
  Trustco Bank Corp. of New York                          8,162          94
  UCBH Holdings, Inc.                                     4,392         114
  UMB Financial Corp.                                     1,855          78
  Umpqua Holdings Corp.                                   3,261          65
  Union Bankshares Corp.                                    888          24
  United Bankshares, Inc.                                 4,090         125
  United Community Banks, Inc. of Georgia                 1,872          49
  United National Bancorp of New Jersey                   2,021          53
  Unizan Financial Corp.                                  2,487          44
  USB Holding Co., Inc.                                   1,369          24
  Virginia Financial Group, Inc.                            854          26
  W. Holding Co., Inc.                                    4,879          80
  Washington Trust Bancorp, Inc.                          1,506          35
  WesBanco, Inc.                                          2,389          60


See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
 SCHEDULE OF INVESTMENTS
 SMALL COMPANY INDEX PORTFOLIO (continued)


                                                        NUMBER        VALUE
                                                       OF SHARES      (000S)
COMMON STOCKS - 97.8% - CONTINUED
BANKS - 8.1% - (CONTINUED)
  West Coast Bancorp of Oregon                            1,760      $   29
  Wintrust Financial Corp.                                1,621          49
  Yardville National Bancorp                                869          17
---------------------------------------------------------------------------
                                                                      6,433
---------------------------------------------------------------------------
BEVERAGES - 0.1%
  Boston Beer Co., Inc., Class A *                        1,010          14
  Coca-Cola Bottling Co. Consolidated                       116           6
  Farmer Bros. Co.                                          117          38
  Green Mountain Coffee, Inc. *                             410           7
  National Beverage Corp. *                                 472           7
  Peet's Coffee & Tea, Inc. *                               936          16
  Robert Mondavi (The) Corp., Class A *                   1,016          26
---------------------------------------------------------------------------
                                                                        114
---------------------------------------------------------------------------
BIOTECHNOLOGY - 2.3%
  Acacia Research - CombiMatrix *                         1,435           3
  Aksys Ltd. *                                            2,834          25
  Alexion Pharmaceuticals, Inc. *                         2,074          29
  Aphton Corp. *                                          2,852          20
  Applera Corp. (Celera Genomics Group) *                 7,788          91
  Applied Molecular Evolution, Inc. *                     1,752           8
  Arena Pharmaceuticals, Inc. *                           2,149          15
  Ariad Pharmaceuticals, Inc. *                           4,068          14
  Arqule, Inc. *                                          2,779          12
  Avigen, Inc. *                                          2,630          10
  Bio-Rad Laboratories, Inc., Class A *                   1,912         113
  Bio-Technology General Corp. *                          6,553          31
  Cambrex Corp.                                           2,541          54
  Cell Genesys, Inc. *                                    3,703          42
  Ciphergen Biosystems, Inc. *                            2,279          20
  CryoLife, Inc. *                                        1,836          17
  CuraGen Corp. *                                         4,807          26
  Decode Genetics, Inc. *                                 4,044          15
  Deltagen, Inc. *                                        1,034           1
  Digene Corp. *                                          1,338          35
  Diversa Corp. *                                         3,200          35
  Embrex, Inc. *                                            943           9
  Encysive Pharmaceuticals, Inc. *                        5,728          16
  Enzo Biochem, Inc. *                                    2,620          67
  Enzon Pharmaceuticals, Inc. *                           4,827          72
  Exact Sciences Corp. *                                  1,294          17
  Exelixis, Inc. *                                        5,104          42
  Gene Logic, Inc. *                                      3,024          22
  Genencor International, Inc. *                          1,066          16
  Genzyme Corp. (Genzyme Biosurgery Division) *           4,912          11
  Geron Corp. *                                           2,835          14
  Harvard Bioscience, Inc. *                              2,667          10
  Illumina, Inc. *                                        3,107          11
  Immunomedics, Inc. *                                    4,654          32
  Incyte, Inc. *                                          7,600          38
  Integra LifeSciences Holdings Corp. *                   2,123          60
  InterMune, Inc. *                                       2,762          70
  Interpore International *                               1,957          21
  Kosan Biosciences, Inc. *                               1,946          14
  Lexicon Genetics, Inc. *                                3,782          22
  Martek Biosciences Corp. *                              2,610          98
  Maxygen, Inc. *                                         3,245          36
  Myriad Genetics, Inc. *                                 3,031          46
  Nektar Therapeutics *                                   6,228          69
  Neose Technologies, Inc. *                              1,526          17
  Peregrine Pharmaceuticals, Inc. *                      13,456          16
  Praecis Pharmaceuticals, Inc. *                         5,873          30
  Protein Design Labs, Inc. *                            10,023         143
  Regeneron Pharmaceuticals, Inc. *                       3,774          52
  Sangamo BioSciences, Inc. *                             2,231           9
  Seattle Genetics, Inc. of Washington*                   2,354          12
  Sequenom, Inc. *                                        4,459          12
  Serologicals Corp. *                                    2,427          32
  Telik, Inc. *                                           3,581          52
  Transkaryotic Therapies, Inc. *                         3,157          23
  Vical, Inc. *                                           2,487          11
---------------------------------------------------------------------------
                                                                      1,838
---------------------------------------------------------------------------
BUILDING MATERIALS - 0.8%
  Aaon, Inc. *                                            1,030          16
  Apogee Enterprises, Inc.                                3,211          34
  Butler Manufacturing Co.                                  629          11
  Centex Construction Products, Inc.                        736          29
  Comfort Systems USA, Inc. *                             4,256          12
  Drew Industries, Inc. *                                   684          11
  ElkCorp                                                 2,138          44
  Florida Rock Industries, Inc.                           2,181          93
  Genlyte Group, Inc. *                                   1,382          52
  Lennox International, Inc.                              4,790          69
  LSI Industries, Inc.                                    1,572          19
  Mestek, Inc. *                                            397           7


See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                    NUMBER           VALUE
                                                  OF SHARES          (000S)
COMMON STOCKS - 97.8% - CONTINUED
BUILDING MATERIALS - 0.8% - (CONTINUED)
  NCI Building Systems, Inc. *                        2,103        $   39
  Simpson Manufacturing Co., Inc. *                   1,613            57
  Texas Industries, Inc.                              2,347            52
  Trex Co., Inc. *                                      744            32
  U.S. Concrete, Inc. *                               2,243             9
  Universal Forest Products, Inc.                     1,582            30
  USG Corp. *                                         4,114            48
---------------------------------------------------------------------------
                                                                      664
---------------------------------------------------------------------------
CHEMICALS - 2.1%
  Airgas, Inc.                                        6,546           118
  Arch Chemicals, Inc.                                2,226            45
  Cabot Microelectronics Corp. *                      2,565           119
  Crompton Corp.                                     12,764            91
  Cytec Industries, Inc. *                            4,490           149
  Ferro Corp.                                         3,643            90
  FMC Corp. *                                         3,416            71
  Fuller (H.B.) Co.                                   3,208            76
  Georgia Gulf Corp.                                  3,098            65
  Grace (W.R.) & Co. *                                7,375            24
  Great Lakes Chemical Corp.                          4,196            97
  MacDermid, Inc.                                     2,891            72
  Millennium Chemicals, Inc.                          7,139            85
  Minerals Technologies, Inc.                         2,275           114
  NL Industries, Inc.                                   913            15
  Octel Corp.                                         1,089            15
  Olin Corp.                                          5,750           102
  Omnova Solutions, Inc. *                            4,485            20
  Penford Corp.                                         899            11
  PolyOne Corp. *                                     8,904            44
  Quaker Chemical Corp.                                 911            21
  Schulman (A.), Inc.                                 3,350            57
  Solutia, Inc.                                      11,821            30
  Spartech Corp.                                      1,628            32
  Stepan Co.                                            728            18
  Symyx Technologies, Inc. *                          2,600            44
  Terra Industries, Inc. *                            5,097             8
  Valhi, Inc.                                         2,812            27
  Wellman, Inc.                                       3,572            40
---------------------------------------------------------------------------
                                                                    1,700
---------------------------------------------------------------------------
COAL - 0.3%
  Arch Coal, Inc.                                     5,133           116
  Massey Energy Co.                                   7,115           100
---------------------------------------------------------------------------
                                                                      216
---------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.4%
  Aaron Rents, Inc.                                   1,555            37
  ABM Industries, Inc.                                4,234            63
  Administaff, Inc. *                                 2,204            20
  Advisory Board (The) Co. *                            628            24
  Albany Molecular Research, Inc. *                   2,309            31
  Alderwoods Group, Inc. *                            4,525            27
  Arbitron, Inc. *                                    3,345           117
  Banta Corp.                                         2,778            96
  Bowne & Co., Inc.                                   3,785            47
  Bright Horizons Family Solutions, Inc. *            1,125            38
  CDI Corp. *                                         1,349            36
  Central Parking Corp.                               1,982            23
  Century Business Services, Inc. *                   8,909            25
  Charles River Associates, Inc. *                      863            19
  Clark/Bardes, Inc. *                                1,555            18
  Coinstar, Inc. *                                    2,449            52
  Consolidated Graphics, Inc. *                       1,253            25
  Corinthian Colleges, Inc. *                         4,254           200
  Cornell Cos., Inc. *                                1,514            21
  Corporate Executive Board Co. *                     4,141           175
  Corrections Corp. of America *                      3,168            75
  Corvel Corp. *                                        764            25
  CoStar Group, Inc. *                                1,505            42
  CPI Corp.                                             826            13
  Cross Country Healthcare, Inc. *                    3,622            46
  DiamondCluster International, Inc., Class A *       2,658             7
  Discovery Partners International, Inc. *            2,216             9
  Dollar Thrifty Automotive Group *                   2,796            54
  Electro Rent Corp. *                                1,533            16
  Euronet Worldwide, Inc. *                           1,566            19
  Exult, Inc. *                                       5,290            35
  First Consulting Group, Inc. *                      2,076            12
  Forrester Research, Inc. *                          1,561            24
  FTI Consulting, Inc. *                              2,783           102
  Gaiam, Inc. *                                         718             4
  Gartner, Inc., Class A *                            9,326            69
  Hall, Kinion & Associates, Inc. *                   1,321             4


See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
 SCHEDULE OF INVESTMENTS
 SMALL COMPANY INDEX PORTFOLIO (continued)


                                                   NUMBER            VALUE
                                                  OF SHARES          (000S)
COMMON STOCKS - 97.8% - CONTINUED
COMMERCIAL SERVICES - 4.4% - (CONTINUED)
  Healthcare Services Group *                         1,014        $    14
  Heidrick & Struggles International, Inc. *          2,069             30
  Hooper Holmes, Inc.                                 6,007             39
  ICT Group, Inc. *                                     401              5
  iDine Rewards Network, Inc. *                       2,195             24
  Insurance Auto Auctions, Inc. *                     1,101             14
  Integrated Electrical Services, Inc. *              3,661             25
  ITT Educational Services, Inc. *                    4,759            134
  Kelly Services, Inc., Class A                       1,914             48
  Kendle International, Inc. *                        1,382              7
  kforce, Inc. *                                      2,538              9
  Korn/Ferry International *                          4,246             34
  Kroll, Inc. *                                       3,329             77
  Labor Ready, Inc. *                                 4,656             30
  Landauer, Inc.                                        967             40
  Learning Tree International, Inc. *                 1,087             17
  Mail-Well, Inc. *                                   3,722             11
  MAXIMUS, Inc. *                                     1,789             48
  McGrath Rentcorp                                      998             26
  Medical Staffing Network Holdings, Inc. *           1,022              8
  MedQuist, Inc. *                                    1,122             23
  Memberworks, Inc. *                                   925             20
  Midas, Inc. *                                         725              6
  Monro Muffler, Inc. *                                 651             16
  MPS Group, Inc. *                                  10,587             76
  Navigant Consulting, Inc. *                         4,792             47
  NCO Group, Inc. *                                   2,147             41
  On Assignment, Inc. *                               2,364              8
  Parexel International Corp. *                       2,696             37
  PDI, Inc. *                                           972             11
  Plexus Corp. *                                      4,688             56
  Pre-Paid Legal Services, Inc. *                     1,410             36
  PRG-Schultz International, Inc. *                   4,066             29
  Princeton Review, Inc. *                            2,106             13
  Protection One, Inc. *                              1,552              2
  Proxymed, Inc. *                                      599              7
  Quanta Services, Inc. *                             5,993             36
  Remedytemp, Inc., Class A *                           718              8
  Rent-Way, Inc. *                                    2,845             13
  Resources Connection, Inc. *                        2,193             49
  Right Management Consultants, Inc. *                1,853             24
  Rollins, Inc.                                       2,373             49
  Roto-Rooter, Inc.                                   1,082             42
  Service Corp. International *                      33,172            138
  Sotheby's Holdings, Inc., Class A *                 5,076             41
  SOURCECORP, Inc. *                                  1,694             32
  Spherion Corp. *                                    6,604             35
  Startek, Inc. *                                     1,158             31
  Stewart Enterprises, Inc., Class A *               10,920             46
  Strayer Education, Inc.                               993             66
  Sylvan Learning Systems, Inc. *                     3,544             74
  TeleTech Holdings, Inc. *                           4,400             20
  Volt Information Sciences, Inc. *                     942             13
  Wackenhut Corrections Corp. *                         939             14
  Watson Wyatt & Co. Holdings *                       2,228             49
  Wireless Facilities, Inc. *                         2,629             26
--------------------------------------------------------------------------
                                                                     3,524
--------------------------------------------------------------------------
COMPUTERS - 4.0%
  3D Systems Corp. *                                  1,048              7
  Advanced Digital Information Corp. *                7,053             74
  Anteon International Corp. *                        1,663             42
  CACI International, Inc., Class A *                 3,220            106
  Carreker Corp. *                                    2,528             12
  Catapult Communications Corp. *                       699              7
  CIBER, Inc. *                                       6,287             38
  Cognizant Technology Solutions Corp. *              6,538            136
  Compucom Systems, Inc. *                            2,585             12
  Computer Horizons Corp. *                           3,509             17
  Concurrent Computer Corp. *                         7,000             22
  Covansys Corp. *                                    2,516              7
  Cray, Inc. *                                        6,446             52
  Digimarc Corp. *                                      965             13
  Drexler Technology Corp. *                            904             18
  Dynamics Research Corp. *                             877             12
  Echelon Corp. *                                     2,773             38
  Electronics for Imaging, Inc. *                     6,098            121
  Factset Research Systems, Inc.                      2,325             89
  FalconStor Software, Inc. *                         3,855             21
  Fidelity National Information Solutions, Inc. *     1,600             42
  Handspring, Inc. *                                  5,627              6
  Hutchinson Technology, Inc. *                       2,817             85
  iGate Corp. *                                       2,636             10
  Imation Corp.                                       3,990            138
  InFocus Corp. *                                     4,094             22

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 46 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                         NUMBER          VALUE
                                                        OF SHARES         (000S)
COMMON STOCKS - 97.8% - CONTINUED
COMPUTERS - 4.0% - (CONTINUED)
   Inforte Corp. *                                           765          $    6
   Integral Systems, Inc. of Maryland *                    1,072              21
   Intergraph Corp. *                                      5,320             119
   Iomega Corp. *                                          5,806              62
   Kronos, Inc. of Massachusetts *                         2,177             106
   Lexar Media, Inc. *                                     4,015              30
   Magma Design Automation, Inc. *                         2,123              37
   Manhattan Associates, Inc. *                            2,138              57
   Maxtor Corp. *                                         22,482             169
   McData Corp., Class A *                                 7,182              97
   Mentor Graphics Corp. *                                 7,364              96
   Mercury Computer Systems, Inc. *                        2,433              53
   Micros Systems, Inc. *                                  1,871              55
   MTS Systems Corp.                                       2,357              34
   Nassda Corp. *                                            655               4
   Netscout Systems, Inc. *                                2,358               9
   NetScreen Technologies, Inc. *                          1,205              27
   Novadigm, Inc. *                                        1,771               4
   Nuance Communications, Inc. *                           3,283              18
   NYFIX, Inc. *                                           2,772              16
   Overland Storage, Inc. *                                  896              16
   Palm, Inc. *                                            3,293              39
   PEC Solutions, Inc. *                                     897              13
   Pomeroy Computer Resources, Inc. *                      1,298              13
   Quantum Corp. *                                        16,238              69
   Radiant Systems, Inc. *                                 1,953              14
   Radisys Corp. *                                         1,842              20
   Rainbow Technologies, Inc. *                            2,699              23
   Read-Rite Corp. *                                       3,170               5
   Redback Networks, Inc. *                               17,052              19
   Sandisk Corp. *                                         6,823             248
   SCM Microsystems, Inc. *                                2,043               9
   Silicon Graphics, Inc. *                               21,410              25
   Silicon Storage Technology, Inc. *                      8,730              41
   SimpleTech, Inc. *                                        940               3
   SRA International, Inc., Class A *                        614              18
   StorageNetworks, Inc. *                                 8,644              12
   SYKES Enterprises, Inc. *                               2,771              14
   Synaptics, Inc. *                                         656               8
   Synplicity, Inc. *                                      1,252               6
   Syntel, Inc. *                                            632              10
   Systems & Computer Technology Corp. *                   3,455              29
   Talx Corp.                                              1,410              26
   Tier Technologies, Inc., Class B *                      1,590              14
   TiVo, Inc. *                                            2,538              23
   Tripos, Inc. *                                            958               6
   Tyler Technologies, Inc. *                              3,283              15
   Virage Logic Corp. *                                    1,408               8
   Western Digital Corp. *                                21,654             271
--------------------------------------------------------------------------------
                                                                           3,184
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.1%
   Chattem, Inc. *                                         1,156              16
   DEL Laboratories, Inc. *                                  446              11
   Elizabeth Arden, Inc. *                                 1,503              19
   Inter Parfums, Inc. *                                     431               3
   Revlon, Inc., Class A *                                 1,118               4
--------------------------------------------------------------------------------
                                                                              53
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.7%
   Advanced Marketing Services, Inc.                       1,537              17
   Aviall, Inc. *                                          2,137              20
   Bell Microproducts, Inc. *                              2,277               9
   Building Material Holding Corp.                         1,397              20
   Daisytek International Corp. *                          2,317               2
   Handleman Co. *                                         2,848              52
   Hughes Supply, Inc.                                     2,723              98
   Owens & Minor, Inc.                                     3,861              82
   Scansource, Inc. *                                      1,067              27
   SCP Pool Corp. *                                        2,046              66
   United Stationers, Inc.                                 3,429             104
   Watsco, Inc.                                            1,935              30
   WESCO International, Inc. *                             1,850               9
--------------------------------------------------------------------------------
                                                                             536
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
   Advanta Corp., Class B                                  2,497              25
   American Home Mortgage Holdings, Inc.                     930              15
   Ameritrade Holding Corp. *                             20,617             163
   BKF Capital Group, Inc. *                                 665              11
   California First National Bancorp                         454               4
   Charter Municipal Mortgage Acceptance Co.               4,689              90
   Cityscape Financial Corp. *                             2,500               -
   CompuCredit Corp. *                                     1,944              22
   Credit Acceptance Corp. *                               1,548              15
   DVI, Inc. *                                             1,432              11

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                          NUMBER          VALUE
                                                        OF SHARES         (000S)
COMMON STOCKS - 97.8% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 1.3% - (CONTINUED)
   Federal Agricultural Mortgage Corp., Class C *            940          $   22
   Financial Federal Corp. *                               1,456              36
   Friedman Billings Ramsey Group, Inc., Class A          10,306             137
   Gabelli Asset Management, Inc., Class A *                 715              22
   Jefferies Group, Inc.                                   2,131              97
   Knight Trading Group, Inc. *                            8,394              53
   Metris Cos., Inc.                                       3,469              18
   New Century Financial Corp.                             1,759              82
   Saxon Capital, Inc. *                                   3,178              55
   SoundView Technology Group, Inc. *                      8,414              15
   SWS Group, Inc.                                         1,568              29
   Westcorp                                                1,337              37
   WFS Financial, Inc. *                                     802              23
   World Acceptance Corp. *                                1,222              17
--------------------------------------------------------------------------------
                                                                             999
--------------------------------------------------------------------------------
ELECTRIC - 1.6%
   Avista Corp.                                            5,354              75
   Black Hills Corp.                                       3,010              90
   Central Vermont Public Service Corp.                    1,325              25
   CH Energy Group, Inc.                                   1,843              83
   Cleco Corp.                                             4,613              80
   DQE, Inc.                                               8,062             133
   El Paso Electric Co. *                                  5,329              63
   Empire District Electric (The) Co.                      2,515              53
   MGE Energy, Inc.                                        1,823              57
   Otter Tail Corp.                                        2,847              80
   PNM Resources, Inc.                                     4,048             108
   Sierra Pacific Resources *                             13,271              72
   UIL Holdings Corp.                                      1,369              60
   Unisource Energy Corp.                                  3,233              61
   Unitil Corp.                                              521              13
   Westar Energy, Inc.                                     6,326             101
   WPS Resources Corp.                                     3,508             151
--------------------------------------------------------------------------------
                                                                           1,305
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
   Active Power, Inc. *                                    4,385               8
   Advanced Energy Industries, Inc. *                      1,870              25
   American Superconductor Corp. *                         2,280              10
   Ametek, Inc.                                            3,724             139
   Artesyn Technologies, Inc. *                            3,370              16
   Belden, Inc.                                            2,565              35
   C&D Technologies, Inc.                                  2,899              43
   Capstone Turbine Corp. *                               10,138              14
   Encore Wire Corp. *                                     1,540              16
   Energy Conversion Devices, Inc. *                       1,659              18
   General Cable Corp. *                                   3,734              16
   GrafTech International Ltd. *                           6,437              40
   Intermagnetics General Corp. *                          1,633              26
   Littelfuse, Inc. *                                      2,163              46
   Magnetek, Inc. *                                        2,572               6
   Medis Technologies Ltd. *                               1,215               9
   Powell Industries, Inc. *                                 758              12
   Power-One, Inc. *                                       6,059              42
   Proton Energy Systems, Inc. *                           3,167              11
   Rayovac Corp. *                                         3,594              45
   Research Frontiers, Inc. *                              1,257              14
   Universal Display Corp. *                               2,131              22
   Vicor Corp. *                                           2,199              19
   Wilson Greatbatch Technologies, Inc. *                  2,341              86
--------------------------------------------------------------------------------
                                                                             718
--------------------------------------------------------------------------------
ELECTRONICS - 2.2%
   Analogic Corp.                                            768              39
   BEI Technologies, Inc.                                  1,228              13
   Bel Fuse, Inc., Class B                                 1,080              22
   Benchmark Electronics, Inc. *                           2,579              73
   Brady Corp., Class A                                    2,106              69
   Checkpoint Systems, Inc. *                              3,610              50
   Coherent, Inc. *                                        3,281              80
   CTS Corp.                                               3,403              34
   Cubic Corp.                                             1,719              34
   Daktronics, Inc. *                                      1,533              24
   Dionex Corp. *                                          1,988              74
   Electro Scientific Industries, Inc. *                   3,100              47
   Excel Technology, Inc. *                                  945              23
   FEI Co. *                                               2,755              56
   Flir Systems, Inc. *                                    3,314              95
   Identix, Inc. *                                         9,481              60
   II-VI, Inc. *                                           1,230              26
   Invision Technologies, Inc. *                           1,315              31
   Itron, Inc. *                                           2,341              51
   Keithley Instruments, Inc.                                775              11
   LeCroy Corp. *                                          1,081               9
   Manufacturers Services Ltd. *                           1,882               8
   Merix Corp. *                                           1,780              10

See Accompanying Notes to the Financial Statements.

             EQUITY PORTFOLIOS 48 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)


                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 97.8% - CONTINUED
ELECTRONICS - 2.2% - (CONTINUED)
   Methode Electronics, Inc., Class A                     3,871        $   43
   Molecular Devices Corp. *                              1,702            29
   NU Horizons Electronics Corp. *                        1,877            11
   OSI Systems, Inc. *                                      890            14
   Park Electrochemical Corp.                             1,934            35
   Paxar Corp. *                                          3,561            40
   Photon Dynamics, Inc. *                                1,803            45
   Pioneer Standard Electronics                           3,429            31
   Planar Systems, Inc. *                                 1,579            33
   Rogers Corp. *                                         1,770            58
   SBS Technologies, Inc. *                               1,609            15
   Stoneridge, Inc. *                                     1,481            17
   Suntron Corp. *                                          327             1
   Sypris Solutions, Inc.                                   652             6
   Technitrol, Inc. *                                     4,546            78
   Thomas & Betts Corp. *                                 4,872            75
   Trimble Navigation Ltd. *                              3,198            86
   TTM Technologies, Inc. *                               2,013             9
   Varian, Inc. *                                         3,360           108
   Watts Industries, Inc., Class A                        1,748            31
   Woodhead Industries, Inc.                              1,169            14
   Woodward Governor Co.                                    960            37
   X-Rite, Inc.                                           2,052            21
   Zygo Corp. *                                           1,738            12
--------------------------------------------------------------------------------
                                                                        1,788
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES - 0.1%
   AstroPower, Inc. *                                     2,451             6
   FuelCell Energy, Inc. *                                3,871            36
   Headwaters, Inc. *                                     3,078            58
   Plug Power, Inc. *                                     2,185            12
   Syntroleum Corp. *                                     2,567             5
--------------------------------------------------------------------------------
                                                                          117
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.4%
   Baker (Michael) Corp. *                                  666             6
   Dycom Industries, Inc. *                               5,359            75
   EMCOR Group, Inc. *                                    1,803            90
   Granite Construction, Inc.                             3,600            67
   Insituform Technologies, Inc., Class A *               2,566            41
   URS Corp. *                                            2,838            47
--------------------------------------------------------------------------------
                                                                          326
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.8%
   Alliance Gaming Corp. *                                4,739            77
   AMC Entertainment, Inc. *                              3,346            35
   Argosy Gaming Co. *                                    2,760            51
   Ascent Media Group , Inc., Class A *                     819             1
   Carmike Cinemas, Inc. *                                  290             6
   Championship Auto Racing Teams, Inc. *                 1,411             4
   Churchill Downs, Inc.                                    688            26
   Dover Downs Gaming & Entertainment, Inc.               1,108            10
   Dover Motorsports, Inc.                                2,043             7
   Gaylord Entertainment Co. *                            2,482            56
   Isle of Capri Casinos, Inc. *                          1,597            21
   Macrovision Corp. *                                    4,595            88
   Magna Entertainment Corp., Class A *                   4,992            22
   Penn National Gaming, Inc. *                           3,474            58
   Pinnacle Entertainment, Inc. *                         2,748            17
   Scientific Games Corp., Class A *                      5,186            40
   Shuffle Master, Inc. *                                 1,908            51
   Speedway Motorsports, Inc.                             1,585            41
   Steinway Musical Instruments *                           543             7
   Vail Resorts, Inc. *                                     900            11
   Zomax, Inc. *                                          3,347            11
--------------------------------------------------------------------------------
                                                                          640
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.6%
   Calgon Carbon Corp.                                    3,783            22
   Casella Waste Systems, Inc., Class A *                 1,873            17
   IMCO Recycling, Inc. *                                 1,473            11
   Ionics, Inc. *                                         1,996            42
   Mine Safety Appliances Co.                               927            36
   Stericycle, Inc. *                                     4,055           161
   Tetra Tech, Inc. *                                     5,653            96
   TRC Cos., Inc. *                                       1,010            12
   Waste Connections, Inc. *                              3,123           106
--------------------------------------------------------------------------------
                                                                          503
--------------------------------------------------------------------------------
FOOD - 1.8%
   American Italian Pasta Co., Class A *                  1,871            82
   Arden Group, Inc., Class A *                             178            10
   Aurora Foods, Inc. *                                   3,324             2
   Bridgford Foods Corp.                                    379             3
   Chiquita Brands International, Inc. *                  4,001            60
   Corn Products International, Inc.                      3,815           118
   Del Monte Foods Co. *                                 20,784           189
   Flowers Foods, Inc.                                    2,491            75
   Great Atlantic & Pacific Tea Co. *                     1,888            14

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 49 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
  SCHEDULE OF INVESTMENTS
  SMALL COMPANY INDEX PORTFOLIO (continued)

                                                        NUMBER          VALUE
                                                       OF SHARES        (000S)
COMMON STOCKS - 97.8% - CONTINUED
FOOD - 1.8% - (CONTINUED)
   Hain Celestial Group, Inc. *                           2,675        $   46
   Horizon Organic Holding Corp. *                          754            11
   Ingles Markets, Inc., Class A                          1,102            11
   International Multifoods Corp. *                       1,767            36
   Interstate Bakeries Corp.                              4,905            64
   J & J Snack Foods Corp. *                                696            22
   JM Smucker (The) Co.                                   5,019           189
   Lance, Inc.                                            2,775            26
   Monterey Pasta Co. *                                   1,839             7
   Nash Finch Co.                                         1,238            17
   Pathmark Stores, Inc. *                                3,437            25
   Penn Traffic Co. *                                     1,397             -
   Pilgrims Pride Corp., Class B                          1,697            15
   Ralcorp Holdings, Inc. *                               3,422            86
   Riviana Foods, Inc.                                      682            18
   Ruddick Corp.                                          3,503            54
   Sanderson Farms, Inc.                                    557            13
   Seaboard Corp.                                            41             9
   Sensient Technologies Corp.                            4,900           111
   Tasty Baking Co.                                       1,056            10
   United Natural Foods, Inc. *                           2,192            61
   Weis Markets, Inc.                                     1,243            40
   Wild Oats Markets, Inc. *                              2,589            27
--------------------------------------------------------------------------------
                                                                        1,451
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.6%
   Buckeye Technologies, Inc. *                           2,853            16
   Caraustar Industries, Inc. *                           2,951            23
   Deltic Timber Corp.                                    1,097            27
   Glatfelter Co.                                         1,087            14
   Longview Fibre Co.                                     5,788            49
   Louisiana-Pacific Corp. *                             11,793           114
   Pope & Talbot, Inc.                                    1,746            20
   Potlatch Corp.                                         3,216            80
   Rock-Tenn Co., Class A                                 1,273            18
   Schweitzer-Mauduit International, Inc.                 1,649            40
   Wausau-Mosinee Paper Corp.                             4,045            46
--------------------------------------------------------------------------------
                                                                          447
--------------------------------------------------------------------------------
GAS - 2.0%
   AGL Resources, Inc.                                    7,060           184
   Atmos Energy Corp.                                     5,131           127
   Cascade Natural Gas Corp.                              1,246            25
   Energen Corp.                                          3,903           127
   EnergySouth, Inc.                                        450            13
   Laclede Group (The), Inc.                              2,172            56
   New Jersey Resources Corp.                             3,029           107
   Northwest Natural Gas Co.                              2,829            79
   Northwestern Corp.                                     4,997            13
   NUI Corp.                                              1,763            28
   ONEOK, Inc.                                            7,227           147
   Piedmont Natural Gas Co., Inc.                         3,430           135
   SEMCO Energy, Inc.                                     2,110            15
   South Jersey Industries, Inc.                          1,369            51
   Southern Union Co. *                                   4,608            75
   Southwest Gas Corp.                                    3,703            79
   UGI Corp.                                              4,656           159
   WGL Holdings, Inc.                                     5,460           152
--------------------------------------------------------------------------------
                                                                        1,572
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.5%
   Baldor Electric Co.                                    3,382            76
   Franklin Electric Co., Inc.                              739            41
   Kennametal, Inc.                                       3,910           132
   Lincoln Electric Holdings, Inc.                        3,559            75
   Milacron, Inc.                                         2,238            10
   Regal-Beloit Corp.                                     2,625            53
   Starrett (L.S.) Co., Class A                             753            10
--------------------------------------------------------------------------------
                                                                          397
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 3.6%
   Abiomed, Inc. *                                        1,632             8
   Advanced Neuromodulation Systems, Inc. *               1,065            51
   Alaris Medical, Inc. *                                 1,555            19
   Align Technology, Inc. *                               4,527            46
   American Medical Systems Holdings, Inc. *              2,155            34
   Arrow International, Inc.                              1,020            46
   Arthrocare Corp. *                                     2,460            39
   Biosite, Inc. *                                        1,301            54
   Britesmile, Inc. *                                       106             3
   Bruker AXS, Inc. *                                     1,184             3
   Bruker Daltonics, Inc. *                               1,466             6
   Cantel Medical Corp. *                                   772            11
   Cardiac Science, Inc. *                                6,180            16
   Cardiodynamics International Corp. *                   3,584            12
   Cepheid, Inc. *                                        3,129            13
   Cerus Corp. *                                          1,565            18
   Cholestech Corp. *                                     1,336            16

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 50 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)


                                                           NUMBER       VALUE
                                                          OF SHARES     (000S)
COMMON STOCKS - 97.8% - CONTINUED
HEALTHCARE-PRODUCTS - 3.6% - (CONTINUED)
   Closure Medical Corp. *                                    591     $   11
   Columbia Laboratories, Inc. *                            2,925         20
   Conceptus, Inc. *                                        1,905         27
   Conmed Corp. *                                           3,029         60
   Cooper Cos., Inc.                                        3,387        117
   Cyberonics, Inc. *                                       2,444         46
   Datascope Corp.                                          1,360         43
   DJ Orthopedics, Inc. *                                     959          7
   Endocardial Solutions, Inc. *                            1,803          8
   EPIX Medical, Inc. *                                     1,436         17
   Haemonetics Corp. of Massachusetts *                     1,925         35
   Hanger Orthopedic Group, Inc. *                          2,228         25
   HealthTronics Surgical Services, Inc. *                  1,039         10
   Hologic, Inc. *                                          2,223         28
   ICU Medical, Inc. *                                      1,181         36
   IDEXX Laboratories, Inc. *                               3,570        128
   Igen International, Inc. *                               1,788         63
   Immucor, Inc. *                                          1,169         25
   Inamed Corp. *                                           1,444         74
   Intuitive Surgical, Inc. *                               3,440         30
   Invacare Corp.                                           2,945         96
   Inverness Medical Innovations, Inc. *                    1,009         17
   Kensey Nash Corp. *                                        847         18
   Kyphon, Inc. *                                             789         10
   Lifecore Biomedical, Inc. *                              1,307          6
   Lifeline Systems, Inc. *                                   424         11
   Luminex Corp. *                                          2,220         13
   Med-Design Corp. *                                       1,114          5
   MedSource Technologies, Inc. *                           1,091          4
   Mentor Corp.                                             4,459         95
   Merit Medical Systems, Inc. *                            1,304         24
   Oakley, Inc. *                                           2,857         32
   Ocular Sciences, Inc. *                                  1,920         38
   OraSure Technologies, Inc. *                             2,930         22
   Orthologic Corp. *                                       3,579         13
   PolyMedica Corp.                                         1,016         37
   Possis Medical, Inc. *                                   1,941         33
   PSS World Medical, Inc. *                                8,026         46
   QMed, Inc. *                                             1,007          6
   Quidel Corp. *                                           2,859         18
   Resmed, Inc. *                                           3,381        135
   Respironics, Inc. *                                      3,768        139
   Rita Medical Systems, Inc. *                             1,308          5
   Sola International, Inc. *                               2,448         37
   Sonic Innovations, Inc. *                                1,421          6
   SonoSite, Inc. *                                         1,543         34
   SurModics, Inc. *                                        1,545         60
   Sybron Dental Specialties, Inc. *                        4,268         93
   Techne Corp. *                                           4,644        135
   Therasense, Inc. *                                       2,502         25
   Thoratec Corp. *                                         5,533         76
   TriPath Imaging, Inc. *                                  2,479         17
   Urologix, Inc. *                                         1,817          6
   Ventana Medical Systems, Inc. *                          1,457         36
   Viasys Healthcare, Inc. *                                2,912         53
   Visx, Inc. *                                             5,390         94
   Vital Signs, Inc.                                          674         17
   West Pharmaceutical Services, Inc.                       1,515         38
   Women First Healthcare, Inc. *                           2,034          3
   Wright Medical Group, Inc. *                             1,747         36
   Young Innovations, Inc. *                                  467         12
   Zoll Medical Corp. *                                       894         30
--------------------------------------------------------------------------------
                                                                       2,836
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.8%
   Alliance Imaging, Inc. *                                 1,526          7
   American Healthways, Inc. *                              1,199         31
   American Medical Security Group, Inc. *                    708         13
   AMERIGROUP Corp. *                                       1,060         37
   Amsurg Corp. *                                           2,273         64
   Apria Healthcare Group, Inc. *                           4,639        112
   Beverly Enterprises, Inc. *                             11,027         40
   Bio-Reference Labs, Inc. *                                 958          5
   Bioreliance Corp. *                                        449          9
   Centene Corp. *                                            555         18
   Cobalt Corp. *                                           1,031         19
   Covance, Inc. *                                          7,048        134
   Curative Health Services, Inc. *                         1,146         16
   Dynacq International, Inc. *                               704          9
   Genesis Health Ventures, Inc. *                          3,161         55
   Gentiva Health Services, Inc. *                          2,572         24
   Impath, Inc. *                                           1,743         28
   Kindred Healthcare, Inc. *                               1,279         25
   LabOne, Inc. *                                             594         12

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
  SCHEDULE OF INVESTMENTS
  SMALL COMPANY INDEX PORTFOLIO (continued)

                                                            NUMBER     VALUE
                                                          OF SHARES   (000S)
COMMON STOCKS - 97.8% - CONTINUED
HEALTHCARE-SERVICES - 1.8% - (CONTINUED)
   Matria Healthcare, Inc. *                                  806     $   11
   Medcath Corp. *                                            833          5
   National Healthcare Corp. *                                900         18
   Odyssey HealthCare, Inc. *                               2,030         60
   Option Care, Inc. *                                      1,466         15
   PacifiCare Health Systems, Inc. *                        4,162        161
   Pediatrix Medical Group, Inc. *                          2,431         91
   Prime Medical Services, Inc. *                           1,774         10
   Province Healthcare Co. *                                5,359         59
   Radiologix, Inc. *                                       2,628          7
   RehabCare Group, Inc. *                                  1,774         24
   Res-Care, Inc. *                                         2,021          9
   Select Medical Corp. *                                   1,997         43
   Sierra Health Services *                                 2,718         56
   Specialty Laboratories *                                   850          8
   Sunrise Assisted Living, Inc. *                          2,032         51
   U.S. Physical Therapy, Inc. *                            1,098         14
   United Surgical Partners International, Inc. *           1,871         41
   US Oncology, Inc. *                                      7,791         67
--------------------------------------------------------------------------------
                                                                       1,408
--------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.1%
   Resource America, Inc., Class A                          1,662         15
   Walter Industries, Inc.                                  3,014         36
--------------------------------------------------------------------------------
                                                                          51
--------------------------------------------------------------------------------
HOME BUILDERS - 1.0%
   Beazer Homes USA, Inc. *                                 1,362        115
   Champion Enterprises, Inc. *                             6,388         23
   Coachmen Industries, Inc.                                1,583         18
   Dominion Homes, Inc. *                                     328          7
   Fleetwood Enterprises, Inc. *                            3,979         30
   Hovnanian Enterprises, Inc., Class A *                   1,663         96
   M/I Schottenstein Homes, Inc.                            1,380         56
   MDC Holdings, Inc.                                       2,349        117
   Meritage Corp. *                                           953         45
   Modtech Holdings, Inc. *                                 1,164         11
   Monaco Coach Corp. *                                     2,727         40
   Palm Harbor Homes, Inc. *                                1,957         37
   Skyline Corp.                                              705         20
   Standard - Pacific Corp.                                 3,607        124
   Technical Olympic USA, Inc. *                              299          7
   WCI Communities, Inc. *                                    805         16
   William Lyon Homes, Inc. *                                 515         16
   Winnebago Industries, Inc.                               1,375         55
--------------------------------------------------------------------------------
                                                                         833
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.2%
   American Woodmark Corp.                                    499         23
   Applica, Inc. *                                          2,117         13
   Bassett Furniture Industries, Inc.                       1,118         15
   Bush Industries, Inc., Class A *                         1,108          3
   Kimball International, Inc., Class B                     3,832         60
   Parkervision, Inc. *                                     1,115          8
   Salton, Inc. *                                             848          8
   Stanley Furniture Co., Inc.                                574         15
   Universal Electronics, Inc. *                            1,509         18
--------------------------------------------------------------------------------
                                                                         163
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.9%
   Blyth, Inc.                                              3,631        100
   Central Garden and Pet Co. *                             1,573         39
   CSS Industries, Inc.                                       338         13
   Ennis Business Forms, Inc.                               1,831         25
   Fossil, Inc. *                                           2,227         50
   Harland (John H.) Co.                                    3,322         81
   Jarden Corp. *                                           1,307         38
   New England Business Service, Inc.                       1,314         35
   Playtex Products, Inc. *                                 3,149         25
   Russ Berrie & Co., Inc.                                  1,090         38
   Standard Register (The) Co.                              1,973         34
   Tupperware Corp.                                         5,897         94
   Water Pik Technologies, Inc. *                           1,393          9
   WD-40 Co.                                                1,790         47
   Yankee Candle Co., Inc. *                                3,044         65
--------------------------------------------------------------------------------
                                                                         693
--------------------------------------------------------------------------------
HOUSEWARES - 0.2%
   Libbey, Inc.                                             1,512         32
   National Presto Industries, Inc.                           517         17
   Oneida Ltd.                                              1,589         15
   Toro Co.                                                 2,832        113
--------------------------------------------------------------------------------
                                                                         177
--------------------------------------------------------------------------------
INSURANCE - 2.0%
   Alfa Corp.                                               3,960         51
   American Physicians Capital, Inc. *                        939         22
   Argonaut Group, Inc. *                                   2,424         30
   Baldwin & Lyons, Inc., Class B                             836         19
   Ceres Group, Inc. *                                      2,484          7

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 52 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                           NUMBER      VALUE
                                                          OF SHARES    (000S)
COMMON STOCKS - 97.8% - CONTINUED
INSURANCE - 2.0% - (CONTINUED)
   Citizens, Inc. *                                          2,565     $   21
   CNA Surety Corp. *                                        1,722         17
   Commerce Group, Inc.                                      2,810        105
   Crawford & Co., Class B                                   2,977         16
   Delphi Financial Group, Inc., Class A                     1,519         70
   EMC Insurance Group, Inc.                                   307          6
   FBL Financial Group, Inc., Class A                        1,295         26
   Financial Industries Corp.                                  925         12
   FPIC Insurance Group, Inc. *                              1,151         13
   Great American Financial Resources, Inc.                    856         12
   Harleysville Group, Inc.                                  3,376         83
   Hilb, Rogal & Hamilton Co.                                3,769        132
   Horace Mann Educators Corp.                               4,048         61
   Independence Holding Co.                                    428          9
   Kansas City Life Insurance Co.                              378         16
   Landamerica Financial Group, Inc.                         2,131        100
   Midland (The) Co.                                           923         21
   National Western Life Insurance Co., Class A *              282         31
   Navigators Group, Inc. *                                    429         11
   NYMAGIC, Inc. *                                             188          4
   Odyssey Re Holdings Corp.                                 1,892         39
   Ohio Casualty Corp. *                                     5,757         73
   Philadelphia Consolidated Holding Co. *                   1,905         78
   PMA Capital Corp., Class A                                2,955         27
   Presidential Life Corp.                                   2,301         26
   ProAssurance Corp. *                                      2,690         75
   RLI Corp.                                                 1,742         51
   Selective Insurance Group, Inc.                           2,884         76
   State Auto Financial Corp.                                1,460         34
   Stewart Information Services Corp. *                      1,917         54
   Triad Guaranty, Inc. *                                      931         36
   UICI *                                                    4,351         62
   United Fire & Casualty Co.                                  844         27
   Universal American Financial Corp. *                      2,653         17
   Vesta Insurance Group, Inc.                               3,885         10
   Zenith National Insurance Corp.                             979         27
--------------------------------------------------------------------------------
                                                                        1,607
--------------------------------------------------------------------------------
INTERNET - 3.3%
   1-800 Contacts, Inc. *                                      637         15
   1-800-FLOWERS.COM, Inc., Class A *                        1,419         12
   Agile Software Corp. *                                    4,239         40
   Akamai Technologies, Inc. *                              11,082         41
   Alloy, Inc. *                                             3,483         24
   Answerthink, Inc. *                                       5,335         11
   Aquantive, Inc. *                                         3,943         31
   Ariba, Inc. *                                            29,794        111
   AsiaInfo Holdings, Inc. *                                 3,287         16
   At Road, Inc. *                                           2,345         21
   Avocent Corp. *                                           4,639        137
   Centillium Communications, Inc. *                         3,133         34
   Chordiant Software, Inc. *                                4,676          6
   CNET Networks, Inc. *                                    14,046         75
   Digital Insight Corp. *                                   3,196         54
   Digital River, Inc. *                                     3,007         59
   Digitas, Inc. *                                           1,224          5
   DoubleClick, Inc. *                                      13,426        141
   Drugstore.com, Inc. *                                     2,907         14
   E.piphany, Inc. *                                         7,104         37
   Earthlink, Inc. *                                        14,066         95
   Entrust, Inc. *                                           5,372         14
   eResearch Technology, Inc. *                              1,922         36
   eSPEED, Inc., Class A *                                   2,545         39
   EUniverse, Inc. *                                         1,649          3
   F5 Networks, Inc. *                                       2,501         43
   Freemarkets, Inc. *                                       4,436         33
   GSI Commerce, Inc. *                                      2,445         14
   Harris Interactive, Inc. *                                4,143         21
   Homestore, Inc. *                                        10,128         15
   I-many, Inc. *                                            5,280          8
   Interland, Inc. *                                        13,828         17
   Internet Security Systems, Inc. *                         4,280         68
   Interwoven, Inc. *                                       11,981         26
   ITXC Corp. *                                              2,319          5
   j2 Global Communications, Inc. *                            554         21
   Keynote Systems, Inc. *                                   2,148         20
   LendingTree, Inc. *                                         824         19
   LookSmart Ltd. *                                          7,751         18
   Matrixone, Inc. *                                         5,248         27
   Neoforma, Inc. *                                            879          9
   Net2Phone, Inc. *                                         2,203         11
   NetBank, Inc.                                             5,501         73
   Netegrity, Inc. *                                         3,013         18
   NetFlix, Inc. *                                             671         15
   Netratings, Inc. *                                        1,056         10

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 53 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                           NUMBER      VALUE
                                                          OF SHARES    (000S)
COMMON STOCKS - 97.8% - CONTINUED
INTERNET - 3.3% - (CONTINUED)
   NIC, Inc. *                                               3,151     $    7
   Openwave Systems, Inc. *                                 19,582         47
   Overstock.com, Inc. *                                       449          6
   Overture Services, Inc. *                                 5,779        103
   PC-Tel, Inc. *                                            2,223         30
   Portal Software, Inc. *                                  13,427         25
   Priceline.com, Inc. *                                    14,266         58
   Procurenet, Inc. *                                       10,500          -
   ProQuest Co. *                                            1,732         49
   QRS Corp. *                                               1,784          8
   Quovadx, Inc. *                                           2,738          9
   Raindance Communications, Inc. *                          4,864         13
   Register.com, Inc. *                                      3,365         20
   Riverstone Networks, Inc. *                              14,703         26
   RSA Security, Inc. *                                      5,109         57
   S1 Corp. *                                                7,974         34
   Safeguard Scientifics, Inc. *                            13,442         40
   Sapient Corp. *                                           8,665         20
   Secure Computing Corp. *                                  3,338         25
   Seebeyond Technology Corp. *                              5,935         17
   SonicWALL, Inc. *                                         5,789         30
   Stamps.com, Inc. *                                        3,989         20
   TIBCO Software, Inc. *                                    8,999         44
   TriZetto Group, Inc. *                                    3,456         21
   United Online, Inc. *                                     2,321         50
   Valueclick, Inc. *                                        5,887         30
   Verity, Inc. *                                            2,491         52
   Vignette Corp. *                                         26,466         64
   Vitria Technology, Inc. *                                 2,428         11
   WatchGuard Technologies, Inc. *                           2,942         15
   WebEx Communications, Inc. *                              2,630         34
   webMethods, Inc. *                                        5,100         49
   Websense, Inc. *                                          2,358         38
--------------------------------------------------------------------------------
                                                                        2,614
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.3%
   American Capital Strategies Ltd.                          6,226        170
   MCG Capital Corp.                                         2,525         37
--------------------------------------------------------------------------------
                                                                          207
--------------------------------------------------------------------------------
IRON/STEEL - 0.3%
   Carpenter Technology Corp.                                2,212         34
   Cleveland-Cliffs, Inc. *                                    964         15
   Gibraltar Steel Corp.                                       906         17
   Material Sciences Corp. *                                 1,337         12
   Oregon Steel Mills, Inc. *                                3,377         10
   Reliance Steel & Aluminum Co.                             2,703         52
   Roanoke Electric Steel Corp.                              1,283         10
   Ryerson Tull, Inc.                                        2,520         22
   Schnitzer Steel Industries, Inc., Class A                   434         15
   Steel Dynamics, Inc. *                                    3,576         48
--------------------------------------------------------------------------------
                                                                          235
--------------------------------------------------------------------------------
LEISURE TIME - 0.4%
   Ambassadors Group, Inc. *                                   729         10
   Arctic Cat, Inc.                                          1,678         32
   Bally Total Fitness Holding Corp. *                       3,441         28
   Escalade, Inc. *                                            470          7
   Johnson Outdoors, Inc., Class A *                           480          6
   K2, Inc. *                                                3,049         29
   Marine Products Corp.                                       863          9
   Multimedia Games, Inc. *                                  1,140         28
   Nautilus Group, Inc.                                      3,124         41
   Navigant International, Inc. *                            1,384         16
   Pegasus Solutions, Inc. *                                 2,847         40
   Thor Industries, Inc.                                     1,704         66
   WMS Industries, Inc. *                                    2,466         37
--------------------------------------------------------------------------------
                                                                          349
--------------------------------------------------------------------------------
LODGING - 0.6%
   Ameristar Casinos, Inc. *                                 1,156         19
   Aztar Corp. *                                             3,880         59
   Boca Resorts, Inc., Class A *                             3,235         42
   Boyd Gaming Corp. *                                       3,465         52
   Choice Hotels International, Inc. *                       2,260         56
   La Quinta Corp. *                                        15,504         70
   Marcus Corp.                                              2,179         30
   Monarch Casino & Resort, Inc. *                             420          4
   MTR Gaming Group, Inc. *                                  2,351         16
   Prime Hospitality Corp. *                                 5,103         34
   Station Casinos, Inc. *                                   3,912         88
   Wyndham International, Inc., Class A *                   19,610          5
--------------------------------------------------------------------------------
                                                                          475
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
   Astec Industries, Inc. *                                  1,689         14
   JLG Industries, Inc.                                      4,718         35
   Joy Global, Inc. *                                        5,270         71

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 54 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                            NUMBER      VALUE
                                                           OF SHARES    (000S)
COMMON STOCKS - 97.8% - CONTINUED
MACHINERY - CONSTRUCTION & MINING - 0.3% - (CONTINUED)
   Terex Corp. *                                              4,792     $   85
--------------------------------------------------------------------------------
                                                                           205
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.4%
   Alamo Group, Inc.                                            811         10
   Albany International Corp., Class A                        2,699         72
   Applied Industrial Technologies, Inc.                      2,213         42
   Briggs & Stratton Corp.                                    2,434        112
   Cascade Corp.                                              1,027         17
   Cognex Corp. *                                             3,797         87
   Columbus McKinnon Corp. of New York *                      1,603          3
   Flow International Corp. *                                 1,723          2
   Gardner Denver, Inc. *                                     1,776         36
   Global Power Equipment Group, Inc. *                       2,518         12
   Gorman-Rupp (The) Co.                                        863         21
   IDEX Corp.                                                 3,124        108
   Kadant, Inc. *                                             1,574         28
   Lindsay Manufacturing Co.                                  1,105         22
   Manitowoc Co. (The), Inc.                                  2,956         60
   NACCO Industries, Inc., Class A                              603         35
   Nordson Corp.                                              2,515         60
   Presstek, Inc. *                                           3,408         23
   Robbins & Myers, Inc.                                      1,083         21
   Sauer-Danfoss, Inc.                                        1,273         12
   Stewart & Stevenson Services, Inc.                         3,228         46
   Surebeam Corp., Class A *                                  7,209         23
   Tecumseh Products Co., Class A                             1,680         64
   Tennant Co.                                                  977         34
   Thomas Industries, Inc.                                    1,824         54
   UNOVA, Inc. *                                              4,710         49
   Wabtec Corp.                                               3,886         53
--------------------------------------------------------------------------------
                                                                         1,106
--------------------------------------------------------------------------------
MEDIA - 1.3%
   4Kids Entertainment, Inc. *                                1,044         18
   Acacia Research - Acacia Technologies *                    2,570          3
   Acme Communications, Inc. *                                1,209         10
   American Satellite Network *                                 350          -
   Beasley Broadcast Group, Inc., Class A *                     766          9
   Courier Corp.                                                382         19
   Crown Media Holdings, Inc., Class A *                      2,779         15
   Fisher Communications, Inc. *                                547         25
   Gray Television , Inc., Class A                              965         14
   Hollinger International, Inc.                              5,087         56
   Information Holdings, Inc. *                               1,135         19
   Insight Communications Co., Inc., Class A *                4,707         62
   Journal Register Co. *                                     3,065         56
   Liberty Corp.                                              1,906         83
   Lodgenet Entertainment Corp. *                             1,242         14
   Martha Stewart Living Omnimedia, Inc., Class A *           1,107         12
   Mediacom Communications Corp. *                            6,021         56
   Paxson Communications Corp. *                              3,427         23
   Playboy Enterprises, Inc., Class B *                       1,524         17
   Primedia, Inc. *                                          15,568         52
   Private Media Group Ltd. *                                 1,884          3
   Pulitzer, Inc.                                               969         49
   Regent Communications, Inc. *                              2,991         19
   Saga Communications, Inc., Class A *                       1,652         32
   Salem Communications Corp., Class A *                        943         23
   Sinclair Broadcast Group, Inc., Class A *                  3,427         42
   Sirius Satellite Radio, Inc. *                            92,502        148
   Spanish Broadcasting System, Inc., Class A *               4,026         31
   Thomas Nelson, Inc. *                                      1,048         12
   Value Line, Inc.                                             179          9
   World Wrestling Entertainment, Inc. *                      1,105         11
   XM Satellite Radio Holdings, Inc., Class A *               7,477         85
   Young Broadcasting, Inc., Class A *                        1,516         32
--------------------------------------------------------------------------------
                                                                         1,059
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.8%
   Castle (A.M.) & Co. *                                        981          5
   CIRCOR International, Inc.                                 1,101         20
   Commercial Metals Co.                                      2,757         49
   Intermet Corp.                                             2,417          9
   Kaydon Corp.                                               3,098         66
   Ladish Co., Inc. *                                         1,195          7
   Lawson Products, Inc.                                        541         14
   Maverick Tube Corp. *                                      4,225         85
   Mueller Industries, Inc. *                                 3,181         83
   NN, Inc.                                                   1,288         14
   Northwest Pipe Co. *                                         754          9
   NS Group, Inc. *                                           1,939         17
   Penn Engineering & Manufacturing Corp.                     1,328         18
   Quanex Corp.                                               1,842         59
   Valmont Industries, Inc.                                   1,566         31
   Worthington Industries, Inc.                               7,605        113
--------------------------------------------------------------------------------
                                                                           599
--------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 55 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                            NUMBER      VALUE
                                                           OF SHARES    (000S)
COMMON STOCKS - 97.8% - CONTINUED
MINING - 0.3%
   Amcol International Corp.                                  2,196     $   15
   Brush Engineered Materials, Inc. *                         1,879         15
   Century Aluminum Co. *                                     1,548         11
   Hecla Mining Co. *                                        12,323         51
   Liquidmetal Technologies *                                   657          4
   Royal Gold, Inc.                                           1,569         32
   RTI International Metals, Inc. *                           2,322         24
   Southern Peru Copper Corp.                                 1,544         24
   Stillwater Mining Co. *                                    4,845         21
   USEC, Inc.                                                 9,135         57
--------------------------------------------------------------------------------
                                                                           254
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.6%
   Actuant Corp., Class A *                                   1,000         43
   Acuity Brands, Inc.                                        4,714         78
   Ameron International Corp.                                   738         26
   Applied Films Corp. *                                      1,243         28
   Barnes Group, Inc.                                         1,259         24
   Carlisle Cos., Inc.                                        3,376        152
   Clarcor, Inc.                                              2,850        104
   Concord Camera Corp. *                                     2,756         15
   Cuno, Inc. *                                               1,741         64
   ESCO Technologies, Inc. *                                  1,364         57
   Federal Signal Corp.                                       5,345         97
   Foamex International, Inc. *                               2,821          4
   Griffon Corp. *                                            2,964         46
   Hexcel Corp. *                                             2,720          9
   Lydall, Inc. *                                             1,624         15
   Matthews International Corp., Class A                      3,086         74
   Myers Industries, Inc.                                     2,119         21
   Quixote Corp.                                                757         17
   Roper Industries, Inc.                                     3,312        121
   Smith (A.O.) Corp.                                         1,879         60
   SPS Technologies, Inc. *                                   1,409         35
   Standex International Corp.                                1,218         25
   Sturm Ruger & Co., Inc.                                    2,148         20
   Tredegar Corp.                                             2,891         41
   Trinity Industries, Inc.                                   4,082         71
   U.S. Industries, Inc. *                                    7,464         32
--------------------------------------------------------------------------------
                                                                         1,279
--------------------------------------------------------------------------------
OFFICE FURNISHINGS - 0.0%
   CompX International, Inc.                                    485          2
   Interface, Inc., Class A *                                 4,911         18
   Virco Manufacturing Corp.                                    698          6
--------------------------------------------------------------------------------
                                                                            26
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.1%
   General Binding Corp. *                                      780          7
   Global Imaging System, Inc. *                                949         20
   Imagistics International, Inc. *                           1,881         41
--------------------------------------------------------------------------------
                                                                            68
--------------------------------------------------------------------------------
OIL & GAS - 2.5%
   3TEC Energy Corp. *                                        1,751         30
   Atwood Oceanics, Inc. *                                      971         29
   Berry Petroleum Co., Class A                               1,863         32
   Cabot Oil & Gas Corp.,                                     3,129         85
   Chesapeake Energy Corp.                                   20,299        207
   Comstock Resources, Inc. *                                 2,563         35
   Denbury Resources, Inc. *                                  2,695         33
   Encore Acquisition Co. *                                     952         18
   Energy Partners Ltd. *                                     2,209         26
   Evergreen Resources, Inc. *                                2,182        116
   Exploration Co. of Delaware (The), Inc. *                  2,037          8
   Frontier Oil Corp.                                         2,916         50
   Grey Wolf, Inc. *                                         18,894         85
   Harvest Natural Resources, Inc. *                          3,940         23
   Holly Corp.                                                1,087         32
   Houston Exploration Co. *                                  1,126         35
   Magnum Hunter Resources, Inc. *                            5,436         39
   Meridian Resource Corp. *                                  4,137         11
   Nuevo Energy Co. *                                         2,011         32
   Parker Drilling Co. *                                      8,767         25
   Patina Oil & Gas Corp.                                     2,735        108
   Penn Virginia Corp.                                          945         39
   Petroquest Energy, Inc. *                                  4,012          6
   Plains Exploration & Production Co. *                      2,723         28
   Prime Energy Corp. *                                       1,119         26
   Quicksilver Resources, Inc. *                              1,120         28
   Range Resources Corp. *                                    5,808         35
   Remington Oil & Gas Corp. *                                2,258         43
   Southwestern Energy Co. *                                  3,818         57
   Spinnaker Exploration Co. *                                2,652         70
   St. Mary Land & Exploration Co.                            3,516         98
   Stone Energy Corp. *                                       2,392         98
   Swift Energy Co. *                                         2,615         31
   Tesoro Petroleum Corp. *                                   7,259         51

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 56 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 97.8% - CONTINUED
OIL & GAS - 2.5% - (CONTINUED)
   Tom Brown, Inc. *                                      3,774       $   107
   Unit Corp. *                                           4,875           107
   Vintage Petroleum, Inc.                                5,458            64
   Westport Resources Corp. *                             2,224            49
--------------------------------------------------------------------------------
                                                                        1,996
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.3%
   CAL Dive International, Inc. *                         4,110            91
   CARBO Ceramics, Inc.                                   1,005            39
   Dril-Quip, Inc. *                                        733            12
   Global Industries Ltd. *                               7,519            42
   Gulf Island Fabrication, Inc. *                          816            14
   Hanover Compressor Co. *                               5,420            61
   Horizon Offshore, Inc. *                               2,311            12
   Hydril Co. *                                           1,317            36
   Input/Output, Inc. *                                   5,064            22
   Key Energy Services, Inc. *                           12,701           151
   Lone Star Technologies, Inc. *                         3,236            80
   Lufkin Industries, Inc.                                  637            15
   NATCO Group, Inc., Class A *                           1,200             9
   Newpark Resources, Inc. *                              8,645            51
   Oceaneering International, Inc. *                      2,614            72
   Oil States International, Inc. *                       1,929            26
   RPC, Inc.                                              1,251            15
   Seacor Smit, Inc. *                                    1,972            77
   Superior Energy Services, Inc. *                       5,463            63
   Tetra Technologies, Inc. *                             1,523            45
   Trico Marine Services, Inc. *                          2,878             8
   Universal Compression Holdings, Inc. *                 1,859            39
   Veritas DGC, Inc. *                                    3,464            32
   W-H Energy Services, Inc. *                            2,631            57
--------------------------------------------------------------------------------
                                                                        1,069
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.3%
   AEP Industries, Inc. *                                   530             4
   Chesapeake Corp.                                       1,532            30
   Crown Holdings, Inc. *                                17,960           119
   Earthshell Corp. *                                     9,181             4
   Graphic Packaging International Corp. *                2,564            15
   Greif Brothers Corp., Class A                          1,490            32
   Silgan Holdings, Inc. *                                1,142            29
--------------------------------------------------------------------------------
                                                                          233
--------------------------------------------------------------------------------
PHARMACEUTICALS - 4.5%
   aaiPharma, Inc. *                                      1,885            27
   Abgenix, Inc. *                                        8,826            95
   Adolor Corp. *                                         3,484            45
   Alkermes, Inc. *                                       6,140            79
   Allos Therapeutics, Inc. *                             3,107            10
   Alpharma, Inc., Class A                                3,362            71
   American Pharmaceutical Partners, Inc. *                 915            27
   Amylin Pharmaceuticals, Inc. *                         7,843           156
   Antigenics, Inc. *                                     2,917            36
   Array Biopharma, Inc. *                                2,614            10
   Atherogenics, Inc. *                                   3,527            44
   Atrix Labs, Inc. *                                     2,274            47
   AVANIR Pharmaceuticals, Class A *                      7,631            15
   Bentley Pharmaceuticals, Inc. *                        1,386            14
   BioMarin Pharmaceuticals, Inc. *                       4,704            54
   Biopure Corp. *                                        2,159            13
   Bone Care International, Inc. *                        1,255            14
   Bradley Pharmaceuticals, Inc. *                          883            15
   Cell Therapeutics, Inc. *                              3,745            47
   Cima Labs, Inc. *                                      1,553            45
   Connetics Corp. *                                      3,410            57
   Corixa Corp. *                                         5,225            43
   Cubist Pharmaceuticals, Inc. *                         3,040            33
   CV Therapeutics, Inc. *                                3,049            99
   D&K Healthcare Resources, Inc.                         1,481            23
   Durect Corp. *                                         3,230            12
   Endo Pharmaceuticals Holdings, Inc. *                  3,052            48
   Eon Labs, Inc. *                                       1,087            32
   Esperion Therapeutics, Inc. *                          3,329            44
   First Horizon Pharmaceutical Corp. *                   2,917            10
   Genta, Inc. *                                          4,785            55
   Guilford Pharmaceuticals, Inc. *                       2,763            15
   HealthExtras, Inc. *                                   1,996            13
   Ilex Oncology, Inc. *                                  3,649            60
   ImClone Systems, Inc. *                                5,796           165
   Immunogen, Inc. *                                      4,654            19
   Impax Laboratories, Inc. *                             2,913            25
   Indevus Pharmaceuticals, Inc. *                        4,250            23
   Isis Pharmaceuticals, Inc. *                           5,307            34
   KOS Pharmaceuticals, Inc. *                              609            15
   KV Pharmaceutical Co., Class A *                       2,581            67
   La Jolla Pharmaceutical Co. *                          4,744            19

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 57 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 97.8% - CONTINUED
PHARMACEUTICALS - 4.5% - (CONTINUED)
   Lannett Co., Inc. *                                      730       $    13
   Ligand Pharmaceuticals, Inc., Class B *                5,859            74
   Medarex, Inc. *                                        8,273            54
   Medicines Co. *                                        3,142            73
   MGI Pharma, Inc. *                                     2,781            56
   MIM Corp. *                                            2,601            18
   Nabi Biopharmaceuticals *                              4,357            30
   Napro Biotherapeutics, Inc. *                          3,340             3
   Nastech Pharmaceutical, Inc. *                         1,034            10
   Natures Sunshine Products, Inc.                        1,221            10
   NBTY, Inc. *                                           4,657            72
   NeoPharm, Inc. *                                       1,470            22
   Neurocrine Biosciences, Inc. *                         3,185           161
   Neurogen Corp. *                                       1,694             9
   Noven Pharmaceuticals, Inc. *                          2,318            22
   NPS Pharmaceuticals, Inc. *                            3,344            72
   Onyx Pharmaceuticals, Inc. *                           1,683            17
   OSI Pharmaceuticals, Inc. *                            4,051           107
   Pain Therapeutics, Inc. *                              2,089            16
   Penwest Pharmaceuticals Co. *                          1,513            27
   Perrigo Co.                                            6,919           101
   Pharmaceutical Resources, Inc. *                       2,061            85
   Pharmacopeia, Inc. *                                   2,667            28
   Pozen, Inc. *                                          2,552            16
   Priority Healthcare Corp., Class B *                   2,749            62
   Progenics Pharmaceuticals, Inc. *                      1,033            14
   Rigel Pharmaceuticals, Inc. *                          3,435             5
   Salix Pharmaceuticals Ltd. *                           2,032            24
   Sangstat Medical Corp. *                               2,953            40
   Sepracor, Inc. *                                       7,756           176
   SuperGen, Inc. *                                       3,343            17
   Tanox, Inc. *                                          2,741            49
   Theragenics Corp. *                                    3,396            14
   Trimeris, Inc. *                                       1,659            82
   Tularik, Inc. *                                        4,644            44
   United Therapeutics Corp. *                            1,745            35
   VCA Antech, Inc. *                                     2,150            40
   Vicuron Pharmaceuticals, Inc. *                        4,376            63
   Virbac Corp. *                                         1,136             6
   Vivus, Inc. *                                          3,703            18
   Zymogenetics, Inc. *                                   1,107            14
--------------------------------------------------------------------------------
                                                                        3,574
--------------------------------------------------------------------------------
PIPELINES - 0.2%
   Plains Resources, Inc. *                               2,723            35
   Transmontaigne, Inc. *                                 2,317            11
   Western Gas Resources, Inc.                            2,167            86
--------------------------------------------------------------------------------
                                                                          132
--------------------------------------------------------------------------------
REAL ESTATE - 0.3%
   Avatar Holdings, Inc. *                                  464            13
   Insignia Financial Group, Inc. *                       2,149            24
   Jones Lang LaSalle, Inc. *                             3,463            58
   LNR Property Corp.                                     2,299            88
   Trammell Crow Co. *                                    3,354            34
   Wellsford Real Properties, Inc. *                        697            11
--------------------------------------------------------------------------------
                                                                          228
--------------------------------------------------------------------------------
REITS - 6.7%
   Acadia Realty Trust                                    1,550            14
   Alexander's, Inc. *                                      258            21
   Alexandria Real Estate Equities, Inc.                  2,029            90
   AMLI Residential Properties Trust                      1,553            35
   Anthracite Capital, Inc.                               5,219            63
   Anworth Mortgage Asset Corp.                           2,958            44
   Apex Mortgage Capital, Inc.                            3,323            18
   Associated Estates Realty                              1,827            11
   Bedford Property Investors, Inc.                       1,597            44
   Boykin Lodging Co.                                     1,957            16
   Brandywine Realty Trust                                2,990            71
   Capital Automotive                                     2,698            73
   Capstead Mortgage Corp.                                1,067            12
   CBL & Associates Properties, Inc.                      2,250            98
   Chateau Communities, Inc.                              2,529            76
   Chelsea Property Group, Inc.                           3,379           140
   Colonial Properties Trust                              1,682            59
   Commercial Net Lease Realty                            4,093            69
   Cornerstone Realty Income Trust, Inc.                  5,383            40
   Corporate Office Properties Trust                      1,917            30
   Correctional Properties Trust                            839            19
   Crown American Realty Trust                            2,791            28
   EastGroup Properties, Inc.                             1,597            43
   Entertainment Properties Trust                         1,940            52
   Equity Inns, Inc.                                      4,599            33
   Equity One, Inc.                                       3,015            49
   Essex Property Trust, Inc.                             1,886           107
   Federal Realty Investment Trust                        4,345           143
   FelCor Lodging Trust, Inc.                             5,549            47

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 58 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                     NUMBER          VALUE
                                                   OF SHARES        (000S)
COMMON STOCKS - 97.8% - CONTINUED
REITS - 6.7% - (CONTINUED)
 Gables Residential Trust                            2,847        $   84
 Getty Realty Corp.                                  1,721            37
 Glenborough Realty Trust, Inc.                      1,755            33
 Glimcher Realty Trust                               3,372            74
 Great Lakes REIT, Inc.                              1,519            24
 Health Care REIT, Inc.                              4,406           131
 Healthcare Realty Trust, Inc.                       4,687           136
 Heritage Property Investment Trust                  2,056            57
 Home Properties of New York, Inc.                   3,109           112
 HRPT Properties Trust                              14,567           138
 IMPAC Mortgage Holdings, Inc.                       5,479            80
 Innkeepers USA Trust                                2,795            22
 Investors Real Estate Trust                         4,099            41
 Keystone Property Trust                             1,849            33
 Kilroy Realty Corp.                                 2,781            73
 Koger Equity, Inc.                                  2,197            38
 Kramont Realty Trust                                2,258            37
 LaSalle Hotel Properties                            1,904            28
 Lexington Corporate Properties Trust                2,866            50
 LTC Properties, Inc.                                1,545            13
 Macerich (The) Co.                                  5,263           182
 Manufactured Home Communities, Inc.                 1,481            50
 Meristar Hospitality Corp.                          4,640            25
 MFA Mortgage Investments, Inc.                      4,894            48
 Mid Atlantic Realty Trust                           1,982            38
 Mid-America Apartment Communities, Inc.             1,543            40
 Mills Corp. (The)                                   2,818            92
 Mission West Properties                             1,591            18
 National Health Investors, Inc.                     2,586            44
 National Health Realty, Inc.                          676            10
 Nationwide Health Properties, Inc.                  5,532            84
 Novastar Financial, Inc.                            1,163            62
 OMEGA Healthcare Investors, Inc. *                  2,105             9
 Pan Pacific Retail Properties, Inc.                 4,061           159
 Parkway Properties, Inc.                              901            36
 Pennsylvania Real Estate Investment Trust           1,545            44
 Post Properties, Inc.                               3,778           101
 Prentiss Properties Trust                           3,426            99
 Price Legacy Corp. *                                2,210             7
 PS Business Parks, Inc.                             1,112            38
 RAIT Investment Trust                               2,039            50
 Ramco-Gershenson Properties                           925            22
 Realty Income Corp.                                 3,763           142
 Redwood Trust, Inc.                                 1,236            45
 RFS Hotel Investors, Inc.                           3,227            40
 Saul Centers, Inc.                                  1,181            30
 Senior Housing Properties Trust                     5,152            69
 Shurgard Storage Centers, Inc., Class A             3,816           129
 Sizeler Property Investors                          1,309            13
 SL Green Realty Corp.                               2,950           102
 Sovran Self Storage, Inc.                           1,439            43
 Summit Properties, Inc.                             2,494            50
 Sun Communities, Inc.                               1,644            65
 Tanger Factory Outlet Centers, Inc.                   669            22
 Taubman Centers, Inc.                               3,259            63
 Thornburg Mortgage, Inc.                            6,451           154
 Town & Country Trust (The)                          1,573            36
 Transcontinental Realty Investors, Inc. *             374             6
 U.S. Restaurant Properties, Inc.                    2,160            33
 Universal Health Realty Income, Inc.                1,229            33
 Urstadt Biddle Properties, Class A                  2,146            27
 Ventas, Inc.                                        7,797           110
 Washington Real Estate Investment Trust             4,119           113
 Winston Hotels, Inc.                                1,911            16
---------------------------------------------------------------------------
                                                                   5,385
---------------------------------------------------------------------------
RETAIL - 5.6%
 7-Eleven, Inc. *                                    2,634            26
 AC Moore Arts & Crafts, Inc. *                      1,387            24
 Aeropostale, Inc. *                                 1,436            31
 AFC Enterprises *                                   1,518            28
 AnnTaylor Stores Corp. *                            4,958           127
 Asbury Automotive Group, Inc. *                     1,006            12
 Bebe Stores, Inc. *                                   572            10
 Benihana, Inc., Class A *                             615             8
 Blair Corp.                                           945            20
 Bob Evans Farms, Inc.                               3,980           103
 Bombay (The) Co., Inc. *                            3,733            35
 Brookstone, Inc. *                                    910            16
 Brown Shoe Co., Inc.                                1,998            57
 Buca, Inc. *                                        1,990            13
 Buckle (The), Inc. *                                  821            15
 Burlington Coat Factory Warehouse Corp.             2,040            35
 Cache, Inc. *                                         340             3
 California Pizza Kitchen, Inc. *                    1,555            32

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 59 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                    NUMBER         VALUE
                                                  OF SHARES        (000S)
COMMON STOCKS - 97.8% - CONTINUED
RETAIL - 5.6% - (CONTINUED)
 Casey's General Stores, Inc.                        4,394         $  61
 Cash America International, Inc.                    2,472            30
 Cato (The) Corp., Class A                           1,612            32
 Champps Entertainment, Inc. *                       1,085             6
 Charlotte Russe Holding, Inc. *                       985             9
 Charming Shoppes, Inc. *                           12,137            57
 Checkers Drive-In Restaurant *                      1,077             9
 Chicago Pizza & Brewery, Inc. *                     1,180            10
 Children's Place *                                  1,297            20
 Christopher & Banks Corp. *                         2,672            77
 CKE Restaurants, Inc. *                             5,754            36
 Claire's Stores, Inc.                               4,738           142
 Coldwater Creek, Inc. *                               934            11
 Cole National Corp. *                               1,277            10
 Cost Plus, Inc. of California *                     2,228            80
 CSK Auto Corp. *                                    3,232            41
 Dave & Buster's, Inc. *                             1,238            12
 Deb Shops, Inc.                                       550            11
 dELiA*s Corp., Class A *                            4,239             4
 Dress Barn, Inc. *                                  2,524            35
 Duane Reade, Inc. *                                 2,438            35
 Electronics Boutique Holdings Corp. *               1,122            24
 Factory 2-U Stores, Inc. *                          1,695             7
 FAO, Inc. *                                           160             -
 Finish Line (The), Inc., Class A *                  2,019            40
 Finlay Enterprises, Inc. *                            697             9
 Footstar, Inc. *                                    2,234            21
 Fred's, Inc.                                        2,433            89
 Friedman's, Inc., Class A                           1,870            20
 Galyan's Trading Co., Inc. *                        1,159            16
 Gart Sports Co. *                                     663            18
 Genesco, Inc. *                                     2,231            34
 Goody's Family Clothing, Inc. *                     2,071            14
 Group 1 Automotive, Inc. *                          2,153            63
 Guitar Center, Inc. *                               1,585            38
 Hancock Fabrics, Inc. of Delaware                   1,918            28
 Haverty Furniture Cos., Inc.                        1,697            26
 Hibbett Sporting Goods, Inc. *                        816            24
 Hollywood Entertainment Corp. *                     5,909            99
 HOT Topic, Inc. *                                   3,534            94
 IHOP Corp.                                          2,186            67
 Insight Enterprises, Inc. *                         4,666            41
 Intertan, Inc. *                                    2,392            15
 J. Jill Group (The), Inc. *                         2,057            31
 Jack in the Box, Inc. *                             3,923            82
 Jo-Ann Stores, Inc. Class A *                       1,575            36
 Kenneth Cole Productions, Inc., Class A *             829            17
 Landry's Restaurants, Inc.                          2,469            52
 Linens 'N Things, Inc. *                            4,037            93
 Lithia Motors, Inc., Class A *                      1,222            19
 Lone Star Steakhouse & Saloon, Inc.                 1,916            44
 Longs Drug Stores Corp.                             3,435            55
 Luby's, Inc. *                                      2,938             5
 MarineMax, Inc. *                                     956            11
 Men's Wearhouse, Inc. *                             3,265            63
 Mothers Work, Inc. *                                  357             8
 Movado Group, Inc.                                  1,013            23
 Movie Gallery, Inc. *                               1,963            37
 Nu Skin Enterprises, Inc., Class A                  4,989            50
 O'Charleys, Inc. *                                  1,885            36
 OfficeMax, Inc. *                                  12,977            71
 P.F. Chang's China Bistro, Inc. *                   1,813            80
 Pacific Sunwear of California, Inc. *               5,117           115
 Panera Bread Co., Class A *                         2,604            91
 Papa John's International, Inc. *                   1,376            34
 Party City Corp. *                                    958             9
 Payless Shoesource, Inc. *                          7,634           114
 PC Connection, Inc. *                                 862             6
 Pep Boys - Manny, Moe & Jack                        5,387            57
 Pricesmart, Inc. *                                    524             8
 Rare Hospitality International, Inc. *              2,181            62
 Regis Corp.                                         4,867           142
 Restoration Hardware, Inc. *                        2,338            12
 Rex Stores Corp. *                                  1,033            13
 Ryan's Family Steak Houses, Inc. *                  5,001            64
 School Specialty, Inc. *                            1,635            35
 Sharper Image Corp. *                                 826            19
 Shoe Carnival, Inc. *                                 841            13
 ShopKo Stores, Inc. *                               3,264            38
 Smart & Final, Inc. *                               1,547             7
 Sonic Corp. *                                       4,059           105
 Sports Authority (The), Inc. *                      3,684            36
 Stage Stores, Inc. *                                2,175            53
 Steak n Shake (The) Co. *                           2,569            36


See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 60 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                   NUMBER           VALUE
                                                 OF SHARES         (000S)
COMMON STOCKS - 97.8% - CONTINUED
RETAIL - 5.6% - (CONTINUED)
 Stein Mart, Inc. *                                  2,460        $   14
 Summit America Television, Inc. *                   4,010            12
 TBC Corp. *                                         1,917            34
 Too, Inc. *                                         3,836            67
 Tractor Supply Co. *                                1,586            72
 Trans World Entertainment Corp. *                   2,177             9
 Triarc Cos., Inc. *                                 1,538            42
 Tuesday Morning Corp. *                               885            20
 Tweeter Home Entertainment Group, Inc. *            2,227            17
 Ultimate Electronics, Inc. *                        1,239            13
 United Auto Group, Inc. *                           1,909            36
 Urban Outfitters, Inc. *                              871            29
 West Marine, Inc. *                                 1,155            20
 Wet Seal (The), Inc., Class A *                     2,844            30
 Whitehall Jewellers, Inc. *                         1,265            12
 Wilsons Leather Experts (The), Inc. *               1,844            11
 World Fuel Services Corp.                             959            24
---------------------------------------------------------------------------
                                                                   4,454
---------------------------------------------------------------------------
SAVINGS & LOANS - 2.5%
 Anchor BanCorp Wisconsin, Inc.                      2,359            54
 Bank Mutual Corp.                                   1,254            41
 BankAtlantic Bancorp, Inc., Class A                 4,652            54
 BankUnited Financial Corp., Class A *               2,392            44
 Berkshire Hills Bancorp, Inc.                         717            19
 BostonFed Bancorp, Inc.                               415            10
 Brookline Bancorp, Inc.                             6,576            94
 CFS Bancorp, Inc.                                   1,289            18
 Charter Financial Corp. of Georgia                    419            13
 Citizens First Bancorp, Inc.                          923            20
 Coastal Bancorp, Inc.                                 398            12
 Coastal Financial Corp.                               889            12
 Commercial Federal Corp.                            5,133           115
 Connecticut Bancshares, Inc.                        1,273            51
 Dime Community Bancshares                           2,521            64
 Fidelity Bankshares, Inc.                           1,768            40
 First Defiance Financial Corp.                        544            11
 First Essex Bancorp, Inc.                             773            28
 First Federal Capital Corp.                         1,951            38
 First Financial Holdings, Inc.                      1,560            46
 First Indiana Corp.                                 1,320            23
 First Niagara Financial Group, Inc.                 2,758            38
 First Place Financial Corp. of Ohio                 1,378            24
 First Sentinel Bancorp, Inc.                        2,543            39
 FirstFed America Bancorp, Inc.                        853            27
 FirstFed Financial Corp. *                          1,960            66
 Flagstar Bancorp, Inc.                              3,128            62
 Flushing Financial Corp.                            1,106            23
 Harbor Florida Bancshares, Inc.                     2,389            61
 Hawthorne Financial Corp. *                           884            27
 Hudson River Bancorp, Inc.                          1,694            43
 Itla Capital Corp. *                                  505            19
 MAF Bancorp, Inc.                                   2,186            81
 MASSBANK Corp.                                        398            13
 NASB Financial, Inc.                                  399            10
 Northwest Bancorp, Inc.                             1,219            19
 OceanFirst Financial Corp.                          1,167            27
 Ocwen Financial Corp. *                             4,184            18
 Parkvale Financial Corp.                              527            13
 Partners Trust Financial Group, Inc.                  764            15
 PennFed Financial Services, Inc.                      551            16
 PFF Bancorp, Inc.                                   1,139            42
 Port Financial Corp.                                  507            27
 Provident Bancorp, Inc.                               291             9
 Quaker City Bancorp, Inc. *                           565            22
 Seacoast Financial Services Corp.                   2,773            57
 St. Francis Capital Corp.                             847            24
 Staten Island Bancorp, Inc.                         6,219           120
 Sterling Financial Corp. of Washington *            1,713            41
 Superior Financial Corp.                              813            19
 Troy Financial Corp.                                  933            25
 United Community Financial Corp. of Ohio            3,494            32
 Warwick Community Bancorp, Inc.                       380            11
 Waypoint Financial Corp.                            3,676            69
 Westfield Financial, Inc.                             651            12
 Willow Grove Bancorp, Inc.                            635            10
 WSFS Financial Corp.                                  821            30
---------------------------------------------------------------------------
                                                                   1,998
---------------------------------------------------------------------------
SEMICONDUCTORS - 3.8%
 Actel Corp. *                                       2,356            52
 ADE Corp. *                                         1,225             9
 Advanced Power Technology, Inc. *                     719             4
 Alliance Semiconductor Corp. *                      2,519            11
 Anadigics, Inc. *                                   4,103            12
 Artisan Components, Inc. *                          1,641            36

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 61 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

  SCHEDULE OF INVESTMENTS
  SMALL COMPANY INDEX PORTFOLIO (continued)

                                                         NUMBER       VALUE
                                                       OF SHARES      (000S)
COMMON STOCKS - 97.8% - CONTINUED
SEMICONDUCTORS - 3.8% - (CONTINUED)
 Asyst Technologies, Inc. *                                4,302     $   29
 ATMI, Inc. *                                              3,045         76
 August Technology Corp. *                                   957          4
 Axcelis Technologies, Inc. *                             11,016         66
 AXT, Inc. *                                               2,441          3
 Brooks Automation, Inc. *                                 4,090         49
 Caliper Technologies Corp. *                              2,780         13
 ChipPAC, Inc., Class A *                                  5,441         34
 Cirrus Logic, Inc. *                                      8,202         29
 Cohu, Inc.                                                2,308         43
 Credence Systems Corp. *                                  6,822         55
 Cree, Inc. *                                              8,232        202
 DSP Group, Inc. *                                         3,039         71
 Dupont Photomasks, Inc. *                                 1,363         29
 Electroglas, Inc. *                                       2,769          5
 EMCORE Corp. *                                            3,155          8
 Entegris, Inc. *                                          5,206         65
 ESS Technology, Inc. *                                    3,467         29
 Exar Corp. *                                              4,412         72
 FSI International, Inc. *                                 3,950         12
 Genesis Microchip, Inc. *                                 3,398         65
 GlobespanVirata, Inc. *                                  12,480        103
 Helix Technology Corp.                                    2,917         39
 Integrated Silicon Solution, Inc. *                       3,001         16
 IXYS Corp. *                                              1,419         10
 Kopin Corp. *                                             7,779         42
 Kulicke & Soffa Industries, Inc. *                        5,552         35
 Lattice Semiconductor Corp. *                             9,670         88
 LTX Corp. *                                               5,164         51
 Mattson Technology, Inc. *                                2,742         10
 MEMC Electronic Materials, Inc. *                         6,400         73
 Microsemi Corp. *                                         3,281         43
 Microtune, Inc. *                                         5,410         16
 MIPS Technologies, Inc., Class A *                        4,762         13
 Monolithic System Technology, Inc. *                      2,045         17
 Mykrolis Corp. *                                          4,493         42
 Nanometrics, Inc. *                                         943          6
 Oak Technology, Inc. *                                    6,315         41
 Omnivision Technologies, Inc. *                           2,195         79
 ON Semiconductor Corp. *                                  3,651         10
 Pericom Semiconductor Corp. *                             2,175         20
 Photronics, Inc. *                                        3,135         53
 Pixelworks, Inc. *                                        3,736         31
 PLX Technology, Inc. *                                    1,995          8
 Power Integrations, Inc. *                                2,797         75
 Rambus, Inc. *                                            9,429        169
 Richardson Electronics Ltd.                                 839          8
 Rudolph Technologies, Inc. *                              1,004         14
 Semitool, Inc. *                                          2,103         12
 Silicon Image, Inc. *                                     6,493         38
 Silicon Laboratories, Inc. *                              2,941         87
 Siliconix, Inc. *                                           667         22
 Sipex Corp. *                                             2,830         13
 Skyworks Solutions, Inc. *                               15,277        114
 Standard Microsystems Corp. *                             1,595         24
 Supertex, Inc. *                                          1,156         20
 Therma-Wave, Inc. *                                       3,233          4
 Three-Five Systems, Inc. *                                2,417         16
 Transmeta Corp. of Delaware *                            12,224         19
 Trikon Technologies, Inc. *                               1,348          5
 Triquint Semiconductor, Inc. *                           14,807         69
 Ultratech Stepper, Inc. *                                 2,556         45
 Varian Semiconductor Equipment Associates, Inc. *         3,414         95
 Veeco Instruments, Inc. *                                 2,809         54
 Vitesse Semiconductor Corp. *                            22,697        114
 White Electronic Designs Corp. *                          1,992         19
 Xicor, Inc. *                                             2,332         15
 Zoran Corp. *                                             3,034         62
-----------------------------------------------------------------------------
                                                                      3,042
-----------------------------------------------------------------------------
SOFTWARE - 3.8%
 Acclaim Entertainment, Inc. *                             9,116          7
 Actuate Corp. *                                           4,971          9
 Allscripts Healthcare Solutions, Inc. *                   3,129         12
 Altiris, Inc. *                                             656         11
 American Management Systems, Inc. *                       4,426         61
 Ansys, Inc. *                                             1,630         47
 Ascential Software Corp. *                               27,182        109
 Aspen Technology, Inc. *                                  4,296         18
 Atari, Inc. *                                               731          3
 Avid Technology, Inc. *                                   2,958        100
 Barra, Inc. *                                             1,656         54
 Borland Software Corp. *                                  7,838         79
 CCC Information Services Group, Inc. *                    1,404         25
 Computer Programs & Systems, Inc. *                         393          9

See Accompanying Notes to the Financial Statements.

             EQUITY PORTFOLIOS 62 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                      NUMBER        VALUE
                                                    OF SHARES      (000S)
COMMON STOCKS - 97.8% - CONTINUED
SOFTWARE - 3.8% - (CONTINUED)
 Concord Communications, Inc. *                      1,783        $   26
 Datastream Systems, Inc. *                          1,743            17
 Dendrite International, Inc. *                      3,453            41
 DocuCorp International, Inc. *                      1,033             5
 Documentum, Inc. *                                  5,356           114
 Eclipsys Corp. *                                    3,924            45
 eFunds Corp. *                                      5,299            55
 Embarcadero Technologies, Inc. *                    1,052             8
 EPIQ Systems, Inc. *                                1,380            24
 Filenet Corp. *                                     3,759            63
 Hyperion Solutions Corp. *                          3,760           119
 IDX Systems Corp. *                                 1,915            33
 Informatica Corp. *                                 6,494            46
 Information Resources, Inc. *                       3,591            12
 infoUSA, Inc. *                                     2,853            17
 Inter-Tel, Inc.                                     2,070            38
 Intercept, Inc. *                                   1,747            13
 JDA Software Group, Inc. *                          3,163            39
 Keane, Inc. *                                       5,863            66
 Lawson Software, Inc. *                             1,941            10
 Legato Systems, Inc. *                              9,800            74
 Mantech International Corp., Class A *                917            16
 Manugistics Group, Inc. *                           6,672            32
 MAPICS, Inc. *                                      2,019            14
 MapInfo Corp. *                                     1,980            12
 MetaSolv, Inc. *                                    3,791             6
 Micromuse, Inc. *                                   8,382            80
 Midway Games, Inc. *                                3,327            12
 MRO Software, Inc. *                                2,129            20
 MSC.Software Corp. *                                2,832            19
 NDCHealth Corp.                                     3,616            74
 NetIQ Corp. *                                       4,611            68
 Novell, Inc. *                                     40,881           136
 Omnicell, Inc. *                                    1,901            13
 Onyx Software Corp. *                               5,747             6
 OPNET Technologies, Inc. *                          1,323            13
 Packeteer, Inc. *                                   2,545            39
 Parametric Technology Corp. *                      29,451            96
 PDF Solutions, Inc. *                               1,565            17
 Pegasystems, Inc. *                                   798             6
 Per-Se Technologies, Inc. *                         3,434            33
 Phoenix Technologies Ltd. *                         2,822            13
 Pinnacle Systems, Inc. *                            7,076        $   75
 PLATO Learning, Inc. *                              2,160            11
 PracticeWorks, Inc. *                               1,747            28
 Probusiness Services, Inc. *                        2,351            30
 Progress Software Corp. *                           3,339            68
 Quest Software, Inc. *                              4,158            46
 Red Hat, Inc. *                                    12,820            95
 Renaissance Learning, Inc. *                        1,137            26
 Retek, Inc. *                                       5,938            39
 Roxio, Inc. *                                       2,212            15
 Sanchez Computer Associates, Inc. *                 1,785            10
 ScanSoft, Inc. *                                    5,914            34
 Schawk, Inc.                                        1,010            11
 Seachange International, Inc. *                     2,503            28
 Serena Software, Inc. *                             1,977            39
 SpeechWorks International, Inc. *                   2,880            14
 SPSS, Inc. *                                        1,358            21
 SS&C Technologies, Inc. *                             930            15
 Take-Two Interactive Software, Inc. *               4,660           118
 THQ, Inc. *                                         4,454            63
 Transaction Systems Architects, Inc., Class A *     3,558            32
 Ulticom, Inc. *                                     1,385            14
 Vastera, Inc. *                                     3,590            17
 Verint Systems, Inc. *                                491            10
 Viewpoint Corp. *                                   4,853             6
 VitalWorks, Inc. *                                  4,256            16
 Wind River Systems, Inc. *                          7,730            29
 Witness Systems, Inc. *                             1,793             8
---------------------------------------------------------------------------
                                                                   3,052
---------------------------------------------------------------------------
STORAGE/WAREHOUSING - 0.0%
 Mobile Mini, Inc. *                                 1,421            26
---------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.8%
 Adtran, Inc. *                                      2,251           109
 Advanced Radio Telecom Corp. *                     10,900             -
 Aeroflex, Inc. *                                    6,757            53
 Aether Systems, Inc. *                              4,029            19
 Alaska Communications Systems Group, Inc. *           811             2
 Allen Telecom, Inc. *                               3,098            55
 American Tower Corp., Class A *                    18,249           163
 Anaren, Inc. *                                      2,541            26
 Anixter International, Inc. *                       3,488            83
 Aspect Communications Corp. *                       5,875            19

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 63 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
 SCHEDULE OF INVESTMENTS
 SMALL COMPANY INDEX PORTFOLIO (CONTINUED)

                                                   NUMBER            VALUE
                                                  OF SHARES          (000S)
COMMON STOCKS - 97.8% - CONTINUED
TELECOMMUNICATIONS - 3.8% - (CONTINUED)
 Audiovox Corp., Class A *                           1,893        $   18
 Avanex Corp. *                                      7,662            32
 Black Box Corp.                                     2,253            84
 Boston Communications Group *                       1,479            24
 C-COR.net Corp. *                                   3,520            17
 Cable Design Technologies Corp. *                   5,005            38
 Centennial Communications Corp. *                   1,311             3
 Cincinnati Bell, Inc. *                            21,573           110
 Commonwealth Telephone Enterprises, Inc. *          1,222            51
 CommScope, Inc. *                                   5,853            60
 Computer Network Technology Corp. *                 2,823            21
 Crown Castle International Corp. *                 23,082           192
 CT Communications, Inc.                             1,900            20
 EMS Technologies, Inc. *                            1,175            15
 Enterasys Networks, Inc. *                         18,246            63
 Extreme Networks *                                 11,580            70
 Finisar Corp. *                                    15,017            26
 Foundry Networks, Inc. *                            9,663           149
 General Communications, Inc., Class A *             4,713            27
 Golden Telecom, Inc. *                              1,541            38
 Harmonic, Inc. *                                    6,698            32
 Hickory Tech Corp.                                  1,531            15
 Hypercom Corp. *                                    3,823            17
 Inet Technologies, Inc. *                           1,256            11
 Infonet Services Corp., Class B *                   7,114            10
 Interdigital Communications Corp. *                 6,119           157
 Intrado, Inc. *                                     1,692            23
 Ixia *                                              2,415            15
 Lightbridge, Inc. *                                 3,200            26
 Mastec, Inc. *                                      2,629            12
 Metro One Telecommunications, Inc. *                2,124            11
 MRV Communications, Inc. *                         10,263            23
 Netro Corp. *                                       3,276            10
 New Focus, Inc. *                                   6,280            23
 Newport Corp. *                                     4,262            68
 Nextel Partners, Inc., Class A *                    7,653            42
 North Pittsburgh Systems, Inc.                      1,665            24
 Oplink Communications, Inc. *                      11,545            17
 Optical Communication Products, Inc. *              1,955             4
 Paradyne Networks Corp. *                           3,592             9
 Plantronics, Inc. *                                 4,243            91
 Powerwave Technologies, Inc. *                      7,365            51
 Price Communications Corp. *                        5,409        $   69
 Proxim Corp., Class A *                            13,402            20
 PTEK Holdings, Inc. *                               5,280            27
 RCN Corp. *                                         8,376            13
 Remec, Inc. *                                       6,394            44
 RMH Teleservices, Inc. *                            1,528             6
 Shenandoah Telecom Co.                                326            15
 Somera Communications, Inc. *                       4,109             6
 Sonus Networks, Inc. *                             20,374            95
 Spectralink Corp. *                                 1,898            19
 Stratex Networks, Inc. *                            9,292            30
 Stratos Lightwave, Inc. *                             953             5
 SureWest Communications                             1,539            49
 Sycamore Networks, Inc. *                          17,922            76
 Talk America Holdings, Inc. *                       2,605            23
 Tekelec *                                           5,277            76
 Tellium, Inc. *                                    10,212            10
 Terayon Communication Systems, Inc. *               7,315            22
 Time Warner Telecom, Inc., Class A *                4,775            28
 Tollgrade Communications, Inc. *                    1,464            27
 Triton PCS Holdings, Inc., Class A *                2,546            12
 Turnstone Systems, Inc. *                           3,999            11
 Ubiquitel, Inc. *                                   7,680             9
 Viasat, Inc. *                                      2,115            26
 Western Wireless Corp., Class A *                   5,980            64
---------------------------------------------------------------------------
                                                                   3,060
---------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 0.1%
 Arris Group, Inc. *                                 7,365            38
---------------------------------------------------------------------------
TEXTILES - 0.1%
 Angelica Corp.                                        929            17
 Culp, Inc. *                                          791             4
 G & K Services, Inc., Class A                       2,154            63
 Quaker Fabric Corp.                                 1,531            10
 Unifirst Corp. of Massachusetts                       922            17
---------------------------------------------------------------------------
                                                                     111
---------------------------------------------------------------------------
See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 64 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)


                                                              NUMBER      VALUE
                                                            OF SHARES     (000S)
   COMMON STOCKS - 97.8% - CONTINUED
   TOYS, GAMES & HOBBIES - 0.3%
      Action Performance Cos., Inc.                           1,741       $   35
      Boyd's Collection Ltd. *                                2,022           10
      Department 56, Inc. *                                   1,245           15
      Jakks Pacific, Inc. *                                   2,792           40
      Marvel Enterprises, Inc. *                              3,385           76
      RC2 Corp. *                                               911           15
      Topps (The) Co. *                                       4,157           38
   -----------------------------------------------------------------------------
                                                                             229
   -----------------------------------------------------------------------------
   TRANSPORTATION - 1.9%
      Airborne, Inc.                                          5,426          111
      Alexander & Baldwin, Inc.                               4,645          126
      Arkansas Best Corp.                                     2,408           64
      Atlas Air Worldwide Holdings, Inc. *                    2,154            3
      Covenant Transport, Inc., Class A *                       672           13
      EGL, Inc. *                                             3,915           61
      Florida East Coast Industries, Inc., Class A            2,580           74
      Forward Air Corp. *                                     1,301           33
      Genesee & Wyoming, Inc., Class A *                      1,320           28
      Gulfmark Offshore, Inc. *                               1,558           28
      Heartland Express, Inc. *                               3,402           80
      Hunt (J.B.) Transport Services, Inc. *                  2,514           93
      Kansas City Southern Industries, Inc. *                 6,768           81
      Kirby Corp. *                                           2,139           59
      Knight Transportation, Inc. *                           2,732           69
      Landstar System, Inc. *                                 1,696          109
      Offshore Logistics, Inc. *                              2,137           44
      Overseas Shipholding Group                              3,063           64
      PAM Transportation Services, Inc. *                       403           10
      Petroleum Helicopters *                                   330            9
      RailAmerica, Inc. *                                     3,235           25
      Roadway Corp.                                           1,342           50
      SCS Transportation, Inc. *                              1,598           21
      U.S. Xpress Enterprises, Inc., Class A *                  729            9
      USF Corp.                                               3,019           90
      Werner Enterprises, Inc.                                4,336           99
      Yellow Corp. *                                          3,297           87
   -----------------------------------------------------------------------------
                                                                           1,540
   -----------------------------------------------------------------------------
   TRUCKING & LEASING - 0.0%
      AMERCO, Inc. *                                          1,302            6
      Interpool, Inc.                                           734           12
   -----------------------------------------------------------------------------
                                                                              18
   -----------------------------------------------------------------------------
   WATER - 0.2%
      American States Water Co.                               1,681           43
      California Water Service Group                          1,543           43
      Connecticut Water Service, Inc.                           903           23
      Middlesex Water Co.                                       903           21
      Pico Holdings, Inc. *                                     755           11
      SJW Corp.                                                 270           23
      Southwest Water Co.                                     1,072           14
   -----------------------------------------------------------------------------
                                                                             178
   -----------------------------------------------------------------------------
   TOTAL COMMON STOCKS
   -----------------------------------------------------------------------------
   (COST $71,906)                                                         78,004

   PREFERRED STOCKS - 0.0%
   HEALTHCARE-PRODUCTS - 0.0%
      MEDIQ, Inc., Series A *                                   135            -
   -----------------------------------------------------------------------------
   HEALTHCARE-SERVICES - 0.0%
      Dynacq International, Inc., Series A *                     12            -
   -----------------------------------------------------------------------------
   TOTAL PREFERRED STOCKS
   (COST $ -)                                                                  -

    OTHER - 0.0%
      Escrow DLB Oil & Gas *                                    400            -
      Escrow MascoTech, Inc. *                               10,600            -
      Gladstone Capital Corp.                                   961           18
   -----------------------------------------------------------------------------
   TOTAL OTHER
   -----------------------------------------------------------------------------
   (COST $17)                                                                 18

   RIGHT - 0.0%
      CSF Holdings, Inc. *                                    2,000            -
   -----------------------------------------------------------------------------
   TOTAL RIGHT
   -----------------------------------------------------------------------------
   (COST $ -)                                                                  -

    WARRANTS - 0.0%
      Aura System, Inc., Exp. 5/31/05 *                         513            -
      MicroStrategy, Inc., Exp. 6/24/07 *                     1,006            -
      Sunbeam Corp., Exp. 8/24/03 *                             914            -
   -----------------------------------------------------------------------------
   TOTAL WARRANTS
   -----------------------------------------------------------------------------
   (COST $ -)                                                                  -

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 65 EQUITY PORTFOLIOS

   EQUITY PORTFOLIOS
      SCHEDULE OF INVESTMENTS                           MAY 31, 2003 (UNAUDITED)
      SMALL COMPANY INDEX PORTFOLIO (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT           VALUE
                                                         (000S)           (000S)
   CONVERTIBLE BOND - 0.0%
   DISTRIBUTION/WHOLESALE - 0.0%
      Timco Aviation Services, Inc.,
        8.00%, 1/2/07                                    $    1         $      -
   -----------------------------------------------------------------------------
   TOTAL CONVERTIBLE BOND
   -----------------------------------------------------------------------------
   (COST $ -)                                                                  -

   SHORT-TERM INVESTMENTS - 2.1%
      Credit Suisse First Boston, Canada,
        Eurodollar Time Deposit,
        1.32%, 6/2/03                                     1,453            1,453
      U.S. Treasury Bill, /(1)/
        1.16%, 7/17/03                                      270              270
   -----------------------------------------------------------------------------
   TOTAL SHORT-TERM INVESTMENTS
   -----------------------------------------------------------------------------
   (COST $1,723)                                                           1,723

   -----------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.9%
   -----------------------------------------------------------------------------
   (COST $73,646)                                                         79,745
      Other Assets less Liabilities - 0.1%                                    52
   -----------------------------------------------------------------------------
   NET ASSETS - 100.0%                                                  $ 79,797


* Non-Income Producing Security.

(1) Security pledged as collateral to cover margin requirements for open futures contracts.


At May 31, 2003, the Small Company Index Portfolio had open futures contracts as follows:

                                NOTIONAL                              UNREALIZED
                 NUMBER OF       AMOUNT       CONTRACT    CONTRACT       GAIN
TYPE             CONTRACTS       (000S)       POSITION      EXP.        (000S)

Russell 2000         8           $1,764         Long        6/03         $235
================================================================================

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 66 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                             MAY 31, 2003 (UNAUDITED)
MID CAP GROWTH PORTFOLIO

                                                          NUMBER          VALUE
                                                         OF SHARES        (000S)

COMMON STOCKS - 99.5%
AGRICULTURE - 1.3%
  Bunge Ltd.                                               11,100         $  321
--------------------------------------------------------------------------------
APPAREL - 1.9%
  Coach, Inc. *                                             9,500            467
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.2%
  IDEC Pharmaceuticals Corp. *                              7,500            286
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.7%
  Career Education Corp. *                                  6,800            417
  ChoicePoint, Inc. *                                       7,300            275
  FTI Consulting, Inc. *                                    6,200            228
  Iron Mountain, Inc. *                                     6,400            253
--------------------------------------------------------------------------------
                                                                           1,173
--------------------------------------------------------------------------------
COMPUTERS - 3.9%
  Affiliated Computer Services, Inc., Class A *             6,400            297
  Anteon International Corp. *                             13,700            343
  BISYS Group (The), Inc. *                                18,800            338
--------------------------------------------------------------------------------
                                                                             978
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.2%
  Estee Lauder Cos. (The), Inc., Class A                    9,100            303
--------------------------------------------------------------------------------
ELECTRONICS - 3.2%
  Cymer, Inc. *                                            10,600            353
  Jabil Circuit, Inc. *                                    20,700            434
--------------------------------------------------------------------------------
                                                                             787
--------------------------------------------------------------------------------
ENTERTAINMENT - 1.7%
  International Game Technology *                           4,700            414
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 2.6%
  Stericycle, Inc. *                                       16,400            649
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 6.5%
  Alcon, Inc. *                                             5,800            247
  Patterson Dental Co. *                                    9,300            409
  St. Jude Medical, Inc. *                                  9,800            550
  Stryker Corp.                                             5,903            397
--------------------------------------------------------------------------------
                                                                           1,603
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 2.4%
  Anthem, Inc. *                                            6,500            477
  Select Medical Corp. *                                    6,000            128
--------------------------------------------------------------------------------
                                                                             605
--------------------------------------------------------------------------------
HOME FURNISHINGS - 1.4%
  Harman International Industries, Inc.                     4,600            341
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.8%
  Scotts (The) Co., Class A *                               3,800            188
--------------------------------------------------------------------------------
INSURANCE - 4.6%
  Everest Re Group Ltd.                                     2,500            182
  Fidelity National Financial, Inc.                         9,000            280
  Montpelier Re Holdings Ltd. *                            10,100            336
  Radian Group, Inc.                                        8,600            346
--------------------------------------------------------------------------------
                                                                           1,144
--------------------------------------------------------------------------------
INTERNET - 3.2%
  Amazon.com, Inc. *                                       12,500            449
  VeriSign, Inc. *                                         23,400            351
--------------------------------------------------------------------------------
                                                                             800
--------------------------------------------------------------------------------
LEISURE TIME - 1.7%
  Harley-Davidson, Inc.                                    10,000            422
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.1%
  Zebra Technologies Corp., Class A *                       7,000            511
--------------------------------------------------------------------------------
MEDIA - 4.6%
  Cumulus Media, Inc., Class A *                           14,000            253
  Meredith Corp.                                            6,800            299
  Westwood One, Inc. *                                     17,700            600
--------------------------------------------------------------------------------
                                                                           1,152
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.7%
  Danaher Corp.                                             6,200            415
--------------------------------------------------------------------------------
OIL & GAS - 1.3%
  XTO Energy, Inc.                                         15,600            335
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 2.8%
  National-Oilwell, Inc. *                                 13,300            324
  Smith International, Inc. *                               9,100            372
--------------------------------------------------------------------------------
                                                                             696
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 1.6%
  Packaging Corp. of America *                             22,500            405
--------------------------------------------------------------------------------
PHARMACEUTICALS - 11.7%
  Allergan, Inc.                                            4,200            303
  AmerisourceBergen Corp.                                   6,500            407
  Biovail Corp. *                                          11,000            513
  Forest Laboratories, Inc. *                               5,200            263
  Gilead Sciences, Inc. *                                  10,600            559
  Pharmaceutical Resources, Inc. *                          8,000            328
  Teva Pharmaceutical Industries Ltd. ADR                   5,200            264
  Watson Pharmaceuticals, Inc. *                            7,300            270
--------------------------------------------------------------------------------
                                                                           2,907
--------------------------------------------------------------------------------
RETAIL - 9.2%
  Abercrombie & Fitch Co., Class A *                        9,200            263
  Applebee's International, Inc.                           14,400            442

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 67 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

  SCHEDULE OF INVESTMENTS                               MAY 31, 2003 (UNAUDITED)
  MID CAP GROWTH PORTFOLIO (continued)

                                                          NUMBER         VALUE
                                                         OF SHARES       (000S)

COMMON STOCKS - 99.5% - CONTINUED
RETAIL - 9.2% - (CONTINUED)
  Bed Bath & Beyond, Inc. *                                 7,800       $   326
  Chico's FAS, Inc. *                                      12,500           267
  Dollar Tree Stores, Inc. *                               10,200           296
  Fred's, Inc.                                              8,000           294
  Petsmart, Inc. *                                         23,700           410
--------------------------------------------------------------------------------
                                                                          2,298
--------------------------------------------------------------------------------
SEMICONDUCTORS - 8.9%
  KLA-Tencor Corp. *                                       12,900           597
  Linear Technology Corp.                                  12,100           440
  Maxim Integrated Products, Inc.                          12,300           482
  Novellus Systems, Inc. *                                  8,600           298
  Xilinx, Inc. *                                           13,000           388
--------------------------------------------------------------------------------
                                                                          2,205
--------------------------------------------------------------------------------
SOFTWARE - 6.8%
  Adobe Systems, Inc.                                      12,600           445
  BEA Systems, Inc. *                                      29,300           317
  Intuit, Inc. *                                            7,700           355
  PeopleSoft, Inc. *                                       18,100           296
  SEI Investments Co.                                       9,300           270
--------------------------------------------------------------------------------
                                                                          1,683
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.8%
  CenturyTel, Inc.                                          9,100           306
  UTStarcom, Inc. *                                        13,100           389
--------------------------------------------------------------------------------
                                                                            695
--------------------------------------------------------------------------------
TRANSPORTATION - 3.7%
  Canadian Pacific Railway Ltd.                            13,500           320
  Expeditors International Washington, Inc.                 8,500           297
  Landstar System, Inc. *                                   4,900           314
--------------------------------------------------------------------------------
                                                                            931
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $21,054)                                                           24,714



                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)

SHORT-TERM INVESTMENT - 1.6%
  Credit Suisse First Boston, Canada,
     Eurodollar Time Deposit,
     1.32%, 6/2/03                                           $404       $   404
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $404)                                                                 404


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.1%
--------------------------------------------------------------------------------
(COST $21,458)                                                           25,118

  Liabilities less Other Assets - (1.1)%                                   (277)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $24,841

* Non-Income Producing Security.

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 68 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                              MAY 31, 2003 (UNAUDITED)
FOCUSED GROWTH PORTFOLIO

                                                       NUMBER             VALUE
                                                      OF SHARES           (000S)

COMMON STOCKS - 93.9%
APPAREL - 0.4%
  Coach, Inc. *                                         16,700           $   820
--------------------------------------------------------------------------------
BANKS - 0.6%
  SouthTrust Corp.                                      44,000             1,264
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.5%
  Amgen, Inc. *                                         88,050             5,698
  Genzyme Corp. (General Division) *                    38,800             1,842
--------------------------------------------------------------------------------
                                                                           7,540
--------------------------------------------------------------------------------
CHEMICALS - 1.1%
  Ecolab, Inc.                                          22,400             1,204
  Praxair, Inc.                                         18,700             1,122
--------------------------------------------------------------------------------
                                                                           2,326
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.8%
  Apollo Group, Inc., Class A *                         30,000             1,753
--------------------------------------------------------------------------------
COMPUTERS - 6.8%
  Dell Computer Corp. *                                222,000             6,946
  EMC Corp. of Massachusetts *                         210,000             2,272
  International Business Machines Corp.                 20,000             1,761
  Lexmark International, Inc. *                         20,600             1,533
  Veritas Software Corp. *                              87,000             2,414
--------------------------------------------------------------------------------
                                                                          14,926
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.2%
  Avon Products, Inc.                                   32,000             1,950
  Procter & Gamble Co.                                  31,800             2,920
--------------------------------------------------------------------------------
                                                                           4,870
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 5.0%
  American Express Co.                                 125,000             5,208
  Lehman Brothers Holdings, Inc.                        40,000             2,865
  SLM Corp.                                             23,900             2,868
--------------------------------------------------------------------------------
                                                                          10,941
--------------------------------------------------------------------------------
ELECTRONICS - 0.3%
  Jabil Circuit, Inc. *                                 26,400               554
--------------------------------------------------------------------------------
FOOD - 0.9%
  Wrigley (Wm.) Jr. Co.                                 35,000             1,978
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 9.8%
  Becton, Dickinson & Co.                               34,000             1,360
  Guidant Corp. *                                       69,400             2,934
  Johnson & Johnson                                    117,300             6,375
  Medtronic, Inc.                                       98,000             4,776
  St. Jude Medical, Inc. *                              37,300             2,092
  Stryker Corp.                                         31,000             2,088
  Zimmer Holdings, Inc. *                               39,000             1,750
--------------------------------------------------------------------------------
                                                                          21,375
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 0.5%
  Aetna, Inc.                                           16,900               970
--------------------------------------------------------------------------------
INSURANCE - 3.1%
  AFLAC, Inc.                                           58,600             1,929
  American International Group, Inc.                    33,800             1,956
  Marsh & McLennan Cos., Inc.                           55,000             2,757
--------------------------------------------------------------------------------
                                                                           6,642
--------------------------------------------------------------------------------
INTERNET - 5.6%
  eBay, Inc. *                                          50,000             5,086
  USA Interactive, Inc. *                               78,000             2,999
  Yahoo!, Inc. *                                       140,000             4,179
--------------------------------------------------------------------------------
                                                                          12,264
--------------------------------------------------------------------------------
MEDIA - 5.0%
  Comcast Corp., Special Class A *                     135,200             3,896
  Echostar Communications Corp., Class A *              43,500             1,461
  Liberty Media Corp., Class A *                       141,547             1,656
  Tribune Co.                                           33,200             1,656
  Viacom, Inc., Class B *                               50,000             2,276
--------------------------------------------------------------------------------
                                                                          10,945
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 4.1%
  3M Co.                                                28,250             3,573
  Danaher Corp.                                         38,800             2,596
  General Electric Co.                                 100,000             2,870
--------------------------------------------------------------------------------
                                                                           9,039
--------------------------------------------------------------------------------
OIL & GAS - 3.4%
  Apache Corp.                                          15,000               989
  Devon Energy Corp.                                    24,600             1,279
  GlobalSantaFe Corp.                                   25,000               622
  Imperial Oil Ltd.                                     28,135               948
  Nabors Industries Ltd. *                              20,300               915
  Occidental Petroleum Corp.                            58,600             1,977
  XTO Energy, Inc.                                      35,000               751
--------------------------------------------------------------------------------
                                                                           7,481
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.3%
  BJ Services Co. *                                     17,200               700
  Schlumberger Ltd.                                     45,000             2,188
--------------------------------------------------------------------------------
                                                                           2,888
--------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 69 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

  SCHEDULE OF INVESTMENTS                               MAY 31, 2003 (UNAUDITED)
  FOCUSED GROWTH PORTFOLIO (continued)

                                                          NUMBER         VALUE
                                                         OF SHARES       (000S)

COMMON STOCKS - 93.9% - CONTINUED
PHARMACEUTICALS - 12.4%
  Allergan, Inc.                                           16,900       $  1,219
  Biovail Corp. *                                          25,000          1,166
  Celgene Corp. *                                          19,200            604
  Forest Laboratories, Inc. *                              60,000          3,030
  Gilead Sciences, Inc. *                                  55,050          2,904
  Medimmune, Inc. *                                        30,000          1,064
  Merck & Co., Inc.                                        90,000          5,002
  Mylan Laboratories, Inc.                                 23,550            680
  Novartis A.G. ADR                                       101,000          4,040
  Pfizer, Inc.                                            177,400          5,503
  Teva Pharmaceutical Industries Ltd. ADR                  36,000          1,825
--------------------------------------------------------------------------------
                                                                          27,037
--------------------------------------------------------------------------------
RETAIL - 8.2%
  Bed Bath & Beyond, Inc. *                                36,875          1,543
  Best Buy Co., Inc. *                                     76,000          2,941
  Costco Wholesale Corp. *                                 83,000          3,075
  Kohl's Corp. *                                           35,200          1,843
  Lowe's Cos., Inc.                                        34,000          1,437
  Staples, Inc. *                                          67,600          1,311
  Starbucks Corp. *                                        70,000          1,725
  Wal-Mart Stores, Inc.                                    76,500          4,024
--------------------------------------------------------------------------------
                                                                          17,899
--------------------------------------------------------------------------------
SAVINGS & LOANS - 1.0%
  Golden West Financial Corp.                              28,000          2,178
--------------------------------------------------------------------------------
SEMICONDUCTORS - 5.5%
  Altera Corp. *                                           86,100          1,660
  Analog Devices, Inc. *                                   70,500          2,718
  Intel Corp.                                             211,200          4,401
  Linear Technology Corp.                                  45,000          1,636
  Maxim Integrated Products, Inc.                          40,700          1,596
--------------------------------------------------------------------------------
                                                                          12,011
--------------------------------------------------------------------------------
SOFTWARE - 7.0%
  Adobe Systems, Inc.                                      45,000          1,588
  First Data Corp.                                         56,000          2,320
  Microsoft Corp.                                         260,000          6,399
  Oracle Corp. *                                          163,600          2,128
  SAP A.G.- Sponsored ADR                                 101,000          2,876
--------------------------------------------------------------------------------
                                                                          15,311
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 4.6%
  Cisco Systems, Inc. *                                   281,150          4,577
  Citizens Communications Co. *                            40,000            493
  Nokia OYJ ADR                                           141,900          2,560
  Vodafone Group PLC ADR                                  106,250          2,328
--------------------------------------------------------------------------------
                                                                           9,958
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.5%
  Mattel, Inc.                                             51,700          1,112
--------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
  Expeditors International Washington, Inc.                20,050            701
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $181,220)                                                          204,783


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)

SHORT-TERM INVESTMENT - 5.6%
  Credit Suisse First Boston, Canada,
    Eurodollar Time Deposit,
    1.32%, 6/2/03                                         $12,307         12,307
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $12,307)                                                            12,307


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.5%
--------------------------------------------------------------------------------
(COST $193,527)                                                          217,090

  Other Assets less Liabilities - 0.5%                                     1,043
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $218,133

* Non-Income Producing Security.

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 70 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                              MAY 31, 2003 (UNAUDITED)
DIVERSIFIED GROWTH PORTFOLIO

                                                        NUMBER            VALUE
                                                       OF SHARES          (000S)

COMMON STOCKS - 95.3%
AEROSPACE/DEFENSE - 2.3%
  Lockheed Martin Corp.                                  12,175           $  565
  United Technologies Corp.                              13,475              920
--------------------------------------------------------------------------------
                                                                           1,485
--------------------------------------------------------------------------------
APPAREL - 1.1%
  Coach, Inc. *                                          14,425              709
--------------------------------------------------------------------------------
BANKS - 2.8%
  U.S. Bancorp                                           27,075              641
  Wells Fargo & Co.                                      24,550            1,186
--------------------------------------------------------------------------------
                                                                           1,827
--------------------------------------------------------------------------------
BEVERAGES - 1.0%
  PepsiCo, Inc.                                          14,825              655
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.0%
  Amgen, Inc. *                                           9,500              615
--------------------------------------------------------------------------------
CHEMICALS - 0.9%
  Praxair, Inc.                                           9,875              592
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.2%
  Career Education Corp. *                               12,700              780
--------------------------------------------------------------------------------
COMPUTERS - 4.6%
  Affiliated Computer Services, Inc., Class A *          16,575              768
  Dell Computer Corp. *                                  37,700            1,180
  International Business Machines Corp.                  12,000            1,056
--------------------------------------------------------------------------------
                                                                           3,004
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 3.7%
  Avon Products, Inc.                                    24,775            1,510
  Procter & Gamble Co.                                    9,600              881
--------------------------------------------------------------------------------
                                                                           2,391
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 10.3%
  American Express Co.                                   21,525              897
  Citigroup, Inc.                                        45,575            1,869
  Freddie Mac                                            13,900              831
  Goldman Sachs Group, Inc.                               7,875              642
  Lehman Brothers Holdings, Inc.                         14,300            1,024
  MBNA Corp.                                             34,400              690
  Merrill Lynch & Co., Inc.                              15,950              691
--------------------------------------------------------------------------------
                                                                           6,644
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.7%
  Jacobs Engineering Group, Inc. *                       10,950              428
--------------------------------------------------------------------------------
ENTERTAINMENT - 1.2%
  International Game Technology *                         8,450              744
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.8%
  International Paper Co.                                13,425              492
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 3.8%
  Boston Scientific Corp. *                              12,114              631
  Henry Schein, Inc. *                                   12,350              607
  Johnson & Johnson                                      22,075            1,200
--------------------------------------------------------------------------------
                                                                           2,438
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 0.2%
  Health Management Associates, Inc., Class A             6,175              115
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.2%
  Fortune Brands, Inc.                                   14,950              783
--------------------------------------------------------------------------------
INSURANCE - 6.7%
  American International Group, Inc.                     33,725            1,952
  Everest Re Group Ltd.                                   9,825              717
  Marsh & McLennan Cos., Inc.                            15,625              783
  MBIA, Inc.                                             17,950              899
--------------------------------------------------------------------------------
                                                                           4,351
--------------------------------------------------------------------------------
INTERNET - 1.4%
  eBay, Inc. *                                            5,175              526
  Symantec Corp. *                                        8,500              385
--------------------------------------------------------------------------------
                                                                             911
--------------------------------------------------------------------------------
LEISURE TIME - 0.9%
  Harley-Davidson, Inc.                                  13,925              587
--------------------------------------------------------------------------------
MEDIA - 2.5%
  Gannett Co., Inc.                                       3,250              257
  Viacom, Inc., Class B *                                21,875              996
  Westwood One, Inc. *                                   11,200              379
--------------------------------------------------------------------------------
                                                                           1,632
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 4.7%
  3M Co.                                                  4,100              518
  Danaher Corp.                                          18,225            1,220
  General Electric Co.                                   44,225            1,269
--------------------------------------------------------------------------------
                                                                           3,007
--------------------------------------------------------------------------------
OIL & GAS - 6.5%
  Apache Corp.                                           12,025              793
  Burlington Resources, Inc.                             12,350              658
  EnCana Corp.                                           13,200              484
  EOG Resources, Inc.                                     6,975              301
  Exxon Mobil Corp.                                      28,725            1,045
  Transocean, Inc. *                                     21,375              499
  Valero Energy Corp.                                    12,000              450
--------------------------------------------------------------------------------
                                                                           4,230
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.8%
  BJ Services Co. *                                      12,950              527
--------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 71 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

  SCHEDULE OF INVESTMENTS                               MAY 31, 2003 (UNAUDITED)
  DIVERSIFIED GROWTH PORTFOLIO (continued)

                                                            NUMBER       VALUE
                                                           OF SHARES     (000S)

COMMON STOCKS - 95.3% - CONTINUED
PHARMACEUTICALS - 12.0%
  Allergan, Inc.                                              6,975     $   503
  AmerisourceBergen Corp.                                    14,775         926
  Biovail Corp. *                                            17,900         835
  Cardinal Health, Inc.                                      10,725         619
  Forest Laboratories, Inc. *                                12,025         607
  Merck & Co., Inc.                                          20,350       1,131
  Pfizer, Inc.                                               62,525       1,940
  Teva Pharmaceutical Industries Ltd. ADR                    11,650         591
  Wyeth                                                      14,650         642
--------------------------------------------------------------------------------
                                                                          7,794
--------------------------------------------------------------------------------
RETAIL - 8.6%
  Autozone, Inc. *                                            4,150         347
  Best Buy Co., Inc. *                                       19,675         762
  Home Depot (The), Inc.                                     20,025         651
  Lowe's Cos., Inc.                                          16,950         716
  McDonald's Corp.                                           17,525         328
  Wal-Mart Stores, Inc.                                      34,800       1,831
  Walgreen Co.                                               31,075         957
--------------------------------------------------------------------------------
                                                                          5,592
--------------------------------------------------------------------------------
SEMICONDUCTORS - 4.4%
  Intel Corp.                                                77,225       1,610
  Linear Technology Corp.                                    18,950         689
  National Semiconductor Corp. *                             22,000         549
--------------------------------------------------------------------------------
                                                                          2,848
--------------------------------------------------------------------------------
SOFTWARE - 5.0%
  Intuit, Inc. *                                             11,300         521
  Microsoft Corp.                                            82,975       2,042
  SAP A.G.- Sponsored ADR                                    22,775         648
--------------------------------------------------------------------------------
                                                                          3,211
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.8%
  Cisco Systems, Inc. *                                      63,600       1,036
  QUALCOMM, Inc.                                             17,125         575
  Verizon Communications, Inc.                               22,625         856
--------------------------------------------------------------------------------
                                                                          2,467
--------------------------------------------------------------------------------
TRANSPORTATION - 1.2%
  Expeditors International Washington, Inc.                  22,775         796
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $58,583)                                                           61,655


                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)       (000S)

SHORT-TERM INVESTMENT - 5.1%
  Credit Suisse First Boston, Canada,
    Eurodollar Time Deposit,
    1.32%, 6/2/03                                            $3,312     $ 3,312
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $3,312)                                                             3,312


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.4%
--------------------------------------------------------------------------------
(COST $61,895)                                                           64,967

  Liabilities less Other Assets - (0.4)%                                   (242)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $64,725

* Non-Income Producing Security.

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 72 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               EQUITY PORTFOLIOS
SCHEDULE OF INVESTMENTS                                 MAY 31, 2003 (UNAUDITED)
EQUITY INDEX PORTFOLIO

                                                           NUMBER         VALUE
                                                          OF SHARES       (000S)
COMMON STOCKS - 98.4%
ADVERTISING - 0.2%
    Interpublic Group of Cos. (The), Inc.                  30,714       $   422
    Omnicom Group                                          14,999         1,047
-------------------------------------------------------------------------------
                                                                          1,469
-------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.4%
    Boeing (The) Co.                                       66,848         2,050
    General Dynamics Corp.                                 15,949         1,066
    Goodrich Corp.                                          9,326           170
    Lockheed Martin Corp.                                  36,284         1,684
    Northrop Grumman Corp.                                 14,558         1,280
    Raytheon Co.                                           32,254         1,034
    Rockwell Collins, Inc.                                 14,232           327
    United Technologies Corp.                              37,464         2,557
-------------------------------------------------------------------------------
                                                                         10,168
-------------------------------------------------------------------------------
AGRICULTURE - 1.1%
    Altria Group, Inc.                                    164,556         6,796
    Monsanto Co.                                           20,775           416
    RJ Reynolds Tobacco Holdings, Inc.                      6,713           229
    UST, Inc.                                              13,334           471
-------------------------------------------------------------------------------
                                                                          7,912
-------------------------------------------------------------------------------
AIRLINES - 0.2%
    Delta Air Lines, Inc.                                   9,829           131
    Southwest Airlines Co.                                 61,580           990
-------------------------------------------------------------------------------
                                                                          1,121
-------------------------------------------------------------------------------
APPAREL - 0.3%
    Jones Apparel Group, Inc. *                            10,290           302
    Liz Claiborne, Inc.                                     8,538           289
    NIKE, Inc., Class B                                    21,084         1,180
    Reebok International Ltd. *                             4,751           151
    VF Corp.                                                8,686           331
-------------------------------------------------------------------------------
                                                                          2,253
-------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.5%
    Ford Motor Co.                                        145,975         1,533
    General Motors Corp.                                   44,583         1,575
    Navistar International Corp. *                          5,437           168
    PACCAR, Inc.                                            9,243           612
-------------------------------------------------------------------------------
                                                                          3,888
-------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.2%
    Cooper Tire & Rubber Co.                                5,873            93
    Dana Corp.                                             11,804           105
    Delphi Corp.                                           44,490           393
    Goodyear Tire & Rubber (The) Co. *                     13,962            91
    Johnson Controls, Inc.                                  7,089           590
    Visteon Corp.                                          10,232            63
-------------------------------------------------------------------------------
                                                                          1,335
-------------------------------------------------------------------------------
BANKS - 6.7%
    AmSouth Bancorp                                        28,311           632
    Bank of America Corp.                                 119,516         8,868
    Bank of New York Co. (The), Inc.                       60,994         1,765
    Bank One Corp.                                         92,634         3,461
    BB&T Corp.                                             37,450         1,280
    Charter One Financial, Inc.                            17,934           546
    Comerica, Inc.                                         13,909           644
    Fifth Third Bancorp                                    45,959         2,643
    First Tennessee National Corp.                          9,972           466
    FleetBoston Financial Corp.                            83,469         2,468
    Huntington Bancshares, Inc.                            18,752           385
    KeyCorp                                                33,757           891
    Marshall & Ilsley Corp.                                17,404           522
    Mellon Financial Corp.                                 34,318           932
    National City Corp.                                    48,670         1,646
    North Fork Bancorporation, Inc.                        12,835           425
    PNC Financial Services Group, Inc.                     22,618         1,114
    Regions Financial Corp.                                17,595           617
    SouthTrust Corp.                                       27,489           790
    State Street Corp.                                     26,421         1,012
    SunTrust Banks, Inc.                                   22,506         1,335
    Synovus Financial Corp.                                24,221           553
    U.S. Bancorp                                          152,376         3,611
    Union Planters Corp.                                   15,795           508
    Wachovia Corp.                                        108,205         4,348
    Wells Fargo & Co.                                     134,563         6,499
    Zions Bancorporation                                    7,240           369
-------------------------------------------------------------------------------
                                                                         48,330
-------------------------------------------------------------------------------
BEVERAGES - 2.8%
    Anheuser-Busch Cos., Inc.                              68,058         3,582
    Brown-Forman Corp., Class B                             4,775           376
    Coca-Cola (The) Co.                                   197,163         8,985
    Coca-Cola Enterprises, Inc.                            35,713           670
    Coors (Adolph) Co., Class B                             2,896           159
    Pepsi Bottling Group, Inc.                             22,271           454
    PepsiCo, Inc.                                         137,414         6,074
-------------------------------------------------------------------------------
                                                                         20,300
-------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 73 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
  SCHEDULE OF INVESTMENTS
  EQUITY INDEX PORTFOLIO (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
COMMON STOCKS - 98.4% - CONTINUED
BIOTECHNOLOGY - 1.2%
   Amgen, Inc. *                                          102,393        $ 6,626
   Biogen, Inc. *                                          11,825            502
   Chiron Corp. *                                          14,876            656
   Genzyme Corp. (General Division) *                      17,107            812
   Millipore Corp. *                                        3,878            158
--------------------------------------------------------------------------------
                                                                           8,754
--------------------------------------------------------------------------------
BUILDING MATERIALS - 0.2%
   American Standard Cos., Inc. *                           5,784            428
   Masco Corp.                                             39,138            963
   Vulcan Materials Co.                                     8,047            295
--------------------------------------------------------------------------------
                                                                           1,686
--------------------------------------------------------------------------------
CHEMICALS - 1.5%
   Air Products & Chemicals, Inc.                          18,114            790
   Ashland, Inc.                                            5,387            175
   Dow Chemical (The) Co.                                  72,427          2,303
   du Pont (E.I.) de Nemours & Co.                         79,077          3,332
   Eastman Chemical Co.                                     6,190            202
   Ecolab, Inc.                                            10,304            554
   Engelhard Corp.                                         10,214            257
   Great Lakes Chemical Corp.                               4,032             93
   Hercules, Inc. *                                         8,687             86
   International Flavors & Fragrances, Inc.                 7,484            235
   PPG Industries, Inc.                                    13,434            653
   Praxair, Inc.                                           12,866            772
   Rohm & Haas Co.                                         17,568            570
   Sherwin-Williams (The) Co.                              11,895            326
   Sigma-Aldrich Corp.                                      5,693            298
--------------------------------------------------------------------------------
                                                                          10,646
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.0%
   Apollo Group, Inc., Class A *                           13,851            809
   Cendant Corp. *                                         81,988          1,377
   Concord EFS, Inc. *                                     40,473            612
   Convergys Corp. *                                       13,846            248
   Deluxe Corp.                                             4,597            216
   Donnelley (R.R.) & Sons Co.                              9,011            225
   Equifax, Inc.                                           11,355            287
   H&R Block, Inc.                                         14,219            582
   McKesson Corp.                                          23,148            702
   Moody's Corp.                                           11,981            625
   Paychex, Inc.                                           29,966            915
   Quintiles Transnational Corp. *                          9,421            133
   Robert Half International, Inc. *                       13,747            233
--------------------------------------------------------------------------------
                                                                           6,964
--------------------------------------------------------------------------------
COMPUTERS - 4.3%
   Apple Computer, Inc. *                                  28,656            515
   Computer Sciences Corp. *                               14,910            592
   Dell Computer Corp. *                                  205,143          6,419
   Electronic Data Systems Corp.                           37,861            763
   EMC Corp. of Massachusetts *                           175,002          1,894
   Gateway, Inc. *                                         25,774             86
   Hewlett-Packard Co.                                    242,783          4,734
   International Business Machines Corp.                  134,422         11,834
   Lexmark International, Inc. *                           10,057            748
   NCR Corp. *                                              7,746            194
   Network Appliance, Inc. *                               27,025            460
   Sun Microsystems, Inc. *                               254,176          1,101
   Sungard Data Systems, Inc. *                            22,550            519
   Unisys Corp. *                                          25,963            293
   Veritas Software Corp. *                                32,740            909
--------------------------------------------------------------------------------
                                                                          31,061
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.5%
   Alberto-Culver Co., Class B                              4,671            239
   Avon Products, Inc.                                     18,745          1,142
   Colgate-Palmolive Co.                                   42,774          2,550
   Gillette (The) Co.                                      83,048          2,791
   Kimberly-Clark Corp.                                    40,960          2,127
   Procter & Gamble Co.                                   102,796          9,439
--------------------------------------------------------------------------------
                                                                          18,288
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.1%
   Genuine Parts Co.                                       13,893            457
   Grainger (W.W.), Inc.                                    7,229            337
--------------------------------------------------------------------------------
                                                                             794
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 7.8%
   American Express Co.                                   104,514          4,354
   Bear Stearns Cos. (The),  Inc.                           7,940            614
   Capital One Financial Corp.                             17,651            850
   Charles Schwab (The) Corp.                             106,897          1,037
   Citigroup, Inc.                                        408,904         16,773
   Countrywide Financial Corp.                             10,071            742
   Fannie Mae                                              79,145          5,857
   Federated Investors, Inc., Class B                       8,762            244
   Franklin Resources, Inc.                                20,471            765
   Freddie Mac                                             55,350          3,310

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 74 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                     NUMBER          VALUE
                                                    OF SHARES        (000S)

COMMON STOCKS - 98.4% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 7.8% - (CONTINUED)
   Goldman Sachs Group, Inc.                         37,586         $3,063
   Janus Capital Group, Inc.                         17,707            275
   Lehman Brothers Holdings, Inc.                    19,280          1,381
   MBNA Corp.                                       101,655          2,038
   Merrill Lynch & Co., Inc.                         73,703          3,191
   Morgan (J.P.) Chase & Co.                        158,850          5,220
   Morgan Stanley                                    86,180          3,943
   Price (T. Rowe) Group, Inc.                        9,736            358
   Providian Financial Corp.*                        22,961            208
   SLM Corp.                                         12,228          1,467
---------------------------------------------------------------------------
                                                                    55,690
---------------------------------------------------------------------------
ELECTRIC - 2.6%
   AES (The) Corp.*                                  43,238            343
   Allegheny Energy, Inc.*                            9,985             87
   Ameren Corp.                                      12,673            577
   American Electric Power Co., Inc.                 30,957            899
   Calpine Corp.*                                    30,059            156
   Centerpoint Energy, Inc.                          24,197            231
   Cinergy Corp.                                     13,371            507
   CMS Energy Corp.*                                 11,433             91
   Consolidated Edison, Inc.                         16,971            730
   Constellation Energy Group, Inc.                  13,121            435
   Dominion Resources, Inc. of Virginia              24,399          1,537
   DTE Energy Co.                                    13,279            575
   Duke Energy Corp.                                 70,961          1,375
   Edison International*                             25,884            421
   Entergy Corp.                                     17,706            915
   Exelon Corp.                                      25,707          1,473
   FirstEnergy Corp.                                 23,713            873
   FPL Group, Inc.                                   14,506            964
   Mirant Corp.*                                     32,135            111
   NiSource, Inc.                                    19,835            389
   PG&E Corp.*                                       32,396            551
   Pinnacle West Capital Corp.                        7,191            272
   PPL Corp.                                         13,110            530
   Progress Energy, Inc.                             18,900            889
   Public Service Enterprise Group, Inc.             17,689            756
   Southern (The) Co.                                56,749          1,787
   TECO Energy, Inc.                                 14,016            181
   TXU Corp.                                         25,649            519
   Xcel Energy, Inc.                                 31,743            489
---------------------------------------------------------------------------
                                                                    18,663
---------------------------------------------------------------------------
COMMON STOCKS - 98.4% - CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
   American Power Conversion Corp.*                  15,610            242
   Emerson Electric Co.                              33,497          1,752
   Molex, Inc.                                       15,222            416
   Power-One, Inc.*                                   6,356             44
---------------------------------------------------------------------------
                                                                     2,454
---------------------------------------------------------------------------
ELECTRONICS - 0.5%
   Agilent Technologies, Inc.*                       37,170            674
   Applera Corp. (Applied Biosystems Group)          16,696            325
   Jabil Circuit, Inc.*                              15,750            331
   Parker-Hannifin Corp.                              9,347            378
   PerkinElmer, Inc.                                 10,050            129
   Sanmina-SCI Corp.*                                40,523            232
   Solectron Corp.*                                  65,709            263
   Symbol Technologies, Inc.                         18,347            246
   Tektronix, Inc.*                                   6,899            145
   Thermo Electron Corp.*                            13,011            274
   Thomas & Betts Corp.*                              4,673             72
   Waters Corp.*                                     10,278            291
---------------------------------------------------------------------------
                                                                     3,360
---------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.0%
   Fluor Corp.                                        6,341            225
   McDermott International, Inc.*                     5,077             31
---------------------------------------------------------------------------
                                                                       256
---------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
   International Game Technology                      6,732            593
---------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.2%
   Allied Waste Industries, Inc.*                    16,604            164
   Waste Management, Inc.                            47,292          1,205
---------------------------------------------------------------------------
                                                                     1,369
---------------------------------------------------------------------------
FOOD - 1.9%
   Albertson's, Inc.                                 30,121            629
   Archer-Daniels-Midland Co.                        51,405            615
   Campbell Soup Co.                                 32,662            815
   ConAgra Foods, Inc.                               42,737          1,037
   General Mills, Inc.                               29,291          1,370
   Heinz (H.J.) Co.                                  27,919            923
   Hershey Foods Corp.                               10,861            772
   Kellogg Co.                                       32,468          1,143
   Kroger Co.*                                       60,708            975
   McCormick & Co., Inc.                             11,100            299
   Safeway, Inc.*                                    35,092            661
   Sara Lee Corp.                                    62,281          1,135

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 75 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   EQUITY INDEX PORTFOLIO (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
COMMON STOCKS - 98.4% - CONTINUED
FOOD - 1.9% - (CONTINUED)
   SUPERVALU, Inc.                                         10,626      $   211
   Sysco Corp.                                             51,980        1,608
   Winn-Dixie Stores, Inc.                                 11,179          158
   Wrigley (Wm.) Jr. Co.                                   17,947        1,014
--------------------------------------------------------------------------------
                                                                        13,365
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.5%
   Boise Cascade Corp.                                      4,674          115
   Georgia-Pacific Corp.                                   19,883          344
   International Paper Co.                                 38,114        1,398
   Louisiana-Pacific Corp. *                                8,288           80
   MeadWestvaco Corp.                                      15,917          398
   Plum Creek Timber Co., Inc.                             14,739          389
   Temple-Inland, Inc.                                      4,274          199
   Weyerhaeuser Co.                                        17,369          875
--------------------------------------------------------------------------------
                                                                         3,798
--------------------------------------------------------------------------------
GAS - 0.2%
   KeySpan Corp.                                           12,458          439
   NICOR, Inc.                                              3,452          123
   Peoples Energy Corp.                                     2,815          120
   Sempra Energy                                           16,346          445
--------------------------------------------------------------------------------
                                                                         1,127
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.1%
   Black & Decker Corp.                                     6,250          271
   Snap-On, Inc.                                            4,673          142
   Stanley Works (The)                                      7,018          196
--------------------------------------------------------------------------------
                                                                           609
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 3.6%
   Bard (C.R.), Inc.                                        4,090          287
   Bausch & Lomb, Inc.                                      4,253          161
   Baxter International, Inc.                              47,185        1,196
   Becton, Dickinson & Co.                                 20,247          810
   Biomet, Inc.                                            20,587          566
   Boston Scientific Corp. *                               32,489        1,693
   Guidant Corp. *                                         24,423        1,032
   Johnson & Johnson                                      236,258       12,841
   Medtronic, Inc.                                         97,045        4,729
   St. Jude Medical, Inc. *                                14,100          791
   Stryker Corp.                                           15,718        1,058
   Zimmer Holdings, Inc. *                                 15,535          697
--------------------------------------------------------------------------------
                                                                        25,861
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.1%
   Aetna, Inc.                                             11,961          687
   Anthem, Inc. *                                          11,225          823
   HCA, Inc.                                               40,871        1,349
   Health Management Associates, Inc., Class A             19,028          355
   Humana, Inc. *                                          12,940          168
   Manor Care, Inc. *                                       7,689          182
   Quest Diagnostics, Inc. *                                8,368          530
   Tenet Healthcare Corp. *                                37,703          629
   UnitedHealth Group, Inc.                                24,213        2,323
   WellPoint Health Networks, Inc. *                       11,876        1,014
--------------------------------------------------------------------------------
                                                                         8,060
--------------------------------------------------------------------------------
HOME BUILDERS - 0.1%
   Centex Corp.                                             4,917          382
   KB HOME                                                  3,764          235
   Pulte Homes, Inc.                                        4,908          322
--------------------------------------------------------------------------------
                                                                           939
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.1%
   Leggett & Platt, Inc.                                   15,516          343
   Maytag Corp.                                             6,191          151
   Whirlpool Corp.                                          5,392          307
--------------------------------------------------------------------------------
                                                                           801
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.3%
   American Greetings Corp., Class A *                      5,226           93
   Avery Dennison Corp.                                     8,688          482
   Clorox Co.                                              17,515          782
   Fortune Brands, Inc.                                    11,905          624
   Tupperware Corp.                                         4,671           74
--------------------------------------------------------------------------------
                                                                         2,055
--------------------------------------------------------------------------------
HOUSEWARES - 0.1%
   Newell Rubbermaid, Inc.                                 21,228          605
--------------------------------------------------------------------------------
INSURANCE - 4.9%
   ACE Ltd.                                                20,867          762
   AFLAC, Inc.                                             41,029        1,350
   Allstate (The) Corp.                                    55,925        2,013
   AMBAC Financial Group, Inc.                              8,453          564
   American International Group, Inc.                     207,482       12,009
   AON Corp.                                               24,609          631
   Chubb Corp.                                             13,593          870
   CIGNA Corp.                                             11,107          623
   Cincinnati Financial Corp.                              12,867          478
   Hartford Financial Services Group, Inc.                 22,198        1,035
   Jefferson-Pilot Corp.                                   11,399          481

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 76 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.4% - CONTINUED
INSURANCE - 4.9% - (CONTINUED)
   John Hancock Financial Services, Inc.                  22,920       $   693
   Lincoln National Corp.                                 14,034           488
   Loews Corp.                                            14,796           712
   Marsh & McLennan Cos., Inc.                            42,710         2,141
   MBIA, Inc.                                             11,539           577
   Metlife, Inc.                                          60,494         1,692
   MGIC Investment Corp.                                   8,027           434
   Principal Financial Group                              25,461           809
   Progressive (The) Corp.                                17,282         1,244
   Prudential Financial, Inc.                             44,999         1,508
   SAFECO Corp.                                           10,976           397
   St. Paul Cos. (The), Inc.                              18,042           660
   Torchmark Corp.                                         9,394           363
   Travelers Property Casualty Corp., Class B *           80,035         1,294
   UnumProvident Corp.                                    22,848           295
   XL Capital Ltd., Class A                               10,784           939
--------------------------------------------------------------------------------
                                                                        35,062
--------------------------------------------------------------------------------
INTERNET - 0.6%
   eBay, Inc. *                                           24,563         2,498
   Monster Worldwide, Inc. *                               8,837           176
   Symantec Corp. *                                       11,700           529
   Yahoo!, Inc. *                                         46,965         1,402
--------------------------------------------------------------------------------
                                                                         4,605
--------------------------------------------------------------------------------
IRON/STEEL - 0.1%
   Allegheny Technologies, Inc.                            6,453            42
   Nucor Corp.                                             6,186           295
   United States Steel Corp.                               8,125           128
--------------------------------------------------------------------------------
                                                                           465
--------------------------------------------------------------------------------
LEISURE TIME - 0.4%
   Brunswick Corp.                                         7,135           157
   Carnival Corp.                                         49,962         1,529
   Harley-Davidson, Inc.                                  24,078         1,015
   Sabre Holdings Corp.                                   11,383           281
--------------------------------------------------------------------------------
                                                                         2,982
--------------------------------------------------------------------------------
LODGING - 0.3%
   Harrah's Entertainment, Inc. *                          8,930           358
   Hilton Hotels Corp.                                    29,938           415
   Marriott International, Inc., Class A                  18,600           727
   Starwood Hotels & Resorts Worldwide, Inc.              15,861           460
--------------------------------------------------------------------------------
                                                                         1,960
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.2%
   Caterpillar, Inc.                                      27,336         1,426
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.2%
   Cummins, Inc.                                           3,296           113
   Deere & Co.                                            18,995           829
   Dover Corp.                                            16,090           488
   Rockwell Automation, Inc.                              14,719           348
--------------------------------------------------------------------------------
                                                                         1,778
--------------------------------------------------------------------------------
MEDIA - 4.0%
   AOL Time Warner, Inc. *                               355,526         5,411
   Clear Channel Communications, Inc. *                   48,728         1,983
   Comcast Corp., Class A *                              183,562         5,527
   Disney (The Walt) Co.                                 162,430         3,192
   Dow Jones & Co., Inc.                                   6,501           296
   Gannett Co., Inc.                                      21,246         1,678
   Knight-Ridder, Inc.                                     6,504           458
   McGraw-Hill Cos. (The), Inc.                           15,464           978
   Meredith Corp.                                          3,936           173
   New York Times Co., Class A                            11,989           574
   Tribune Co.                                            24,231         1,209
   Univision Communications, Inc., Class A *              18,241           545
   Viacom, Inc., Class B *                               140,046         6,375
--------------------------------------------------------------------------------
                                                                        28,399
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.0%
   Worthington Industries, Inc.                            6,801           102
--------------------------------------------------------------------------------
MINING - 0.4%
   Alcoa, Inc.                                            67,249         1,655
   Freeport-McMoRan Copper & Gold, Inc., Class B *        11,495           253
   Newmont Mining Corp.                                   31,933           947
   Phelps Dodge Corp. *                                    7,025           256
--------------------------------------------------------------------------------
                                                                         3,111
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 5.1%
   3M Co.                                                 31,085         3,931
   Cooper Industries Ltd., Class A                         7,415           296
   Crane Co.                                               4,748            99
   Danaher Corp.                                          12,152           813
   Eastman Kodak Co.                                      23,237           712
   Eaton Corp.                                             5,630           472
   General Electric Co.                                  791,523        22,717
   Honeywell International, Inc.                          68,039         1,783
   Illinois Tool Works, Inc.                              24,487         1,519
   Ingersoll-Rand Co., Class A                            13,475           590
   ITT Industries, Inc.                                    7,324           459

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 77 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   EQUITY INDEX PORTFOLIO (continued)

                                                         NUMBER         VALUE
                                                        OF SHARES       (000S)
COMMON STOCKS - 98.4% - CONTINUED
MISCELLANEOUS MANUFACTURING - 5.1% - (CONTINUED)
   Pall Corp.                                              9,791      $    213
   Textron, Inc.                                          10,829           377
   Tyco International Ltd.                               158,734         2,810
--------------------------------------------------------------------------------
                                                                        36,791
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   Pitney Bowes, Inc.                                     18,835           723
   Xerox Corp. *                                          58,458           639
--------------------------------------------------------------------------------
                                                                         1,362
--------------------------------------------------------------------------------
OIL & GAS - 5.2%
   Amerada Hess Corp.                                      7,071           347
   Anadarko Petroleum Corp.                               19,749           973
   Apache Corp.                                           12,705           838
   Burlington Resources, Inc.                             15,990           852
   ChevronTexaco Corp.                                    84,969         6,028
   ConocoPhillips                                         53,831         2,905
   Devon Energy Corp.                                     18,275           950
   EOG Resources, Inc.                                     9,169           395
   Exxon Mobil Corp.                                     535,238        19,483
   Kerr-McGee Corp.                                        7,980           380
   Marathon Oil Corp.                                     24,794           638
   Nabors Industries Ltd. *                               11,553           521
   Noble Corp. *                                          10,637           379
   Occidental Petroleum Corp.                             30,034         1,013
   Rowan Cos., Inc. *                                      7,403           177
   Sunoco, Inc.                                            6,034           222
   Transocean, Inc. *                                     25,402           594
   Unocal Corp.                                           20,485           616
--------------------------------------------------------------------------------
                                                                        37,311
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.6%
   Baker Hughes, Inc.                                     26,803           886
   BJ Services Co. *                                      12,595           513
   Halliburton Co.                                        34,693           828
   Schlumberger Ltd.                                      46,343         2,253
--------------------------------------------------------------------------------
                                                                         4,480
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.1%
   Ball Corp.                                              4,514           223
   Bemis Co.                                               4,176           191
   Pactiv Corp. *                                         12,632           247
   Sealed Air Corp. *                                      6,694           294
--------------------------------------------------------------------------------
                                                                           955
--------------------------------------------------------------------------------
PHARMACEUTICALS - 8.0%
   Abbott Laboratories                                   124,386         5,541
   Allergan, Inc.                                         10,323           744
   AmerisourceBergen Corp.                                 8,788           551
   Bristol-Myers Squibb Co.                              154,095         3,945
   Cardinal Health, Inc.                                  36,001         2,078
   Forest Laboratories, Inc. *                            28,869         1,458
   King Pharmaceuticals, Inc. *                           19,155           274
   Lilly (Eli) & Co.                                      89,373         5,342
   Medimmune, Inc. *                                      20,038           710
   Merck & Co., Inc.                                     178,590         9,926
   Pfizer, Inc.                                          634,119        19,670
   Schering-Plough Corp.                                 116,702         2,153
   Watson Pharmaceuticals, Inc. *                          8,502           315
   Wyeth                                                 105,464         4,625
--------------------------------------------------------------------------------
                                                                        57,332
--------------------------------------------------------------------------------
PIPELINES - 0.2%
   Dynegy, Inc., Class A                                  29,506           147
   El Paso Corp.                                          47,679           415
   Kinder Morgan, Inc.                                     9,650           492
   Williams Cos. (The), Inc.                              41,068           325
--------------------------------------------------------------------------------
                                                                         1,379
--------------------------------------------------------------------------------
REITS - 0.3%
   Apartment Investment & Management Co., Class A          7,500           264
   Equity Office Properties Trust                         32,721           881
   Equity Residential                                     21,547           571
   Simon Property Group, Inc.                             14,686           552
--------------------------------------------------------------------------------
                                                                         2,268
--------------------------------------------------------------------------------
RETAIL - 7.1%
   Autonation, Inc. *                                     23,100           322
   Autozone, Inc. *                                        7,769           650
   Bed Bath & Beyond, Inc. *                              23,387           979
   Best Buy Co., Inc. *                                   25,590           990
   Big Lots, Inc. *                                        9,257           126
   Circuit City Stores, Inc.                              16,769           121
   Costco Wholesale Corp. *                               36,291         1,345
   CVS Corp.                                              31,215           815
   Darden Restaurants, Inc.                               13,554           268
   Dillard's, Inc., Class A                                6,784            91
   Dollar General Corp.                                   26,526           496
   Family Dollar Stores, Inc.                             13,662           498
   Federated Department Stores, Inc.                      15,122           491
   Gap (The), Inc.                                        70,285         1,195

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 78 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                        NUMBER            VALUE
                                                      OF SHARES           (000S)
   COMMON STOCKS - 98.4% - CONTINUED
   RETAIL - 7.1% - (CONTINUED)
      Home Depot (The), Inc.                           184,963            $6,009
      Kohl's Corp. *                                    26,846             1,405
      Limited Brands                                    41,563               634
      Lowe's Cos., Inc.                                 62,107             2,625
      May Department Stores (The) Co.                   22,959               498
      McDonald's Corp.                                 100,975             1,891
      Nordstrom, Inc.                                   10,790               201
      Office Depot, Inc. *                              24,559               329
      Penney (J.C.) Co., Inc. (Holding Co.)             21,350               370
      RadioShack Corp.                                  13,358               322
      Sears, Roebuck & Co.                              25,209               756
      Staples, Inc. *                                   37,615               729
      Starbucks Corp. *                                 30,813               759
      Target Corp.                                      72,330             2,649
      Tiffany & Co.                                     11,501               377
      TJX Cos., Inc.                                    41,780               760
      Toys "R" Us, Inc. *                               16,897               197
      Wal-Mart Stores, Inc.                            351,135            18,473
      Walgreen Co.                                      81,480             2,509
      Wendy's International, Inc.                        9,155               276
      Yum! Brands, Inc. *                               23,530               658
   -----------------------------------------------------------------------------
                                                                          50,814
   -----------------------------------------------------------------------------
   SAVINGS & LOANS - 0.6%
      Golden West Financial Corp.                       12,231               952
      Washington Mutual, Inc.                           75,315             3,071
   -----------------------------------------------------------------------------
                                                                           4,023
   -----------------------------------------------------------------------------
   SEMICONDUCTORS - 3.4%
      Advanced Micro Devices, Inc. *                    27,294               199
      Altera Corp. *                                    30,407               586
      Analog Devices, Inc. *                            28,937             1,115
      Applied Materials, Inc. *                        131,297             2,043
      Applied Micro Circuits Corp. *                    24,142               121
      Broadcom Corp., Class A *                         21,933               537
      Intel Corp.                                      526,979            10,982
      KLA-Tencor Corp. *                                15,111               699
      Linear Technology Corp.                           24,862               904
      LSI Logic Corp. *                                 29,541               189
      Maxim Integrated Products, Inc.                   25,667             1,006
      Micron Technology, Inc. *                         48,330               547
      National Semiconductor Corp. *                    14,452               361
      Novellus Systems, Inc. *                          11,871               411
      NVIDIA Corp. *                                    12,515               327
      PMC - Sierra, Inc. *                              13,318              $145
      QLogic Corp. *                                     7,439               373
      Teradyne, Inc. *                                  14,558               250
      Texas Instruments, Inc.                          137,695             2,823
      Xilinx, Inc. *                                    26,836               802
   -----------------------------------------------------------------------------
                                                                          24,420
   -----------------------------------------------------------------------------
   SOFTWARE - 5.1%
      Adobe Systems, Inc.                               18,357               648
      Autodesk, Inc.                                     9,038               135
      Automatic Data Processing, Inc.                   47,659             1,663
      BMC Software, Inc. *                              18,549               315
      Citrix Systems, Inc. *                            13,569               296
      Computer Associates International, Inc.           45,758               992
      Compuware Corp. *                                 30,072               182
      Electronic Arts, Inc. *                           11,425               783
      First Data Corp.                                  59,793             2,477
      Fiserv, Inc. *                                    15,174               502
      IMS Health, Inc.                                  19,397               346
      Intuit, Inc. *                                    16,349               753
      Mercury Interactive Corp. *                        6,698               263
      Microsoft Corp.                                  851,232            20,949
      Novell, Inc. *                                    29,291                98
      Oracle Corp. *                                   419,159             5,453
      Parametric Technology Corp. *                     20,930                68
      Peoplesoft, Inc. *                                24,945               408
      Siebel Systems, Inc. *                            38,513               362
   -----------------------------------------------------------------------------
                                                                          36,693
   -----------------------------------------------------------------------------
   TELECOMMUNICATIONS - 6.0%
      ADC Telecommunications, Inc. *                    63,777               172
      Alltel Corp.                                      24,741             1,185
      Andrew Corp. *                                     7,836                78
      AT&T Corp.                                        61,268             1,194
      AT&T Wireless Services, Inc. *                   215,526             1,675
      Avaya, Inc. *                                     29,618               196
      BellSouth Corp.                                  148,056             3,925
      CenturyTel, Inc.                                  11,378               383
      CIENA Corp. *                                     34,456               198
      Cisco Systems, Inc. *                            565,736             9,210
      Citizens Communications Co. *                     22,434               276
      Comverse Technology, Inc. *                       14,967               228
      Corning, Inc. *                                   95,376               697
      JDS Uniphase Corp. *                             112,600               436

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 79 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
SCHEDULE OF INVESTMENTS                                 MAY 31, 2003 (UNAUDITED)
EQUITY INDEX PORTFOLIO (continued)


                                                        NUMBER           VALUE
                                                      OF SHARES          (000S)
   COMMON STOCKS - 98.4% - CONTINUED
   TELECOMMUNICATIONS - 6.0% - (CONTINUED)
      Lucent Technologies, Inc. *                      311,144          $    688
      Motorola, Inc.                                   182,993             1,559
      Nextel Communications, Inc., Class A *            81,696             1,225
      QUALCOMM, Inc.                                    62,741             2,107
      Qwest Communications International, Inc. *       134,812               605
      SBC Communications, Inc.                         264,151             6,725
      Scientific-Atlanta, Inc.                          12,111               238
      Sprint Corp. (FON Group)                          71,163               965
      Sprint Corp. (PCS Group) *                        79,486               354
      Tellabs, Inc. *                                   32,762               260
      Verizon Communications, Inc.                     217,641             8,238
   -----------------------------------------------------------------------------
                                                                          42,817
   -----------------------------------------------------------------------------
   TEXTILES - 0.1%
      Cintas Corp.                                      13,523               501
   -----------------------------------------------------------------------------
   TOYS, GAMES & HOBBIES - 0.1%
      Hasbro, Inc.                                      13,771               220
      Mattel, Inc.                                      34,767               748
   -----------------------------------------------------------------------------
                                                                             968
   -----------------------------------------------------------------------------
   TRANSPORTATION - 1.5%
      Burlington Northern Santa Fe Corp.                29,788               879
      CSX Corp.                                         17,088               560
      FedEx Corp.                                       23,708             1,517
      Norfolk Southern Corp.                            30,957               678
      Union Pacific Corp.                               20,210             1,232
      United Parcel Service, Inc., Class B              89,407             5,582
   -----------------------------------------------------------------------------
                                                                          10,448
   -----------------------------------------------------------------------------
   TRUCKING & LEASING - 0.0%
      Ryder System, Inc.                                 4,999               133
   -----------------------------------------------------------------------------
   TOTAL COMMON STOCKS
   -----------------------------------------------------------------------------
   (COST $705,201)                                                       707,159

                                                       PRINCIPAL
                                                       AMOUNT            VALUE
                                                       (000S)            (000S)
   SHORT-TERM INVESTMENTS - 1.5%
      Credit Suisse First Boston, Canada,
        Eurodollar Time Deposit,
        1.32%, 6/2/03                                  $ 9,248          $  9,248
      U.S. Treasury Bill, /(1)/
        1.25%, 7/17/03                                   1,650             1,648
   -----------------------------------------------------------------------------
   TOTAL SHORT-TERM INVESTMENTS
   -----------------------------------------------------------------------------
   (COST $10,896)                                                         10,896

   -----------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.9%
   -----------------------------------------------------------------------------
   (COST $716,097)                                                       718,055
      Other Assets less Liabilities - 0.1%                                   717
   -----------------------------------------------------------------------------
   NET ASSETS - 100.0%                                                  $718,772

*   Non-Income Producing Security.

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

At May 31, 2003, the Equity Index Portfolio had open futures contracts as follows:

                          NOTIONAL                                    UNREALIZED
            NUMBER OF      AMOUNT       CONTRACT       CONTRACT          GAIN
 TYPE       CONTRACTS      (000S)       POSITION         EXP.           (000S)

S&P 500        48         $11,560         Long           6/03           $1,551
================================================================================

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 80 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                 MAY 31, 2003 (UNAUDITED)

BALANCED PORTFOLIO

                                                   NUMBER         VALUE
                                                 OF SHARES        (000S)

COMMON STOCKS - 58.5%
AEROSPACE/DEFENSE - 1.4%
 Lockheed Martin Corp.                             11,300       $   525
 United Technologies Corp.                         12,400           846
--------------------------------------------------------------------------
                                                                  1,371
--------------------------------------------------------------------------
APPAREL - 0.7%
 Coach, Inc. *                                     13,275           652
--------------------------------------------------------------------------
BANKS - 1.8%
 U.S. Bancorp                                      24,950           592
 Wells Fargo & Co.                                 24,250         1,171
--------------------------------------------------------------------------
                                                                  1,763
--------------------------------------------------------------------------
BEVERAGES - 0.6%
 PepsiCo, Inc.                                     13,675           604
--------------------------------------------------------------------------
BIOTECHNOLOGY - 0.5%
 Amgen, Inc. *                                      8,100           524
--------------------------------------------------------------------------
CHEMICALS - 0.6%
 Praxair, Inc.                                      9,050           543
--------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.7%
 Career Education Corp. *                          11,700           718
--------------------------------------------------------------------------
COMPUTERS - 2.9%
 Affiliated Computer Services, Inc., Class A *     15,275           708
 Dell Computer Corp. *                             35,075         1,098
 International Business Machines Corp.             11,100           977
--------------------------------------------------------------------------
                                                                  2,783
--------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.3%
 Avon Products, Inc.                               22,825         1,391
 Procter & Gamble Co.                               8,850           813
--------------------------------------------------------------------------
                                                                  2,204
--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 6.3%
 American Express Co.                              20,300           846
 Citigroup, Inc.                                   42,450         1,741
 Freddie Mac                                       12,150           727
 Goldman Sachs Group, Inc.                          7,250           591
 Lehman Brothers Holdings, Inc.                    12,950           928
 MBNA Corp.                                        31,700           635
 Merrill Lynch & Co., Inc.                         14,675           635
--------------------------------------------------------------------------
                                                                  6,103
--------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.4%
 Jacobs Engineering Group, Inc. *                   9,975           389
--------------------------------------------------------------------------
ENTERTAINMENT - 0.6%
 International Game Technology *                    7,150           629
--------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.5%
 International Paper Co.                           12,375           454
--------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 1.7%
 Boston Scientific Corp. *                         11,357           592
 Johnson & Johnson                                 20,300         1,103
--------------------------------------------------------------------------
                                                                  1,695
--------------------------------------------------------------------------
HEALTHCARE-SERVICES - 2.1%
 AmerisourceBergen Corp.                           13,600           853
 Cardinal Health, Inc.                              9,875           570
 Health Management Associates, Inc., Class A        5,600           104
 Henry Schein, Inc. *                              11,375           559
--------------------------------------------------------------------------
                                                                  2,086
--------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.7%
 Fortune Brands, Inc.                              13,750           720
--------------------------------------------------------------------------
INSURANCE - 4.1%
 American International Group, Inc.                31,075         1,799
 Everest Re Group Ltd.                              9,050           661
 Marsh & McLennan Cos., Inc.                       14,375           720
 MBIA, Inc.                                        16,550           828
--------------------------------------------------------------------------
                                                                  4,008
--------------------------------------------------------------------------
INTERNET - 0.9%
 eBay, Inc. *                                       4,775           486
 Symantec Corp. *                                   7,850           355
--------------------------------------------------------------------------
                                                                    841
--------------------------------------------------------------------------
LEISURE TIME - 0.6%
 Harley-Davidson, Inc.                             12,825           541
--------------------------------------------------------------------------
MEDIA - 1.6%
 Gannett Co., Inc.                                  3,000           237
 Viacom, Inc., Class B *                           20,150           917
 Westwood One, Inc. *                              10,325           350
--------------------------------------------------------------------------
                                                                  1,504
--------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.9%
 3M Co.                                             3,811           482
 Danaher Corp.                                     16,800         1,124
 General Electric Co.                              40,750         1,170
--------------------------------------------------------------------------
                                                                  2,776
--------------------------------------------------------------------------
OIL & GAS - 1.6%
 Apache Corp.                                      11,075           730
 EnCana Corp.                                      12,100           443
 Valero Energy Corp.                               11,000           413
--------------------------------------------------------------------------
                                                                  1,586
--------------------------------------------------------------------------
OIL & GAS PRODUCERS - 1.9%
 Burlington Resources, Inc.                        11,400           607
 EOG Resources, Inc.                                6,425           277

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 81 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

  SCHEDULE OF INVESTMENTS

  BALANCED PORTFOLIO (continued)

                                                   NUMBER        VALUE
                                                 OF SHARES       (000S)
COMMON STOCKS - 58.5% - CONTINUED
OIL & GAS PRODUCERS - 1.9% - (CONTINUED)
 Exxon Mobil Corp.                                 26,475       $   964
---------------------------------------------------------------------------
                                                                  1,848
---------------------------------------------------------------------------
OIL & GAS SERVICES - 1.0%
 BJ Services Co. *                                 11,925           486
 Transocean, Inc. *                                19,700           460
---------------------------------------------------------------------------
                                                                    946
---------------------------------------------------------------------------
PHARMACEUTICALS - 5.9%
 Allergan, Inc.                                     6,308           455
 Biovail Corp. *                                   16,475           768
 Forest Laboratories, Inc. *                       11,100           560
 Merck & Co., Inc.                                 18,725         1,041
 Pfizer, Inc.                                      57,600         1,787
 Teva Pharmaceutical Industries Ltd. ADR           10,725           544
 Wyeth                                             13,500           592
---------------------------------------------------------------------------
                                                                  5,747
---------------------------------------------------------------------------
RETAIL - 5.3%
 Autozone, Inc. *                                   3,825           320
 Best Buy Co., Inc. *                              18,200           704
 Home Depot (The), Inc.                            18,450           599
 Lowe's Cos., Inc.                                 15,600           659
 McDonald's Corp.                                  16,150           303
 Wal-Mart Stores, Inc.                             32,075         1,688
 Walgreen Co.                                      28,625           881
---------------------------------------------------------------------------
                                                                  5,154
---------------------------------------------------------------------------
SEMICONDUCTORS - 2.7%
 Intel Corp.                                       71,150         1,483
 Linear Technology Corp.                           17,450           634
 National Semiconductor Corp. *                    19,000           474
---------------------------------------------------------------------------
                                                                  2,591
---------------------------------------------------------------------------
SOFTWARE - 3.0%
 Intuit, Inc. *                                    10,400           479
 Microsoft Corp.                                   76,425         1,881
 SAP A.G. ADR                                      20,975           598
---------------------------------------------------------------------------
                                                                  2,958
---------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.4%
 Cisco Systems, Inc. *                             59,100           962
 QUALCOMM, Inc.                                    15,775           530
 Verizon Communications, Inc.                      20,850           789
---------------------------------------------------------------------------
                                                                  2,281
---------------------------------------------------------------------------
COMMON STOCKS - 58.5% - CONTINUED
TRANSPORTATION - 0.8%
 Expeditors International Washington, Inc.         21,000       $   734
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
---------------------------------------------------------------------------
(COST $53,574)                                                   56,753


PREFERRED STOCK - 0.6%
AGENCY - 0.6%
 Home Ownership Funding Corp., /(1)/                1,000           610
---------------------------------------------------------------------------
TOTAL PREFERRED STOCK
---------------------------------------------------------------------------
(COST $1,000)                                                       610

                                                  PRINCIPAL
                                                    AMOUNT       VALUE
                                                    (000S)       (000S)
ASSET-BACKED SECURITIES - 3.1%
AUTOMOBILE - 1.5%
 BMW Vehicle Owner Trust, Series 2003-A, Class
  A3,
  1.94%, 2/25/07                                  $   155           156
 Capital Auto Receivables Asset Trust, Series
  2002-3, Class A2A,
  3.05%, 9/15/05                                        5             5
 Daimler Chrysler Auto Trust, Series 2002-B,
  Class A3,
  2.93%, 6/6/06                                       225           229
 Ford Credit Auto Owner Trust, Series 2003-A,
  Class A4A,
  2.70%, 6/15/07                                      155           159
 Harley-Davidson Motorcycle Trust, Series 2003-1,
  Class A2,
  2.63%, 11/15/10                                     115           117
 Honda Auto Receivables Owner Trust, Series
  2003-1, Class A4,
  2.48%, 7/18/08                                      205           209
 Isuzu Auto Owner Trust, Series 2001-1, Class A4,
  5.31%, 1/22/07                                      165           172
 Toyota Auto Receivables Owner Trust, Series
  2002-B, Class A2,
  2.79%, 12/15/04                                      59            59
 Toyota Auto Receivables Owner Trust, Series
  2003-A, Class A3B,
  1.69%, 3/15/07                                      120           120
 Whole Auto Loan Trust, Series 2002-1, Class A3,
  2.60%, 8/15/06                                      245           250
---------------------------------------------------------------------------
                                                                  1,476
---------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 82 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                      PRINCIPAL
                                                       AMOUNT             VALUE
                                                       (000S)             (000S)
ASSET-BACKED SECURITIES - 3.1% - CONTINUED
COMMERCIAL MORTGAGE SERVICES - 0.7%
  Chase Manhattan Bank-First Union National Bank,
    Series 1999-1, Class A2,
    7.44%, 8/15/31                                       $175              $ 212
  Commercial Mortgage Asset Trust, Series 1999-C1,
    Class A3,
    6.64%, 1/17/32                                        245                289
  GMAC Commercial Mortgage Securities, Inc.,
    Series 1999-C1, Class A2,
    6.18%, 5/15/33                                         50                 57
  LB Commercial Conduit Mortgage Trust,
    Series 1999-C1, Class A2,
    6.78%, 6/15/31                                         65                 77
--------------------------------------------------------------------------------
                                                                             635
--------------------------------------------------------------------------------
CREDIT CARD - 0.5%
  Citibank Credit Card Issuance Trust, Series
    2001-A8, Class A8,
    4.10%, 12/7/06                                        100                104
  Citibank Credit Card Issuance Trust, Series
    2003-A2, Class A2,
    2.70%, 1/15/08                                        280                286
  MBNA Credit Card Master Note Trust, Series
    2002-A6, Class A6,
    3.90%, 11/15/07                                       115                121
--------------------------------------------------------------------------------
                                                                             511
--------------------------------------------------------------------------------
HOME EQUITY - 0.2%
  Advanta Mortgage Loan Trust, Series 2000-1,
    Class A4,
    8.61%, 3/25/28                                        130                143
  Chase Funding Mortgage Loan Asset-Backed
    Certificates, Series 2002-2, Class 1A1,
    2.81%, 6/25/16                                         93                 93
--------------------------------------------------------------------------------
                                                                             236
--------------------------------------------------------------------------------
RECREATIONAL VEHICLE LOANS - 0.1%
  Distribution Financial Services Trust, Series
    1999-3, Class A4,
    6.65%, 3/15/11                                        127                128
--------------------------------------------------------------------------------
WHOLE LOAN - 0.1%
  First Nationwide Trust, Series 2001-1, Class 2A2,
    7.00%, 6/25/31                                         43                 43
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
(COST $2,912)                                                              3,029

--------------------------------------------------------------------------------
CORPORATE BONDS - 11.2%
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.1%
  General Dynamics Corp.,
    2.13%, 5/15/06                                         65                 65
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.3%
  DaimlerChrysler N.A. Holding Corp.,
    4.75%, 1/15/08                                         20                 21
    3.75%, 6/4/08                                         125                125
    7.30%, 1/15/12                                         90                106
--------------------------------------------------------------------------------
                                                                             252
--------------------------------------------------------------------------------
BANKS - 2.1%
  Bank of America Corp.,
    3.88%, 1/15/08                                        145                153
    4.88%, 9/15/12                                        215                228
  Bank of New York (The) Co., Inc.,
    3.75%, 2/15/08                                        175                182
  Bank One Corp.,
    5.90%, 11/15/11                                       225                256
  Branch Banking & Trust Co. of Wilson, North
    Carolina,
    4.88%, 1/15/13                                        145                154
  FleetBoston Financial Corp.,
    3.85%, 2/15/08                                         45                 47
  JP Morgan Chase & Co.,
    4.00%, 2/1/08                                         230                241
    5.75%, 1/2/13                                          50                 55
  Marshall & Ilsley Corp.,
    5.75%, 9/1/06                                         155                173
  Mercantile Bankshares Corp.,/(1)/
    4.63%, 4/15/13                                         90                 93
  US Bancorp,
    3.13%, 3/15/08                                         75                 76
  Wells Fargo & Co.,
    3.50%, 4/4/08                                         250                258
  Wells Fargo Bank N.A.,
    6.45%, 2/1/11                                          80                 94
--------------------------------------------------------------------------------
                                                                           2,010
--------------------------------------------------------------------------------
BEVERAGES - 0.1%
  Coca-Cola Enterprises, Inc.,
    5.38%, 8/15/06                                        110                121
--------------------------------------------------------------------------------
CHEMICALS - 0.1%
  Praxair, Inc.,
    6.38%, 4/1/12                                          65                 77
--------------------------------------------------------------------------------

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 83 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
  SCHEDULE OF INVESTMENTS
  BALANCED PORTFOLIO (Continued)

                                                      PRINCIPAL
                                                       AMOUNT             VALUE
                                                       (000S)             (000S)
CORPORATE BONDS - 11.2% - CONTINUED
COMMERCIAL SERVICES - 0.0%
  Deluxe Corp.,
    5.00%, 12/15/12                                     $ 30                $ 31
--------------------------------------------------------------------------------
COMPUTERS - 0.1%
  International Business Machines Corp.,
    4.75%, 11/29/12                                      105                 112
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 5.3%
  American Express Co.,
    3.75%, 11/20/07                                      125                 131
  American General Finance Corp.,
    5.38%, 10/1/12                                        70                  76
  Bear Stearns Cos. (The), Inc.,
    3.00%, 3/30/06                                        30                  31
    4.00%, 1/31/08                                       125                 132
  Boeing Capital Corp.,
    5.80%, 1/15/13                                        95                 101
  Citigroup, Inc.,
    5.63%, 8/27/12                                       645                 718
  Countrywide Home Loans, Inc.,
    5.50%, 8/1/06                                        165                 180
    3.25%, 5/21/08                                       175                 177
  Credit Suisse First Boston USA, Inc.,
    6.50%, 1/15/12                                       115                 131
  Ford Motor Credit Co.,
    7.50%, 3/15/05                                       125                 132
    6.88%, 2/1/06                                         10                  10
    5.80%, 1/12/09                                       260                 256
    7.25%, 10/25/11                                      125                 129
  General Electric Capital Corp.,
    5.00%, 6/15/07                                       275                 302
    4.25%, 1/15/08                                       125                 133
    6.00%, 6/15/12                                       295                 336
  General Motors Acceptance Corp.,
    5.75%, 11/5/04                                        85                  88
    6.13%, 9/15/06                                        85                  89
    6.88%, 9/15/11                                       165                 171
  Goldman Sachs Group, Inc.,
    6.88%, 1/15/11                                       125                 148
    5.50%, 11/15/14                                      110                 120
  Household Finance Corp.,
    6.38%, 11/27/12                                      440                 503
  International Lease Finance Corp.,
    2.95%, 5/23/06                                        50                  50
  John Deere Capital Corp.,
    3.90%, 1/15/08                                       110                 114
  Lehman Brothers Holdings, Inc.,
    6.63%, 1/18/12                                       250                 293
  Morgan Stanley Dean Witter & Co.,
    6.10%, 4/15/06                                       150                 166
    3.63%, 4/1/08                                         80                  82
  National Rural Utilities Cooperation Finance,
    3.88%, 2/15/08                                       140                 146
  SLM Corp.,
    3.63%, 3/17/08                                       150                 155
--------------------------------------------------------------------------------
                                                                           5,100
--------------------------------------------------------------------------------
ELECTRIC - 0.5%
  Commonwealth Edison Co.,
    4.70%, 4/15/15                                       100                 104
  Consolidated Edison Co. of New York,
    4.88%, 2/1/13                                         50                  53
  DPL, Inc.,
    8.25%, 3/1/07                                         30                  33
  Peco Energy Co.,
    3.50%, 5/1/08                                        115                 119
  Virginia Electric and Power Co.,
    4.75%, 3/1/13                                         95                 100
  Wisconsin Electric Power,
    4.50%, 5/15/13                                        65                  68
--------------------------------------------------------------------------------
                                                                             477
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.1%
  Emerson Electric Co.,
    4.63%, 10/15/12                                       80                  84
    5.00%, 12/15/14                                       55                  60
--------------------------------------------------------------------------------
                                                                             144
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 0.1%
  Becton Dickinson & Co.,
    4.55%, 4/15/13                                        70                  74
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.0%
  Avery Dennison Corp.,
    4.88%, 1/15/13                                        45                  48
--------------------------------------------------------------------------------
INSURANCE - 0.2%
  Marsh & McLennan Cos., Inc.,
    3.63%, 2/15/08                                        55                  57
  Metlife, Inc.,
    5.38%, 12/15/12                                       85                  93

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 84 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2003 (UNAUDITED)

                                                      PRINCIPAL
                                                       AMOUNT             VALUE
                                                       (000S)             (000S)
CORPORATE BONDS - 11.2% - CONTINUED
INSURANCE - 0.2% - (CONTINUED)
   Prudential Financial, Inc.,
     3.75%, 5/1/08                                      $ 45                $ 46
--------------------------------------------------------------------------------
                                                                             196
--------------------------------------------------------------------------------
MEDIA - 0.3%
   Comcast Cable Communications,
     6.75%, 1/30/11                                       50                  57
   Continental Cablevision,
     8.30%, 5/15/06                                       20                  23
   Reed Elsevier Capital, Inc.,
     6.13%, 8/1/06                                       105                 117
   Viacom, Inc.,
     6.40%, 1/30/06                                       60                  67
--------------------------------------------------------------------------------
                                                                             264
--------------------------------------------------------------------------------
MINING - 0.1%
   Alcoa, Inc.,
     5.88%, 6/1/06                                        50                  56
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.1%
   General Electric Co.,
     5.00%, 2/1/13                                       100                 107
--------------------------------------------------------------------------------
OIL & GAS - 0.5%
   Apache Corp.,
     6.25%, 4/15/12                                       80                  94
   ConocoPhillips,
     4.75%, 10/15/12                                     175                 186
   Consolidated Natural Gas Co.,
     5.38%, 11/1/06                                      120                 131
   Devon Financing Corp. ULC,
     6.88%, 9/30/11                                       95                 113
--------------------------------------------------------------------------------
                                                                             524
--------------------------------------------------------------------------------
RETAIL - 0.4%
   Target Corp.,
     5.38%, 6/15/09                                      140                 157
   Wal-Mart Stores, Inc.,
     4.55%, 5/1/13                                       260                 273
--------------------------------------------------------------------------------
                                                                             430
--------------------------------------------------------------------------------
SAVINGS & LOANS - 0.2%
   Washington Mutual Bank FA,
     6.88%, 6/15/11                                      125                 149
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.5%
   Verizon of New England, Inc.,
     6.50%, 9/15/11                                      270                 315
   Verizon Virginia, Inc.,
     4.63%, 3/15/13                                       95                  98
   Verizon Wireless Capital LLC,
     5.38%, 12/15/06                                      75                  82
--------------------------------------------------------------------------------
                                                                             495
--------------------------------------------------------------------------------
TRANSPORTATION - 0.1%
   Caliber System, Inc.,
     7.80%, 8/1/06                                        80                  91
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
--------------------------------------------------------------------------------
(COST $10,172)                                                            10,823

FOREIGN ISSUER BONDS - 1.1%
BANKS - 0.1%
   National Westminster Bank PLC,
     7.38%, 10/1/09                                       45                  56
--------------------------------------------------------------------------------
BEVERAGES - 0.1%
   Diageo Capital PLC,
     3.38%, 3/20/08                                      110                 113
--------------------------------------------------------------------------------
MINING - 0.0%
   BHP Finance USA Ltd.,
     4.80%, 4/15/13                                       30                  32
--------------------------------------------------------------------------------
REGIONAL - 0.5%
   Financement-Quebec,
     5.00%, 10/25/12                                      65                  71
   Province of Ontario,
     3.50%, 9/17/07                                      160                 167
   Province of Quebec,
     5.50%, 4/11/06                                      200                 219
--------------------------------------------------------------------------------
                                                                             457
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.4%
   British Telecommunications PLC,
     8.38%, 12/15/10                                     155                 195
   Vodafone Group PLC,
     3.95%, 1/30/08                                      170                 178
--------------------------------------------------------------------------------
                                                                             373
--------------------------------------------------------------------------------
TOTAL FOREIGN ISSUER BONDS
--------------------------------------------------------------------------------
(COST $987)                                                                1,031

See Accompanying Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 85 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
 SCHEDULE OF INVESTMENTS                                MAY 31, 2003 (UNAUDITED)
 BALANCED PORTFOLIO (CONTINUED)

                                                  PRINCIPAL
                                                    AMOUNT        VALUE
                                                    (000S)        (000S)
U.S. GOVERNMENT AGENCIES - 9.2%
FANNIE MAE - 8.9%
  4.75%, 3/15/04                                   $1,485       $ 1,526
  4.38%, 10/15/06                                   1,060         1,145
  5.00%, 5/14/07                                      415           427
  6.63%, 11/15/10                                     770           942
  6.00%, 1/18/12                                      915           975
 Grantor Trust, Series 2003-T1, Class B,
  4.49%, 11/25/12                                     475           501
 Pool # 545812,
  6.50%, 8/1/32                                       625           651
 Pool # 555384,
  5.50%, 4/1/18                                       576           598
 Pool # 670402,
  6.50%, 6/1/32                                       547           570
 Pool # 689609,
  4.50%, 5/1/18                                       340           349
 Pool # 703439,
  5.00%, 6/1/18                                       975         1,012
---------------------------------------------------------------------------
                                                                  8,696
---------------------------------------------------------------------------
FREDDIE MAC - 0.3%
  2.75%, 3/15/08                                       70            71
  5.75%, 4/29/09                                      200           208
---------------------------------------------------------------------------
                                                                    279
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
---------------------------------------------------------------------------
(COST $8,633)                                                     8,975

U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. TREASURY BONDS - 0.2%
  6.38%, 8/15/27                                      115           148
  5.50%, 8/15/28                                       45            52
---------------------------------------------------------------------------
                                                                    200
---------------------------------------------------------------------------
U.S. TREASURY NOTES - 9.5%
  3.88%, 7/31/03                                      276           277
  5.75%, 8/15/03                                      440           444
  1.63%, 4/30/05                                    6,040         6,078
  6.75%, 5/15/05                                       15            17
  2.00%, 5/15/06                                        5             5
  3.00%, 11/15/07                                     650           674
  2.63%, 5/15/08                                      775           788
  3.63%, 5/15/13                                      895           915
---------------------------------------------------------------------------
                                                                  9,198
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
---------------------------------------------------------------------------
(COST $9,274)                                                     9,398

SHORT-TERM INVESTMENT - 6.6%
 Credit Suisse First Boston, Canada,
  Eurodollar Time Deposit,
  1.32%, 6/2/03                                     6,400         6,400
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
---------------------------------------------------------------------------
(COST $6,400)                                                     6,400

---------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
---------------------------------------------------------------------------
(COST $92,952)                                                   97,019
 Liabilities less Other Assets - 0.0%                               (38)
---------------------------------------------------------------------------
NET ASSETS - 100.0%                                             $96,981

*     Non-Income Producing Security.

(1) Securities exempts from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to approximately $703,000 or 0.7% of net assets.

See Accompanying Notes to the Financial Statements.

EQUITY PORTFOLIOS 86 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                              EQUITY PORTFOLIOS
                                                                           ----
       NOTES TO THE FINANCIAL STATEMENTS




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes twenty-two portfolios, (the "Portfolios") each with its own investment objective. Each equity Portfolio is classified as diversified. Northern Trust Investments, Inc. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers for the International Growth and Balanced Portfolios. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust is the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements for the equity portfolios.

Each of the Portfolios is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. As of May 31, 2003, Class A, Class C and Class D shares are outstanding for certain Portfolios.


2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value as of May 31, 2003. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are generally valued at the regular trading session closing price on the exchange or in the market where such securities are primarily traded. If any such security is not traded on a valuation date, it is valued at the current quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the current quoted bid price. Fixed income securities, however, may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of investment companies are valued at net asset value at each valuation date. Exchange traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates fair value. Securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees.

B) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. Realized gains and losses on investment transactions are calculated by using an identified-cost basis method. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date or as soon as the information is available.

C) EXPENSES - Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 87 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




D) FUTURES CONTRACTS - Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Portfolio and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

At May 31, 2003, the International Equity Index, Small Company Index and Equity Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at May 31, 2003, was approximately $145,000, $270,000 and $1,648,000, respectively.

E) OPTIONS CONTRACTS - Each Portfolio may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on options contracts, if any, are included with net realized and unrealized gains (losses) on investments.

The risks associated with purchasing an option include risk of loss of premium, change in market value and illiquidity within the options markets. Put and call options purchased are accounted for in the same manner as Portfolio securities.

The cost of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

At May 31, 2003, none of the Portfolios had outstanding options contracts.

F) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios are authorized to enter into forward foreign currency contracts for the purchase or sale of a specific currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions or to earn additional income. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses when the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

G) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments in the Statements of Operations.

H) PORTFOLIO SECURITIES LOANED - Certain Portfolios participate in Northern Trust's securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g. brokers approved by Northern Trust) as of the six months ended May 31, 2003. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Cash collateral is invested in the Liquid Assets Portfolio, one of the Trust's money market funds; non-cash collateral is held in custody for the Portfolios. The value of the collateral is monitored daily to ensure the value of such collateral is approximately 102% of the value of the total securities loaned to each borrower. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in

EQUITY PORTFOLIOS 88 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern for administering the securities lending program. Income (net of fees) is disclosed as investment income on each Portfolio's Statement of Operations. The fair value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios as of May 31, 2003, were as follows:

                                            CASH     NON-CASH
                                 FAIR    COLLATERAL COLLATERAL
                               VALUE OF   HELD ON    HELD ON     FEES
                              SECURITIES BEHALF OF  BEHALF OF  PAID TO
         Amounts in thousands   LOANED    THE FUND   THE FUND  NORTHERN
         --------------------------------------------------------------
          Mid Cap Growth       $12,157    $11,911      $296      $ --
          Diversified Growth    22,314     17,962     4,504        --
          Balanced              19,141     18,326     1,188         2
         --------------------------------------------------------------

The Mid Cap Growth Portfolio had loaned securities in the amount of 15.09% of net assets to Morgan Stanley & Co., Inc. at May 31, 2003. No other loans to individual broker/dealers exceeded 10% of each respective Portfolio's net assets as of the six months ended May 31, 2003.

I) FEDERAL INCOME TAXES - It is each Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

FOREIGN TAX CREDIT - The Portfolios below intend to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Portfolios as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries were as follows:

                   PORTFOLIO                    TAXES  INCOME
                  --------------------------------------------
                   International Growth        $0.0135 $0.1385
                   International Equity Index   0.0156  0.1741
                  --------------------------------------------

For the period subsequent to October 31, 2002, through the fiscal year end, the following Portfolios incurred net capital losses for which each Portfolio intends to treat as having been incurred in the following fiscal year (in thousands):

                       International Growth        $2,631
                       International Equity Index     120
                       Small Company Growth            17
                       Mid Cap Growth                 112
                       Focused Growth                 558
                       Diversified Growth             157
                       Equity Index                   544
                       Balanced                        99

At November 30, 2002, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows (in thousands):

                         NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
    PORTFOLIO                2007         2008         2009         2010
    ------------------------------------------------------------------------
    International Growth     $ --        $   --      $48,629      $24,623
    International Equity
     Index                     --            --           --       12,225
    Small Company
     Growth                    --         3,066       19,157        6,855
    Small Company Index        --            --        6,768       32,299
    Mid Cap Growth             --         2,599       11,386        4,316
    Focused Growth             --            --       50,103       36,803
    Diversified Growth         --            --        3,110          919
    Balanced                   --            --        1,467        2,286
    ------------------------------------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2002, the tax components of undistributed net investment income and realized gains were as follows:

                                              UNDISTRIBUTED
                                          ----------------------
                                          ORDINARY   LONG-TERM
               Amounts in thousands       INCOME*  CAPITAL GAINS
               -------------------------------------------------
               International Growth         $361      $    --
               International Equity Index  1,302           --
               Small Company Index         1,621           --
               Diversified Growth            369           --
               Equity Index                2,162       14,408
               Balanced                       17           --
               -------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 89 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




The taxable character of distributions paid during the fiscal year ended November 30, 2002, were as follows:

                                            DISTRIBUTIONS FROM
                                          ----------------------
                                          ORDINARY   LONG-TERM
               Amounts in thousands       INCOME*  CAPITAL GAINS
               -------------------------------------------------
               International Growth          $620     $    --
               International Equity Index     812         164
               Small Company Growth             2          --
               Small Company Index          3,471          --
               Diversified Growth             420          --
               Equity Index                11,588      31,577
               Balanced                     2,172          --
               -------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

J) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income were declared and paid as follows:

                     --------------------------------------
                      International Growth         Annually
                      International Equity Index   Annually
                      Small Company Growth         Annually
                      Small Company Index          Annually
                      Mid Cap Growth               Annually
                      Focused Growth               Annually
                      Diversified Growth           Annually
                      Equity Index                Quarterly
                      Balanced                    Quarterly

Each Portfolio's net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, based on a specified percentage of each Portfolio's average daily net assets. For the six months ended May 31, 2003, the investment advisers voluntarily agreed to waive a portion of the advisory fee as shown in the accompanying Statements of Operations.

The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2003, are as follows:

                                        ANNUAL     LESS  ADVISORY FEE
                                     ADVISORY FEE WAIVER AFTER WAIVER
          -----------------------------------------------------------
          International Growth           0.90%     0.10%     0.80%
          International Equity Index     0.35      0.10      0.25
          Small Company Growth           0.95      0.15      0.80
          Small Company Index            0.30      0.10      0.20
          Mid Cap Growth                 0.90      0.10      0.80
          Focused Growth                 0.85      0.10      0.75
          Diversified Growth             0.75      0.10      0.65
          Equity Index                   0.20      0.10      0.10
          Balanced                       0.60      0.10      0.50
          -----------------------------------------------------------

The waivers described above are voluntary and may be terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of .01%, ..10% and .15% of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolios' custodian expenses. Custodian credits, if any, are reflected in the Portfolios' Statements of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of .10% (.15% in the case of the International Growth and International Equity Index Portfolios) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIE for its duties as investment adviser and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis .10% of a Portfolio's average daily net assets (.25% for the

EQUITY PORTFOLIOS 90 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2003 (UNAUDITED)



International Growth and International Equity Index Portfolios), the co-administrators will reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2003, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers and trustees of the Trust are also officers and directors of Northern Trust. All officers and affiliated trustees serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provision of Rule 2a-7 under the Investment Company Act of 1940. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2003, the amounts payable were immaterial.

5   SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .15% and .25% of the average daily net assets of the outstanding Class C and D shares, respectively.

6   INVESTMENT TRANSACTIONS
Investment transactions for the six months ended May 31, 2003, (excluding short-term investments) were as follows:

                                        PURCHASES            SALES
                                    ------------------ ------------------
                                       U.S.               U.S.
                                    GOVERNMENT  OTHER  GOVERNMENT  OTHER
       ------------------------------------------------------------------
        International Growth          $   --   $40,824   $   --   $56,764
        International Equity Index        --    15,185       --     9,479
        Small Company Growth              --    29,606       --    35,625
        Small Company Index               --     3,153       --    88,767
        Mid Cap Growth                    --    25,865       --    29,239
        Focused Growth                    --   158,292       --   168,331
        Diversified Growth                --    33,248       --    35,429
        Equity Index                      --   100,469       --   181,694
        Balanced                      31,975    52,563   36,160    37,321
       ------------------------------------------------------------------

At May 31, 2003, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                           NET    COST FOR
                                          APPRE-  FEDERAL
                                         CIATION   INCOME
                     APPRECIA- DEPRECIA- (DEPRE-    TAX
Amounts in thousands   TION      TION    CIATION) PURPOSES
----------------------------------------------------------
International Growth  $13,123     $(865) $12,258  $92,910
International Equity
 Index                  5,279   (19,713) (14,434) 100,528
Small Company
 Growth                 4,770      (145)   4,625   20,939
Small Company
  Index                16,839   (10,740)   6,099   73,646
Mid Cap Growth          3,699       (39)   3,660   21,458
Focused Growth         24,636    (1,073)  23,563  193,527
Diversified Growth      6,289    (3,217)   3,072   61,895
Equity Index           82,523   (80,565)   1,958  716,097
Balanced                6,043    (1,976)   4,067   92,952
----------------------------------------------------------

7   BANK LOANS
On December 19, 2002, the Trust entered into a $150,000,000 revolving bank credit line administered by Deutsche Bank AG, for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above LIBOR (London Interbank Offering Rate). At May 31, 2003, none of the Portfolios had outstanding borrowings under this agreement.

Prior to December 19, 2002, the Trust maintained a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the NIBOR (New York Interbank Offering Rate).

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 91 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)
                                                       MAY 31, 2003 (UNAUDITED)




Interest expense for the six months ended May 31, 2003, was approximately $3,000, $1,000, $1,000, $1,000 and $1,000 for the International Growth,
International Equity Index, Small Company Growth, Focused Growth and Diversified Growth Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.

8   SHARE TRANSACTIONS
Transactions in Class A shares for the six months ended May 31, 2003, were as follows:

                                                                 NET
                                     REINVESTED                INCREASE
        Amounts in thousands SALES  DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ----------------------------------------------------------------
        International Growth  4,768       102        8,143      (3,273)
        International Equity
         Index                2,947       138        2,406         679
        Small Company Growth    371        --        1,180        (809)
        Small Company Index     860       161       11,169     (10,148)
        Mid Cap Growth          245        --          786        (541)
        Focused Growth        3,083        --        3,127         (44)
        Diversified Growth      938        40        1,345        (367)
        Equity Index         10,276     1,735       22,823     (10,812)
        Balanced              1,533        80        1,096         517
        ----------------------------------------------------------------

Transactions in Class A shares for the fiscal year ended November 30, 2002 (Audited) were as follows:

                                                                 NET
                                     REINVESTED                INCREASE
        Amounts in thousands SALES  DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ----------------------------------------------------------------
        International Growth 10,165        73        7,582       2,656
        International Equity
         Index                4,585       103        4,157         531
        Small Company Growth  1,765        --        1,738          27
        Small Company Index   4,589       297       17,603     (12,717)
        Mid Cap Growth          558        --        1,053        (495)
        Focused Growth        6,745        --        6,476         269
        Diversified Growth    1,186        49        4,057      (2,822)
        Equity Index         25,071     2,552       21,206       6,417
        Balanced              2,315       191        2,455          51
        ----------------------------------------------------------------

Transactions in Class C shares for the six months ended May 31, 2003, were as follows:

                                                                 NET
                                     REINVESTED                INCREASE
        Amounts in thousands  SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
       -----------------------------------------------------------------
          Mid Cap Growth       158        --           96          62
          Focused Growth       838        --           89         749
          Equity Index         341       108          780        (331)
          Balanced               4         1           23         (18)
       -----------------------------------------------------------------

Transactions in Class C shares for the fiscal year ended November 30, 2002 (Audited) were as follows:

                                                                 NET
                                     REINVESTED                INCREASE
        Amounts in thousands  SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
       -----------------------------------------------------------------
          Mid Cap Growth       340        --           300         40
          Focused Growth        13        --            15         (2)
          Equity Index         537       206         1,443       (700)
          Balanced               7         2             5          4
       -----------------------------------------------------------------

Transactions in Class D shares for the six months ended May 31, 2003, were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        International Growth  12        --           166        (154)
        Mid Cap Growth        11        --            12          (1)
        Focused Growth        58        --             5          53
        Diversified Growth     6        --            10          (4)
        Equity Index          94        11            38          67
        Balanced               2        --             2          --
        ---------------------------------------------------------------

Transactions in Class D shares for the fiscal year ended November 30, 2002 (Audited) were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        International Growth  154       --           191        (37)
        International Equity
         Index                  8       --            --          8
        Small Company Growth    5       --            --          5
        Small Company Index     4       --            --          4
        Mid Cap Growth         10       --            --         10
        Focused Growth         61       --            11         50
        Diversified Growth     24       --            18          6
        Equity Index          143       15           113         45
        Balanced               13        1             6          8
        ---------------------------------------------------------------


EQUITY PORTFOLIOS 92 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               NIF SAR EQTY 7/03

(c)2003 Northern Institutional Funds.
Northern Funds Distributors, LLC, not affiliated with Northern Trust.

                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 FARMINGDALE, NY
                                                                  PERMIT NO. 225





  50 South LaSalle Street
  P.O. Box 75986
  Chicago, Illinois 60675-5986
  800/637-1380
  northerninstitutionalfunds.com

         NORTHERN
         INSTITUTIONAL FUNDS

                       Managed by
                [LOGO] Northern Trust

                                                                    MAY 31, 2003








                                                               semiannual report
--------------------------------------------------------------------------------








                                                                        NORTHERN
                                                             INSTITUTIONAL FUNDS
                                                         LIQUID ASSETS PORTFOLIO
--------------------------------------------------------------------------------



TRUST NORTHERN  for investment solutions

                                                      NORTHERN (R)
                                                -------------------
                                                INSTITUTIONAL FUNDS

                                                                  Managed by
                                                     [LOGO HERE]  Northern Trust

                                                         LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

                                NOT FDIC INSURED
--------------------------------------------------------------------------------
                        May lose value/No bank guarantee
--------------------------------------------------------------------------------

The report has been prepared for the general information of Northern Institutional Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Liquid Assets Portfolio investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.

   2     STATEMENT OF ASSETS AND LIABILITIES


   3     STATEMENT OF OPERATIONS


   4     STATEMENT OF CHANGES IN NET ASSETS


   5     FINANCIAL HIGHLIGHTS


   6     SCHEDULE OF INVESTMENTS


   9     NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                   MAY 31, 2003 (UNAUDITED)

                                                                      LIQUID
 Amounts in thousands,                                                ASSETS
 except per share data                                               PORTFOLIO

-------------------------------------------------------------------------------
 ASSETS:
 Investments, at amortized cost                                      $655,911
 Repurchase agreements, at cost which approximates fair value         214,490
 Interest income receivable                                               662
 Prepaid and other assets                                                   2
 Total Assets                                                         871,065
-------------------------------------------------------------------------------

 LIABILITIES:
 Payable for securities purchased                                       1,500
 Distributions payable to shareholders                                    915
 Accrued co-administration fees                                            75
 Accrued registration fees and other liabilities                           10
 Total Liabilities                                                      2,500
-------------------------------------------------------------------------------

 Net Assets                                                          $868,565
-------------------------------------------------------------------------------

 ANALYSIS OF NET ASSETS:
 Capital stock                                                       $868,473
 Undistributed net investment income                                       98
 Accumulated undistributed net realized loss                               (6)
 Net Assets                                                          $868,565
-------------------------------------------------------------------------------

 TOTAL SHARES OUTSTANDING (NO PAR VALUE), UNLIMITED SHARES
  AUTHORIZED                                                          868,473
 NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE            $   1.00

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 2 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS              SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)

                                                           LIQUID
 Amounts in thousands                                      ASSETS
                                                          PORTFOLIO

--------------------------------------------------------------------
 INVESTMENT INCOME:
 Interest income                                          $  5,971
 EXPENSES:
 Investment advisory fees                                    1,079
 Co-administration fees                                        432
 Custody fees                                                   62
 Printing fees                                                   2
 Professional fees                                               4
 Trustee fees and expenses                                       4
 Other                                                           6
--------------------------------------------------------------------

 Total Expenses                                              1,589
  Less voluntary waivers of:
   Investment advisory fees                                 (1,079)
   Custody fees                                                (45)
  Less expenses reimbursed by
   Administrator                                               (16)
  Less custodian credits                                       (17)
  Net Expenses                                                 432
--------------------------------------------------------------------

 NET INVESTMENT INCOME                                       5,539
--------------------------------------------------------------------

 NET REALIZED LOSSES:
 Net realized losses on investments                             (6)
  Net Losses on Investments                                     (6)
--------------------------------------------------------------------

 NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $  5,533

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS     SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2002

                                                           LIQUID
                                                           ASSETS
                                                          PORTFOLIO
 Amounts in thousands                                2003           2002

----------------------------------------------------------------------------
 OPERATIONS:
 Net investment income                            $    5,539    $    12,828
 Net realized gains (losses) on investment
  transactions                                            (6)           103
  Net Increase in Net Assets Resulting from
  Operations                                           5,533         12,931
----------------------------------------------------------------------------

 CAPITAL SHARE TRANSACTIONS: /(1)/
 Proceeds from shares sold                         2,302,192      3,623,079
 Payments for shares redeemed                     (2,204,587)    (3,469,309)
  Net Increase in Net Assets Resulting from
  Capital Share Transactions                          97,605        153,770
----------------------------------------------------------------------------

 DISTRIBUTIONS PAID:
 From net investment income                           (5,539)       (12,828)
  Total Distributions Paid                            (5,539)       (12,828)
----------------------------------------------------------------------------

 TOTAL INCREASE IN NET ASSETS                         97,599        153,873
 NET ASSETS:
 Beginning of period                                 770,966        617,093
 End of period                                    $  868,565    $   770,966
----------------------------------------------------------------------------

 ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME                                          $       98    $        98
----------------------------------------------------------------------------

/(1)/ The number of shares sold and redeemed approximates the dollar amount of transactions.

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 4 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS                   SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                        LIQUID
                                                        ASSETS
                                                      PORTFOLIO
 Selected per share data                      2003       2002     2001 /(3)/

-----------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD       $   1.00   $   1.00   $   1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                          0.01       0.02       0.01
  Total Income from Investment Operations       0.01       0.02       0.01
-----------------------------------------------------------------------------

 LESS DISTRIBUTIONS PAID:
  From net investment income                   (0.01)     (0.02)     (0.01)
   Total Distributions Paid                    (0.01)     (0.02)     (0.01)
-----------------------------------------------------------------------------

 Net Asset Value, End of Period             $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------

 TOTAL RETURN /(1)/                             0.64%      1.96%      0.90%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period    $868,565   $770,966   $617,093
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and
   reimbursements                               0.10%      0.10%      0.10%
  Expenses, before waivers and
   reimbursements                               0.37%      0.38%      0.39%
  Net investment income, net of waivers
   and reimbursements                           1.28%      1.93%      3.01%
  Net investment income, before waivers
   and reimbursements                           1.01%      1.65%      2.72%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) For the period August 15, 2001 (commencement of operations) through November 30, 2001.

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS                                 MAY 31, 2003 (UNAUDITED)
       LIQUID ASSETS PORTFOLIO


                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                     (000S)              (000S)
CERTIFICATES OF DEPOSIT - 8.5%
Domestic Depository Institutions - 1.1%
   Citibank Certificate of Deposit,
     1.23%, 8/20/03                                 $ 3,000             $ 3,000
   Wells Fargo Bank, N.A., San Francisco,
     1.24%, 7/10/03                                   2,000               2,000
     1.21%, 7/22/03                                   5,000               5,000
--------------------------------------------------------------------------------
                                                                         10,000
--------------------------------------------------------------------------------
Foreign Depository Institutions - 7.4%
   Banca Intesa Spa, London Branch,
     1.27%, 6/9/03                                    4,000               4,000
   Banque Nationale de Paris, Paris Branch,
     1.20%, 11/17/03                                  3,000               3,000
   Barclays Bank, London Branch,
     1.25%, 10/16/03                                  3,000               3,000
     1.33%, 4/16/04                                   2,000               2,000
   Credit Agricole Indosuez,
   New York Branch,
     1.25%, 6/25/03                                   2,000               2,000
     1.25%, 7/3/03                                    3,000               3,000
     1.25%, 7/11/03                                   5,000               5,000
   Deutsche Bank, London Branch,
     1.18%, 11/10/03                                  4,000               4,000
   ING Bank, London Branch,
     1.31%, 6/16/03                                   6,000               6,000
     1.23%, 8/12/03                                   5,000               5,000
   Monte Dei Paschi di Siena,
   London Branch,
     1.23%, 8/11/03                                   2,000               2,000
   Natexis Banques Populaires,
   New York Branch,
     1.23%, 7/9/03                                    9,000               9,000
   Royal Bank of Canada, New York Branch,
     1.31%, 3/31/04                                   2,000               2,000
   Societe Generale, London Branch,
     1.21%, 8/11/03                                   5,000               5,000
   Societe Generale, New York Branch,
     1.60%, 11/25/03                                  1,000               1,000
   Toronto Dominion Bank, New York Branch,
     1.31%, 6/13/03                                   4,000               4,000
     1.11%, 9/15/03                                   4,000               4,000
--------------------------------------------------------------------------------
                                                                         64,000
--------------------------------------------------------------------------------
Total Certificates of Deposit
--------------------------------------------------------------------------------
(Cost $74,000)                                                           74,000

COMMERCIAL PAPER - 36.1%
Auto Receivables - 1.4%
   DaimlerChrysler Revolving Auto Conduit,
   Series 1,
     1.25%, 7/14/03                                   5,000               4,993
   Series 2,
     1.26%, 8/15/03                                   3,000               2,992
   FCAR1 Owner Trust,
     1.23%, 7/25/03                                   2,000               1,996
     1.15%, 11/17/03                                  2,000               1,989
--------------------------------------------------------------------------------
                                                                         11,970
--------------------------------------------------------------------------------
Communications - 0.6%
   Verizon Network Funding,
     1.25%, 9/5/03                                    5,000               4,983
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                     (000S)              (000S)
COMMERCIAL PAPER - 36.1% - CONTINUED
   Credit Card Master Trusts - 5.6%
   Citibank Credit Card Master Trust,
   Dakota Certificates,
     1.27%, 6/19/03                                 $ 4,000             $ 3,997
     1.27%, 6/27/03                                   5,000               4,995
     1.25%, 7/29/03                                  15,000              14,970
   Ford Credit Floorplan Master Owner Trust A,
   Motown Funding LLC, Series 2002-1,
     1.26%, 7/11/03                                  10,000               9,986
     1.27%, 7/14/03                                  10,000               9,985
   MBNA Credit Card Master Trust,
   Emerald Certificates,
     1.27%, 6/18/03                                   2,000               1,999
     1.26%, 7/24/03                                   3,000               2,994
--------------------------------------------------------------------------------
                                                                         48,926
--------------------------------------------------------------------------------
Electronic and Other Electrical Companies - 1.6%
   General Electric Capital Corp.,
     1.27%, 6/20/03                                   4,000               3,997
     1.25%, 8/26/03                                  10,000               9,970
--------------------------------------------------------------------------------
                                                                         13,967
--------------------------------------------------------------------------------
Foreign Depository Institutions - 0.6%
   Caisse des Depots et Consignations,
     1.24%, 6/20/03                                   5,000               4,997
--------------------------------------------------------------------------------
International Receivables - 0.6%
   Bills Securitization Ltd.,
     1.25%, 7/21/03                                   5,000               4,991
--------------------------------------------------------------------------------
Multi-Seller Conduits - 15.9%
   Amstel Funding Corp.,
     1.29%, 6/5/03                                   11,000              10,998
     1.27%, 6/9/03                                    8,000               7,998
     1.38%, 6/10/03                                   2,000               1,999
     1.39%, 6/11/03                                   2,000               1,999
     1.30%, 6/16/03                                   2,000               1,999
   Amsterdam Funding,
     1.28%, 7/8/03                                    2,000               1,997
   Asset Securitization,
     1.23%, 6/20/03                                   2,000               1,999
   Atlantic Asset Securitization Corp.,
     1.22%, 6/18/03                                   9,000               8,995
     1.24%, 7/1/03                                    2,000               1,998
   Charta Corp.,
     1.24%, 7/9/03                                    5,000               4,993
     1.24%, 8/13/03                                   5,000               4,987
   Clipper Receivables Corp.,
     1.24%, 6/20/03                                   2,000               1,999
     1.24%, 6/23/03                                   2,000               1,998
     1.27%, 7/31/03                                   1,000                 998
   Edison Asset Securitization,
     1.30%, 6/6/03                                    4,000               3,999
     1.16%, 6/11/03                                   4,000               3,999
     1.20%, 9/10/03                                   3,000               2,990
     1.17%, 10/3/03                                   2,000               1,992
     1.19%, 11/10/03                                  2,000               1,989
   Fairway Finance Corp.,
     1.28%, 6/13/03                                   1,000               1,000
     1.27%, 6/16/03                                   2,000               1,999
   Hatteras Funding Corp.,
     1.27%, 6/6/03                                    2,000               2,000
     1.27%, 7/28/03                                   3,000               2,994


See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 6 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS                                 MAY 31, 2003 (UNAUDITED)
       LIQUID ASSETS PORTFOLIO (continued)


                                                   PRINCIPAL
                                                    AMOUNT               VALUE
                                                    (000S)               (000S)
COMMERCIAL PAPER - 36.1% - CONTINUED
Multi-Seller Conduits - 15.9% (continued)
   Lexington Parker Capital,
     1.29%, 6/4/03                                  $ 5,000            $  5,000
     1.25%, 8/27/03                                  15,000              14,955
   Liberty Street Funding Co.,
     1.24%, 7/21/03                                   2,000               1,997
   Tannehill Capital Co. LLC,
     1.25%, 7/7/03                                   10,417              10,404
   Thames Asset Global Securitization No. 1, Inc.,
     1.25%, 6/16/03                                   5,000               4,997
     1.25%, 8/1/03                                    1,241               1,238
   Tulip Funding Corp.,
     1.27%, 6/30/03                                  10,000               9,990
     1.22%, 8/28/03                                   2,000               1,994
     1.23%, 8/29/03                                  10,000               9,970
--------------------------------------------------------------------------------
                                                                        138,464
--------------------------------------------------------------------------------
Single Seller Conuits - 1.4%
   Blue Spice LLC,
     1.28%, 6/17/03                                   7,521               7,517
   Forrestal Funding Master Trust,
     1.30%, 6/30/03                                   5,000               4,995
--------------------------------------------------------------------------------
                                                                         12,512
--------------------------------------------------------------------------------
Structured Investment Vehicles - 8.4%
   CC USA Inc.,
     1.27%, 7/11/03                                  10,000               9,986
   Dorada Finance, Inc.,
     1.27%, 7/24/03                                  10,000               9,981
   Links Finance LLC,
     1.23%, 7/7/03                                   20,000              19,975
   Moriarty Limited,
     1.28%, 6/19/03                                   5,000               4,997
   Pennine Funding LLC,
     1.27%, 6/23/03                                  13,000              12,990
     1.29%, 7/14/03                                   2,000               1,997
   Scaldis Capital LLC,
     1.28%, 6/25/03                                   3,000               2,998
     1.25%, 8/8/03                                    2,000               1,995
     1.23%, 8/27/03                                   2,000               1,994
   Surrey Funding Corp.,
     1.28%, 6/20/03                                   2,000               1,999
     1.24%, 6/27/03                                   2,000               1,998
     1.27%, 7/28/03                                   2,000               1,996
--------------------------------------------------------------------------------
                                                                         72,906
--------------------------------------------------------------------------------
Total Commercial Paper
--------------------------------------------------------------------------------
(Cost $313,716)                                                         313,716

CORPORATE NOTES/BONDS - 12.5%
Bank Holding Companies - 1.2%
   Westpac Banking Corp.,
   Euro Medium Term Floating Rate Note,
     1.33%, 8/6/03                                   10,000              10,004
--------------------------------------------------------------------------------
Domestic Depository Institutions - 3.6%
   Bank One, N.A., Chicago,
     1.16%, 11/10/03                                  2,000               2,000








                                                   PRINCIPAL
                                                    AMOUNT               VALUE
                                                    (000S)               (000S)
CORPORATE NOTES/BONDS - 12.5% - continued
   Key Bank, N.A. Floating Rate Note,
     1.54%, 6/18/03                                 $10,000            $ 10,013
   Marshall & Ilsley Bank Note,
     5.26%, 12/15/03                                  4,000               4,075
   National City Bank Floating Rate Note,
     1.28%, 6/12/03                                  10,000              10,006
   National City Bank, Cleveland,
   Floating Rate Note,
     1.27%, 6/30/03                                   5,000               5,000
--------------------------------------------------------------------------------
                                                                         31,094
--------------------------------------------------------------------------------
Non-Depository Personal Credit Institutions - 2.5%
   CIT Group, Inc. Floating Rate Note,
     2.54%, 7/9/03                                    2,000               2,000
   General Electric Capital Corp.
   Medium Term Floating Rate Note,
     1.43%, 7/22/03                                  15,000              15,023
   SLM Corp. Senior Floating Rate Note, /1/
     1.32%, 5/30/04                                   5,000               5,000
--------------------------------------------------------------------------------
                                                                         22,023
--------------------------------------------------------------------------------
Security and Commodity Broker - 0.6%
   Lehman Brothers Holdings, Inc.
   Floating Rate Note,
     1.37%, 6/23/03                                   5,000               5,000
--------------------------------------------------------------------------------
Structured Investment Vehicles - 3.4%
   CC USA, Inc.
   Medium Term Floating Rate Note, /1/
     1.46%, 6/2/03                                   20,000              20,019
   Dorada Finance, Inc. Floating Rate Note, /1/
     1.28%, 7/1/03                                   10,000               9,999
--------------------------------------------------------------------------------
                                                                         30,018
--------------------------------------------------------------------------------
Transportation Equipment - 1.2%
   American Honda Finance Floating Rate Note, /1/
     1.30%, 7/22/03                                  10,000               9,999
--------------------------------------------------------------------------------
Total Corporate Notes/Bonds
--------------------------------------------------------------------------------
(Cost $108,138)                                                         108,138

EURODOLLAR TIME DEPOSITS - 9.0%
Domestic Depository Institutions - 4.6%
   State Street Bank & Trust Co., Grand Cayman,
     1.31%, 6/2/03                                   10,000              10,000
   U.S. Bank, N.A., Grand Cayman,
     1.28%, 6/2/03                                   30,000              30,000
--------------------------------------------------------------------------------
                                                                         40,000
--------------------------------------------------------------------------------
Foreign Depository Institutions - 4.4%
   Barclays Bank, Global Treasury Services,
   London,
     1.38%, 6/2/03                                   12,000              12,000
   Societe Generale, Grand Cayman,
     1.31%, 6/2/03                                   20,000              20,000
   Standard Chartered Bank, London,
     1.26%, 7/14/03                                   6,000               6,000
--------------------------------------------------------------------------------
                                                                         38,000
--------------------------------------------------------------------------------
Total Eurodollar Time Deposits
--------------------------------------------------------------------------------
(Cost $78,000)                                                           78,000

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS                                 MAY 31, 2003 (UNAUDITED)
       LIQUID ASSETS PORTFOLIO (continued)

                                                   PRINCIPAL
                                                    AMOUNT               VALUE
                                                    (000S)               (000S)
MUNICIPAL INVESTMENTS - 5.2%
Housing Programs - 2.9%
   California Housing Finance Agency
   Revenue Bonds, Series M (AMT),
     1.35%, 6/2/03                                  $25,000            $ 25,000
-------------------------------------------------------------------------------
Transportation Services - 2.3%
   Texas Calhoun County Industrial Development
   Authority Revenue Bonds, Series 1998 (AMT),
     1.45%, 6/2/03                                   20,600              20,600
--------------------------------------------------------------------------------
Total Municipal Investments
--------------------------------------------------------------------------------
(Cost $45,600)                                                           45,600

U.S. GOVERNMENT AGENCIES - 4.2%
Fannie Mae - 0.5%
   FNMA Notes
     1.26%, 4/8/04                                    2,000               2,000
     1.45%, 4/19/04                                   1,000               1,000
     1.30%, 6/28/04                                   1,500               1,500
--------------------------------------------------------------------------------
                                                                          4,500
--------------------------------------------------------------------------------
Federal Home Loan Bank - 2.5%
   FHLB Discount Note
     1.92%, 7/3/03                                    5,000               4,992
   FHLB Notes
     1.35%, 4/5/04                                    2,000               2,000
     1.36%, 4/5/04                                    2,000               2,000
     1.38%, 4/13/04                                   2,000               2,000
     1.40%, 4/13/04                                   7,000               7,000
     1.44%, 5/10/04                                   1,000               1,000
     1.35%, 6/9/04                                    1,000               1,000
     1.27%, 6/21/04                                   2,000               2,000
--------------------------------------------------------------------------------
                                                                         21,992
--------------------------------------------------------------------------------
Freddie Mac - 1.2%
   FHLMC Discount Note
     1.70%, 8/14/03                                  10,000               9,965
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $36,457)                                                           36,457

Investments, at Amortized Cost (cost $655,911)                          655,911

                                                   PRINCIPAL
                                                    AMOUNT               VALUE
                                                    (000S)               (000S)
REPURCHASE AGREEMENTS - 24.7%
(Colld. by U.S. Government/Agency Securities)
Joint Repurchase Agreements - 5.7%
   Morgan Stanley & Co., Inc., dated 5/30/03,
   repurchase price $10,999
     1.22%, 6/2/03                                  $10,998            $ 10,998
   Bank of America Securities LLC,
   dated 5/30/03, repurchase price $16,498
     1.23%, 6/2/03                                   16,497              16,497
   Societe Generale - New York Branch,
   dated 5/30/03, repurchase price $5,499
     1.25%, 6/2/03                                    5,499               5,499
   UBS Warburg LLC, dated 5/30/03,
   repurchase price $16,498
     1.25%, 6/2/03                                   16,496              16,496
--------------------------------------------------------------------------------
                                                                         49,490
--------------------------------------------------------------------------------
(Colld. by U.S. Government/Agency Securities)
Repurchase Agreements - 19.0%
   Merrill Lynch, dated 5/30/03,
   repurchase price $40,003
     1.36%, 6/2/03                                   40,000              40,000
   UBS Warburg LLC, dated 5/30/03,
   repurchase price $50,004
     1.38%, 6/2/03                                   50,000              50,000
   Lehman Brothers, Inc., dated 5/30/03,
   repurchase price $75,006
     1.42%, 6/2/03                                   75,000              75,000
--------------------------------------------------------------------------------
                                                                        165,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
--------------------------------------------------------------------------------
(Cost $214,490)                                                         214,490
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments - 100.2%
--------------------------------------------------------------------------------
(Cost $870,401)                                                         870,401
   Liabilities less Other Assets - (0.2)%                                (1,836)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $868,565

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to approximately $45,017,000 or 5.2% of net assets.

See Accompanying Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 8 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS                       MAY 31, 2003 (UNAUDITED)

1. ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes twenty-two portfolios, each with its own investment objective. The Liquid Assets Portfolio (the "Portfolio") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, Inc. ("NTI"), a wholly owned subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser of the Liquid Assets Portfolio. Northern Trust is the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JP Morgan Chase which, in turn, hold securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

The Portfolio and other Portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolio and does not collect any additional fees from the Portfolio. The Portfolio has entered into such joint repurchase agreements as of May 31, 2003, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) FEDERAL INCOME TAXES - It is the Portfolio's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for Federal income taxes.

At November 30, 2002, the tax component of undistributed net investment income and realized gain, including amount declared but not yet paid for federal income tax purposes, is as follows (in thousands):

Undistributed Ordinary Income *
$1,022

Undistributed Capital Gains
$0

The tax character of distributions paid during the year ended November 30, 2002 is as follows (in thousands):

Distributions from Ordinary Income *
$11,904

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

E) EXPENSES - The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses that are not directly attributable to the Portfolio are typically allocated among the Portfolios of the Trust based on each Portfolio's relative net assets.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS                       MAY 31, 2003 (UNAUDITED)

F) DISTRIBUTIONS TO SHAREHOLDERS - The Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and Federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
As compensation for services rendered, including the assumption of the expenses related thereto, the Investment Adviser is entitled to a fee, calculated daily and payable monthly, at an annual rate of .25% of the Portfolio's daily net assets. Until further notice, the Investment Adviser has voluntarily agreed to waive all of the advisory fee. The effect of this waiver by the Investment Adviser during the six months ended May 31, 2003, reduced advisory fees as shown on the accompanying Statement of Operations.

As compensation for services rendered, including the assumption of the expenses related thereto, the Custodian and Transfer Agent receive compensation based on a pre-determined schedule of charges approved by the Board. Until further notice, the Investment Adviser has voluntarily agreed to waive all of the Custodian and Transfer Agent fees. The effect of this Custodian and Transfer Agent fee waiver by the Investment Adviser during the six months ended May 31, 2003, reduced fees as shown on the accompanying Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at the annual rate of .10% of the Portfolio's average daily net assets. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent and certain extraordinary expenses, exceed on an annualized basis .10% of the Portfolio's average daily net assets, the co-administrators reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2003, under such agreements are shown on the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, receives no compensation under the placement agency agreement.

Certain officers and Trustees of the Trust are also officers and directors of Northern Trust. All officers and affiliated Trustees serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statement of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2003, the amount payable was $788.

5. BANK LOANS
On December 19, 2002, the Trust entered into a $150,000,000 revolving bank credit line administered by Deutsche Bank AG, for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above LIBOR (London Interbank Offering Rate).

Prior to December 19, 2002, the Trust maintained a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the NIBOR (New York Interbank Offering Rate).

The Portfolio had no borrowings under either agreement during the six months ended May 31, 2003.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 10 LIQUID ASSETS PORTFOLIO

--------------------------------------------------------------------------------
(C) 2003 Northern Institutional Funds.
Northern Funds Distributors, LLC, not affiliated with Northern Trust.

         50 South LaSalle Street
         Chicago, Illinois 60675
         800/621-1911

     NORTHERN (R)
-------------------
INSTITUTIONAL FUNDS

             Managed by
[LOGO HERE]  Northern Trust

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period ended May 31, 2003.


Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period ended May 31, 2003.


Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period ended May 31, 2003.


Item 5. Audit Committee of Listed Registrants.

Not applicable.


Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a)  Not applicable.

(b)  Attached hereto:

     Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

     Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Northern Institutional Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Lloyd A. Wennlund
                           -----------------------------------------------------
                           Lloyd A. Wennlund, President
                           (Principal Executive Officer)

Date                       August 1, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Lloyd A. Wennlund
                           -----------------------------------------------------
                           Lloyd A. Wennlund, President
                           (Principal Executive Officer)

Date                       August 1, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Brian P. Ovaert
                           -----------------------------------------------------
                           Brian P. Ovaert, Treasurer
                           (Principal Financial Officer)

Date                       August 1, 2003
                           -----------------------------------------------------

* Print the name and title of each signing officer under his or her signature.